UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1.	Reports to Stockholders.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2019

Beginning on January 25, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website. You will be notified by mail each time a report is available, and you will be provided with a website link to access the report.

If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Distributor or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 1-855-890-7725 to make such arrangements. Shareholders who hold accounts through an investment advisor, bank, or broker-dealer should contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-890-7725 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your Fund shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2019 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
North America	82.4%
Europe	4.4
Asia	1.1
Oceania	0.0 [1]
South America	0.9
Middle East	0.7
Africa	0.1
Other[1]	15.6
Securities Sold Short	(22.1)
Other Assets and Liabilities[2]	16.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund, Warrants and Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Common Stock	32.0%
Mortgage-Backed Securities	24.8
Sovereign Debt	14.2
Investments in Investee Funds	7.5
Corporate Bonds & Notes	7.2
U.S. Treasury Obligations	6.1
Asset-Backed Securities	5.1
Bank Debt	4.0
U.S. Government Sponsored Agency Securities	1.8
Exchange-Traded Funds	1.3
Convertible Bonds	0.8
Municipals	0.3
Preferred Stock	0.0	[1]
Short-Term Investment—Money Market Funds	0.0	[1]
Warrants	0.0	[1]
Other[2]	0.1
Securities Sold Short	(22.1)
Other Assets and Liabilities[3]	16.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	8.5%
AA/Aa	1.5
A	0.9
BBB/Baa	6.9
BB/Ba	4.4
B	10.0
CCC/Caa	2.8
CC/Ca	0.3
C	—
D	0.1
Not Rated	25.8
Other[3]	38.8

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities that are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2019 (Unaudited)

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	5.0%
Banking	3.7
Medical Equipment & Devices	3.2
Asset Management	2.7
Software	2.3
Health Care Facilities & Services	2.1
Retail—Discretionary	2.0
Integrated Oils	1.7
Wireless Telecommunications Services	1.6
Gaming, Lodging & Restaurants	1.5
Oil, Gas & Coal	1.3
Specialty Finance	1.2
Real Estate	1.1
Media	1.1
Financial Services	1.0
Retail—Consumer Discretionary	0.9
Exploration & Production	0.8
Semiconductors	0.8
Utilities	0.7
Consumer Products	0.6
Hardware	0.5
Retail—Consumer Staples	0.5
Aerospace & Defense	0.4
Consumer Finance	0.4
Industrial Other	0.4
Pipeline	0.4
Software & Services	0.4
Technology Services	0.4
Chemicals	0.3
Construction Materials Manufacturing	0.3
Food & Beverage	0.3
Institutional Financial Services	0.3
Insurance	0.3
Apparel & Textile Products	0.2
Banks	0.2
Consumer Services	0.2
Distributors—Consumer Staples	0.2
Home & Office Products	0.2
Machinery Manufacturing	0.2
Oil & Gas Services & Equipment	0.2
Passenger Transportation	0.2
Recreation Facilities & Services	0.2
Refining & Marketing	0.2
Transportation & Logistics	0.2
Automotive	0.1
Commercial Services	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Electrical Equipment	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2019 (Unaudited)

Industry	Percentage of Total Net Assets
Engineering & Construction Services	0.1%
Entertainment Resources	0.1
Home Improvement	0.1
Internet Media	0.1
Managed Care	0.1
Pharmaceuticals	0.1
Property & Casualty Insurance	0.1
Publishing & Broadcasting	0.1
Restaurants	0.1
Telecommunications	0.1
Waste & Environmental Services & Equipment	0.1
Advertising & Marketing	0.0	[1]
Airlines	0.0	[1]
Cable & Satellite	0.0	[1]
Casinos & Gaming	0.0	[1]
Coal Operations	0.0	[1]
Commercial Finance	0.0	[1]
Design, Manufacturing & Distribution	0.0	[1]
Distributors—Discretionary	0.0	[1]
Electrical Equipment Manufacturing	0.0	[1]
Entertainment Contents	0.0	[1]
Forest & Paper Products	0.0	[1]
Government Regional	0.0	[1]
Health Care	0.0	[1]
Homebuilders	0.0	[1]
Industrial Services	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Machinery	0.0	[1]
Manufactured Goods	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Metals & Mining	0.0	[1]
Power Generation	0.0	[1]
Renewable Energy	0.0	[1]
Transportation Equipment	0.0	[1]
Travel & Lodging	0.0	[1]
Other[2]	61.2
Securities Sold Short	(22.1)
Other Assets and Liabilities[3]	16.9

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 105.2%
COMMON STOCK — 32.0%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd., ADR (b)	8,300	$40,835

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (b),(a)	10,300	36,771

Total Africa		77,606

Asia — 1.0%
Asset Management — 0.1%
Noah Holdings Ltd., ADR (a)	3,400	99,280
SC Health Corp., A Shares (a),(c)	428,600	4,208,852

		4,308,132

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (b),(a)	200	1,294

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc., ADR (b),(a)	9,500	1,052,220
RYB Education, Inc., ADR (b),(a)	1,200	7,692
Tarena International, Inc., ADR (b),(a)	2,100	2,079

		1,061,991

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR (b)	1,400	14,000
Melco Resorts & Entertainment Ltd., ADR	30,800	597,828

		611,828

Hardware — 0.0%
AU Optronics Corp., ADR	100	246

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (b),(a)	2,329	11,272

Machinery — 0.0%
China Yuchai International Ltd. (b)	2,045	26,483
Hollysys Automation Technologies Ltd. (b)	8,500	129,115

		155,598

Media — 0.2%
58.com, Inc., ADR (a)	4,900	241,619
Baidu, Inc., ADR (b),(a)	97,800	10,049,928
Eros International PLC (a)	19,300	36,863

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Phoenix New Media Ltd., ADR (b),(a)	2,100	$5,376
SINA Corp. (b),(a)	400	15,676
Sohu.com Ltd., ADR (b),(a)	700	7,112
Yandex NV, A Shares (b),(a)	70,100	2,454,201

		12,810,775

Medical Equipment & Devices — 0.2%
Olympus Corp. (c),(a)	1,179,120	15,974,588

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR	600	35,220
PetroChina Co. Ltd., ADR (b)	200	10,162

		45,382

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (b)	4,000	16,240

Renewable Energy — 0.0%
Highpower International, Inc. (b),(a)	200	938

Retail—Discretionary — 0.5%
Alibaba Group Holding Ltd., ADR (b),(a),(c)	243,842	40,777,698

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	15,900	373,332
Magnachip Semiconductor Corp. (b),(a)	12,000	121,680
Silicon Motion Technology Corp., ADR (b)	1,900	67,165
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,700	543,816
United Microelectronics Corp., ADR (b)	33,800	70,642

		1,176,635

Software — 0.0%
Changyou.com Ltd., ADR (b)	5,800	55,100
HUYA, Inc., ADR (a)	33,700	796,668
Sea Ltd., ADR (a)	9,400	290,930

		1,142,698

Specialty Finance — 0.0%
Hexindai, Inc., ADR (b),(a)	3,700	5,661
LexinFintech Holdings Ltd., ADR (b),(a)	3,200	32,096
PPDAI Group, Inc., ADR (b)	1,400	4,060
Qudian, Inc., ADR (b),(a)	26,200	180,518

		222,335

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Infosys Ltd., ADR	18,500	$210,345
WNS Holdings Ltd., ADR (b),(a)	6,400	376,000

		586,345

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (b),(a)	300	2,286
Aspire Holdings LLC, Class A (c),(d)	1,502,082	1
VEON Ltd., ADR	18,800	45,120

		47,407

Total Asia		78,951,402

Europe — 1.0%
Asset Management — 0.1%
Bespoke Capital Acquisition Corp., A Shares (a),(c),(d)	750,000	7,200,000

Automotive — 0.0%
Fiat Chrysler Automobiles NV (b)	55,800	722,610

Biotechnology & Pharmaceuticals — 0.5%
GENMAB A/S, ADR (b),(a),(c)	133,737	2,709,512
GlaxoSmithKline PLC, ADR (b)	24,900	1,062,732
Grifols SA, ADR	600	12,024
InflaRx NV (a)	3,700	9,139
Nabriva Therapeutics plc (a)	100	200
Novartis AG (c)	411,336	35,698,595
Novo Nordisk A/S, ADR	100	5,170
Prothena Corp. PLC (b),(a)	10,700	83,888
uniQure NV (b),(a)	8,900	350,304

		39,931,564

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	18,000	300,780

Commercial Services — 0.0%
Cimpress NV (a)	100	13,184

Consumer Products — 0.0%
Avon Products, Inc. (b),(a)	32,500	143,000
Nomad Foods Ltd. (b),(a)	24,900	510,450

		653,450

Electrical Equipment — 0.0%
OSRAM Licht AG	55,469	2,439,499

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Health Care Facilities & Services — 0.0%
ICON PLC (b),(a)	200	$29,468

Media — 0.0%
Trivago NV, ADR (b),(a)	5,800	23,838

Medical Equipment & Devices — 0.2%
Alcon, Inc. (b),(a),(c)	284,818	16,602,041
Trinity Biotech PLC, ADR (b),(a)	1,700	2,057

		16,604,098

Oil, Gas & Coal — 0.0%
Equinor ASA, ADR	2,900	54,955
Seadrill Ltd. (b),(a)	2,900	6,090
TechnipFMC PLC	3,800	91,732

		152,777

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A (b)	1,600	26,288

Retail—Discretionary — 0.0%
Hudson Ltd., Class A (b),(a)	11,300	138,651

Semiconductors — 0.1%
NXP Semiconductors NV (b),(c)	25,816	2,817,042

Software — 0.1%
InterXion Holding NV (b),(a),(c)	122,094	9,945,777
Micro Focus International plc, ADR	100	1,415

		9,947,192

Technology Services — 0.0%
Atento SA (b),(a)	4,500	12,510

Telecommunications — 0.0%
Tele2 AB, B Shares	47,320	703,763

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (b),(a)	17,100	29,925

Utilities — 0.0%
Atlantica Yield PLC (b)	10,900	262,581

Total Europe		82,009,220

Middle East — 0.1%
Aerospace & Defense — 0.0%
Ituran Location and Control Ltd.	300	7,437

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.0%
Intec Pharma Ltd. (a)	500	$365

Electrical Equipment — 0.0%
Camtek Ltd. (b)	6,700	62,846

Hardware — 0.0%
Ceragon Networks Ltd. (b),(a)	8,000	21,520
Radware Ltd. (b),(a)	7,000	169,820
Silicom Ltd. (b),(a)	200	6,320

		197,660

Semiconductors — 0.1%
Mellanox Technologies Ltd. (b),(a)	24,700	2,706,873
Nova Measuring Instruments Ltd. (b),(a)	1,900	60,363
Tower Semiconductor Ltd. (b),(a)	23,500	452,140

		3,219,376

Software — 0.0%
Allot Ltd. (b),(a)	1,200	9,672
Check Point Software Technologies Ltd. (b),(a)	2,300	251,850
CyberArk Software Ltd. (b),(a)	14,300	1,427,426
Sapiens International Corp. NV (b)	800	15,712

		1,704,660

Total Middle East		5,192,344

North America — 29.8%
Aerospace & Defense — 0.4%
AAR Corp. (b)	2,900	119,509
Boeing Co.	6,700	2,549,149
Ducommun, Inc. (b),(a)	900	38,160
HEICO Corp. (b)	3,488	435,581
Hexcel Corp. (b)	1,999	164,178
L3Harris Technologies, Inc. (b)	19,100	3,985,024
Lockheed Martin Corp. (b)	31,299	12,208,488
Mercury Systems, Inc. (b),(a)	9,500	771,115
Raytheon Co. (b)	59,900	11,751,781
Wesco Aircraft Holdings, Inc. (a)	13,700	150,837

		32,173,822

Apparel & Textile Products — 0.2%
Columbia Sportswear Co. (b)	2,775	268,870
Culp, Inc. (b)	600	9,780
Kontoor Brands, Inc. (a)	5,000	175,500
Nike, Inc., Class B (b)	69,400	6,518,048
Skechers U.S.A., Inc., Class A (b),(a)	50,000	1,867,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc. (b)	172,100	$4,483,205
Unifi, Inc. (b),(a)	1,200	26,304
VF Corp. (b)	61,701	5,490,772
Vince Holding Corp. (b),(a)	306	5,811

		18,845,790

Asset Management — 2.5%
Ameriprise Financial, Inc. (c)	42,641	6,272,491
Apex Technology Acquisition (a),(c)	739,271	7,533,171
Apollo Investment Corp.	99	1,593
Ares Management Corp.	6,500	174,265
ARYA Sciences Acquisition Corp. (a),(c),(d)	127,800	1,336,788
ARYA Sciences Acquisition Corp., Class A (a),(c)	217,200	2,239,332
BlackRock Capital Investment Corp. (b)	16,800	84,168
BlackRock TCP Capital Corp. (b)	15,400	208,747
BlackRock, Inc.	1,300	579,332
Blucora, Inc. (b),(a)	300	6,492
Boston Private Financial Holdings, Inc.	100	1,166
BrightSphere Investment Group PLC (b),(a)	11,900	117,929
Brookfield Asset Management, Inc., Class A (c)	76,660	4,069,879
Capital Southwest Corp. (b)	200	4,360
Capitala Finance Corp. (b)	5,100	42,279
Charles Schwab Corp. (b)	46,000	1,924,180
Churchill Capital Corp. (a),(c)	1,000,000	10,510,000
Cohen & Steers, Inc.	100	5,493
Collier Creek Holdings (a),(c)	598,400	6,402,880
Conyers Park II Acquisition Corp. (a),(c)	500,000	5,315,000
Crescent Acquisition Corp. (a),(c),(d)	750,000	7,597,500
Diamond Eagle Acquisition Corp. (c)	750,000	7,627,500
Experience Investment Corp. (a),(c)	750,000	7,507,500
Far Point Acquisition Corp. (a),(c)	125,000	1,336,250
Fidus Investment Corp. (b)	5,400	80,082
Forum Merger II Corp. (a),(c)	31,000	314,340
Garrison Capital, Inc. (b)	1,300	8,983
GigCapital2, Inc. (a),(c)	500,000	5,150,000
Gladstone Capital Corp. (b)	5,600	54,600
Gladstone Investment Corp. (b)	4,600	56,764
Gores Holdings, Inc., Class A (a),(c)	212,000	2,143,320
Gores Metropoulos, Inc. (a),(c)	353,610	3,748,266
Gores Metropoulos, Inc., Class A (a),(c),(d)	396,390	3,963,900
Great Elm Capital Corp.	200	1,640
GS Acquisition Holdings Corp. (a),(c)	1,000,000	10,326,540
GX Acquisition Corp. (a),(c)	500,000	5,545,000
Haymaker Acquisition Corp. II (a),(c)	826,667	8,473,337
Health Sciences Acquisitions Corp. (a),(c)	112,808	1,210,430
Hennessy Capital Acquisition Corp. (a),(c)	300,000	3,135,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hennessy Capital Acquisition Corp., Class A (a),(c)	80,000	$800,000
Horizon Technology Finance Corp. (b)	4,300	50,869
Ladenburg Thalmann Financial Services, Inc.	300	711
Landcadia Holdings, Inc. (c)	750,000	7,575,000
Leisure Acquisition Corp. (a),(c),(d)	80,000	808,000
Manning & Napier, Inc. (b)	1,600	3,008
Medallion Financial Corp. (b),(a)	1,700	10,880
Monocle Acquisition Corp. (a),(c),(d)	200,000	1,996,000
Monroe Capital Corp. (b)	2,700	28,485
Netfin Acquisition Corp. (a),(c)	500,000	5,035,000
New Mountain Finance Corp. (b)	7,500	102,225
New Providence Acquisition (a),(c)	600,000	6,042,000
Oaktree Acquisition Corp. (a),(c)	367,300	3,731,768
Oaktree Specialty Lending Corp. (b)	15,500	80,290
Oaktree Strategic Income Corp. (b)	100	825
Oppenheimer Holdings, Inc., Class A (b)	2,000	60,120
Oxford Square Capital Corp. (b)	6,300	39,249
PennantPark Floating Rate Capital Ltd.	3,800	44,080
PennantPark Investment Corp. (b)	15,300	95,931
Pivotal Investment Corp. (a),(c)	500,000	5,090,000
Portman Ridge Finance Corp. (b)	4,800	10,800
Saratoga Investment Corp.	700	17,304
Silver Spike Acquisition Corp. (a),(c)	750,000	7,567,500
Solar Capital Ltd. (b)	2,700	55,755
Solar Senior Capital Ltd. (b)	1,800	31,968
South Mountain Merger Corp. (a),(c),(d)	600,000	6,300,000
Stellus Capital Investment Corp. (b)	3,300	44,979
Subversive Capital Acquisition Corp., Class A (a),(c)	1,500,000	14,550,000
Switchback Energy Acquisition (a),(c)	500,000	5,000,000
TCG BDC, Inc. (b)	5,200	74,880
THL Credit, Inc. (b)	5,100	34,680
Thunder Bridge Acquisition II Ltd. (a),(c)	750,000	7,635,000
Tortoise Acquisition Corp. (a),(c),(d)	41,667	420,003
Trine Acquisition Corp. (a),(c)	240,000	2,484,000
Trine Acquisition Corp., Class A (a),(c)	160,000	1,579,200
TriplePoint Venture Growth BDC Corp. (b)	2,700	44,469
Tuscan Holdings Corp. (a),(c)	716,300	7,410,815
Westwood Holdings Group, Inc. (b)	200	5,534
WhiteHorse Finance, Inc. (b)	3,900	54,327

		200,026,152

Automotive — 0.1%
Adient PLC (b)	5,000	114,800
Cooper-Standard Holding, Inc. (b),(a)	3,100	126,728

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Dana, Inc. (b)	31,000	$447,640
Delphi Technologies plc (b)	15,500	207,700
General Motors Co. (b)	94,400	3,538,112
Methode Electronics, Inc. (b)	100	3,364
Miller Industries, Inc. (b)	100	3,330
Modine Manufacturing Co. (b),(a)	6,400	72,768
Standard Motor Products, Inc. (b)	100	4,855
Superior Industries International, Inc. (b)	2,500	7,225
Telenav, Inc. (b),(a)	7,500	35,850
Tenneco, Inc.	4,600	57,592

		4,619,964

Banking — 3.7%
Arrow Financial Corp. (b)	380	12,688
Associated Banc-Corp	1,200	24,300
Atlantic Capital Bancshares, Inc. (b),(a)	5,100	88,434
Bancorp, Inc. (b),(a)	5,800	57,420
Bank of America Corp. (c)	381,385	11,125,000
Bank of Marin Bancorp (b)	600	24,894
Bank of Montreal	200	14,750
Bank of Nova Scotia	300	17,055
Bank of NT Butterfield & Son Ltd. (b)	10,800	320,112
Bank OZK (b)	3,700	100,899
BankFinancial Corp. (b)	1,155	13,745
BB&T Corp. (b)	4,000	213,480
Bridge Bancorp, Inc. (b)	200	5,912
Bridgewater Bancshares, Inc. (b),(a)	700	8,358
Byline Bancorp, Inc. (a),(c)	630,542	11,274,091
Canadian Imperial Bank of Commerce	1,100	90,816
Capstar Financial Holdings, Inc.	100	1,658
Centerstate Banks, Inc. (c)	690,309	16,557,061
Central Pacific Financial Corp. (b)	1,100	31,240
Citizens Financial Group, Inc. (b)	48,600	1,718,982
Comerica, Inc. (b)	50,500	3,332,495
ConnectOne Bancorp, Inc. (c)	336,556	7,471,543
East West Bancorp, Inc. (b)	45,100	1,997,479
Fifth Third Bancorp (b)	53,448	1,463,406
Financial Institutions, Inc. (b)	1,100	33,198
First BanCorp (b)	70,300	701,594
First Business Financial Services, Inc. (b)	400	9,632
First Community Bankshares, Inc. (b)	700	22,659
First Defiance Financial Corp. (b)	1,700	49,240
First Financial Corp. (b)	400	17,388
First Financial Northwest, Inc. (b)	400	5,912
First Horizon National Corp. (b)	39,000	631,800
First Midwest Bancorp, Inc. (c)	953,995	18,583,823

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Flushing Financial Corp. (b)	1,500	$30,308
FS Bancorp, Inc. (b)	100	5,250
German American Bancorp, Inc. (b)	1,500	48,075
Heartland Financial USA, Inc.	200	8,948
Heritage Commerce Corp. (b)	7,000	82,285
Heritage Financial Corp.	100	2,696
Hilltop Holdings, Inc. (b)	900	21,501
Horizon Bancorp, Inc.	100	1,736
Independent Bank Corp. (b)	2,900	61,813
JPMorgan Chase & Co. (c)	113,778	13,390,533
Lakeland Bancorp, Inc. (b)	1,600	24,688
Lakeland Financial Corp.	100	4,398
Live Oak Bancshares, Inc. (b)	2,700	48,870
Macatawa Bank Corp. (b)	100	1,039
Mercantile Bank Corp. (b)	1,100	36,080
Merchants Bancorp (b)	100	1,654
Midland States Bancorp, Inc. (c)	351,111	9,146,442
MidWestOne Financial Group, Inc. (b)	300	9,156
National Bankshares, Inc. (b)	100	4,005
Northrim BanCorp, Inc. (b)	400	15,868
OceanFirst Financial Corp. (c)	870,280	20,538,608
OFG Bancorp (b)	7,800	170,820
Old Line Bancshares, Inc.	200	5,802
Old Second Bancorp, Inc.	300	3,666
Opus Bank (c)	624,175	13,588,290
Origin Bancorp, Inc. (c)	12,188	411,223
Oritani Financial Corp. (b)	1,500	26,543
PCSB Financial Corp. (b)	400	7,996
Peapack Gladstone Financial Corp. (b)	800	22,424
Peoples Bancorp, Inc. (b)	500	15,905
PNC Financial Services Group, Inc. (c)	104,866	14,698,019
Popular, Inc. (b)	22,090	1,194,627
Preferred Bank (b)	500	26,190
QCR Holdings, Inc. (b),(c)	282,044	10,712,031
RBB Bancorp (b)	200	3,938
Regions Financial Corp. (b)	348,700	5,516,434
Royal Bank of Canada	5,000	405,800
Signature Bank (c)	175,144	20,880,668
Spirit of Texas Bancshares, Inc. (a)	1,000	21,550
Stock Yards Bancorp, Inc. (b)	1,000	36,690
SunTrust Banks, Inc. (b)	25,700	1,768,160
SVB Financial Group (b),(a)	5,900	1,232,805
Synovus Financial Corp. (b)	66,263	2,369,565
TCF Financial Corp. (c)	80,853	3,078,074
Territorial Bancorp, Inc. (b)	400	11,432
Toronto-Dominion Bank (The)	600	34,956

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Trico Bancshares (b)	100	$3,630
TriState Capital Holdings, Inc. (b),(a)	2,900	61,016
TrustCo Bank Corp.	1,000	8,150
Umpqua Holdings Corp. (b),(c)	564,503	9,291,719
United Community Financial Corp. (b)	3,600	38,808
United Financial Bancorp, Inc. (b)	5,200	70,876
Univest Financial Corp. (c)	542,861	13,848,384
Veritex Holdings, Inc. (c)	613,037	14,875,343
Washington Trust Bancorp, Inc. (b)	900	43,479
Waterstone Financial, Inc. (b)	100	1,718
Wells Fargo & Co.	500	25,220
Western Alliance Bancorp (b),(c)	520,480	23,983,718
WSFS Financial Corp. (b),(c)	414,673	18,287,079
Zions Bancorp NA (b),(c)	504,240	22,448,765

		298,736,530

Biotechnology & Pharmaceuticals — 4.5%
AbbVie, Inc. (b)	421,900	31,946,268
AcelRx Pharmaceuticals, Inc. (a)	45	99
Achillion Pharmaceuticals, Inc. (b),(a)	15,400	55,440
Aclaris Therapeutics, Inc. (a)	2,400	2,592
Acorda Therapeutics, Inc. (b),(a)	12,000	34,440
Aduro Biotech, Inc. (b),(a)	3,100	3,286
Agios Pharmaceuticals, Inc. (a)	200	6,480
Akorn, Inc. (b),(a)	85,700	325,660
Alexion Pharmaceuticals, Inc. (a)	300	29,382
Alkermes PLC (b),(a)	47,100	918,921
AMAG Pharmaceuticals, Inc. (b),(a)	10,300	118,965
Amgen, Inc. (b)	27,100	5,244,121
Amneal Pharmaceuticals, Inc. (a)	9,500	27,550
Amphastar Pharmaceuticals, Inc. (b),(a)	1,000	19,830
AnaptysBio, Inc. (a)	400	13,996
Anika Therapeutics, Inc. (b),(a)	7,400	406,186
Antares Pharma, Inc. (b),(a)	14,400	48,168
Apellis Pharmaceuticals, Inc. (a)	3,200	77,088
Applied Genetic Technologies Corp. (b),(a)	900	3,744
Aptinyx, Inc. (b),(a)	3,100	10,819
Aravive, Inc. (b),(a)	700	5,250
Arbutus Biopharma Corp. (a)	200	305
Arcturus Therapeutics Holdings Co. (a)	43	442
Arcus Biosciences, Inc. (a)	200	1,820
Ardelyx, Inc. (a)	200	940
ArQule, Inc. (a)	6,700	48,039
Assembly Biosciences, Inc. (b),(a)	600	5,898
Atara Biotherapeutics, Inc. (a)	4,900	69,188
Athersys, Inc. (b),(a)	1,700	2,261

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
BioCryst Pharmaceuticals, Inc. (b),(a)	32,900	$94,259
BioDelivery Sciences International, Inc. (b),(a)	22,800	95,988
Biogen, Inc. (b),(a),(c)	93,380	21,740,732
Biohaven Pharmaceutical Holding Co. Ltd. (b),(a)	12,300	513,156
BioMarin Pharmaceutical, Inc. (b),(a)	29,700	2,001,780
BioSpecifics Technologies Corp. (b),(a)	100	5,352
Blueprint Medicines Corp. (a)	200	14,694
Bristol-Myers Squibb Co. (b),(c)	1,067,230	54,119,233
Catalyst Biosciences, Inc. (b),(a)	1,900	9,329
Catalyst Pharmaceuticals, Inc. (a)	700	3,717
Celgene Corp. (b),(a)	414,305	41,140,486
Celldex Therapeutics, Inc. (b),(a)	1,034	2,202
ChemoCentryx, Inc. (b),(a)	10,200	69,156
Chiasma, Inc. (a)	1,400	6,930
Chimerix, Inc. (b),(a)	13,300	31,255
Clovis Oncology, Inc. (a)	37,100	145,803
Coherus Biosciences, Inc. (b),(a)	5,100	103,326
Concert Pharmaceuticals, Inc. (a)	1,200	7,056
Contra OncoMed Pharmaceuticals, Inc. (d)	700	0
Corcept Therapeutics, Inc. (a)	600	8,481
CTI BioPharma Corp. (b),(a)	4,400	3,661
Curis, Inc. (b),(a)	3,560	7,974
Cytokinetics, Inc. (b),(a)	10,500	119,490
CytomX Therapeutics, Inc. (b),(a)	1,100	8,118
DelMar Pharmaceuticals, Inc. (a)	41	23
Dermira, Inc. (b),(a)	800	5,112
Durect Corp. (b),(a)	1,000	1,840
Editas Medicine, Inc. (a)	4,400	100,056
Eli Lilly & Co.	6,400	715,712
Enanta Pharmaceuticals, Inc. (a)	100	6,008
Exelixis, Inc. (b),(a)	34,400	608,364
Fate Therapeutics, Inc. (b),(a)	8,100	125,793
FibroGen, Inc. (a)	3,200	118,336
Five Prime Therapeutics, Inc. (b),(a)	7,900	30,613
Forty Seven, Inc. (a)	200	1,284
Gilead Sciences, Inc. (b),(c)	606,300	38,427,294
Halozyme Therapeutics, Inc. (b),(a)	16,800	260,568
Horizon Therapeutics PLC (b),(a)	42,100	1,146,383
Idera Pharmaceuticals, Inc. (b),(a)	400	1,156
ImmunoGen, Inc. (b),(a)	7,800	18,876
Incyte Corp. (b),(a)	42,900	3,184,467
Insmed, Inc. (b),(a)	6,100	107,604
Intellia Therapeutics, Inc. (a)	1,300	17,355
Intercept Pharmaceuticals, Inc. (b),(a)	16,400	1,088,304
Intersect ENT, Inc. (b),(a)	3,700	62,937
Intra-Cellular Therapies, Inc. (a)	1,900	14,193

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (b),(a)	61,000	$3,654,510
Iovance Biotherapeutics, Inc. (a)	900	16,380
Ironwood Pharmaceuticals, Inc. (b),(a)	20,800	178,568
Johnson & Johnson (b)	232,300	30,054,974
Jounce Therapeutics, Inc. (b),(a)	5,700	18,981
Karyopharm Therapeutics, Inc. (a)	2,100	20,202
Kezar Life Sciences, Inc. (a)	2,000	6,560
Kura Oncology, Inc. (a)	600	9,102
Lexicon Pharmaceuticals, Inc. (a)	3,400	10,234
Ligand Pharmaceuticals, Inc. (b),(a)	12,600	1,254,204
Lineage Cell Therapeutics, Inc. (b)	2,700	2,646
MacroGenics, Inc. (a)	200	2,552
Mallinckrodt PLC (a)	34,800	83,868
Medicines Co. (b),(a)	4,500	225,000
MeiraGTx Holdings plc (a)	400	6,380
Menlo Therapeutics, Inc. (b),(a)	300	1,344
Merck & Co., Inc. (b),(c)	432,230	36,385,121
Mersana Therapeutics, Inc. (a)	300	474
Millendo Therapeutics, Inc. (b)	313	2,225
Mirati Therapeutics, Inc. (a)	700	54,537
Myovant Sciences Ltd. (a)	700	3,640
Natural Health Trends Corp. (b)	3,900	27,612
Neurocrine Biosciences, Inc. (b),(a),(c)	306,925	27,657,012
Odonate Therapeutics, Inc. (a)	500	13,015
Omthera Pharmaceutical, Inc. (d)	700	0
Otonomy, Inc. (b),(a)	2,300	5,497
PDL BioPharma, Inc. (b),(a)	29,800	64,368
Perrigo Co. PLC (b)	15,200	849,528
Pfizer, Inc. (b)	159,100	5,716,463
Plus Therapeutics, Inc.	50	171
Portola Pharmaceuticals, Inc. (a)	6,800	182,376
Protagonist Therapeutics, Inc. (b),(a)	5,600	67,256
Proteostasis Therapeutics, Inc. (a)	200	169
Puma Biotechnology, Inc. (b),(a)	10,700	115,186
Ra Pharmaceuticals, Inc. (b),(a)	3,900	92,235
Radius Health, Inc. (a)	5,200	133,900
Recro Pharma, Inc. (b),(a)	1,500	16,620
Regeneron Pharmaceuticals, Inc. (b),(a)	14,201	3,939,357
Retrophin, Inc. (b),(a)	19,200	222,528
Rigel Pharmaceuticals, Inc. (b),(a)	9,000	16,830
Savara, Inc. (a)	951	2,520
Selecta Biosciences, Inc. (b),(a)	2,400	4,200
Seres Therapeutics, Inc. (a)	600	2,406
Sienna Biopharmaceuticals, Inc. (b),(a)	300	61
Sierra Oncology, Inc. (b),(a)	3,200	1,250
Sunesis Pharmaceuticals, Inc. (a)	300	216

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (b),(a)	7,900	$217,092
Synlogic, Inc. (a)	1,300	2,977
Tetraphase Pharmaceuticals, Inc. (a)	25	133
Tocagen, Inc. (a)	900	596
Twist Bioscience Corp. (a)	200	4,776
United Therapeutics Corp. (b),(a)	21,901	1,746,605
USANA Health Sciences, Inc. (b),(a)	4,100	280,399
Vanda Pharmaceuticals, Inc. (b),(a)	16,600	220,448
Vertex Pharmaceuticals, Inc. (b),(a),(c)	217,910	36,918,312
Voyager Therapeutics, Inc. (a)	600	10,326
Xenon Pharmaceuticals, Inc. (b),(a)	200	1,802
Zafgen, Inc. (a)	6,700	4,951
Zoetis, Inc. (b)	32,200	4,011,798

		360,264,127

Chemicals — 0.3%
3M Co. (b)	83,900	13,793,160
AdvanSix, Inc. (b),(a)	4,900	126,028
Air Products & Chemicals, Inc. (b)	14,200	3,150,412
Avery Dennison Corp.	200	22,714
Axalta Coating Systems Ltd. (b),(a)	64,200	1,935,630
Cabot Corp. (b)	9,600	435,072
CF Industries Holdings, Inc. (b)	15,600	767,520
Chemours Co.	3,000	44,820
Corteva, Inc. (a)	9,400	263,200
DuPont de Nemours, Inc. (b)	40,953	2,920,358
Haynes International, Inc. (b)	600	21,504
Huntsman Corp. (b)	111,900	2,602,794
Ingevity Corp. (b),(a)	700	59,388
Lydall, Inc. (b),(a)	2,000	49,820
Methanex Corp.	500	17,735
OMNOVA Solutions, Inc. (b),(a)	5,200	52,364
PolyOne Corp. (b)	20,800	679,120
Stepan Co. (b)	2,200	213,532
Venator Materials plc (b),(a)	25,000	61,000

		27,216,171

Commercial Services — 0.1%
Acacia Research Corp. (b),(a)	2,900	7,772
ARC Document Solutions, Inc. (b),(a)	6,100	8,296
Avalara, Inc. (b),(a)	43,700	2,940,573
Barrett Business Services, Inc. (b)	600	53,292
Care.com, Inc. (b),(a)	22,200	231,990
Cintas Corp.	18,000	4,825,800
Civeo Corp. (b),(a)	14,000	17,780
Collectors Universe, Inc. (b)	1,900	54,112

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
CorVel Corp. (b),(a)	700	$52,990
CRA International, Inc. (b)	1,200	50,364
GP Strategies Corp. (b),(a)	100	1,284
Hackett Group, Inc. (b)	3,700	60,902
Healthcare Services Group, Inc. (b)	29,100	706,839
Heidrick & Struggles International, Inc. (b)	600	16,380
HMS Holdings Corp. (b),(a)	2,400	82,716
Huron Consulting Group, Inc. (b),(a)	2,700	165,618
Kelly Services, Inc., Class A (b)	1,100	26,642
Korn/Ferry International (b)	15,200	587,328
LSC Communications, Inc.	6,100	8,418
Navigant Consulting, Inc.	1,000	27,950
R1 RCM, Inc. (b),(a)	21,000	187,530
Resources Connection, Inc. (b)	1,100	18,689
Robert Half International, Inc.	6,000	333,960
ServiceMaster Global Holdings, Inc. (b),(a)	10,000	559,000
SP Plus Corp. (b),(a)	3,500	129,500
TriNet Group, Inc. (b),(a)	3,900	242,541
Vectrus, Inc. (b),(a)	1,200	48,780
Viad Corp. (b)	900	60,435

		11,507,481

Construction Materials — 0.1%
Advanced Drainage Systems, Inc. (b)	18,200	587,314
Apogee Enterprises, Inc.	100	3,899
Boise Cascade Co. (b)	1,900	61,921
Carlisle Cos., Inc. (b)	10,500	1,528,170
MDU Resources Group, Inc. (b)	37,700	1,062,763
Owens Corning (b)	12,335	779,572

		4,023,639

Consumer Products — 0.3%
Altria Group, Inc. (b)	193,100	7,897,790
Central Garden and Pet Co., Class A (b),(a)	2,600	72,085
Craft Brew Alliance, Inc. (b),(a)	800	6,552
Dean Foods Co. (b)	14,700	17,052
elf Beauty, Inc. (b),(a)	2,100	36,771
Farmer Brothers Co. (b),(a)	1,900	24,605
Flowers Foods, Inc.	4,000	92,520
General Mills, Inc.	18,400	1,014,208
Hostess Brands, Inc. (b),(a)	55,100	770,573
Kraft Heinz Co.	8,200	229,067
Landec Corp. (b),(a)	1,000	10,870
Mondelez International, Inc., Class A	4,200	232,344
Monster Beverage Corp. (b),(a)	46,100	2,676,566
National Beverage Corp. (b)	16,000	709,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Nu Skin Enterprises, Inc. (b)	17,000	$723,010
PepsiCo, Inc. (b)	13,100	1,796,010
Phibro Animal Health Corp., Class A (b)	900	19,197
Philip Morris International, Inc. (b)	62,900	4,775,997
Simply Good Foods Co. (a)	5,000	144,950
SunOpta, Inc. (b),(a)	500	900
Turning Point Brands, Inc.	200	4,612
Veru, Inc. (b),(a)	500	1,080

		21,256,519

Consumer Services — 0.0%
American Public Education, Inc. (b),(a)	500	11,170
Career Education Corp. (b),(a)	8,700	138,243
Carriage Services, Inc. (b)	3,300	67,452
Rosetta Stone, Inc. (b),(a)	8,400	146,160
Service Corp. International/US (b)	27,900	1,333,899

		1,696,924

Containers & Packaging — 0.1%
Ball Corp. (b)	58,800	4,281,228
Blackhawk Network Holdings, Inc., Class C (c),(d)	27	0
Graphic Packaging Holding Co. (b)	1,800	26,550
Greif, Inc., Class A	100	3,789
WestRock Co. (b)	6,800	247,860

		4,559,427

Design, Manufacturing & Distribution — 0.0%
Avnet, Inc.	900	40,037
Benchmark Electronics, Inc. (b)	3,400	98,804
Celestica, Inc. (b),(a)	1,300	9,321
Flex Ltd. (b),(a)	290,000	3,034,850
Jabil, Inc. (b)	8,300	296,891
Sanmina Corp. (b),(a)	4,500	144,495
SYNNEX Corp.	236	26,644

		3,651,042

Distributors—Consumer Staples — 0.2%
Grocery Outlet Holding Corp. (a)	100	3,468
Performance Food Group Co. (a)	700	32,207
Sysco Corp. (b)	112,800	8,956,320
United Natural Foods, Inc. (b),(a)	35,800	412,416
US Foods Holding Corp. (b),(a)	79,500	3,267,450

		12,671,861

Distributors—Discretionary — 0.0%
Copart, Inc. (b),(a)	18,700	1,502,171
ePlus, Inc. (b),(a)	100	7,609

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
IAA, Inc. (a)	2,600	$108,498
ScanSource, Inc. (b),(a)	1,100	33,605
Veritiv Corp. (a)	100	1,808

		1,653,691

Electrical Equipment — 0.1%
Alarm.com Holdings, Inc. (a)	700	32,648
AO Smith Corp. (b)	38,100	1,817,751
Atkore International Group, Inc. (b),(a)	1,700	51,595
Bel Fuse, Inc., Class B (b)	100	1,503
Bloom Energy Corp. (a)	700	2,275
BWX Technologies, Inc. (b)	9,700	554,937
DPW Holdings, Inc. (a)	36	75
FARO Technologies, Inc. (b),(a)	1,200	58,020
Honeywell International, Inc.	900	152,280
Itron, Inc. (b),(a)	800	59,168
Keysight Technologies, Inc. (a)	1,400	136,150
Kimball Electronics, Inc. (b),(a)	100	1,451
Lennox International, Inc.	900	218,673
LSI Industries, Inc. (b)	3,400	17,748
Powell Industries, Inc. (b)	500	19,575
Rockwell Automation, Inc. (b)	1,300	214,240
SMART Global Holdings, Inc. (a)	4,000	101,920
TE Connectivity Ltd. (b)	4,200	391,356

		3,831,365

Engineering & Construction Services — 0.1%
Aegion Corp. (b),(a)	3,000	64,140
Dycom Industries, Inc. (b),(a)	3,800	193,990
Exponent, Inc. (b)	5,200	363,480
Fluor Corp. (b)	93,800	1,794,394
frontdoor, Inc. (b),(a)	22,750	1,104,968
Great Lakes Dredge & Dock Corp. (b),(a)	2,000	20,900
Installed Building Products, Inc. (a)	200	11,468
Iteris, Inc. (a)	2,600	14,937
Mistras Group, Inc. (b),(a)	2,700	44,280
MYR Group, Inc. (b),(a)	1,400	43,806
Orion Group Holdings, Inc. (b),(a)	8,500	38,250
Sterling Construction Co., Inc. (b),(a)	6,900	90,735
WillScot Corp. (a)	2,200	34,276

		3,819,624

Forest & Paper Products — 0.0%
PH Glatfelter Co. (b)	2,800	43,092
Resolute Forest Products, Inc. (b)	18,600	87,420
Schweitzer-Mauduit International, Inc. (b)	900	33,696
Verso Corp. (b),(a)	7,000	86,660

		250,868

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 1.5%
BBX Capital Corp. (b)	2,000	$9,340
Carnival Corp. (b)	147,800	6,460,338
Carnival PLC, ADR (b)	5,200	218,764
Carrols Restaurant Group, Inc. (b),(a)	2,100	17,409
Cheesecake Factory, Inc. (The)	400	16,672
Cracker Barrel Old Country Store, Inc. (b)	7,800	1,268,670
Del Taco Restaurants, Inc. (b),(a)	21,600	220,860
Denny’s Corp. (b),(a)	9,200	209,438
Dunkin’ Brands Group, Inc. (b)	28,500	2,261,760
Everi Holdings, Inc. (b),(a)	31,600	267,336
Habit Restaurants, Inc., Class A (b),(a)	5,100	44,574
Hilton Worldwide Holdings, Inc. (b)	61,400	5,716,954
Hyatt Hotels Corp., Class A (b)	17,600	1,296,592
J Alexander’s Holdings, Inc. (b),(a)	1,197	14,029
Jack in the Box, Inc. (b)	14,300	1,303,016
Las Vegas Sands Corp.	4,800	277,248
Lindblad Expeditions Holdings, Inc. (b),(a)	7,900	132,404
Marriott International, Inc., Class A	36,500	4,539,505
McDonald’s Corp. (b)	130,800	28,084,068
MGM Resorts International (b)	259,700	7,198,884
Monarch Casino & Resort, Inc. (b),(a)	1,600	66,704
Noodles & Co. (b),(a)	16,000	90,560
Norwegian Cruise Line Holdings Ltd. (a)	21,200	1,097,524
Restaurant Brands International, Inc. (b)	150,421	10,700,950
Royal Caribbean Cruises Ltd. (b)	62,700	6,792,291
Scientific Games Corp., Class A (a)	1,900	38,665
Starbucks Corp. (b)	308,600	27,286,412
Target Hospitality Corp. (a)	500	3,405
Texas Roadhouse, Inc. (b)	32,000	1,680,640
Wendy’s Co. (b)	97,400	1,946,052
Wingstop, Inc. (b)	18,600	1,623,408
Wynn Resorts Ltd.	15,501	1,685,268
Yum! Brands, Inc. (b)	61,900	7,021,317

		119,591,057

Hardware — 0.5%
A10 Networks, Inc. (b),(a)	10,200	70,788
Anterix, Inc. (b)	4,100	148,420
CalAmp Corp. (b),(a)	7,300	84,096
Casa Systems, Inc. (b),(a)	13,600	106,828
Cisco Systems, Inc. (b)	545,100	26,933,391
Clearfield, Inc. (b),(a)	700	8,295
Daktronics, Inc. (b)	6,300	46,525
Dell Tech., C Shares (a)	5,130	266,042
Digi International, Inc. (b),(a)	5,500	74,910

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Dolby Laboratories, Inc., Class A (b)	12,800	$827,392
EMCORE Corp. (b),(a)	4,900	15,043
Extreme Networks, Inc. (b),(a)	33,200	241,530
FLIR Systems, Inc. (b)	6,100	320,799
Garmin Ltd. (b)	22,400	1,897,056
Harmonic, Inc. (b),(a)	6,000	39,480
HP, Inc.	10,500	198,660
Inseego Corp. (b),(a)	2,100	10,080
InterDigital, Inc. (b)	4,000	209,880
Juniper Networks, Inc. (b)	37,200	920,700
LightPath Technologies, Inc., Class A (b),(a)	600	504
Maxar Technologies, Inc. (a)	900	6,840
Motorola Solutions, Inc.	900	153,369
NetApp, Inc. (b)	27,200	1,428,272
NETGEAR, Inc. (b),(a)	4,400	141,768
PC-Tel, Inc. (a)	400	3,360
Pitney Bowes, Inc. (b)	2,900	13,253
PlayAGS, Inc. (b),(a)	5,900	60,652
Pure Storage, Inc., Class A (b),(a)	83,500	1,414,490
Ribbon Communications, Inc. (b),(a)	8,200	47,888
Seagate Technology PLC (b)	34,100	1,834,239
Sierra Wireless, Inc. (b),(a)	6,200	66,340
Sonos, Inc. (b),(a)	32,100	430,461
Stratasys Ltd. (b),(a)	2,871	61,167
TTM Technologies, Inc. (a)	2,400	29,268
Universal Electronics, Inc. (b),(a)	1,600	81,440
ViaSat, Inc. (b),(a)	1,200	90,384
Vishay Precision Group, Inc. (b),(a)	1,300	42,562
Vislink Technologies, Inc.	10	5
Vocera Communications, Inc. (b),(a)	5,200	128,180
VOXX International Corp. (b),(a)	2,100	9,870

		38,464,227

Health Care — 0.0%
Vapotherm, Inc. (a)	600	5,682

Health Care Facilities & Services — 1.5%
American Renal Associates Holdings, Inc. (b),(a)	200	1,264
AmerisourceBergen Corp.	800	65,864
Anthem, Inc.	21,200	5,090,120
Cardinal Health, Inc. (b)	7,700	363,363
Catalent, Inc. (a)	100	4,766
Centene Corp. (a)	4,600	198,996
Charles River Laboratories International, Inc. (a)	500	66,185
Diplomat Pharmacy, Inc. (b),(a)	15,900	77,910
Encompass Health Corp. (b)	28,000	1,771,840
Enzo Biochem, Inc. (b),(a)	7,400	26,640

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Five Star Senior Living, Inc. (b),(a)	1,778	$809
Hanger, Inc. (a)	100	2,038
HCA Healthcare, Inc. (b),(c)	190,730	22,967,707
HealthEquity, Inc. (b),(a)	28,000	1,600,060
Humana, Inc. (b),(c)	80,620	20,612,115
Iqvia Holdings, Inc. (b),(a),(c)	141,680	21,164,158
Joint Corp. (The) (a)	300	5,583
Laboratory Corp. of America Holdings (b),(a),(c)	105,270	17,685,360
Magellan Health, Inc. (b),(a)	8,900	552,690
Natera, Inc. (b),(a)	6,800	223,040
Option Care Health, Inc. (b),(a)	11,500	36,800
Owens & Minor, Inc. (b)	28,700	166,747
Patterson Cos., Inc.	2,000	35,640
Providence Service Corp. (b),(a)	400	23,784
Quest Diagnostics, Inc. (b)	15,100	1,616,153
Quorum Health Corp. (b),(a)	5,100	6,171
RadNet, Inc. (b),(a)	9,500	136,420
Tenet Healthcare Corp. (a)	100	2,212
Tivity Health, Inc. (b),(a)	324	5,388
Triple-S Management Corp., B Shares (b),(a)	5,150	69,010
UnitedHealth Group, Inc. (b),(c)	122,030	26,519,560

		121,098,393

Home & Office Products — 0.2%
ACCO Brands Corp. (b)	16,600	163,842
Armstrong Flooring, Inc. (b),(a)	7,300	46,647
Caesarstone Ltd. (b)	4,400	73,084
CSS Industries, Inc. (b)	300	1,191
Flexsteel Industries, Inc.	100	1,482
HNI Corp. (b)	100	3,550
Interface, Inc. (b)	3,000	43,320
JELD-WEN Holding, Inc. (b),(a)	4,800	92,592
Kimball International, Inc., Class B (b)	3,400	65,620
Knoll, Inc. (b)	700	17,745
Libbey, Inc. (b),(a)	300	1,005
Masco Corp. (b)	171,800	7,160,624
Mohawk Industries, Inc. (b),(a)	15,500	1,923,085
NVR, Inc. (b),(a)	300	1,115,205
Scotts Miracle-Gro Co., Class A	4,300	437,826
Stanley Black & Decker, Inc. (b)	19,800	2,859,318
Tempur Sealy International, Inc. (b),(a)	26,700	2,061,240
Tupperware Brands Corp. (b)	23,500	372,945

		16,440,321

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.0%
DXP Enterprises, Inc. (b),(a)	400	$13,888
H&E Equipment Services, Inc. (b)	4,900	141,414
Harsco Corp. (b),(a)	1,400	26,544
Herc Holdings, Inc. (b),(a)	2,654	123,438
MSC Industrial Direct Co., Inc.	300	21,759
Resideo Technologies, Inc. (b),(a)	27,200	390,320
Ritchie Bros Auctioneers, Inc. (b)	9,100	363,090
Titan Machinery, Inc. (b),(a)	6,200	88,908
WW Grainger, Inc. (b)	8,600	2,555,490

		3,724,851

Institutional Financial Services — 0.3%
Bank of New York Mellon Corp. (b),(c)	170,475	7,707,175
BGC Partners, Inc., Class A	600	3,300
Houlihan Lokey, Inc. (b),(c)	33,930	1,530,243
Moelis & Co., Class A (b),(c)	160,564	5,274,527
Nasdaq, Inc.	4,200	417,270
SEI Investments Co. (b)	8,300	491,817
State Street Corp. (b)	116,600	6,901,554

		22,325,886

Insurance — 0.3%
Allstate Corp. (b)	41,701	4,532,065
American Financial Group, Inc. (b)	6,800	733,380
AMERISAFE, Inc. (b)	1,200	79,332
Assured Guaranty Ltd.	900	40,014
Athene Holding Ltd., Class A (b),(a),(c)	248,508	10,452,246
Atlas Financial Holdings, Inc. (b),(a)	2,400	903
Brighthouse Financial, Inc. (b),(a)	11,900	481,593
Citizens, Inc. (b),(a)	200	1,374
Crawford & Co., Class B (b)	100	1,009
Employers Holdings, Inc. (b)	4,200	183,036
FedNat Holding Co. (b)	200	2,798
FGL Holdings (b),(c)	361,751	2,886,773
Greenlight Capital Re Ltd., A Shares (b),(a)	2,400	25,200
Hallmark Financial Services, Inc. (a)	200	3,826
Hanover Insurance Group, Inc. (b)	7,000	948,780
Kingstone Cos., Inc.	1,500	12,780
Kinsale Capital Group, Inc. (b)	1,000	103,310
Maiden Holdings Ltd. (b)	17,200	12,900
MetLife, Inc.	8,000	377,280
NMI Holdings, Inc., Class A (b),(a)	17,100	449,046
Old Republic International Corp. (b)	9,600	226,272
Principal Financial Group, Inc.	300	17,142
Progressive Corp. (b)	18,900	1,460,025

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Protective Insurance Corp. (b)	600	$10,470
Prudential Financial, Inc.	9,900	890,505
Radian Group, Inc.	900	20,556
RLI Corp.	300	27,873
Third Point Reinsurance Ltd. (b),(a)	10,000	99,900
United Insurance Holdings Corp.	200	2,798
Universal Insurance Holdings, Inc.	2,100	62,979
Unum Group (b)	53,900	1,601,908
Willis Towers Watson PLC (b)	5,300	1,022,741

		26,770,814

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (b),(a)	1,600	32,400
Carpenter Technology Corp.	400	20,664
Northwest Pipe Co. (b),(a)	1,200	33,780
Ryerson Holding Corp. (b),(a)	1,900	16,207
Shiloh Industries, Inc. (b),(a)	600	2,484

		105,535

Leisure Products — 0.0%
Clarus Corp. (b)	4,500	52,762
JAKKS Pacific, Inc. (b),(a)	1,900	1,625
Malibu Boats, Inc. (b),(a)	7,700	236,236
MasterCraft Boat Holdings, Inc. (b),(a)	4,400	65,670
Nautilus, Inc. (a)	20,200	27,270
Thor Industries, Inc.	4,600	260,544
Vista Outdoor, Inc. (b),(a)	10,700	66,233

		710,340

Machinery — 0.0%
Briggs & Stratton Corp. (b)	15,900	96,354
Columbus McKinnon Corp. (b)	1,400	51,002
Crane Co. (b)	5,300	427,339
CSW Industrials, Inc. (b)	300	20,709
Deere & Co. (b)	3,400	573,512
Douglas Dynamics, Inc. (b)	400	17,828
Graham Corp. (b)	800	15,888
Hillenbrand, Inc. (b)	29,500	910,960
Hyster-Yale Materials Handling, Inc. (b)	400	21,892
Oshkosh Corp. (b)	2,700	204,660
Parker-Hannifin Corp. (b)	4,900	884,989
Titan International, Inc. (b)	100	270

		3,225,403

Manufactured Goods — 0.0%
Core Molding Technologies, Inc. (b),(a)	300	1,923
Gibraltar Industries, Inc. (b),(a)	6,600	303,204

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Insteel Industries, Inc. (b)	3,100	$63,643
LB Foster Co., Class A (b),(a)	1,000	21,670
Raven Industries, Inc. (b)	300	10,038

		400,478

Media — 0.9%
Alphabet, Inc., Class A (b),(a)	12,100	14,775,794
Altice USA, Inc. (a)	79,500	2,280,060
ANGI Homeservices, Inc., Class A (b),(a)	58,400	413,764
Apex Global Brands, Inc. (a)	33	49
AutoWeb, Inc. (b),(a)	1,200	3,720
Boingo Wireless, Inc. (b),(a)	29,500	327,450
Cargurus, Inc. (b),(a)	20,800	643,760
Cars.com, Inc. (b),(a)	45,300	406,794
Central European Media Enterprises Ltd., A Shares (b),(a)	12,400	55,738
Charter Communications, Inc., Class A (b),(a)	8,840	3,643,141
Comcast Corp., Class A	16,600	748,328
Entravision Communications Corp., Class A (b)	2,300	7,314
EverQuote, Inc., Class A (a)	400	8,536
Facebook, Inc., Class A (b),(a)	66,600	11,860,128
GoDaddy, Inc., Class A (b),(a)	52,700	3,477,146
Harte-Hanks, Inc. (b),(a)	390	1,190
IAC/InterActiveCorp (b),(a)	400	87,188
IMAX Corp. (a)	300	6,585
iMedia Brands, Inc. (b)	1,700	952
Liberty TripAdvisor Holdings, Inc., Class A (b),(a)	11,900	111,979
Marchex, Inc., Class B (b),(a)	4,400	13,816
Marin Software, Inc. (b),(a)	442	1,140
Match Group, Inc. (b)	13,100	935,864
MDC Partners, Inc., Class A (b),(a)	500	1,410
Meet Group, Inc. (The) (b),(a)	500	1,637
MSG Networks, Inc. (a)	300	4,866
National CineMedia, Inc.	1,800	14,760
News Corp., Class A	1,300	18,096
Omnicom Group, Inc. (b)	10,382	812,911
Points International Ltd. (b),(a)	2,000	21,940
Rubicon Project, Inc. (b),(a)	31,200	271,752
Shaw Communications, Inc. (b)	17,600	346,016
Shopify, Inc., Class A (b),(a)	66,800	20,818,888
Shutterstock, Inc. (b),(a)	9,300	335,916
Snap, Inc. (a)	134,200	2,120,360
Stamps.com, Inc. (b),(a)	11,600	863,620
TechTarget, Inc. (b),(a)	8,300	186,957
Telaria, Inc. (a)	2,500	17,275
Townsquare Media, Inc., Class A (b)	100	703

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Travelzoo, Inc. (b),(a)	100	$1,069
Tribune Publishing Co. (b)	700	6,006
TrueCar, Inc. (b),(a)	67,700	230,180
Twitter, Inc. (a)	41,700	1,718,040
VeriSign, Inc. (b),(a)	3,600	679,068
Viacom, Inc.	3,300	79,299
Yelp, Inc. (b),(a)	20,300	705,425

		69,066,630

Medical Equipment & Devices — 2.8%
Abbott Laboratories (b),(c)	190,330	15,924,911
ABIOMED, Inc. (b),(a)	14,900	2,650,561
Accuray, Inc. (b),(a)	1,700	4,709
Agilent Technologies, Inc. (b)	86,000	6,590,180
Align Technology, Inc. (b),(a)	5,800	1,049,336
AngioDynamics, Inc. (b),(a)	300	5,526
AtriCure, Inc. (b),(a)	3,600	89,784
Avedro, Inc. (a)	100	2,270
AxoGen, Inc. (b),(a)	6,300	78,624
Baxter International, Inc. (b),(c)	396,380	34,671,359
Becton Dickinson and Co.	500	126,480
Bio-Rad Laboratories, Inc., Class A (b),(a)	3,300	1,098,042
BioTelemetry, Inc. (b),(a)	1,300	52,949
Boston Scientific Corp. (b),(a),(c)	435,580	17,723,750
CareDx, Inc. (b),(a)	28,800	651,168
Conformis, Inc. (a)	500	930
Cooper Cos., Inc. (The) (b)	4,667	1,386,099
Corindus Vascular Robotics, Inc. (a)	5,600	23,968
Cutera, Inc. (b),(a)	5,300	154,919
CytoSorbents Corp. (b),(a)	6,800	34,204
Danaher Corp. (b),(c)	191,730	27,691,564
Edwards Lifesciences Corp. (b),(a),(c)	146,319	32,177,011
Exact Sciences Corp. (b),(a)	5,898	533,002
Fluidigm Corp. (b),(a)	41,800	193,534
FONAR Corp. (b),(a)	400	8,268
GenMark Diagnostics, Inc. (b),(a)	12,300	74,538
Globus Medical, Inc. (a)	300	15,336
Haemonetics Corp. (a)	1,200	151,368
Harvard Bioscience, Inc. (b),(a)	4,400	13,530
Hill-Rom Holdings, Inc. (b)	4,200	441,966
Hologic, Inc. (b),(a),(c)	278,820	14,077,622
Inogen, Inc. (b),(a)	14,900	713,859
Insulet Corp. (b),(a)	1,600	263,888
Integra LifeSciences Holdings Corp. (b),(a)	3,200	192,224
Intuitive Surgical, Inc. (b),(a),(c)	45,670	24,658,603
Invacare Corp. (b)	3,300	24,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (b),(a)	8,800	$220,572
LeMaitre Vascular, Inc. (b)	100	3,418
Luminex Corp. (b)	3,700	76,405
Masimo Corp. (b),(a)	5,400	803,466
Medtronic PLC (b),(c)	110,620	12,015,545
Merit Medical Systems, Inc. (a)	5,500	167,530
NanoString Technologies, Inc. (b),(a)	4,800	103,632
Natus Medical, Inc. (a)	100	3,184
Neovasc, Inc. (a)	17	65
Novocure Ltd. (b),(a)	34,700	2,594,866
Nuvectra Corp. (b),(a)	3,700	5,032
Obalon Therapeutics, Inc. (a)	10	19
OraSure Technologies, Inc. (b),(a)	26,800	200,196
Orthofix Medical, Inc. (b),(a)	4,000	212,080
Oxford Immunotec Global PLC (b),(a)	5,500	91,465
PerkinElmer, Inc. (b)	400	34,068
Quidel Corp. (b),(a)	100	6,135
Quotient Ltd. (b),(a)	6,100	47,397
Repligen Corp. (a)	400	30,676
ResMed, Inc.	5,100	689,061
RTI Surgical Holdings, Inc. (b),(a)	6,000	17,100
SeaSpine Holdings Corp. (b),(a)	600	7,326
Sientra, Inc. (b),(a)	7,900	51,192
STAAR Surgical Co. (b),(a)	7,700	198,506
STERIS PLC (b)	9,800	1,416,002
Surmodics, Inc. (b),(a)	2,400	109,776
Varex Imaging Corp. (b),(a)	1,100	31,394
Veracyte, Inc. (b),(a)	13,800	331,200
ViewRay, Inc. (a)	800	2,320
Waters Corp. (a)	300	66,969
Zimmer Biomet Holdings, Inc. (b),(c)	175,980	24,156,775

		227,244,204

Metals & Mining — 0.0%
Alcoa Corp. (b),(a)	126,101	2,530,847
Asanko Gold, Inc. (b),(a)	1,800	1,646
B2Gold Corp. (b),(a)	8,900	28,747
Constellium SE, Class A(b),(a)	7,300	92,783
Eldorado Gold Corp. (a)	3,640	28,283
Encore Wire Corp. (b)	500	28,140
Ferroglobe PLC (b)	7,900	8,927
HudBay Minerals, Inc.	2,700	9,747
IAMGOLD Corp. (b),(a)	32,800	111,848
Kinross Gold Corp. (a)	600	2,760
New Gold, Inc. (b),(a)	68,300	68,983
North American Construction Group Ltd. (b)	600	6,918

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Osisko Gold Royalties Ltd.	3,600	$33,480
Sandstorm Gold Ltd. (b),(a)	26,500	149,460
Taseko Mines Ltd. (b),(a)	4,500	1,884
Wheaton Precious Metals Corp.	100	2,624

		3,107,077

Oil, Gas & Coal — 1.1%
Abraxas Petroleum Corp. (b),(a)	47,900	24,309
Advanced Emissions Solutions, Inc. (b)	1,000	14,840
Amplify Energy Corp. (b)	366	2,258
Baker Hughes a GE Co. (b)	39,600	918,720
C&J Energy Services, Inc. (b),(a)	18,800	201,724
Cabot Oil & Gas Corp. (b)	79,300	1,393,301
Cenovus Energy, Inc. (b)	32,400	303,912
Centennial Resource Development, Inc., Class A (b),(a)	84,900	383,324
Chevron Corp. (b)	85,700	10,164,020
Comstock Resources, Inc. (a)	20	156
ConocoPhillips (b)	132,400	7,544,152
Continental Resources, Inc. (b),(a)	45,000	1,385,550
Dawson Geophysical Co. (b),(a)	882	1,887
Devon Energy Corp. (b)	16,500	396,990
DMC Global, Inc. (b)	1,600	70,368
Encana Corp.	430,993	1,982,568
EOG Resources, Inc. (b)	167,000	12,394,740
Evolution Petroleum Corp. (b)	3,900	22,776
Exxon Mobil Corp.	12,300	868,503
Forum Energy Technologies, Inc. (b),(a)	28,800	44,640
Geospace Technologies Corp. (b),(a)	100	1,537
Gulf Island Fabrication, Inc. (b),(a)	1,400	7,490
Hallador Energy Co. (b)	1,400	5,068
Halliburton Co. (b)	34,400	648,440
Helmerich & Payne, Inc. (b)	18,100	725,267
HollyFrontier Corp. (b)	53,400	2,864,376
Independence Contract Drilling, Inc. (b),(a)	4,800	5,760
Kinder Morgan, Inc.	39,900	822,339
Kosmos Energy Ltd.	18,200	113,568
Mammoth Energy Services, Inc.	8,100	20,088
Marathon Petroleum Corp. (b),(c)	278,000	16,888,500
Matrix Service Co. (b),(a)	4,300	73,702
NACCO Industries, Inc., Class A (b)	100	6,391
Natural Gas Services Group, Inc. (b),(a)	1,200	15,372
Noble Corp. PLC (b),(a)	10,500	13,335
Occidental Petroleum Corp. (b)	211,438	9,402,648
Oil States International, Inc. (b),(a)	700	9,310
Parsley Energy, Inc., Class A	21,200	356,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Patterson-UTI Energy, Inc. (b)	32,200	$275,310
Peabody Energy Corp. (b)	2,000	29,440
Phillips 66 (b),(c)	72,300	7,403,520
Roan Resources, Inc. (a)	4,400	5,412
SandRidge Energy, Inc. (b),(a)	14,900	70,030
Schlumberger Ltd. (b)	72,300	2,470,491
SilverBow Resources, Inc. (b),(a)	500	4,845
Suncor Energy, Inc. (b)	163,100	5,150,698
TransGlobe Energy Corp. (b)	1,500	1,995
TravelCenters of America, Inc. (a)	840	10,307
Unit Corp. (a)	7,900	26,702
Valero Energy Corp. (b)	7,500	639,300

		86,186,139

Passenger Transportation — 0.2%
Allegiant Travel Co.	300	44,898
Copa Holdings SA, Class A	600	59,250
Delta Air Lines, Inc. (b)	166,300	9,578,880
Hawaiian Holdings, Inc.	1,300	34,138
JetBlue Airways Corp. (b),(a)	26,100	437,175
Southwest Airlines Co.	57,600	3,110,976
United Airlines Holdings, Inc. (a)	2,900	256,389
Universal Logistics Holdings, Inc. (b)	300	6,984

		13,528,690

Real Estate — 0.7%
Armada Hoffler Properties, Inc.	1,400	25,326
AvalonBay Communities, Inc. (b),(c)	3,498	753,224
Bluerock Residential Growth REIT, Inc.	800	9,416
Boston Properties, Inc. (b),(c)	3,633	471,055
Cedar Realty Trust, Inc. (b)	1,300	3,900
City Office REIT, Inc.	15,000	215,850
Colliers International Group, Inc. (b)	2,500	187,625
Colony Capital, Inc. (c)	1,377,827	8,294,519
Digital Realty Trust, Inc. (b),(c)	6,856	889,977
Easterly Government Properties, Inc.	100	2,130
EPR Properties (b)	21,300	1,637,118
Equinix, Inc. (b),(c)	1,735	1,000,748
Equity Residential (b),(c)	9,801	845,434
Essential Properties Realty Trust, Inc. (b)	40,700	932,437
Essex Property Trust, Inc. (b),(c)	3,178	1,038,094
First Industrial Realty Trust, Inc.	13,100	518,236
FirstService Corp. (b)	1,000	102,570
Four Corners Property Trust, Inc.	4,600	130,088
Gaming and Leisure Properties, Inc. (b)	49,145	1,879,305
Getty Realty Corp.	1,400	44,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Gladstone Commercial Corp. (b)	5,400	$126,900
Global Medical REIT, Inc. (b)	8,500	96,900
Global Net Lease, Inc.	300	5,850
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	7,100	206,965
HCP, Inc. (b),(c)	30,586	1,089,779
Host Hotels & Resorts, Inc. (b),(c)	36,194	625,794
Hudson Pacific Properties, Inc. (c)	223,184	7,467,737
Industrial Logistics Properties Trust (b)	27	574
Innovative Industrial Properties, Inc.	208	19,213
JBG SMITH Properties (b),(c)	1,407	55,169
Lexington Realty Trust (b)	26,000	266,500
Liberty Property Trust	6,100	313,113
LTC Properties, Inc.	18	922
McGrath RentCorp (b)	3,500	243,565
Monmouth Real Estate Investment Corp., Class A (b)	24,500	353,045
National Health Investors, Inc. (b)	6,400	527,296
Newmark Group, Inc., Class A (b)	25,500	231,030
Omega Healthcare Investors, Inc. (b)	34,547	1,443,719
One Liberty Properties, Inc. (b)	300	8,259
Paramount Group, Inc.	14,800	197,580
Preferred Apartment Communities, Inc., Class A	500	7,225
Prologis, Inc. (b),(c)	14,321	1,220,436
Public Storage (b),(c)	3,827	938,648
Rayonier, Inc.	300	8,460
RE/MAX Holdings, Inc., Class A (b)	3,200	102,912
Realogy Holdings Corp. (b)	71,000	474,280
Realty Income Corp. (b),(c)	26,893	2,062,155
Retail Opportunity Investments Corp.	37,900	690,917
Retail Properties of America, Inc.	10,200	125,664
RMR Group, Inc. (The) (b)	4,200	191,016
Safehold, Inc.	3,500	106,750
Saul Centers, Inc. (b)	100	5,451
SBA Communications Corp. (b)	26,600	6,414,590
Senior Housing Properties Trust	11,600	107,358
Simon Property Group, Inc. (b),(c)	17,599	2,739,284
STORE Capital Corp. (b)	52,600	1,967,766
Sunstone Hotel Investors, Inc. (b)	19,833	272,505
Tanger Factory Outlet Centers, Inc.	200	3,096
Terreno Realty Corp. (b)	1,800	91,962
Uniti Group, Inc.	14,900	115,699
Urstadt Biddle Properties, Inc., Class A (b)	700	16,590
Ventas, Inc. (b),(c)	9,126	666,472
VICI Properties, Inc.	15,100	342,015
Vornado Realty Trust (b),(c)	4,178	266,013

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Weingarten Realty Investors	26,200	$763,206
Welltower, Inc. (b),(c)	9,336	846,308

		52,808,624

Recreation Facilities & Services — 0.1%
Live Nation Entertainment, Inc. (b),(a)	10,000	663,400
Marcus Corp. (b)	4,200	155,442
Planet Fitness, Inc., Class A (b),(a)	40,200	2,326,374
Six Flags Entertainment Corp. (b)	48,100	2,442,999
Town Sports International Holdings, Inc. (a)	500	820
Vail Resorts, Inc. (b)	1,400	318,584

		5,907,619

Renewable Energy — 0.0%
Ameresco, Inc., Class A (b),(a)	2,900	46,603
Canadian Solar, Inc. (b),(a)	23,900	451,232
EnerSys (b)	2,700	178,038
Enphase Energy, Inc. (b),(a)	41,900	931,437
FutureFuel Corp. (b)	1,000	11,940
Gevo, Inc. (a)	37	124
Renewable Energy Group, Inc. (a)	200	3,001
Sunrun, Inc. (b),(a)	25,100	419,295
Vivint Solar, Inc. (a)	900	5,886

		2,047,556

Retail—Consumer Staples — 0.5%
BJ’s Wholesale Club Holdings, Inc. (a)	2,400	62,088
Costco Wholesale Corp. (b)	61,800	17,805,198
Dollar General Corp. (b)	85,101	13,525,953
Dollar Tree, Inc. (b),(a)	22,100	2,522,936
Ingles Markets, Inc., Class A (b)	2,800	108,808
Natural Grocers by Vitamin Cottage, Inc. (b),(a)	1,600	15,984
SpartanNash Co. (b)	6,400	75,712
Target Corp.	900	96,219
Village Super Market, Inc., Class A (b)	700	18,515
Walgreens Boots Alliance, Inc. (b)	140,000	7,743,400

		41,974,813

Retail—Discretionary — 1.4%
1-800-Flowers.com, Inc., Class A (b),(a)	11,800	174,581
Amazon.com, Inc. (b),(a)	16,700	28,989,697
Ascena Retail Group, Inc. (a)	9,000	2,377
At Home Group, Inc. (b),(a)	43,500	418,470
Barnes & Noble Education, Inc. (b),(a)	3,900	12,168
Bassett Furniture Industries, Inc. (b)	1,100	16,830
Best Buy Co., Inc.	200	13,798

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
BMC Stock Holdings, Inc. (a)	400	$10,472
Boot Barn Holdings, Inc. (b),(a)	9,300	324,570
CarMax, Inc. (b),(a)	10,000	880,000
Citi Trends, Inc. (b)	2,900	53,070
Container Store Group, Inc. (b),(a)	3,500	15,470
Destination XL Group, Inc. (b),(a)	2,499	4,223
Dick’s Sporting Goods, Inc.	6,600	269,346
Duluth Holdings, Inc., Class B (b),(a)	19,900	168,752
eBay, Inc. (b)	396,700	15,463,366
Etsy, Inc. (b),(a)	57,800	3,265,700
Ezcorp, Inc., Class A(b),(a)	12,700	81,979
Floor & Decor Holdings, Inc., Class A (a)	5,500	281,325
Foundation Building Materials, Inc. (a)	6,250	96,813
Francesca’s Holdings Corp. (a)	1,674	23,419
Freshpet, Inc. (b),(a)	2,600	129,402
GMS, Inc. (b),(a)	2,900	83,288
Haverty Furniture Cos., Inc.	100	2,027
Home Depot, Inc. (b)	136,200	31,601,124
J. Jill, Inc.	1,600	3,040
Kirkland’s, Inc. (b),(a)	9,400	14,476
La-Z-Boy, Inc. (b)	2,400	80,616
Liquidity Services, Inc. (b),(a)	2,900	21,460
Lovesac Co. (The) (a)	800	14,936
Lowe’s Cos., Inc. (b)	210,800	23,179,568
Lululemon Athletica, Inc. (b),(a)	22,500	4,331,925
National Vision Holdings, Inc. (a)	1,300	31,291
Office Depot, Inc.	200	351
RH (a)	5,700	973,731
Signet Jewelers Ltd.	8,700	145,812
Stein Mart, Inc. (b),(a)	400	318
Tailored Brands, Inc. (b)	34,400	151,360
Tile Shop Holdings, Inc. (b)	13,600	43,384
Tilly’s, Inc., Class A (b)	3,700	34,928
TJX Cos., Inc.	4,700	261,978
Tractor Supply Co. (b)	23,000	2,080,120
Tuesday Morning Corp. (b),(a)	2,000	3,140
Zumiez, Inc. (a)	5,700	180,547

		113,935,248

Semiconductors — 0.6%
ACM Research, Inc., Class A (a)	200	2,772
Adesto Technologies Corp. (a)	600	5,136
Alpha & Omega Semiconductor Ltd. (b),(a)	2,900	35,612
Ambarella, Inc. (a)	300	18,851
Amkor Technology, Inc. (b),(a)	24,700	224,770
Amtech Systems, Inc. (b),(a)	100	530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Analog Devices, Inc.	800	$89,384
Applied Materials, Inc.	67,200	3,353,280
Axcelis Technologies, Inc. (b),(a)	9,250	158,083
AXT, Inc. (b),(a)	700	2,492
CEVA, Inc. (b),(a)	5,200	155,272
Cree, Inc. (a)	6,392	313,208
Data I/O Corp. (b),(a)	100	389
Diodes, Inc. (b),(a)	1,700	68,255
DSP Group, Inc. (b),(a)	3,200	45,072
Entegris, Inc.	1,600	75,296
Impinj, Inc. (a)	100	3,083
Inphi Corp. (b),(a)	30,800	1,880,340
Intel Corp.	49,300	2,540,429
IPG Photonics Corp. (b),(a)	5,300	718,680
Lam Research Corp. (b)	39,100	9,036,401
Lattice Semiconductor Corp. (b),(a)	37,600	687,516
MACOM Technology Solutions Holdings, Inc. (b),(a)	5,132	110,312
Maxim Integrated Products, Inc.	7,900	457,489
Nanometrics, Inc. (b),(a)	4,600	150,052
Photronics, Inc. (b),(a)	4,300	46,784
Pixelworks, Inc. (b),(a)	9,700	35,890
QUALCOMM, Inc. (b)	301,400	22,990,792
Rambus, Inc. (b),(a)	23,700	311,062
Rudolph Technologies, Inc. (b),(a)	5,000	131,800
Semtech Corp. (b),(a)	6,400	311,104
Skyworks Solutions, Inc.	9,600	760,800
Synaptics, Inc. (b),(a)	10,000	399,500
Teradyne, Inc. (b)	89,700	5,194,527
Ultra Clean Holdings, Inc. (a)	2,000	29,270
Universal Display Corp.	500	83,950
Veeco Instruments, Inc. (b),(a)	6,730	78,606

		50,506,789

Software — 2.2%
Activision Blizzard, Inc. (b)	116,400	6,159,888
Adobe Systems, Inc. (b),(a)	40,900	11,298,625
Agilysys, Inc. (b),(a)	2,000	51,220
Akamai Technologies, Inc. (b),(a)	9,700	886,386
Alteryx, Inc., Class A (b),(a)	6,400	687,552
Anaplan, Inc. (b),(a)	42,800	2,011,600
Aspen Technology, Inc. (a)	1,800	221,544
Atlassian Corp. PLC, Class A (b),(a)	48,400	6,071,296
Autodesk, Inc. (b),(a)	90,300	13,337,310
Avid Technology, Inc. (b),(a)	13,600	84,184
Benefitfocus, Inc. (b),(a)	14,900	354,769

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Black Knight, Inc. (b),(a)	26,500	$1,618,090
Blackline, Inc. (b),(a)	7,500	358,575
Bottomline Technologies, Inc. (a)	400	15,740
Box, Inc., Class A (b),(a)	76,800	1,271,808
Brightcove, Inc. (b),(a)	8,200	85,936
Cadence Design Systems, Inc. (b),(a)	60,000	3,964,800
Calix, Inc. (b),(a)	3,300	21,087
Carbon Black, Inc. (a)	8,600	223,514
Carbonite, Inc. (b),(a)	4,900	75,901
CDK Global, Inc. (b)	8,301	399,195
Ceridian HCM Holding, Inc. (b),(a)	35,000	1,727,950
ChannelAdvisor Corp. (b),(a)	4,500	41,985
CommVault Systems, Inc. (b),(a)	10,000	447,100
Cornerstone OnDemand, Inc. (b),(a)	13,300	729,106
Coupa Software, Inc. (a)	6,600	855,162
Covetrus, Inc. (a)	1,500	17,835
Descartes Systems Group, Inc. (a)	800	32,248
Digital Turbine, Inc. (b),(a)	16,600	106,987
DocuSign, Inc. (a)	21,500	1,331,280
Domo, Inc., Class B (b),(a)	8,000	127,840
Dropbox, Inc., Class A (b),(a)	39,900	804,783
Ebix, Inc. (b)	3,200	134,720
eGain Corp. (b),(a)	2,300	18,412
Electronic Arts, Inc. (b),(a)	120,700	11,806,874
Everbridge, Inc. (b),(a)	9,600	592,416
Evolent Health, Inc. (b),(a)	27,600	198,444
Finjan Holdings, Inc. (b),(a)	1,100	2,200
FireEye, Inc. (b),(a)	43,900	585,626
Five9, Inc. (b),(a)	3,100	166,594
ForeScout Technologies, Inc. (b),(a)	10,300	390,576
Fortinet, Inc. (b),(a)	66,200	5,081,512
Glu Mobile, Inc. (b),(a)	37,100	185,129
HubSpot, Inc. (b),(a)	21,400	3,244,454
Immersion Corp. (b),(a)	12,500	95,625
InnerWorkings, Inc. (b),(a)	6,400	28,352
Inpixon (a)	14	2
Intuit, Inc. (b)	31,900	8,483,486
Limelight Networks, Inc. (b),(a)	43,200	130,896
LivePerson, Inc. (b),(a)	14,400	514,080
LogMeIn, Inc. (b)	8,700	617,352
Manhattan Associates, Inc. (a)	1,100	88,737
Microsoft Corp. (b)	12,400	1,723,972
MicroStrategy, Inc., Class A (b),(a)	1,900	281,903
Mimecast Ltd. (b),(a)	18,500	659,895
Mitek Systems, Inc. (b),(a)	9,400	90,710
MobileIron, Inc. (b),(a)	19,500	127,627

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Model N, Inc. (b),(a)	13,600	$377,536
Monotype Imaging Holdings, Inc. (b)	14,700	291,207
New Relic, Inc. (b),(a)	23,300	1,431,785
NextGen Healthcare, Inc. (b),(a)	200	3,134
Okta, Inc. (b),(a)	32,400	3,190,104
OneSpan, Inc. (b),(a)	2,500	36,250
Open Text Corp. (b)	24,500	999,845
Oracle Corp. (b)	203,100	11,176,593
Paycom Software, Inc. (b),(a)	16,400	3,435,636
Paylocity Holding Corp. (b),(a)	14,700	1,434,426
PDF Solutions, Inc. (b),(a)	3,900	50,973
Pivotal Software, Inc., Class A (b),(a)	36,100	538,612
Pluralsight, Inc. (b),(a)	33,000	554,235
Progress Software Corp. (b)	1,300	49,478
Proofpoint, Inc. (b),(a)	21,100	2,722,955
PROS Holdings, Inc. (b),(a)	14,200	846,320
QAD, Inc., Class A (b)	1,400	64,652
Qualys, Inc. (b),(a)	1,600	120,912
Rapid7, Inc. (b),(a)	19,200	871,488
salesforce.com, Inc. (b),(a)	37,296	5,536,218
Sciplay Corp., Class A (b),(a)	3,600	38,520
Seachange International, Inc. (b),(a)	5,600	16,128
SecureWorks Corp. (b),(a)	3,100	40,083
ServiceNow, Inc. (b),(a)	69,700	17,693,345
Simulations Plus, Inc.	100	3,470
Smartsheet, Inc., Class A (b),(a)	25,000	900,750
SPS Commerce, Inc. (b),(a)	10,200	480,114
SVMK, Inc. (b),(a)	31,600	540,360
Symantec Corp. (b)	56,700	1,339,821
Synchronoss Technologies, Inc. (b),(a)	2,500	13,500
Synopsys, Inc. (b),(a)	2,500	343,125
Tenable Holdings, Inc. (b),(a)	4,200	93,996
Teradata Corp. (b),(a)	10,200	316,200
TiVo Corp. (b)	9,700	73,865
Varonis Systems, Inc. (b),(a)	12,600	753,228
Veeva Systems, Inc., Class A (b),(a)	54,700	8,352,143
VMware, Inc., Class A (b),(a)	31,900	4,786,914
Workday, Inc., Class A (b),(a)	44,800	7,614,208
Workiva, Inc. (b),(a)	11,300	495,279
Yext, Inc. (b),(a)	25,000	397,250
Zendesk, Inc. (b),(a)	58,500	4,263,480
Zovio, Inc. (b),(a)	6,100	12,017
Zscaler, Inc. (b),(a)	46,700	2,207,042
Zynga, Inc., Class A (b),(a)	384,100	2,235,462

		177,413,549

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 1.2%
AG Mortgage Investment Trust, Inc. (b)	8,300	$125,745
Ally Financial, Inc. (b)	49,100	1,628,156
Anworth Mortgage Asset Corp. (b)	900	2,970
Ares Commercial Real Estate Corp. (b)	8,700	132,501
Cardtronics PLC (b),(a)	9,200	278,208
Curo Group Holdings Corp. (b),(a)	5,600	74,368
Discover Financial Services	800	64,872
Enova International, Inc. (b),(a)	5,100	105,825
Euronet Worldwide, Inc. (b),(a)	3,900	570,570
Exantas Capital Corp. (b)	3,000	34,110
Fidelity National Financial, Inc. (b)	20,800	923,728
Fidelity National Information Services, Inc. (b),(c)	217,485	28,873,309
First American Financial Corp. (b)	26,000	1,534,260
Fiserv, Inc. (b),(a)	88,000	9,115,920
General Finance Corp. (b),(a)	1,200	10,608
Green Dot Corp., Class A (b),(a)	33,000	833,250
GreenSky, Inc., Class A (b),(a)	11,100	75,979
I3 Verticals, Inc., Class A (a),(c)	106,358	2,139,923
KKR Real Estate Finance Trust, Inc. (c)	41,679	813,991
MasterCard, Inc., Class A	9,300	2,525,601
MFA Financial, Inc.	14,100	103,776
MGIC Investment Corp.	6,000	75,480
NewStar Financial, Inc. (d)	100	0
OneMain Holdings, Inc.	100	3,668
PayPal Holdings, Inc. (b),(a)	57,400	5,946,066
PennyMac Mortgage Investment Trust	200	4,446
Regional Management Corp. (b),(a)	100	2,816
Starwood Property Trust, Inc. (b)	54,700	1,324,834
Stewart Information Services Corp.	300	11,637
Synchrony Financial	22,800	777,252
TPG RE Finance Trust, Inc. (b)	2,200	43,648
Visa, Inc., A Shares (b)	167,900	28,880,479
Western Asset Mortgage Capital Corp.	1,500	14,475
WEX, Inc. (a),(c)	51,003	10,306,176

		97,358,647

Technology Services — 0.4%
Accenture PLC, Class A	4,500	865,575
Amdocs Ltd. (b)	26,500	1,751,915
Automatic Data Processing, Inc. (b)	74,200	11,977,364
Booz Allen Hamilton Holding Corp. (b)	38,900	2,762,678
Broadridge Financial Solutions, Inc.	5,000	622,150
CACI International, Inc., Class A (b),(a)	2,000	462,520
Cognizant Technology Solutions Corp., Class A (b)	66,000	3,977,490
comScore, Inc. (b),(a)	16,400	31,324
Conduent, Inc. (b),(a)	49,500	307,890

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
CoreLogic, Inc. (a)	1,100	$50,897
CoStar Group, Inc. (a)	3,600	2,135,520
CPI Card Group, Inc. (b),(a)	320	826
Forrester Research, Inc. (b)	200	6,428
Genpact Ltd. (b)	45,000	1,743,750
ICF International, Inc. (b)	700	59,129
Leidos Holdings, Inc.	3,900	334,932
NIC, Inc. (b)	3,000	61,950
Nielsen Holdings PLC (b)	36,900	784,125
Paychex, Inc. (b)	38,800	3,211,476
Perficient, Inc. (b),(a)	1,600	61,728
Perspecta, Inc. (b)	3,700	96,644
PFSweb, Inc. (b),(a)	1,200	3,036
Presidio, Inc. (b)	3,100	52,390
S&P Global, Inc.	800	195,984
Sabre Corp.	35,200	788,304
ServiceSource International, Inc. (b),(a)	11,400	10,032
TransUnion (b)	3,600	291,996

		32,648,053

Telecommunications — 0.1%
8x8, Inc. (a)	3,000	62,160
EchoStar Corp., Class A (b),(a)	3,800	150,556
Gogo, Inc. (a)	30,800	185,724
IDT Corp., Class B (b),(a)	2,100	22,113
Ooma, Inc. (b),(a)	500	5,200
ORBCOMM, Inc. (b),(a)	13,900	66,164
RigNet, Inc. (b),(a)	600	4,650
RingCentral, Inc., Class A (b),(a)	30,300	3,807,498
Rogers Communications, Inc., B Shares	300	14,619
Spok Holdings, Inc. (b)	2,000	23,880
Switch, Inc.	13,900	217,118
Verizon Communications, Inc.	800	48,288
Zayo Group Holdings, Inc. (b),(a)	160,600	5,444,340
Zix Corp. (b),(a)	7,400	53,576

		10,105,886

Transportation & Logistics — 0.2%
ArcBest Corp. (b)	1,500	45,675
CH Robinson Worldwide, Inc. (b)	27,601	2,340,013
Covenant Transportation Group, Inc., Class A (b),(a)	4,800	78,912
CSX Corp. (b)	40,000	2,770,800
Eagle Bulk Shipping, Inc. (b),(a)	12,285	53,747
Echo Global Logistics, Inc. (a)	100	2,265
Expeditors International of Washington, Inc. (b)	7,800	579,462
Forward Air Corp. (b)	100	6,372

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Hub Group, Inc., Class A (b),(a)	400	$18,600
Marten Transport Ltd. (b)	5,333	110,820
Mobile Mini, Inc. (b)	11,900	438,634
Norfolk Southern Corp.	1,700	305,422
Overseas Shipholding Group, Inc. (b),(a)	1,100	1,925
Radiant Logistics, Inc. (b),(a)	7,000	36,190
Roadrunner Transportation Systems, Inc. (b),(a)	384	3,978
Schneider National, Inc. (b)	17,000	369,240
Union Pacific Corp. (b)	39,400	6,382,012
United Parcel Service, Inc., Class B (b)	35,700	4,277,574
USA Truck, Inc. (b),(a)	3,400	27,302
YRC Worldwide, Inc. (b),(a)	11,900	35,938

		17,884,881

Transportation Equipment — 0.0%
Allison Transmission Holdings, Inc. (b)	24,500	1,152,725
Blue Bird Corp. (b),(a)	600	11,421
Commercial Vehicle Group, Inc. (b),(a)	4,800	34,608
FreightCar America, Inc. (b),(a)	900	4,365
Greenbrier Cos., Inc. (The)	500	15,060
Spartan Motors, Inc. (b)	5,200	71,344
Trinity Industries, Inc. (b)	32,900	647,472

		1,936,995

Utilities — 0.3%
Ameren Corp.	1,700	136,085
American Water Works Co., Inc. (b)	13,200	1,639,836
Atlantic Power Corp. (b),(a)	11,400	26,676
CMS Energy Corp. (b)	3,500	223,825
Connecticut Water Service, Inc.	500	35,030
Consolidated Edison, Inc. (b)	19,400	1,832,718
Consolidated Water Co. Ltd. (b)	1,600	26,384
DTE Energy Co.	5,100	678,096
Duke Energy Corp. (b)	39,800	3,815,228
Exelon Corp.	8,400	405,804
IDACORP, Inc. (b)	1,100	123,937
Just Energy Group, Inc. (b)	6,400	15,168
NRG Energy, Inc.	22,400	887,040
ONE Gas, Inc.	800	76,888
PG&E Corp. (b),(a),(c)	786,729	7,867,290
Pinnacle West Capital Corp.	400	38,828
PPL Corp.	400	12,596
Public Service Enterprise Group, Inc. (b)	28,900	1,794,112
Sempra Energy	200	29,522
Southern Co. (The)	12,600	778,302
Xcel Energy, Inc. (b)	8,000	519,120

		20,962,485

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.1%
Casella Waste Systems, Inc., Class A (b),(a)	9,800	$420,812
Ceco Environmental Corp. (b),(a)	2,500	17,463
Covanta Holding Corp. (b)	5,200	89,908
Heritage-Crystal Clean, Inc. (b),(a)	1,400	37,100
Republic Services, Inc.	8,000	692,400
Waste Connections, Inc. (b)	19,300	1,775,600
Waste Management, Inc. (b)	32,500	3,737,500

		6,770,783

Total North America		2,395,062,652

Oceania — 0.0%
Iron & Steel — 0.0%
BHP Group PLC, ADR	200	8,568
Rio Tinto plc, ADR (b)	72,700	3,786,943

		3,795,511

Total Oceania		3,795,511

South America — 0.1%
Banking — 0.0%
Banco BBVA Argentina SA, ADR	2,900	12,557
Itau Unibanco Holding SA, ADR	41,700	350,697

		363,254

Consumer Products — 0.0%
BRF SA, ADR (a)	59,800	547,768

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (b)	16,400	110,208

Iron & Steel — 0.0%
Cia Siderurgica Nacional SA, ADR	6,500	20,540

Oil, Gas & Coal — 0.0%
Cosan Ltd., A Shares (a)	5,600	83,440
Geopark Ltd. (b),(a)	800	14,728

		98,168

Passenger Transportation — 0.0%
Azul SA, ADR (a)	1,700	60,894
Gol Linhas Aereas Inteligentes SA, ADR	48,000	742,560

		803,454

Retail—Discretionary — 0.1%
MercadoLibre, Inc. (b),(a)	6,300	3,472,749

Total South America		5,416,141

TOTAL COMMON STOCK (COST $2,526,976,860)		2,570,504,876

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.0%
North America — 0.0%
Utilities — 0.0%
Pacific Gas & Electric Co. (b),(a),(c)	17,317	$394,380

Total North America		394,380

TOTAL PREFERRED STOCK (COST $254,398)		394,380

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 5.1%
North America — 5.1%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.02%, 05/01/27 (b),(c),(g),(f)	$2,000,000	1,994,896
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.80%, 07/15/26 (b),(c),(g),(f)	4,750,000	4,737,997
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.72%, 01/30/26 (b),(c),(g),(f)	5,000,000	4,987,275
Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 5.28%, 10/21/28 (b),(c),(g),(f)	3,000,000	2,962,518
Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.80%, 6.10%, 01/15/30 (b),(c),(g),(f)	8,000,000	7,979,768
Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 5.15%, 06/13/31 (c),(g)	1,000,000	930,595
ALM Loan Funding,
Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.34%, 10/15/28 (b),(c),(g),(f)	1,000,000	998,150
Series 2016-18A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.30%, 01/15/28 (b),(c),(g),(f)	1,000,000	981,862
AMMC CLO XIII Ltd., Series 2013-13A, Class B1LR, 3 mo. USD LIBOR + 3.60%, 5.88%, 07/24/29 (b),(c),(g),(f)	4,000,000	3,966,060
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.32%, 07/16/29 (b),(c),(g),(f)	2,000,000	1,963,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (b),(c),(f)	$3,411,000	$3,457,437
Series 2018-B, Class C, 5.00%, 11/17/25 (b),(c),(f)	545,000	556,150
Series 2019-A, Class C, 4.65%, 04/15/26 (b),(c),(f)	3,403,000	3,449,910
Avant Loans Funding Trust 2019-B, Series 2019-B, Class C, 4.54%, 10/15/26 (c),(f)	637,000	637,306
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.40%, 07/17/26 (b),(c),(g),(f)	2,500,000	2,473,870
Battalion CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.45%, 5.73%, 01/24/29 (b),(c),(g),(f)	4,000,000	4,004,648
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 2.34%, 01/25/47 (b),(c),(g)	386,644	380,590
Benefit Street Partners CLO Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.50%, 5.80%, 01/15/29 (c),(g),(f)	3,500,000	3,491,204
Birch Grove CLO Ltd., Series 19A, Class D, 3 mo. USD LIBOR + 3.90%, 6.38%, 06/15/31 (b),(c),(g),(f)	1,500,000	1,458,983
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.23%, 04/24/29 (b),(c),(g),(f)	3,750,000	3,732,577
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, 3 mo. USD LIBOR + 4.00%, 6.14%, 08/20/32 (c),(g)	1,000,000	1,000,000
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 4.95%, 01/17/28 (b),(c),(g),(f)	4,000,000	3,868,172
California Street CLO LP, Series 2012-9A, Class D1R2, 3 mo. USD LIBOR + 3.70%, 5.98%, 07/16/32 (c),(g)	3,000,000	2,872,248
Carlyle Global Market Strategies CLO Ltd.,
3 mo. USD LIBOR + 2.60%, 4.90%, 04/17/31 (b),(c),(g),(f)	3,000,000	2,779,173
Series 2015-1A, Class DR2, 3 mo. USD LIBOR + 3.65%, 5.93%, 07/20/31 (b),(c),(g),(f)	5,000,000	4,972,675
CarVal CLO Ltd.,
6.43%, 04/20/32 (c),(g)	1,000,000	998,501
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.70%, 5.97%, 07/20/32 (b),(c),(g),(f)	9,000,000	8,912,493

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Carvana Auto Receivables Trust,
Series 2019-2A, Class E, 5.01%, 04/15/26 (c),(f)	$1,125,000	$1,148,172
Series 2019-3A, Class E, 4.60%, 07/15/26 (c),(f)	1,592,000	1,602,948
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.06%, 01/27/28 (b),(c),(g),(f)	5,235,000	5,095,639
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 5.71%, 04/22/30 (b),(c),(g),(f)	3,100,000	2,962,050
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.08%, 04/22/27 (b),(c),(g),(f)	1,000,000	976,452
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.43%, 04/22/27 (b),(c),(g),(f)	2,500,000	2,269,165
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 6.15%, 01/18/29 (b),(c),(g),(f)	3,500,000	3,491,127
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 5.46%, 07/27/30 (b),(c),(g),(f)	3,500,000	3,369,558
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 8.97%, 07/16/30 (b),(c),(g),(f)	3,000,000	2,819,112
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 5.23%, 10/25/27 (b),(c),(g),(f)	4,000,000	3,959,716
Series 2016-1A, Class D1R, 3 mo. USD LIBOR + 4.00%, 6.10%, 10/21/31 (c),(g)	1,000,000	1,000,000
Series 2016-1A, Class D2R, 3 mo. USD LIBOR + 4.43%, 6.53%, 10/21/31 (c),(g)	500,000	490,000
Series 2019-4A, Class C, 3 mo. USD LIBOR + 3.50%, 5.80%, 07/15/32 (c),(g)	1,000,000	969,039
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (c),(f)	708,000	767,970
Corevest American Finance Trust,
Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (c),(f)	459,000	491,697
Series 2019-1, Class D, 4.82%, 03/15/52 (c),(f)	152,000	162,721
Series 2019-1, Class E, 5.49%, 03/15/52 (c),(f)	196,000	207,712

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
CoreVest American Finance Trust,
Series 2019-2, Class XA, 2.56%, 06/15/52 (c),(g),(f)	$17,641,168	$1,971,542
Series 2019-2, Class D, 4.22%, 06/15/52 (c),(f)	476,000	491,198
Series 2019-2, Class E, 5.39%, 06/15/52 (c),(g),(f)	699,000	727,542
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 6.05%, 10/15/29 (b),(c),(g),(f)	4,500,000	4,434,034
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 6.05%, 01/15/27 (b),(c),(g),(f)	5,000,000	4,968,750
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 5.75%, 01/15/29 (b),(c),(g),(f)	4,000,000	3,815,248
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 7.02%, 10/26/27 (b),(c),(g),(f)	1,000,000	914,943
Drive Auto Receivables Trust, Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(c),(f)	1,760,725	1,778,051
Dryden CLO Ltd., Series 2019-75A, Class DR, 3 mo. USD LIBOR + 3.55%, 5.85%, 07/15/30 (b),(c),(g),(f)	4,750,000	4,737,997
Dryden Senior Loan Fund,
Series 2014-33A, Class DR2, 3 mo. USD LIBOR + 3.85%, 6.15%, 04/15/29 (b),(c),(g),(f)	2,000,000	1,997,606
Series 2014-36A, Class DR2, 3 mo. USD LIBOR + 3.70%, 6.00%, 04/15/29 (b),(c),(g),(f)	5,000,000	4,987,500
Series 2016-43A, Class DRR, 3 mo. USD LIBOR + 3.55%, 5.83%, 07/20/29 (b),(c),(g),(f)	3,000,000	2,992,500
DT Auto Owner Trust,
Series 2015-3A, Class D, 4.53%, 10/17/22 (b),(c),(f)	1,906,943	1,908,193
Series 2016-1A, Class D, 4.66%, 12/15/22 (b),(c),(f)	1,707,266	1,712,733
Series 2019-2A, Class E, 4.46%, 05/15/26 (b),(c),(f)	1,775,000	1,811,620
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.34%, 05/28/28 (b),(c),(g),(f)	5,000,000	4,694,115

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22%, 06/15/22 (b),(c),(f)	$2,450,000	$2,475,622
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 5.21%, 06/20/27 (b),(c),(g),(f)	5,000,000	4,910,930
Gallatin Loan Management,
3 mo. USD LIBOR + 3.25%, 5.55%, 07/15/27 (b),(c),(g),(f)	2,000,000	1,996,816
Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 5.38%, 01/21/28 (b),(c),(g),(f)	7,500,000	7,407,450
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.03%, 09/21/29 (b),(c),(g),(f)	4,000,000	3,970,652
GLS Auto Receivables Issuer Trust,
Series 2019-2A, Class D, 4.52%, 02/17/26 (b),(c),(f)	1,510,000	1,543,579
Series 2019-3A, Class D, 3.84%, 05/15/26 (c),(f)	1,457,000	1,464,977
Greywolf CLO Ltd.,
Series 2018-3RA, Class C, 3 mo. USD LIBOR + 3.15%, 5.43%, 10/22/28 (b),(c),(g),(f)	7,000,000	6,927,732
Series 2018-3RA, Class D, 3 mo. USD LIBOR + 5.50%, 7.78%, 10/22/28 (b),(c),(g),(f)	1,500,000	1,427,994
Series 2019-1A, Class D, 3 mo. USD LIBOR + 6.94%, 9.24%, 04/17/30 (c),(d),(g)	250,000	244,313
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 5.66%, 07/18/31 (b),(c),(g),(f)	4,000,000	3,520,268
Highbridge Loan Management Ltd., Series 7A-2015, Class DR, 3 mo. USD LIBOR + 2.40%, 4.56%, 03/15/27 (c),(g),(f)	1,000,000	952,673
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 09/17/39 (c),(f)	100,000	100,694
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 5.31%, 07/29/28 (b),(c),(g),(f)	1,000,000	974,827
Invitation Homes Trust, Series 2018-SFR4, Class D, 1 mo. USD LIBOR + 1.65%, 3.67%, 01/17/38 (b),(c),(g),(f)	2,693,000	2,691,263

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 4.95%, 07/15/26 (b),(c),(g),(f)	$5,000,000	$4,969,810
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 4.88%, 07/25/27 (b),(c),(g),(f)	5,500,000	5,370,673
Series 2016-9A, Class C1R, 3 mo. USD LIBOR + 4.10%, 6.38%, 10/20/28 (c),(g),(f)	3,000,000	2,992,617
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 5.55%, 07/14/31 (b),(c),(g),(f)	2,000,000	1,912,166
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 4.90%, 01/17/28 (b),(c),(g),(f)	5,310,000	5,067,880
KVK CLO Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.40%, 6.70%, 01/15/29 (b),(c),(g),(f)	5,000,000	4,992,775
Madison Park Funding Ltd.,
Series 2012-10A, Class DR2, 3 mo. USD LIBOR + 3.25%, 5.53%, 01/20/29 (c),(g),(f)	1,000,000	990,269
Series 2013-11A, Class DR, 3 mo. USD LIBOR + 3.25%, 5.51%, 07/23/29 (b),(c),(g),(f)	4,150,000	4,083,546
Series 2015-16A, Class C, 3 mo. USD LIBOR + 3.70%, 5.98%, 04/20/26 (b),(c),(g),(f)	1,500,000	1,496,753
Series 2016-20A, Class DR, 5.76%, 07/27/30 (b),(c),(g),(f)	5,000,000	4,800,000
Series 2016-21A, Class C, 3 mo. USD LIBOR + 4.00%, 6.28%, 07/25/29 (c),(g),(f)	1,000,000	997,967
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 4.80%, 04/15/29 (b),(c),(g),(f)	4,605,000	4,385,682
Mariner CLO LLC, Series 2016-3A, Class DR, 3 mo. USD LIBOR + 3.80%, 6.06%, 07/23/29 (b),(c),(g),(f)	6,750,000	6,732,841
MidOcean Credit CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.75%, 6.03%, 01/20/29 (b),(c),(g),(f)	4,000,000	3,968,976
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 6.18%, 07/15/29 (b),(c),(g),(f)	4,000,000	3,926,324

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.92%, 10/16/29 (b),(c),(g),(f)	$3,000,000	$2,935,590
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 4.90%, 10/13/27 (b),(c),(g),(f)	2,500,000	2,357,240
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.42%, 07/15/31 (b),(c),(g),(f)	5,000,000	4,693,665
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 6.67%, 04/15/29 (b),(c),(g),(f)	5,000,000	4,991,075
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 3 mo. USD LIBOR + 2.85%, 5.13%, 04/20/30 (c),(g)	750,000	708,833
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (b),(c),(f)	696,976	696,890
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (b),(c),(f)	2,927,299	2,926,763
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (b),(c),(f)	2,888,824	2,927,181
Nomura CRE CDO Ltd., Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 2.60%, 05/21/42 (c),(g),(f)	403,052	237,801
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 5.27%, 06/15/31 (b),(c),(g),(f)	3,000,000	2,782,593
Oaktree CLO Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.48%, 10/20/27 (b),(c),(g),(f)	2,500,000	2,420,283
Ocean Trails CLO, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.65%, 5.95%, 07/15/28 (b),(c),(g),(f)	5,000,000	4,975,300
OCP CLO Ltd.,
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 2.70%, 5.00%, 07/15/27 (b),(c),(g),(f)	1,500,000	1,478,268
Series 2016-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.30%, 10/18/28 (b),(c),(g),(f)	2,500,000	2,455,828
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 6.79%, 07/15/29 (b),(c),(g),(f)	3,500,000	3,458,514

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 3.95%, 6.13%, 02/14/31 (b),(c),(g),(f)	$2,000,000	$1,998,996
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.85%, 7.15%, 04/15/26 (b),(c),(g),(f)	1,000,000	957,350
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.55%, 04/17/25 (b),(c),(g),(f)	1,900,000	1,882,784
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.50%, 4.80%, 03/20/25 (b),(c),(g),(f)	3,000,000	2,985,117
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.50%, 10/18/26 (b),(c),(g),(f)	2,000,000	1,987,950
OHA Credit Partners Ltd., Series 2013-9A, Class E, 7.76%, 10/20/25 (b),(c),(g),(f)	3,003,000	3,000,748
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (b),(c),(f)	5,000,000	5,058,385
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(c),(f)	4,500,000	4,523,890
Series 2019-1A, Class E, 5.69%, 02/14/31 (b),(c),(f)	5,000,000	5,164,475
OZLM Funding Ltd., Series 2013-4A, Class BR, 3 mo. USD LIBOR + 2.20%, 4.48%, 10/22/30 (b),(c),(g),(f)	3,000,000	2,912,304
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.43%, 04/17/31 (b),(c),(g),(f)	2,000,000	1,885,000
Series 2015-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.27%, 04/30/27 (b),(c),(g),(f)	1,800,000	1,704,942
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.67%, 04/30/27 (b),(c),(g),(f)	8,833,000	7,912,663
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.72%, 07/30/27 (b),(c),(g),(f)	1,100,000	967,725
Parallel Ltd.,
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.55%, 4.83%, 07/20/27 (b),(c),(g),(f)	5,000,000	4,798,755

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 5.88%, 07/20/29 (b),(c),(g),(f)	$6,000,000	$5,936,760
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.20%, 4.20%, 07/20/32 (c),(g)	1,000,000	1,000,000
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 6.72%, 07/20/32 (c),(g)	1,333,000	1,283,013
Perimeter Master Note Business Trust, Series 2019-1A, Class C, 8.06%, 12/15/22 (c),(f)	251,000	252,593
Pikes Peak Clo 4,
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.90%, 5.06%, 07/15/32 (c),(g)	500,000	498,951
Series 2019-4A, Class D, 3 mo. USD LIBOR + 4.10%, 6.26%, 07/15/32 (c),(g)	1,000,000	997,350
Regatta Funding LP, 3 mo. USD LIBOR + 3.70%, 6.00%, 01/15/29 (b),(c),(g),(f)	1,500,000	1,497,488
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.85%, 5.15%, 07/17/31 (c),(g)	490,000	459,296
Rockford Tower CLO Ltd.,
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.75%, 5.37%, 04/20/32 (c),(g)	750,000	748,444
Series 2019-2A, Class D, 3 mo. USD LIBOR + 3.50%, 5.74%, 08/20/32 (c),(g)	750,000	747,968
Romark CLO III Ltd., Series 2019-3A, Class C, 3 mo. USD LIBOR + 3.90%, 6.06%, 07/15/32 (c),(g)	750,000	748,031
RR Ltd., Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.00%, 5.30%, 10/15/29 (c),(g)	750,000	725,845
Shackleton CLO Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 5.81%, 08/15/30 (b),(c),(g),(f)	2,000,000	1,971,450
Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 09/16/24 (c),(f)	1,627,000	1,626,899
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.28%, 10/20/26 (b),(c),(g),(f)	1,000,000	920,015
TICP CLO Ltd.,
Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.30%, 5.60%, 01/15/29 (c),(g),(f)	1,000,000	987,200
Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 6.05%, 07/15/29 (b),(c),(g),(f)	2,000,000	1,994,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 5.31%, 04/26/28 (b),(c),(g),(f)	$4,650,000	$4,579,366
Series 2018-IIA, Class C, 5.71%, 04/20/28 (b),(c),(g),(f)	1,500,000	1,468,800
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 5.48%, 10/20/28 (b),(c),(g),(f)	4,500,000	4,294,926
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 6.14%, 08/28/29 (b),(c),(g),(f)	4,000,000	3,946,408
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 4.81%, 01/15/28 (b),(c),(g),(f)	4,000,000	3,743,936
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.40%, 10/15/29 (b),(c),(g),(f)	1,000,000	937,638
Series 2019-37A, Class D, 3 mo. USD LIBOR + 3.90%, 6.28%, 07/15/32 (b),(c),(g),(f)	3,000,000	2,908,464
Vericrest Opportunity Loan Trust,
Class A1, 3.13%, 09/25/47 (b),(c),(f),(k)	1,291,133	1,291,403
Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (b),(c),(f),(k)	1,106,919	1,108,465
Series 2019-NPL3 SEQ, Class A1, 3.97%, 03/25/49 (b),(c),(f),(k)	1,946,836	1,964,422
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 5.13%, 01/20/31 (b),(c),(g),(f)	6,300,000	5,771,676
VOYA CLO, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 6.00%, 06/07/30 (b),(c),(g),(f)	4,000,000	3,990,180
Voya CLO Ltd.,
3 mo. USD LIBOR + 3.30%, 5.94%, 04/15/29 (b),(c),(g),(f)	4,700,000	4,687,940
Series 2016-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.18%, 07/19/28 (c),(g)	250,000	249,376
Wellfleet CLO Ltd., Series 2016-2A, Class DR, 3 mo. USD LIBOR + 5.50%, 7.78%, 10/20/28 (b),(c),(g),(f)	1,000,000	906,666
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.30%, 04/17/27 (b),(c),(g),(f)	1,250,000	1,235,938

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 6.28%, 01/20/32 (b),(c),(g),(f)	$5,500,000		$5,046,354

Total North America			411,888,028

TOTAL ASSET-BACKED SECURITIES (COST $419,305,176)			411,888,028

CONVERTIBLE BONDS — 0.8%
Europe — 0.6%
Construction Materials Manufacturing — 0.3%
Sika AG, 3.75%, 01/30/22 (e)	24,800,000	CHF	28,183,117

Pharmaceuticals — 0.1%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (e)	500,000	EUR	442,767
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c),(f)	6,800,000	EUR	6,021,636

			6,464,403

Wireless Telecommunications Services — 0.2%
Vodafone Group PLC,
1.20%, 03/12/21 (e)	6,300,000	GBP	9,610,501
1.50%, 03/12/22 (e)	3,900,000	GBP	6,005,894

			15,616,395

Total Europe			50,263,915

North America — 0.2%
Consumer Finance — 0.0%
Redwood Trust, Inc., 5.63%, 07/15/24 (c)	$1,300,000		1,319,886

Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (c),(f)	8,289,000		8,322,391

Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.00%, 05/28/20 (e),(u)	6,700,000	EUR	7,289,900

Total North America			16,932,177

TOTAL CONVERTIBLE BONDS (COST $68,316,437)			67,196,092

BANK DEBT — 4.0%
Asia — 0.0%
Machinery Manufacturing — 0.0%
Clark Equipment Company, 2018 Term Loan B, 3 mo. LIBOR + 2.00%, 4.10%, 05/18/24 (c),(g)	$338,320		338,885

Total Asia			338,885

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Europe — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1-week LIBOR plus 2.25%, 4.20%, 01/31/25 (c),(g)	$1,094,388		$1,099,652

Cable & Satellite — 0.0%
Altice Financing SA, 2017 USD Term Loan B, 0.00%, 07/15/25 (c),(p)	987,474		960,734

Chemicals — 0.0%
Composite Resins Holding B.V., 2018 Term Loan B, 3 mo. LIBOR + 4.25%, 6.46%, 08/01/25 (c),(o),(g)	895,466		892,672

Commercial Finance — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.75%, 3.79%, 01/15/25 (c),(g)	465,000		466,432

Entertainment Contents — 0.0%
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 1 mo. LIBOR + 2.50%, 4.54%, 02/01/24 (c),(g)	250,000		246,437

Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, 0.00%, 01/02/20 (c),(d),(o),(i)	1,563,903		378,465

Recreation Facilities & Services — 0.1%
Richmond UK Bidco Ltd., 2017 Term Loan B, 1 mo. LIBOR—GBP plus 4.25%, 4.97%, 03/03/24 (c),(g)	2,203,715	GBP	2,623,764

Software & Services — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 5.26%, 11/01/24 (c),(g)	$398,987		393,625

Total Europe			7,061,781

North America — 3.9%
Advertising & Marketing — 0.0%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.29%, 07/23/21 (c),(g)	36,894		34,368
AppLovin Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 5.79%, 08/15/25 (c),(g)	397,995		397,665

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Red Ventures, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.00%, 5.04%, 11/08/24 (c),(g)	$808,086		$810,445

			1,242,478

Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan G, 1 mo. LIBOR + 2.50%, 4.54%, 08/22/24 (c),(g)	397,975		395,842

Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 0.00%, 10/12/21 (c),(p)	500,000		500,000
United Airlines, Inc., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.79%, 04/01/24 (c),(g)	558,485		557,960

			1,057,960

Cable & Satellite — 0.0%
Charter Communications Operating, LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 04/30/25 (c),(g)	984,987		990,405

Casinos & Gaming — 0.0%
Caesars Entertainment Operating Company, Exit Term Loan, 1 mo. LIBOR + 2.00%, 4.04%, 10/06/24 (c),(g)	330,464		330,239
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.75%, 4.79%, 12/22/24 (c),(g)	984,987		978,093
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.75%, 4.80%, 10/04/23 (c),(g)	984,662		982,919

			2,291,251

Chemicals — 0.0%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, 3 mo. LIBOR + 5.25%, 7.35%, 08/27/26 (c),(g),(o)	600,000		600,378
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.50%, 5.54%, 02/12/25 (c),(g)	765,000		742,685
H.B. Fuller Company, 2017 Term Loan B, 1 mo. LIBOR + 2.00%, 4.04%, 10/20/24 (c),(g)	968,045		963,428
LyondellBasell Industries NV,
0.00%, 08/15/15 (c),(d),(o),(i)	980,469	EUR	0
0.00%, 08/15/49 (c),(d),(o),(i)	$16,732,095		0

			2,306,491

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 0.00%, 02/17/22 (c)	$598,505	$349,527

Commercial Services — 0.0%
Prime Security Services Borrower, LLC, 2019 Term Loan B1, 3 mo. LIBOR plus 3.25%, 5.25%, 09/23/26 (c),(g)	1,200,000	1,186,692
Sunshine Luxembourg VII SARL, USD 1st Lien Term Loan, 0.00%, 10/01/26 (c),(p)	497,284	499,358

		1,686,050

Consumer Finance — 0.2%
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 4.78%, 05/15/26 (c),(o),(g)	6,813,922	6,788,370
Ocwen Financial Corp., 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.04%, 12/04/20 (c),(g)	4,424,767	4,347,334
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.04%, 12/04/20 (c),(g)	3,079,930	3,026,031

		14,161,735

Consumer Products — 0.2%
KIK Custom Products, Inc. 2015 Term Loan B, 6.256%, 05/15/23 (c),(g)	12,002,702	11,359,237
Revlon Consumer Products Corporation,
2016 Term Loan B, 5.60%, 09/07/23 (c),(g)	2,507,326	1,918,105
2016 Term Loan B, 5.62%, 09/07/23 (c),(g)	1,503,362	1,150,072

		14,427,414

Consumer Services — 0.2%
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR + 5.50%, 7.68%, 05/09/25 (c),(g)	36,455	34,705
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 5.85%, 12/06/24 (c),(o),(g)	4,630,656	4,642,233
AlixPartners, LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.79%, 04/04/24 (c),(g)	1,094,388	1,094,541
Allied Universal Holdco LLC, 2019 Term Loan B, 3 mo. LIBOR + 4.25%, 6.51%, 07/10/26 (c),(g)	1,067,628	1,068,129
Cast and Crew Payroll, LLC, 2019 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 6.05%, 02/09/26 (c),(g)	985,050	991,512

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Fort Dearborn Company,
2016 1st Lien Term Loan, 6.10%, 10/19/23 (c),(g),(o)	$247,579	$243,247
2016 1st Lien Term Loan, 6.31%, 10/19/23 (c),(g),(o)	8,740,581	8,587,621
2016 2nd Lien Term Loan, 10.81%, 10/19/24 (c),(d),(g),(o)	2,308,500	2,158,447

		18,820,435

Containers & Packaging — 0.0%
Berry Global, Inc., USD Term Loan U, 1 mo. LIBOR + 2.50%, 4.55%, 07/01/26 (c),(g)	598,500	601,122
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.50%, 5.54%, 05/16/24 (c),(g)	987,525	986,083
Flex Acquisition Company, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 5.32%, 12/29/23 (c),(g)	688,563	662,225
Reynolds Group Holdings Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.75%, 4.79%, 02/05/23 (c),(g)	497,442	498,064

		2,747,494

Electrical Equipment Manufacturing — 0.0%
Brookfield WEC Holdings Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 5.54%, 08/01/25 (c),(g)	1,004,316	1,006,707

Engineering & Construction Services — 0.0%
APi Group DE, Inc., Term Loan B, 0.00%, 10/01/26 (c),(p),(o)	211,039	211,566
Pike Corporation, 2019 Term Loan B, 1 mo. LIBOR + 3.25%, 5.30%, 07/19/26 (c),(g)	580,495	582,109

		793,675

Entertainment Resources — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 6 mo. LIBOR + 3.00%, 5.23%, 04/22/26 (c),(g)	398,000	399,325
Bulldog Purchaser Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 5.79%, 09/05/25 (c),(g)	4,022,265	3,968,649
Crown Finance US, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 2.25%, 4.29%, 02/28/25 (c),(g)	346,956	344,486

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc., Term Loan B5, 1 mo. LIBOR + 3.00%, 5.04%, 03/31/24 (c),(g)	$248,725	$247,926
Six Flags Theme Parks, Inc., 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 04/17/26 (c),(g)	827,925	827,511

		5,787,897

Entertainment Resources — 0.0%
UFC Holdings, LLC, 2019 Term Loan, 0.00%, 04/29/26 (c),(p)	393,722	394,435

Exploration & Production — 0.0%
Par Pacific Holdings, Inc. Term Loan B, 9.100%, 12/17/25 (c),(g),(o)	899,212	896,964

Financial Services — 0.2%
Deerfield Dakota Holding, LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 5.29%, 02/13/25 (c),(g)	447,727	439,668
Focus Financial Partners, LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.50%, 4.54%, 07/03/24 (c),(g)	895,466	898,340
Getty Images, Inc. 2019 1st Lien Term Loan, 6.563%, 02/19/26 (c),(g)	5,745,719	5,719,405
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 6.04%, 05/23/25 (c),(g)	985,013	979,102
Minotaur Acquisition, Inc., Term Loan B, 1 mo. LIBOR + 5.00%, 7.04%, 03/27/26 (c),(g)	881,789	853,131
NFP Corp., Term Loan B, 1 mo. LIBOR + 3.00%, 5.04%, 01/08/24 (c),(g)	984,936	967,089
Rocket Software, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.25%, 6.29%, 11/28/25 (c),(g)	171,057	160,366
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.00%, 4.04%, 03/27/23 (c),(g)	982,983	987,898
Trans Union, LLC, Term Loan B3, 0.00%, 04/10/23 (c),(p)	1,136,104	1,139,262

		12,144,261

Food & Beverage — 0.1%
CHG PPC Parent LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.75%, 4.79%, 03/31/25 (c),(g),(o)	985,013	985,013
Chobani, LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.50%, 5.54%, 10/10/23 (c),(g)	397,955	394,227

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hostess Brands, LLC, 2019 Term Loan, 0.00%, 08/03/25 (c),(p)	$712,959	$712,452
JBS USA Lux S.A., 2019 Term Loan B, 1 mo. LIBOR + 2.50%, 4.54%, 05/01/26 (c),(g)	1,146,240	1,151,020

		3,242,712

Gaming, Lodging & Restaurants — 0.0%
K-Mac Holdings Corp, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.00%, 5.04%, 03/14/25 (c),(g)	805,717	789,941

Government Regional — 0.0%
Seminole Tribe of Florida, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.79%, 07/08/24 (c),(g)	232,742	233,712

Hardware — 0.0%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 09/19/25 (c),(g)	559,150	561,599

Health Care Facilities & Services — 0.5%
Catalent Pharma Solutions Inc., Term Loan B2, 1 mo. LIBOR + 2.25%, 4.29%, 05/18/26 (c),(g)	398,000	398,872
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.50%, 4.54%, 03/01/24 (c),(g)	326,246	324,533
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 5.79%, 10/10/25 (c),(g)	433,223	352,128
ExamWorks Group, Inc., 2017 Term Loan, 1 mo. LIBOR + 3.25%, 5.29%, 07/27/23 (c),(g)	984,936	987,812
GHX Ultimate Parent Corporation, 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.35%, 06/28/24 (c),(o),(g)	761,107	751,593
Jaguar Holding Company II, 2018 Term Loan, 1 mo. LIBOR + 2.50%, 4.54%, 08/18/22 (c),(g)	984,857	985,192
New Millennium HoldCo, Inc. Exit Term Loan, 8.544%, 12/21/20 (c),(g)	6,301,535	2,756,922
Owens & Minor, Inc. Term Loan B, 6.600%, 04/30/25 (c),(g)	7,203,222	6,298,353
Pearl Intermediate Parent LLC,
2018 1st Lien Term Loan, 1 mo. LIBOR + 2.75%, 4.79%, 02/14/25 (c),(g)	588,559	568,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2018 Delayed Draw Term Loan, 1 mo. LIBOR + 2.75%, 4.79%, 02/14/25 (c),(g)	$132,583	$128,164
Phoenix Guarantor Inc, Term Loan B, 1 mo. LIBOR + 4.50%, 6.57%, 03/05/26 (c),(g)	987,525	988,552
Quorum Health Corporation Term Loan B, 9.006%, 04/29/22 (c),(g)	12,751,295	12,534,522
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.50%, 6.55%, 11/17/25 (c),(g)	397,995	398,059
Surgery Center Holdings, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.25%, 5.30%, 09/02/24 (c),(g)	696,447	679,558
Team Health Holdings, Inc. 1st Lien Term Loan, 4.794%, 02/06/24 (c),(g)	5,993,097	4,919,314
U.S. Renal Care, Inc. 2019 Term Loan B, 7.063%, 06/26/26 (c),(g)	2,475,041	2,332,726
Wink Holdco, Inc 2nd Lien Term Loan B, 8.800%, 12/01/25 (c),(d),(g),(o)	6,309,354	6,230,487

		41,635,729

Home Improvement — 0.1%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 5.29%, 12/13/23 (c),(g)	1,618,050	1,542,536
2017 Incremental Term Loan, 5.29%, 12/13/23 (c),(g),(o)	8,439,724	8,038,837
Apex Tool Group, LLC, 2019 Term Loan B, 1 mo. LIBOR + 5.50%, 7.54%, 08/01/24 (c),(g)	394,935	383,415
Tamko Building Products, Inc,
Term Loan B, 1 mo. LIBOR + 3.25%, 5.29%, 06/01/26 (c),(g),(o)	458,333	457,760
Term Loan B, 3 mo. LIBOR + 3.25%, 5.37%, 06/01/26 (c),(g),(o)	91,667	91,552

		10,514,100

Industrial Other — 0.1%
Core & Main LP,
2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.85%, 08/01/24 (c),(g),(o)	291,848	289,113
2017 Term Loan B, 3 mo. LIBOR + 2.75%, 4.88%, 08/01/24 (c),(g),(o)	186,934	185,182
QualTek USA, LLC,
2018 1st Lien Term Loan, 7.79%, 07/18/25 (c),(g)	3,898	3,798

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
2018 1st Lien Term Loan, 8.01%, 07/18/25 (c),(g)	$4,253,504	$4,143,636

		4,621,729

Internet Media — 0.0%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, 1 mo. LIBOR + 4.25%, 6.30%, 08/27/26 (c),(g),(o)	987,525	964,071
MH Sub I, LLC, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.75%, 5.79%, 09/13/24 (c),(g)	397,970	394,798

		1,358,869

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.35%, 07/19/24 (c),(g)	4,933,883	4,833,133
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.35%, 07/19/24 (c),(g)	2,517,070	2,465,671
USD 2nd Lien Term Loan, 9.35%, 07/18/25 (c),(g)	8,122,170	8,007,079
Titan Acquisition Limited, 2018 Term Loan B, 1 mo. LIBOR + 3.00%, 5.04%, 03/28/25 (c),(g)	985,000	944,260

		16,250,143

Managed Care — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.75%, 4.85%, 06/07/23 (c),(g)	400,000	380,416

Media — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. LIBOR + 3.50%, 5.54%, 08/21/26 (c),(g)	901,667	903,596

Medical Equipment & Devices Manufacturing — 0.0%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.50%, 6.68%, 02/11/26 (c),(g),(o)	1,253,700	1,248,999
Femur Buyer, Inc., 1st Lien Term Loan, 3 mo. LIBOR + 4.25%, 6.36%, 03/05/26 (c),(g),(o)	498,750	498,750

		1,747,749

Oil & Gas Services & Equipment — 0.0%
MRC Global (US) Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 3.00%, 5.04%, 09/20/24 (c),(o),(g)	984,987	984,987

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Oil, Gas & Coal — 0.2%
Blackhawk Mining LLC,
DIP New Money Term Loan, 3 mo. LIBOR plus 9.50%, 11.68%, 07/22/26 (c),(o),(g)	$91,430	$90,516
DIP Roll-Up Term Loan, 3 mo. LIBOR plus 9.50%, 11.73%, 07/22/26 (c),(d),(o),(g)	182,860	181,031
CITGO Holding Inc. 2019 Term Loan B, 9.044%, 07/24/23 (c),(g),(o)	6,093,584	6,200,222
PG&E Corp Term Loan ,5.200%, 04/16/20 (c),(g)	4,670,589	4,568,443

		11,040,212

Passenger Transportation — 0.0%
Air Canada, 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 4.04%, 10/06/23 (c),(g)	435,208	436,431

Pipeline — 0.0%
Paradigm Energy Partners, LLC Term Loan B, 7.300%, 09/05/24 (c),(g)	2,409,384	2,333,078

Power Generation — 0.0%
Calpine Corporation, 2019 Term Loan B10, 1 mo. LIBOR + 2.50%, 4.54%, 08/12/26 (c),(g)	679,221	680,165

Property & Casualty Insurance — 0.1%
AmWINS Group, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.80%, 01/25/24 (c),(g)	397,952	397,829
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, 1 mo. LIBOR + 3.50%, 5.54%, 10/22/24 (c),(g)	497,124	494,404
Asurion LLC, 2018 Term Loan B6, 1 mo. LIBOR + 3.00%, 5.04%, 11/03/23 (c),(g)	397,913	399,342
Hub International Limited, 2018 Term Loan B, 3 mo. LIBOR + 3.00%, 5.27%, 04/25/25 (c),(g)	985,013	972,838
NMI Holdings, Inc., 2018 Term Loan B, 6 mo. LIBOR + 4.75%, 6.95%, 05/24/23 (c),(g),(o)	6,721,947	6,705,142
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.25%, 5.29%, 12/31/25 (c),(g)	397,995	391,030

		9,360,585

Publishing & Broadcasting — 0.1%
Entercom Media Corp., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.80%, 11/18/24 (c),(g)	810,000	810,203

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Houghton Mifflin Harcourt Publishing Company 2015 Term Loan B ,5.044%, 05/31/21 (c),(g)	$8,281,975	$8,026,641

		8,836,844

Real Estate — 0.3%
Communications Sales & Leasing, Inc. 2017 Term Loan B ,7.044%, 10/24/22 (c),(g)	15,269,119	14,873,039
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 3.75%, 02/06/22 (c),(o),(g)	6,845,000	6,673,875
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.00%, 4.04%, 03/21/25 (c),(g)	761,057	762,221

		22,309,135

Recreation Facilities & Services — 0.0%
NASCAR Holdings, Inc, Term Loan B, 0.00%, 07/27/26 (c),(p)	289,560	291,324

Refining & Marketing — 0.1%
Citgo Petroleum Corporation 2019 Term Loan B, 7.104%, 03/28/24 (c),(g),(o)	6,464,915	6,481,077
Gulf Finance, LLC Term Loan B, 7.360%, 08/25/23 (c),(g)	137,203	103,675
US Ecology, Inc., Term Loan B, 0.00%, 08/14/26 (c),(p),(o)	227,273	228,409

		6,813,161

Restaurants — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 1 mo. LIBOR + 2.25%, 4.29%, 02/16/24 (c),(g)	1,294,988	1,298,873
Fogo De Chao, Inc., 2018 Add On Term Loan, 1 mo. LIBOR + 4.25%, 6.29%, 04/07/25 (c),(o),(g)	759,361	761,260
IRB Holding Corp, 1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 5.55%, 02/05/25 (c),(g)	397,980	395,934
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.79%, 04/03/25 (c),(g)	461,329	461,712
Whatabrands LLC, Term Loan B, 3 mo. LIBOR + 3.25%, 5.52%, 08/02/26 (c),(g)	468,619	470,437

		3,388,216

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Retail—Consumer Discretionary — 0.5%
Avis Budget Car Rental, LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 02/13/25 (c),(g)	$497,468	$497,001
Bass Pro Group, LLC Term Loan B, 7.044%, 09/25/24 (c),(g)	13,678,159	13,151,550
PetSmart, Inc. Consenting Term Loan, 6.040%, 03/11/22 (c),(g)	24,635,966	24,004,792

		37,653,343

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp. Term Loan (Extended), 9.294%, 11/15/21 (c),(g),(o)	2,611,496	1,958,622
US Foods, Inc., 2019 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 09/13/26 (c),(g)	488,263	489,791

		2,448,413

Semiconductors — 0.0%
MKS Instruments, Inc., 2019 Term Loan B6, 0.00%, 02/02/26 (c),(p)	722,791	723,095
ON Semiconductor Corporation, 2019 Term Loan B, 0.00%, 09/19/26 (c),(p)	220,619	221,530

		944,625

Software — 0.0%
DCert Buyer, Inc., 2019 Term Loan B, 0.00%, 08/31/26 (c),(p)	731,707	728,963

Software & Services — 0.1%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.00%, 5.10%, 09/19/24 (c),(g)	761,117	759,678
Compuware Corporation, 2018 Term Loan B, 1 mo. LIBOR + 4.00%, 6.04%, 08/22/25 (c),(g)	181,234	181,763
Flexera Software LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.50%, 5.55%, 02/26/25 (c),(g)	397,980	398,477
Informatica LLC, 2018 USD Term Loan, 1 mo. LIBOR + 3.25%, 5.29%, 08/05/22 (c),(g)	397,969	399,461
Kronos Incorporated, 2017 Term Loan B, 3 mo. LIBOR + 3.00%, 5.25%, 11/01/23 (c),(g)	1,010,000	1,011,606
McAfee, LLC, 2018 USD Term Loan B, 0.00%, 09/30/24 (c),(p)	696,482	697,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Perforce Software Inc, Term Loan B, 1 mo. LIBOR + 4.50%, 6.54%, 07/01/26 (c),(g)	$645,161	$644,355
Sabre GLBL Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 4.04%, 02/22/24 (c),(g)	984,987	988,454
Science Applications International Corporation, 2018 Term Loan B, 1 mo. LIBOR + 1.75%, 3.79%, 10/31/25 (c),(g)	398,995	398,748

		5,480,292

Transportation & Logistics — 0.0%
1199169 B.C. Unlimited Liability Company, 2019 Term Loan B2, 3 mo. LIBOR + 4.00%, 6.10%, 04/06/26 (c),(g)	346,154	347,559
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 3 mo. LIBOR + 4.00%, 6.10%, 04/06/26 (c),(g)	643,846	646,460
Lineage Logistics Holdings, LLC, 2018 Term Loan, 1 mo. LIBOR + 3.00%, 5.04%, 02/27/25 (c),(g)	397,980	397,980

		1,391,999

Travel & Lodging — 0.0%
Casablanca US Holdings, Inc.,
2018 1st Lien Term Loan, 2 mo. LIBOR + 4.00%, 6.09%, 03/29/24 (c),(g)	633,699	611,202
2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.26%, 03/29/24 (c),(g)	1,275,582	1,230,300
Diamond Resorts Corporation, 2018 Term Loan B, Citibank, N.A., 0.00%, 09/02/23 (c),(p)	100,000	97,075

		1,938,577

Utilities — 0.2%
ExGen Renewables IV, LLC Term Loan B, 5.130%, 11/28/24 (c),(g)	7,240,745	7,073,339
PG&E Opco, Revolver, 0.00%, 04/27/20 (c),(p)	4,547,775	4,448,315

		11,521,654

Waste & Environmental Services & Equipment — 0.0%
ERM Emerald US Inc., USD Term Loan, 3 mo. LIBOR + 3.75%, 5.85%, 06/26/26 (c),(o),(g)	311,590	312,759
GFL Environmental Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.00%, 5.04%, 05/30/25 (c),(g)	397,985	394,431

		707,190

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunications Services — 0.3%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.75%, 4.79%, 01/31/25 (c),(g)	$497,468		$493,876
Level 3 Financing Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 4.29%, 02/22/24 (c),(g)	400,000		400,584
Ligado Networks LLC, Exit Term Loan, 0.00%, 12/07/20 (c),(i)	3,825,744		3,015,949
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.00%, 4.05%, 04/11/25 (c),(g)	985,013		985,052
Switch, Ltd., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 4.29%, 06/27/24 (c),(g)	586,500		587,720
Windstream Services, LLC,
Repriced Term Loan B6, 10.00%, 03/29/21 (c),(g)	10,616,936		10,760,689
Term Loan B7, 9.25%, 02/17/24 (c),(g)	5,127,353		5,154,426

			21,398,296

Total North America			314,428,806

TOTAL BANK DEBT (COST $324,208,372)			321,829,472

CORPORATE BONDS & NOTES — 7.2%
Africa — 0.1%
Utilities — 0.1%
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (e)	3,009,000		3,029,666
8.45%, 08/10/28 (e)	4,753,000		5,222,358

Total Africa			8,252,024

Asia — 0.1%
Banks — 0.0%
RESPARCS Funding LP I, 8.00% (c),(e),(j)	1,841,000		345,902

Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,222,761

Total Asia			3,568,663

Europe — 1.1%
Banks — 0.1%
HSH N Funding II Via Banque de Luxembourg, 7.25% (c),(e),(j)	895,000		184,370
ICBC Standard Bank PLC, MTN, 0.00%, 10/18/19 (b),(f),(u)	88,590,000	UAH	3,649,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
RESPARCS Funding II LP, 7.50% (c),(e),(j)	3,499,000	EUR	$676,938

			4,510,970

Entertainment Resources — 0.0%
CPUK Finance Ltd.,
4.25%, 02/28/47 (c),(f)	262,000	GBP	325,839
4.88%, 02/28/47 (c),(f)	1,402,000	GBP	1,763,489

			2,089,328

Wireless Telecommunications Services — 1.0%
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (c)	$78,930,000		79,497,507

Total Europe			86,097,805

Middle East — 0.6%
Exploration & Production — 0.6%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (e),(h)	41,600,000		46,058,355
Saudi Arabian Oil Co., 3.50%, 04/16/29 (b),(f)	751,000		783,787

			46,842,142

Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	1,379,000		1,587,339

Total Middle East			48,429,481

North America — 4.5%
Banks — 0.1%
JPMorgan Chase Bank N.A.,
MTN, 0.00%, 07/09/20 (f),(u)	50,268,000	EGP	2,765,717
MTN, 16.00%, 06/13/22 (f)	43,217,000	EGP	2,728,272
Promerica Financial Corp., 9.70%, 05/14/24 (f)	$3,400,000		3,587,034

			9,081,023

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (b),(c),(f)	14,646,000		12,778,635
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/25 (c),(f)	318,000		325,155

			13,103,790

Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (b),(c),(f)	3,956,000		3,491,170
Revlon Consumer Products Corp., 6.25%, 08/01/24 (b),(c)	3,547,000		1,879,910

			5,371,080

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Exploration & Production — 0.2%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	$15,286,000		$15,171,355

Financial Services — 0.6%
Citigroup Global Markets Holdings, Inc.,
0.00%, 10/28/19 (f),(u),(o)	1,848,690,670	NGN	5,057,564
MTN, 0.00%, 01/09/20 - 03/19/20 (f),(u)	226,194,366	EGP	13,134,136
MTN, 0.00%, 10/15/19 (o),(u)	1,960,145,781	NGN	5,388,122
Goldman Sachs International,
0.00%, 12/19/19 (f),(u)	230,000,000	EGP	13,683,162
0.00%, 10/10/19 (u)	217,100,000	EGP	13,305,752
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(i)	$436,000		139,520

			50,708,256

Food & Beverage — 0.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(f)	12,156,000		11,821,710

Health Care Facilities & Services — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (b),(c),(f)	7,443,000		7,890,935
Owens & Minor, Inc., 3.88%, 09/15/21 (b),(c)	2,128,000		2,064,160

			9,955,095

Health Care Facilities & Services — 0.0%
Team Health Holdings, Inc., 6.38%, 02/01/25 (c),(f)	2,190,000		1,513,290

Home Improvement — 0.0%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (c),(f)	2,853,000		2,439,315

Homebuilders — 0.0%
LGI Homes, Inc., 6.88%, 07/15/26 (c),(f)	663,000		689,520

Industrial Other — 0.3%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (b),(c),(f)	2,917,000		2,851,367
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c),(f)	20,381,000		20,686,715

			23,538,082

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Integrated Oils — 0.9%
Petroleos Mexicanos,
5.35%, 02/12/28 (h)	$5,150,000	$4,921,495
6.35%, 02/12/48	17,750,000	16,310,652
6.63%, 06/15/35	550,000	537,488
6.75%, 09/21/47	4,650,000	4,463,070
6.84%, 01/23/30 (f)	13,600,000	14,065,120
7.69%, 01/23/50 (f),(e)	26,899,000	28,050,277
9.50%, 09/15/27	3,800,000	4,389,000

		72,737,102

Internet Media — 0.1%
Getty Images, Inc., 9.75%, 03/01/27 (b),(c),(f)	4,262,000	4,303,554
Uber Technologies, Inc., 7.50%, 11/01/23 (c),(f)	1,605,000	1,617,038

		5,920,592

Managed Care — 0.1%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (b),(c),(f)	8,286,000	7,633,477
Polaris Intermediate Corp., PIK, 8.50%, 12/01/22 (b),(c),(f)	1,007,808	856,637

		8,490,114

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (b),(c),(f)	2,645,000	2,583,372

Oil & Gas Services & Equipment — 0.2%
CSI Compressco LP / CSI Compressco Finance, Inc.,
7.25%, 08/15/22 (b),(c)	9,004,000	8,145,018
7.50%, 04/01/25 (b),(c),(f)	10,356,000	10,174,770

		18,319,788

Pipeline — 0.4%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(f)	19,876,000	18,683,440
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (b),(c)	15,733,000	14,612,181

		33,295,621

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Publishing & Broadcasting — 0.0%
LBI Media, Inc., 11.500%, 04/15/20 (b),(c),(d),(g),(f),(e),(i)	$4,712,903	$129,605

Real Estate — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (c),(f)	2,109,000	2,114,272
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (c),(f)	1,649,000	1,696,409
Newmark Group, Inc., 6.13%, 11/15/23 (c)	510,000	553,313
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27 (c),(f)	816,000	839,493
Senior Housing Properties Trust, 4.75%, 02/15/28 (c)	5,032,000	5,058,635

		10,262,122

Refining & Marketing — 0.1%
Citgo Holding, Inc., 9.25%, 08/01/24 (b),(c),(f)	6,759,000	7,181,437

Retail—Consumer Discretionary — 0.4%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (b),(c),(f)	13,342,000	13,575,485
Guitar Center, Inc., 9.50%, 10/15/21 (b),(c),(f)	15,356,000	14,626,590
PetSmart, Inc.,
7.13%, 03/15/23 (b),(c),(f)	2,066,000	1,942,040
8.88%, 06/01/25 (b),(c),(f)	270,000	255,825

		30,399,940

Software & Services — 0.3%
Banff Merger Sub, Inc., 9.75%, 09/01/26 (b),(c),(f)	7,940,000	7,578,730
Verscend Escrow Corp., 9.75%, 08/15/26 (b),(c),(f)	11,571,000	12,321,611

		19,900,341

Travel & Lodging — 0.0%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (c),(f)	2,567,000	2,644,010

Utilities — 0.1%
Pacific Gas & Electric Co.,
3.50%, 10/01/20 (b),(c),(i)	1,380,000	1,383,450
6.05%, 03/01/34 (b),(c),(i)	1,857,000	2,107,695
6.35%, 02/15/38 (b),(c),(i)	641,000	746,765

		4,237,910

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunications Services — 0.0%
Embarq Corp., 8.00%, 06/01/36 (b),(c)	$3,048,000		$3,012,765

Total North America			362,507,235

South America — 0.8%
Integrated Oils — 0.8%
Petrobras Global Finance BV,
5.09%, 01/15/30 (f),(h)	44,379,000		46,293,954
5.75%, 02/01/29	—		0
6.90%, 03/19/49 (b),(h)	14,497,000		16,628,059
8.75%, 05/23/26	2,716,000		3,477,838
Petroleos de Venezuela SA, 6.00%, 10/28/22 (d),(i)	2,817,584		169,055

			66,568,906

Total South America			66,568,906

TOTAL CORPORATE BONDS & NOTES (COST $568,505,404)			575,424,114

SOVEREIGN DEBT — 14.2%
Argentina Treasury Bill, 0.00%, 07/29/20 - 10/29/20 (u)	168,187,449		1,505,547
Argentine Republic Government International Bond,
3.38%, 12/31/38 (k)	8,559,403		3,542,679
3.88%, 01/15/22 (e)	2,173,000	EUR	923,937
4.63%, 01/11/23	$2,796,000		1,164,562
6.88%, 04/22/21	129,162,000		63,290,672
Bahrain Government International Bond, 7.00%, 01/26/26 (e)	2,600,000		2,917,907
Citigroup Global Markets Holdings, Inc.,
0.00%, 12/03/19 (f),(o),(u)	1,118,676,495	NGN	3,024,452
MTN, 0.00%, 10/21/19 (f),(u)	150,039,105	UAH	6,181,194
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/26 (c),(e)	25,317,195	EUR	30,513,981
Ecuador Government International Bond,
7.88%, 03/27/25 - 01/23/28 (f),(e)	$8,261,000		7,940,742
9.50%, 03/27/30 (f)	23,914,000		24,224,547
10.75%, 03/28/22 - 01/31/29 (e)	3,062,000		3,330,256
Egypt Government International Bond,
6.13%, 01/31/22 (e)	6,400,000		6,595,776
6.59%, 02/21/28 (e)	5,400,000		5,447,250
6.88%, 04/30/40 (e)	2,300,000		2,237,702
7.60%, 03/01/29 (f)	4,150,000		4,391,364
7.90%, 02/21/48 (f),(e)	57,200,000		57,478,449
8.50%, 01/31/47 (e)	12,500,000		13,221,300
8.70%, 03/01/49 (f)	1,500,000		1,612,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
El Salvador Government International Bond, 7.12%, 01/20/50 (e)	$1,780,000		$1,811,150
Export Credit Bank of Turkey,
4.25%, 09/18/22 (e)	200,000		189,662
5.38%, 10/24/23 (e)	400,000		384,642
6.13%, 05/03/24 (e)	4,300,000		4,192,500
French Republic Government Bond OAT, 0.100%, 03/01/25 - 03/01/28 (c),(e)	35,311,846		41,961,119
HSBC Bank PLC, MTN, 0.00%, 11/07/19 (f),(u)	100,000,000	EGP	6,047,666
HSBC Holdings PLC, 6.37%, 05/23/23 (d),(o),(h)	$50,000,000		49,992,000
Iraq International Bond,
5.80%, 01/15/28 (e)	118,550,000		115,434,743
6.75%, 03/09/23 (e)	1,200,000		1,226,328
Ivory Coast Government International Bond,
5.75%, 12/31/32 (k),(e)	16,632,000		16,313,165
6.13%, 06/15/33 (e)	23,300,000		22,428,533
Japan Treasury Discount Bill, 0.00%, 10/28/19 - 12/23/19 (c),(u)	13,100,000,000	JPY	121,192,646
Jordan Government International Bond, 7.38%, 10/10/47 (e)	$8,300,000		8,725,292
Kingdom of Jordan, 7.38%, 10/10/47 (e)	12,200,000		12,825,128
Merit Holdings, Inc., 3.25%, 06/26/20 (c),(d),(g),(o),(h)	32,000,000	EUR	35,059,778
Mexican Bonos, 7.75%, 05/29/31	340,000,000	MXN	18,254,627
Nigeria Government International Bond,
7.14%, 02/23/30 (f),(e)	$25,800,000		26,380,500
7.63%, 11/21/25 (f),(e)	30,304,000		33,269,065
8.75%, 01/21/31 (f)	7,100,000		7,962,295
9.25%, 01/21/49 (e)	1,718,000		1,918,284
MTN, 7.63%, 11/28/47 (e)	36,400,000		35,916,608
Paraguay Government International Bond, 4.63%, 01/25/23 (e)	5,367,000		5,642,112
Republic of Poland Government Bond, 2.75%, 10/25/29	44,140,000	PLN	11,740,461
Republic of South Africa Government Bond, 10.50%, 12/21/26	216,578,621	ZAR	15,956,317
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,565,856
Russian Federal Bond - OFZ,
7.25%, 05/10/34	3,485,396,000	RUB	54,268,027
7.40%, 07/17/24	608,530,000	RUB	9,648,468
Russian Foreign Bond - Eurobond,
4.50%, 04/04/22 (e)	$9,800,000		10,328,240
5.00%, 04/29/20 (e)	2,800,000		2,843,546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Saudi Government International Bond, 5.25%, 01/16/50 (e)	$2,690,000		$3,349,050
Turkey Government International Bond,
5.63%, 03/30/21	2,130,000		2,183,250
5.75%, 05/11/47	5,223,000		4,551,531
6.35%, 08/10/24	4,687,000		4,770,429
7.00%, 06/05/20	8,364,000		8,560,905
Ukraine Government International Bond,
7.38%, 09/25/32 (e)	93,965,000		94,366,043
7.75%, 09/01/20 - 09/01/27 (e),(h)	45,100,000		47,098,876
United Kingdom Gilt Inflation Linked Bond REG S
0.13%, 03/22/26 (c),(e)	34,472,287	GBP	52,040,962
0.13%, 08/10/28 (c),(e)	2,902,984	GBP	4,712,237
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20 (e)	$2,962,000		2,974,162

TOTAL SOVEREIGN DEBT (COST $1,184,982,452)			1,141,631,020

MORTGAGE-BACKED SECURITIES — 24.8%
Europe — 0.7%
Collateralized Mortgage Obligation (Residential) — 0.2%
JEPSON,
Series 2019-1, Class E, 1.05%, 11/24/57 (c),(g)	1,929,000	EUR	2,005,489
Series 2019-1, Class D, 1.05%, 11/24/57 (c),(g)	2,058,000	EUR	2,201,335
Mulcair Securities DAC,
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.13%, 04/24/71 (c),(g),(e)	2,461,000	EUR	2,598,061
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.13%, 04/24/71 (c),(g),(e)	4,636,000	EUR	4,925,659

			11,730,544

Commercial Mortgage-Backed Securities — 0.1%
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.74%, 08/20/29 (c),(g),(e)	1,116,000	GBP	1,366,003
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.29%, 08/20/29 (c),(g),(e)	3,675,000	GBP	4,527,699
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.34%, 08/20/29 (c),(g),(e)	3,763,000	GBP	4,639,259

			10,532,961

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount		Value
Inverse Interest Only Collateralized Mortgage Obligations — 0.4%
Magnolia Finance XI DAC,
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (c),(f),(k)	31,865,798	EUR	$45,152
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (c),(g),(f),(h)	31,865,798	EUR	34,732,137

			34,777,289

Total Europe			57,040,794

North America — 24.1%
Collateralized Debt Obligation (Commercial) — 0.0%
STACR Trust, Series 2018-DNA2, Class M2AI, 1.50%, 12/25/30 (b),(c),(f)	$1,533,000		44,587

Collateralized Mortgage Obligation (Residential) — 11.4%
Bellemeade Re Ltd.,
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.37%, 10/25/27 (b),(c),(g),(f)	16,890,000		17,312,250
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 4.67%, 08/25/28 (b),(c),(g),(f)	250,000		252,446
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 4.72%, 03/25/29 (b),(c),(g),(f)	1,460,000		1,468,528
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 6.02%, 03/25/29 (b),(c),(g),(f)	331,000		333,257
Series 2019-2A, Class M2, 1 mo. USD LIBOR + 3.10%, 5.12%, 04/25/29 (b),(c),(g),(f)	12,346,000		12,453,163
Cascade Funding Mortgage Trust, 4.000%, 06/25/69 (c),(g),(f)	715,876		672,938
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.36%, 05/25/37 (b),(c),(g)	654,197		616,760
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class X, 1.33%, 05/10/36 (c),(g),(f)	33,234,000		1,644,219
Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 mo. USD LIBOR + 5.00%, 7.02%, 11/25/24 (c),(g)	4,342,493		4,628,837

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.72%, 04/25/28 (b),(c),(g),(h)	$9,868,264	$10,796,473
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 7.92%, 10/25/28 (b),(c),(g)	881,699	950,992
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.47%, 01/25/29 (b),(c),(g)	5,999,225	6,309,786
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1X2, 1.30%, 04/25/31 (c),(f)	5,807,333	70,054
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.42%, 04/25/31 (b),(c),(g),(f)	5,350,000	5,398,364
Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.45%, 4.47%, 07/25/31 (c),(g),(f),(h)	16,257,000	16,423,147
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 4.32%, 08/25/31 (b),(c),(g),(f)	9,872,000	9,963,119
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.17%, 09/25/31 (b),(c),(g),(f)	1,658,000	1,667,136
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (b),(c)	667,046	678,187
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	743,002	733,073
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 3.81%, 04/25/36 (b),(c),(g)	1,455	1,473
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.15%, 4.18%, 05/15/36 (b),(g),(f)	13,113,000	13,113,000
Eagle RE Ltd., Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.30%, 5.32%, 04/25/29 (b),(c),(g),(f)	8,674,000	8,726,452
Federal Home Loan Mortgage Corp.,
Series 2015-DNA2, Class M3, 1 mo. USD LIBOR + 3.90%, 5.92%, 12/25/27 (b),(c),(g)	2,500,000	2,599,000
Series 2015-SC02, Class M3, 3.67%, 09/25/45 (b),(c),(g)	866,000	881,009

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.82%, 03/25/29 (b),(c),(g)	$1,500,000	$1,588,725
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.87%, 03/25/29 (b),(c),(g)	7,794,000	8,227,869
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.92%, 04/25/29 (b),(c),(g)	18,062,000	19,282,449
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.35%, 4.37%, 04/25/30 (b),(c),(g)	3,036,000	3,069,001
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (b),(c),(g),(f)	284,000	284,016
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 3.82%, 07/25/30 (b),(c),(g)	16,672,500	16,549,090
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 3.82%, 07/25/30 (b),(c),(g)	3,000,000	3,003,330
Series 2019-DNA1, Class M2, 1 mo. USD LIBOR + 2.65%, 4.67%, 01/25/49 (c),(g),(f),(h)	4,596,000	4,665,721
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 4.47%, 03/25/49 (b),(c),(g),(f)	3,750,000	3,787,837
Series 2019-HQA1, Class M2, 1 mo. USD LIBOR + 2.35%, 4.37%, 02/25/49 (b),(c),(g),(f)	6,470,000	6,522,730
Federal National Mortgage Association,
4.00%, 10/01/49 (c),(t)	134,800,000	139,849,743
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.27%, 04/25/29 (b),(c),(g)	20,385,000	21,790,138
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.37%, 05/25/29 (b),(c),(g)	6,202,547	6,537,361
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 5.67%, 09/25/29 (c),(g),(h)	7,270,000	7,648,185
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.02%, 10/25/29 (b),(c),(g)	23,012,000	23,946,287
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.87%, 11/25/29 (b),(c),(g)	41,654,000	42,936,943

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.22%, 01/25/30 (b),(c),(g)	$33,650,000	$34,092,161
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 4.67%, 02/25/30 (b),(c),(g)	5,000,000	5,112,500
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 4.82%, 02/25/30 (c),(g),(h)	25,612,000	26,141,912
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.27%, 07/25/30 (b),(c),(g),(h)	74,608,000	75,406,306
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 4.22%, 08/25/30 (b),(c),(g)	8,357,000	8,421,767
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.17%, 10/25/30 (b),(c),(g)	32,792,000	33,090,079
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.57%, 12/25/30 (b),(c),(g),(h)	38,160,000	38,823,221
Series 2018-C05, Class 1M2, 1 mo. USD LIBOR + 2.35%, 4.37%, 01/25/31 (c),(g),(h)	29,284,000	29,591,365
Series 2018-C06, Class 2M2, 1 mo. USD LIBOR + 2.10%, 4.12%, 03/25/31 (b),(c),(g)	1,813,000	1,825,020
Series 2019-R04, Class 2B1, 7.40%, 06/25/39 (b),(c),(g),(f)	12,842,000	13,889,137
Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 4.32%, 10/25/48 (c),(g),(f),(h)	31,678,000	32,024,240
Government National Mortgage Association, 4.00%, 10/01/49 (c),(t)	62,300,000	64,760,352
GS Mortgage Securities Trust, Series 2014-GC20, Class C, 5.13%, 04/10/47 (c),(g)	1,203,000	1,260,175
Home RE Ltd.,
Series 2018-1, Class M2, 5.43%, 10/25/28 (b),(c),(g),(f)	21,988,000	22,021,708
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.25%, 5.27%, 05/25/29 (b),(c),(g),(f)	13,175,000	13,199,545
Homeward Opportunities Fund, Series 2019-HOF, 4.80%, 01/25/59 (c),(g),(f)	1,136,000	1,131,986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
LHOME Mortgage Trust,
Series 2019-RTL1, Class M, 6.90%, 10/25/23 (c),(f)	$571,000	$578,782
Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (c),(f),(k)	905,000	914,742
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (c),(g),(f)	831,000	868,735
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.02%, 04/25/27 (b),(c),(g),(f),(h)	5,842,247	5,908,475
Radnor RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 4.72%, 03/25/28 (b),(c),(g),(f)	401,000	403,317
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 5.22%, 02/25/29 (b),(c),(g),(f)	12,445,000	12,565,878
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (b),(c)	1,094,165	1,111,347
Sequoia Mortgage Trust,
4.27%, 06/25/49 (c),(g),(f)	306,000	262,056
Series 2017-7, Class B4, 3.76%, 10/25/47 (b),(c),(g),(f)	773,000	643,097
Series 2018-2, Class B4, 3.76%, 02/25/48 (b),(c),(g),(f)	829,488	696,405
Series 2018-3, Class B4, 3.78%, 03/25/48 (b),(c),(g),(f)	642,000	534,690
Series 2018-5, Class B4, 3.95%, 05/25/48 (b),(c),(g),(f)	649,000	555,169
Series 2018-8, Class B4, 4.33%, 11/25/48 (b),(c),(g),(f)	693,000	635,778
Series 2019-1, Class B4, 4.43%, 02/25/49 (b),(c),(g),(f)	319,000	293,596
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.17%, 12/25/30 (b),(c),(g),(f)	17,330,000	17,476,958
Series 2018-DNA3, Class M2, 1 mo. USD LIBOR + 2.10%, 4.12%, 09/25/48 (b),(c),(g),(f)	18,379,000	18,468,506
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 3.67%, 04/25/43 (b),(c),(g),(f)	704,764	706,766
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 5.77%, 04/25/43 (c),(g),(f)	1,770,000	1,840,888

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HRP2, Class M3, 1 mo. USD LIBOR + 2.40%, 4.42%, 02/25/47 (c),(g),(f),(h)	$7,227,000	$7,382,626
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 6.22%, 02/25/47 (c),(g),(f),(h)	3,887,000	4,095,946
Series 2018-HRP2, Class B2, 1 mo. USD LIBOR + 10.50%, 12.52%, 02/25/47 (b),(c),(g),(f)	4,121,000	4,556,075
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (c),(g),(f)	930,000	954,540
Structured Agency Credit Risk, Series 2015-DN1, Class M3, 1 mo. USD LIBOR + 4.15%, 6.17%, 01/25/25 (b),(c),(g)	3,106,251	3,217,762
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (c),(g),(f)	1,037,000	1,040,194
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (c),(f)	271,000	277,148

		914,164,038

Commercial Mortgage-Backed Securities — 11.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 4.85%, 09/15/34 (b),(c),(g),(f)	8,000,000	8,034,968
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.13%, 04/15/35 (b),(c),(g),(f)	8,000,000	8,044,768
Austin Fairmont Hotel Trust, 4.50%, 09/15/32 (c),(g),(f)	8,395,000	8,395,000
Banc of America Commercial Mortgage Trust,
Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (b),(g),(h)	7,929,350	7,936,034
Series 2007-3, Class F, 5.85%, 06/10/49 (g),(f)	2,318,359	2,330,684
Series 2007-4, Class G, 6.06%, 02/10/51 (g),(f)	1,836,551	1,914,586
Series 2016-UB10, Class D, 3.00%, 07/15/49 (f),(h)	9,208,723	8,202,633
Banc of America Merrill Lynch Mortgage Trust,
1 mo. USD LIBOR + 2.50%, 4.53%, 03/15/34 (b),(g),(f),(h)	9,757,897	9,845,367
1 mo. USD LIBOR + 3.20%, 5.23%, 03/15/34 (b),(c),(g),(f)	3,500,000	3,524,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 4.13%, 09/15/35 (c),(g),(f)	$2,059,000	$2,060,161
Bank, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (b),(c)	4,200,000	4,526,500
BBCMS Trust, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.42%, 07/15/37 (b),(g),(f),(h)	11,724,843	11,776,139
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (b),(g),(f)	8,540,708	8,590,569
Series 2006-PW13, Class D, 5.75%, 09/11/41 (b),(g),(f)	2,022,991	2,041,884
Series 2006-PW14, Class C, 5.37%, 12/11/38 (f),(h)	2,518,508	2,549,174
Series 2006-T22, Class G, 5.92%, 04/12/38 (g),(f)	3,356,648	3,418,558
Series 2007-PW16, Class C, 5.93%, 06/11/40 (b),(g),(f)	4,411,350	4,427,425
Series 2007-PW18, Class B, 6.69%, 06/11/50 (g),(f)	6,394,786	6,435,841
Series 2007-T26, Class AM, 5.51%, 01/12/45 (b),(g)	712,203	728,229
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (b),(c),(g)	5,000,000	5,514,855
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 3.93%, 07/15/35 (b),(c),(g),(f)	4,500,000	4,500,000
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.05%, 4.08%, 11/15/35 (b),(c),(g),(f)	7,734,995	7,751,919
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.18%, 07/15/34 (b),(g),(f)	9,738,285	9,738,285
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.28%, 07/15/34 (b),(c),(g),(f)	3,400,000	3,400,000
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 4.00%, 09/15/37 (g),(f),(h)	12,268,100	12,179,426
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.45%, 05/15/35 (b),(c),(g),(f)	2,500,000	2,512,445

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 11/15/34 (b),(c),(g),(f)	$5,000,000	$5,024,930
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (b),(c),(g),(f)	6,000,000	6,169,452
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 4.58%, 12/15/37 (b),(c),(g),(f)	5,000,000	5,009,375
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29 (b),(g),(f)	626,142	639,816
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (b),(c)	3,800,000	4,073,007
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.36%, 11/10/49 (b),(c),(g),(f)	3,266,000	3,159,339
Series 2017-C8, Class E, 3.22%, 06/15/50 (c),(f)	3,110,000	2,443,913
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.15%, 4.18%, 07/15/32 (b),(c),(g),(f)	4,773,000	4,773,000
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.18%, 02/15/37 (g),(f)	6,289,051	6,221,249
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.89%, 07/25/37 (b),(c),(g)	97,350	98,479
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 1 mo. USD LIBOR + 2.35%, 4.38%, 06/15/34 (b),(c),(g),(f)	7,000,000	7,017,500
CHT Mortgage Trust,
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 11/15/36 (b),(c),(g),(f)	4,679,000	4,684,849
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 5.77%, 11/15/36 (b),(c),(g),(f)	8,000,000	8,010,000
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b),(c)	290,119	296,488
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.40%, 03/15/49 (b),(g)	1,483,996	1,498,208
Series 2012-GC8, Class D, 5.04%, 09/10/45 (c),(g),(f)	926,000	922,312

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	$9,000,000	$8,581,761
Series 2015-GC27, Class D, 4.57%, 02/10/48 (g),(f),(h)	8,766,828	8,257,379
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f),(h)	4,286,000	4,031,990
Series 2015-GC31, Class D, 4.19%, 06/10/48 (b),(c),(g)	1,850,000	1,783,620
Series 2015-GC35, Class D, 3.24%, 11/10/48 (h)	11,749,031	10,307,601
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(f)	1,826,000	1,544,979
Series 2016-P4, Class D, 4.13%, 07/10/49 (b),(g),(f)	3,346,039	3,223,798
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (b),(c)	2,060,000	2,304,613
Series 2019-PRM, Class E, 4.89%, 05/10/36 (b),(f)	6,971,687	7,232,805
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class C, 5.65%, 04/15/47 (g)	452,547	463,671
Series 2007-C3, Class B, 5.80%, 05/15/46 (b),(g)	8,333,530	8,373,531
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.25%, 10/10/46 (g),(h)	4,349,996	4,375,052
Series 2015-LC19, Class D, 2.87%, 02/10/48 (f),(h)	7,000,000	6,683,537
Series 2015-PC1, Class C, 4.58%, 07/10/50 (g),(h)	5,022,634	5,265,800
Commercial Mortgage Trust,
Series 2014-CR17, Class D, 5.01%, 05/10/47 (b),(g),(f),(h)	6,737,301	6,811,095
Series 2015-CR22, Class E, 3.00%, 03/10/48 (c),(f)	702,000	592,535
Series 2015-CR23, Class E, 3.23%, 05/10/48 (c),(f)	4,668,000	4,031,859
Series 2015-CR23, Class D, 4.39%, 05/10/48 (b),(c),(g)	2,247,000	2,274,141
Series 2015-CR25, Class D, 3.94%, 08/10/48 (c),(g)	217,000	193,945
Series 2015-CR27, Class D, 3.62%, 10/10/48 (c),(g),(f)	2,955,000	2,918,804
Series 2015-DC1, Class D, 4.49%, 02/10/48 (g),(f),(h)	18,908,641	17,415,842

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-LC21, Class D, 4.44%, 07/10/48 (c),(g)	$1,010,000	$1,012,750
Commerical Mortgage Trust, Series 2014-UBS3, Class D, 4.94%, 06/10/47 (g),(f)	4,691,174	4,640,383
Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 8.02%, 09/25/28 (c),(g)	2,670,594	2,909,825
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2C, 4.42%, 04/25/31 (c),(g),(f)	2,903,667	2,925,331
Series 2019-R05, Class 1B1, 1 mo. USD LIBOR + 4.10%, 6.12%, 07/25/39 (b),(c),(g),(f)	2,658,000	2,728,623
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 4.38%, 12/15/31 (b),(c),(g),(f)	6,358,000	6,365,947
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (g)	203,474	204,911
Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 4.28%, 08/15/35 (g),(f),(h)	9,531,284	9,537,241
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.34%, 06/15/57 (b),(c),(g)	1,282,000	1,137,804
Series 2015-C3, Class D, 3.50%, 08/15/48 (c),(g),(h)	3,139,000	2,583,067
Series 2015-C3, Class C, 4.50%, 08/15/48 (g),(h)	2,074,266	2,046,116
Series 2015-C4, Class F, 3.50%, 11/15/48 (c),(g),(f)	5,568,000	4,663,345
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(g),(f)	604,000	559,585
Series 2019-C17, Class D, 2.50%, 09/15/52 (c),(f)	1,146,000	976,840
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2B, 1 mo. USD LIBOR + 3.45%, 5.47%, 10/25/29 (c),(g)	1,381,500	1,456,138
Series 2017-DNA3, Class M2B, 4.52%, 03/25/30 (c),(g)	2,419,000	2,447,206
Series 2017-HQA1, Class M2B, 1 mo. USD LIBOR + 3.55%, 5.57%, 08/25/29 (c),(g)	5,602,000	5,967,441
Series 2017-HQA2, Class M2B, 1 mo. USD LIBOR + 2.65%, 4.67%, 12/25/29 (b),(c),(g)	10,850,607	11,082,094

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HQA1, Class M2B, 4.32%, 09/25/30 (c),(g)	$4,649,500	$4,681,702
Series 2019-FTR2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.35%, 11/25/48 (c),(g),(f)	10,006,000	10,014,005
Federal National Mortgage Association,
Series 2017-C01, Class 1M2C, 1 mo. USD LIBOR + 3.55%, 5.57%, 07/25/29 (c),(g)	7,455,893	7,865,214
Series 2017-C02, Class 2M2C, 1 mo. USD LIBOR + 3.65%, 5.67%, 09/25/29 (c),(g)	6,299,470	6,666,698
Series 2017-C07, Class 1M2C, 1 mo. USD LIBOR + 2.40%, 4.42%, 05/25/30 (c),(g)	2,397,838	2,403,847
FREMF Mortgage Trust,
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (c),(g),(f)	119,000	118,589
Series 2018-K154, Class B, 4.16%, 11/25/32 (c),(g),(f)	2,477,000	2,441,044
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (g)	15,316,597	13,356,072
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.57%, 12/10/30 (b),(c),(g),(f)	1,000,000	1,015,243
Series 2017-GS8, Class A4, 3.47%, 11/10/50 (b),(c)	5,700,000	6,110,508
Series 2017-SLP, Class E, 4.74%, 10/10/32 (b),(c),(g),(f)	5,000,000	5,077,910
GS Mortgage Securities Corp. Trust,
Series 2018-FBLU, Class E, 1 mo. USD LIBOR + 2.75%, 4.78%, 11/15/35 (b),(c),(g),(f)	4,000,000	4,001,252
Series 2018-FBLU, Class F, 1 mo. USD LIBOR + 3.25%, 5.28%, 11/15/35 (b),(c),(g),(f)	8,000,000	8,005,000
GS Mortgage Securities Trust,
Series 2013-GC12, Class D, 4.59%, 06/10/46 (b),(g),(f),(h)	11,719,727	11,636,376
Series 2014-GC20, Class D, 5.13%, 04/10/47 (c),(g),(f)	1,199,911	1,098,391
Series 2014-GC24, Class C, 4.67%, 09/10/47 (c),(g)	303,000	301,739
Series 2016-GS2, Class D, 2.75%, 05/10/49 (c),(f)	1,415,000	1,324,730
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(f)	1,593,000	1,458,615

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HART, Class D, 1 mo. USD LIBOR + 2.20%, 4.23%, 10/15/31 (g),(f),(h)	$2,210,215	$2,207,923
Hawaii Hotel Trust, Series 2019-MAUI, Class F, 1 mo. USD LIBOR + 2.75%, 4.78%, 05/15/38 (b),(c),(g),(f)	10,500,000	10,536,088
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 4.68%, 12/15/34 (b),(c),(g),(f)	5,202,000	5,231,261
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (c),(g),(f)	20,134,000	20,456,949
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (c),(g),(f)	625,000	625,276
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust, Series 2018-MINN, Class E, 1 mo. USD LIBOR + 2.75%, 4.70%, 11/15/35 (b),(c),(g),(f)	6,000,000	5,992,374
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 06/15/35 (b),(c),(g),(f)	2,399,799	2,418,474
Series 2019-BKWD, Class E, 1 mo. USD LIBOR + 2.60%, 4.65%, 09/15/29 (c),(g),(f)	2,000,000	2,000,046
Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.53%, 05/15/34 (c),(g),(f)	3,258,000	3,258,013
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.94%, 01/12/38 (b),(g),(f)	4,065,178	4,142,559
Series 2005-CB13, Class AJ, 5.93%, 01/12/43 (g),(h)	2,418,717	2,457,839
Series 2005-LDP2, Class G, 5.61%, 07/15/42 (b),(g),(f)	4,836,625	4,839,044
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (g),(h)	11,345,252	11,437,966
Series 2007-CB20, Class D, 6.39%, 02/12/51 (b),(g),(f)	1,284,184	1,311,943
Series 2010-C1, Class B, 5.95%, 06/15/43 (f),(h)	2,726,593	2,781,940
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 4.17%, 10/15/32 (g),(f),(h)	4,486,458	4,486,449

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 02/15/35 (b),(c),(g),(f)	$8,000,000	$8,034,744
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.41%, 4.44%, 06/15/35 (b),(g),(f)	5,209,807	5,213,047
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.86%, 10/15/48 (b),(c),(g),(f)	5,074,000	4,681,420
Series 2015-C28, Class C, 4.36%, 10/15/48 (g),(h)	9,726,355	10,088,020
Series 2015-C29, Class D, 3.79%, 05/15/48 (c),(g)	112,000	97,587
Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c),(g)	4,509,500	4,300,155
Series 2015-C30, Class C, 4.41%, 07/15/48 (c),(g),(h)	11,768,000	12,303,538
Series 2015-C31, Class E, 4.77%, 08/15/48 (c),(g),(f)	1,093,000	936,532
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D, 3.55%, 06/15/49 (b),(g),(f)	1,381,129	1,269,365
Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b),(c)	4,950,000	5,293,352
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + ..35%, 2.37%, 07/15/44 (g),(f)	3,660,318	3,613,466
Series 2007-C3, Class AJ, 6.07%, 07/15/44 (b),(g)	1,351,103	1,379,095
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.28%, 04/15/41 (b),(g)	3,270,678	3,374,607
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.98%, 02/15/40 (b),(g),(f)	828,308	830,560
Series 2006-C1, Class C, 5.34%, 02/15/41 (g)	7,680,821	7,603,245
Series 2007-C1, Class F, 5.61%, 02/15/40 (b),(g)	2,653,147	2,575,497
Series 2007-C6, Class AJ, 6.49%, 07/15/40 (g),(h)	24,822,993	24,994,470
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 7.88%, 09/15/28 (b),(c),(g),(f)	7,337,715	7,392,637

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (c),(g),(f)	$832,000	$868,580
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.78%, 05/12/39 (g)	787,661	799,942
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class G, 4.50%, 08/15/45 (b),(c),(f)	6,415,000	6,455,280
Series 2014-C15, Class E, 5.07%, 04/15/47 (b),(c),(g),(f)	6,000,000	6,246,060
Series 2014-C15, Class D, 5.07%, 04/15/47 (b),(c),(g),(f)	2,270,000	2,382,681
Series 2014-C16, Class C, 4.93%, 06/15/47 (g),(h)	3,382,037	3,527,695
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	3,529,000	3,285,213
Series 2015-C21, Class D, 4.29%, 03/15/48 (b),(c),(g),(f)	4,754,000	4,451,427
Series 2015-C22, Class D, 4.38%, 04/15/48 (c),(g),(f)	870,000	823,129
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(f)	2,517,000	2,089,727
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(g),(f)	1,323,000	1,126,815
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(c),(g),(f)	991,000	821,285
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b),(c)	2,907,303	3,136,680
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class B, 4.86%, 07/15/56 (b)	1,222,394	1,221,783
Series 2005-T19, Class H, 5.90%, 06/12/47 (b),(g),(f)	3,729,457	3,737,856
Series 2006-HQ8, Class D, 5.79%, 03/12/44 (g)	1,456,070	1,465,332
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (b),(g)	2,179,879	2,199,540
Series 2006-IQ11, Class B, 6.39%, 10/15/42 (b),(g)	10,245	10,189
Series 2007-IQ15, Class B, 6.15%, 06/11/49 (c),(g),(f)	853,266	870,237
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g)	9,933,563	10,221,527
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(f)	1,761,000	1,340,456

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.28%, 08/15/34 (b),(g),(f),(h)	$12,780,816	$12,844,516
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 4.08%, 02/15/33 (c),(g),(f)	250,000	249,218
Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 4.28%, 11/15/34 (b),(g),(f)	2,196,444	2,174,480
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 4.72%, 04/15/32 (c),(g),(f)	1,741,000	1,757,391
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(f)	6,907,000	6,817,989
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 4.89%, 05/27/23 (c),(g),(f)	9,727,843	9,742,717
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (c),(f)	1,648,000	1,569,880
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (c),(f)	339,000	335,727
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (c),(f)	1,173,000	1,207,880
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (c),(f)	121,000	120,344
Sequoia Mortgage Trust,
Series 2019-3, Class B4, 4.13%, 09/25/49 (c),(g),(f)	356,000	324,519
Series RR Trust, 0.01%, 04/26/48 (c)	3,595,000	2,720,987
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (c),(g),(f)	295,000	294,411
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 5.03%, 01/15/35 (c),(g),(f)	4,158,000	4,181,264
STACR Trust, Series 2018-DNA2, Class M2B, 1 mo. USD LIBOR + 2.15%, 4.17%, 12/25/30 (b),(c),(g),(f)	2,555,000	2,520,385
Structured Agency Credit Risk,
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.82%, 03/25/28 (b),(c),(d),(g)	3,371,061	4,153,265

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.82%, 05/25/28 (b),(c),(g)	$5,130,000	$5,534,808
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.70%, 07/25/28 (b),(c),(g),(h)	13,168,252	14,593,979
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.37%, 09/25/28 (b),(c),(g)	4,205,000	4,662,083
UBS Commercial Mortgage Trust,
Series 2018-C9, Class D, 5.05%, 03/15/51 (c),(g),(f)	308,000	325,281
Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 5.85%, 02/15/32 (b),(c),(g),(f)	798,000	798,024
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.25%, 01/10/45 (b),(g),(f)	4,327,496	4,314,717
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class E, 5.28%, 10/15/44 (b),(g),(f)	1,976,581	1,804,421
Series 2006-C28, Class D, 5.72%, 10/15/48 (b),(g)	8,268,772	8,249,754
Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(g)	1,151,952	1,164,236
Waldorf Astoria Boca Raton Trust, Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 4.71%, 12/15/33 (b),(c),(g),(f)	5,000,000	4,992,895
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (c),(g),(f)	992,000	945,017
Series 2015-C26, Class D, 3.59%, 02/15/48 (c),(f),(h)	14,815,912	14,308,467
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(f)	6,903,000	6,182,216
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	3,546,000	3,246,264
Series 2015-LC20, Class E, 2.63%, 04/15/50 (c),(f)	1,312,000	1,026,518
Series 2015-LC20, Class D, 4.51%, 04/15/50 (b),(c),(g),(f)	3,000,000	3,050,862
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (b),(c),(g)	9,557,000	10,115,396
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (b),(c),(g),(f)	2,629,000	2,324,953

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C34, Class D, 5.20%, 06/15/49 (g),(f),(h)	$8,247,487	$7,926,990
Series 2016-C34, Class C, 5.20%, 06/15/49 (b),(g),(h)	7,139,495	7,824,658
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(f)	4,253,000	3,936,207
Series 2019-JWDR SEQ, Class D, 3.44%, 09/15/31 (c),(f)	1,324,000	1,310,818
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (c),(f)	1,978,000	1,958,056
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (c),(f)	2,291,000	2,277,050
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (c),(f)	2,067,000	2,054,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(c)	659,788	669,502
WFRBS Commercial Mortgage Trust,
Series 2013-C18, Class D, 4.85%, 12/15/46 (b),(c),(g),(f)	8,348,000	8,428,174
Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(f)	325,000	308,839
Series 2014-C22, Class D, 4.05%, 09/15/57 (c),(g),(f)	4,635,000	3,793,446
Series 2014-C24, Class C, 4.29%, 11/15/47 (b),(g)	4,788,729	4,850,049
Series 2014-C25, Class D, 3.80%, 11/15/47 (b),(g),(f)	2,228,834	2,075,176
Series 2014-LC14, Class D, 4.59%, 03/15/47 (g),(f),(h)	5,521,231	5,400,261

		904,626,748

Inverse Interest Only Collateralized Mortgage Obligations — 1.5%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.97%, 10/15/34 (c),(g),(f)	177,000	4,093
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.24%, 04/10/48 (c),(g),(h)	13,673,130	584,417
COMM Mortgage Trust,
Series 2014-CR18, Class D, 4.89%, 07/15/47 (c),(g),(f)	2,111,000	2,138,173
Series 2014-CR21, Class D, 4.08%, 12/10/47 (g),(f)	2,763,445	2,689,340
Series 2015-CR27, Class E, 3.25%, 10/10/48 (c),(f)	1,885,000	1,620,388

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.26%, 08/10/47 (b),(c),(g)	$17,199,582	$755,130
Series 2014-UBS5, Class XA, 1.04%, 09/10/47 (b),(c),(g)	3,132,613	112,401
Series 2015-CR23, Class XA, 1.08%, 05/10/48 (b),(c),(g)	11,961,537	416,477
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.92%, 06/15/57 (b),(c),(g)	38,147,861	1,314,461
Series 2015-C3, Class XA, 0.94%, 08/15/48 (c),(g)	116,813,360	3,614,673
DBJPM Mortgage Trust, Series 2016-SFC, Class XA, 0.59%, 08/10/36 (c),(g),(f)	22,046,396	690,118
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 5.08%, 11/19/35 (c),(g),(f)	1,613,000	1,622,047
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 5.55%, 11/19/35 (c),(g),(f)	2,202,000	2,215,723
Federal Home Loan Mortgage Corp.,
Series 2017-DNA2, Class M2AI, 2.50%, 10/25/29 (c)	1,381,500	82,734
Series 2017-DNA3, Class M2AI, 1.75%, 03/25/30 (c)	1,935,200	69,572
Series 2017-HQA1, Class M2AI, 2.50%, 08/25/29 (c)	5,602,000	205,196
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (b),(c)	8,680,485	294,781
Series 2018-DNA1, Class M2AI, 1.25%, 07/25/30 (c)	8,548,500	150,890
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (c)	3,719,600	71,212
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (c),(g)	23,536,206	555,784
Series 2019-ML05, Class XUS, 0.49%, 01/25/36 (c),(g)	20,769,172	945,454
Series K-1510, Class X3, 3.52%, 01/25/37 (c),(g)	5,140,000	1,806,967
Series K049, Class X3, 1.60%, 10/25/43 (c),(g)	2,177,000	169,231
Series K061, Class X1, 0.30%, 11/25/26 (c),(g)	17,992,798	229,642
Series K071, Class X1, 0.42%, 11/25/27 (c),(g)	89,479,569	1,931,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series K077, Class X3, 2.30%, 05/25/28 (c),(g)	$29,352,809	$4,684,356
Series K086, Class X3, 2.38%, 12/25/28 (c),(g)	13,743,594	2,339,545
Series K089, Class X3, 2.37%, 01/25/46 (c),(g)	7,963,000	1,417,223
Series K095, Class X3, 2.17%, 01/25/30 (c),(g)	9,297,000	1,544,343
Series K154, Class X1, 0.45%, 11/25/32 (c),(g)	33,165,874	1,044,493
Series K725, Class X1, 0.84%, 01/25/24 (c),(g)	143,643,289	3,869,750
Series KC04, Class X1, 1.41%, 12/25/26 (c),(g)	55,441,000	3,721,366
Series KG01, Class X3, 3.23%, 05/25/29 (c),(g)	9,477,000	2,299,793
Series KLU1, Class X3, 4.10%, 01/25/31 (c),(g)	19,600,937	4,115,962
Series KS11, Class XFX, 1.76%, 06/25/29 (c),(g)	74,842,000	9,241,266
Series KW08, Class X3, 3.29%, 10/25/31 (c),(g)	6,701,000	1,557,668
Series KW09, Class X1, 0.94%, 05/25/29 (c),(g)	21,319,000	1,340,944
Series KW09, Class X3, 3.11%, 06/25/29 (c),(g)	6,654,000	1,540,474
Federal National Mortgage Association,
3.50%, 10/01/49 (c),(t)	17,000,000	17,432,310
Series 2017-C01, Class 1X1, 2.30%, 07/25/29 (c)	14,911,786	573,448
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (c)	9,983,254	424,438
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (c)	3,100,276	159,689
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (c)	4,726,162	75,051
FREMF Mortgage Trust,
Series 2015-K719, Class B, 3.55%, 06/25/22 (c),(g),(f)	4,711,000	4,708,404
Series 2019-K95, Class C, 4.05%, 06/25/29 (c),(f)	1,882,000	1,906,861
Series 2019-K96, Class C, 3.94%, 07/25/29 (c),(g),(f)	3,697,000	3,721,515
Series 2019-K97, Class C, 3.76%, 08/25/29 (c),(f)	1,559,000	1,573,609

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class E, 4.54%, 02/10/46 (c),(g),(f)	$3,900,000	$3,665,204
Series 2018-GS10, Class E, 3.00%, 07/10/51 (c),(g),(f)	1,379,000	1,209,244
GS Mortgage Securities Trust,
1.23%, 07/10/52 (c),(g)	12,901,349	1,059,794
1.30%, 07/10/52 (c),(g),(f)	2,219,000	223,890
Series 2015-GC32, Class XA, 0.93%, 07/10/48 (c),(g),(h)	22,927,270	799,978
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.67%, 07/15/48 (c),(g)	46,993,526	1,240,253
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.23%, 04/15/48 (c),(g)	18,593,269	787,648
Series 2015-C23, Class XA, 0.80%, 07/15/50 (c),(g),(h)	54,540,226	1,311,965
Series 2015-C25, Class XA, 1.25%, 10/15/48 (c),(g)	35,557,975	1,750,306
Series 2016-C31, Class D, 3.00%, 11/15/49 (c),(g),(f)	2,354,000	1,951,214
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.84%, 08/15/49 (c),(g),(f)	3,200,500	2,494,259
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.28%, 10/10/36 (c),(g),(f)	22,467,000	201,821
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.23%, 12/15/47 (c),(g)	41,120,087	1,830,831
Series 2015-C29, Class XA, 0.81%, 06/15/48 (c),(g),(h)	117,951,565	3,595,871
Series 2016-C32, Class XA, 1.46%, 01/15/59 (c),(g)	37,284,766	2,319,821

		118,024,659

Total North America		1,936,860,032

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,963,182,675)		1,993,900,826

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.8%
North America — 1.8%
Interest Only Collateralized Mortgage Obligations — 0.7%
Government National Mortgage Association,
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 4.59%, 12/20/41 (b),(c),(g)	$5,209,312	$1,246,567
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 4.06%, 08/20/42 (b),(c),(g)	5,415,979	1,212,459
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 3.56%, 08/20/44 (b),(c),(g)	3,408,131	619,738
Series 2015-148, Class SL, 3.20%, 10/20/45 (b),(c),(g)	14,875,461	2,673,433
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.11%, 10/20/45 (b),(c),(g)	8,203,696	1,559,375
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.16%, 11/20/45 (b),(c),(g)	7,626,440	1,797,003
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 4.16%, 11/20/45 (b),(c),(g)	10,553,354	2,160,715
Series 2016-5, Class QS, 3.71%, 01/20/46 (b),(c),(g)	11,937,702	2,550,514
Series 2017-101, Class SL, 1 mo. USD LIBOR + 6.20%, 4.16%, 07/20/47 (b),(c),(g)	9,953,951	1,898,527
Series 2017-114, Class SP, 3.72%, 07/20/47 (b),(c),(g)	7,582,692	1,324,188
Series 2017-117, Class BS, 1 mo. USD LIBOR + 6.20%, 4.16%, 08/20/47 (b),(c),(g)	6,064,902	1,114,274
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 4.16%, 08/20/47 (b),(c),(g)	7,555,983	1,616,852
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 4.16%, 10/20/47 (b),(c),(g)	8,060,478	1,649,383
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 4.11%, 04/20/47 (b),(c),(g)	7,255,434	1,501,113

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.16%, 05/20/47 (b),(c),(g)	$7,404,416	$1,453,383
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 4.16%, 05/20/47 (b),(c),(g)	15,317,192	2,949,999
Series 2018-160, Class BS, 1 mo. USD LIBOR + 6.15%, 4.11%, 11/20/48 (b),(c),(g)	35,916,858	5,147,281
Series 2018-27, Class HS, 1 mo. USD LIBOR + 6.20%, 4.16%, 02/20/48 (b),(c),(g)	4,395,232	694,033
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 4.16%, 04/20/48 (b),(c),(g)	9,858,091	2,136,071
Series 2018-54, Class AS, 1 mo. USD LIBOR + 5.72%, 3.68%, 04/20/48 (b),(c),(g)	5,509,246	778,782
Series 2018-54, Class SA, 1 mo. USD LIBOR + 6.25%, 4.21%, 04/20/48 (b),(c),(g)	16,527,739	2,613,680
Series 2018-64, Class SG, 1 mo. USD LIBOR + 6.20%, 4.16%, 05/20/48 (b),(c),(g)	5,382,432	879,484
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 4.11%, 05/20/48 (b),(c),(g)	8,482,545	1,397,380
Series 2018-78, Class AS, 1 mo. USD LIBOR + 6.20%, 4.16%, 06/20/48 (b),(c),(g)	16,214,627	2,524,131
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 4.16%, 07/20/48 (b),(c),(g)	7,621,767	1,199,910
Series 2019-92, Class SE, 1 mo. USD LIBOR + 6.10%, 4.06%, 07/20/49 (c),(g)	49,003,500	6,098,290

		50,796,565

Inverse Interest Only Collateralized Mortgage Obligations — 1.1%
FREMF Mortgage Trust,
Series 2017-KF34, Class B, 1 mo. USD LIBOR + 2.70%, 4.79%, 08/25/24 (b),(g),(f)	3,132,574	3,185,702
Series 2019-KC03, Class B, 4.51%, 01/25/26 (c),(g),(f)	3,576,000	3,728,635

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association,
3.98%, 09/20/49 (c),(g)	$115,000,000	$24,865,875
4.06%, 07/20/49 (c),(g)	73,899,975	8,708,225
4.50%, 10/01/49 (c),(t)	47,150,000	49,295,702
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (c),(g),(f)	10,703,000	488,785

		90,272,924

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $140,582,672)		141,069,489

U.S. TREASURY OBLIGATIONS — 6.1%
North America — 6.1%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(c),(h)	32,109,600	32,061,540
0.38%, 07/15/27 (b),(c),(h)	10,750,200	10,930,973
0.50%, 01/15/28 (b),(c),(h)	36,143,475	37,018,126
0.63%, 01/15/26 (b),(c),(h)	9,987,502	10,246,634
0.75%, 07/15/28 (b),(c),(h)	13,286,910	13,967,368
0.88%, 01/15/29 (b),(c),(h)	18,492,292	19,654,532
U.S. Treasury Notes,
1.38%, 02/15/20 (b)	8,400,000	8,382,281
1.38%, 09/30/20 (b)	210,000,000	209,089,453
2.50%, 06/30/20 (b)	12,493,000	12,550,585
2.63%, 07/31/20 - 08/15/20 (b)	14,009,600	14,100,439
3.63%, 02/15/20 (b)	125,000,000	125,771,485

Total North America		493,773,416

TOTAL U.S. TREASURY OBLIGATIONS (COST $488,895,578)		493,773,416

MUNICIPALS — 0.3%
North America — 0.3%
California Housing Finance, Rev., Series 2019 X, 0.30%, 01/15/35 (c),(g)	$15,515,000	380,428
Puerto Rico,
GO, Series 2012 A, 5.00%, 07/01/41 (b),(i)	5,505,000	3,475,031
GO, Series 2012 A, 5.50%, 07/01/39 (b),(i)	3,740,000	2,449,700
GO, Series 2014 A, 8.00%, 07/01/35 (b),(i)	32,250,000	19,390,313

Total North America		25,695,472

TOTAL MUNICIPALS (COST $21,514,852)		25,695,472

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS — 1.3%
Invesco Emerging Markets Sovereign Debt ETF (b),(c)	36,962	$1,077,442
iShares Core MSCI Emerging Markets ETF (b),(c)	300,363	14,723,794
SPDR Dow Jones International Real Estate ETF (b),(c)	434,312	17,164,010
Vanguard Emerging Markets Government Bond ETF (b),(c)	10,275	828,165
Vanguard FTSE Emerging Markets ETF (b),(c)	398,144	16,029,278
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	444,216	26,026,616
Vanguard Real Estate ETF (b),(c)	342,721	31,958,733

TOTAL EXCHANGE-TRADED FUNDS (COST $104,381,653)		107,808,038

WARRANTS — 0.0%
ARYA Sciences Acquisition Corp. (a),(c),(d)	108,600	150,954
Bespoke Capital Acquisition Corp. (a),(c),(d)	375,000	285,000
Gores Holdings, Inc. (a),(c),(d)	70,667	106,001
Gores Metropoulos, Inc., A Shares (a),(c),(d)	132,130	141,379
GS Acquisition Holdings Corp. (a),(c),(d)	239,600	325,856
Hennessy Capital Acquisition Corp. (a),(c),(d)	60,000	46,200
SC Health Corp. (a),(c),(d)	212,780	255,336
Subversive Capital Acquisition Corp. (a),(c),(d)	750,000	585,000
Trine Acquisition Corp. (a),(c),(d)	80,000	63,200

TOTAL WARRANTS (COST $1,283,313)		1,958,926

INVESTMENTS IN INVESTEE FUNDS — 7.5%
Europe — 0.9%
GCM Equity Master Fund LP (cost $ 68,116,416) (a),(d),(l)	1	70,919,888

Total Europe		70,919,888

North America — 6.6%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 102,850,000) (a),(d),(l)	2	113,311,141
EJF Debt Opportunities Offshore Fund, Ltd. (cost $ 250,000,000) (a),(d),(l)	2,500,000	258,675,000
GCM Equity Partners LP (cost $ 10,737,133) (a),(d),(l)	1	16,167,384
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (a),(d),(l)	125,000	141,962,500

Total North America		530,116,025

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $556,703,549)		601,035,913

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.1%
Exchange-Traded Call Options — 0.1%
Akzo Nobel NV	84.00	EUR	11/15/19	104	850,616	$20,523	$11,676	$(8,847)
Atos SE	72.00	EUR	10/18/19	104	672,672	24,182	453	(23,729)
Atos SE	90.74	EUR	12/20/19	104	672,672	26,709	227	(26,482)
Atos SE	80.00	EUR	12/20/19	104	672,672	34,403	2,380	(32,023)
Atos SE	75.62	EUR	12/20/19	104	672,672	29,112	6,121	(22,991)
Atos SE	68.06	EUR	12/20/19	104	672,672	27,071	23,691	(3,380)
AXA SA	23.00	EUR	10/18/19	518	1,213,674	17,423	36,134	18,711
AXA SA	24.00	EUR	11/15/19	777	1,820,511	16,725	27,947	11,222
AXA SA	24.00	EUR	12/20/19	777	1,820,511	34,756	44,038	9,282
BNP Paribas SA	40.00	EUR	10/18/19	394	1,759,998	65,100	204,843	139,743
BNP Paribas SA	46.00	EUR	11/15/19	311	1,389,237	36,285	35,253	(1,032)
Capgemini SA	116.00	EUR	11/15/19	104	1,124,240	36,883	17,570	(19,313)
Cie De Saint-Gobain	36.00	EUR	12/20/19	414	1,490,400	29,430	77,613	48,183
Cie De Saint-Gobain	38.00	EUR	12/20/19	311	1,119,600	25,587	33,898	8,311
Continental AG	120.00	EUR	10/18/19	104	1,224,080	41,973	21,537	(20,436)
Engie SA	14.00	EUR	12/20/19	1,036	1,551,928	49,308	137,761	88,453
Engie SA	15.00	EUR	12/20/19	1,036	1,551,928	27,997	48,555	20,558
Essilorluxottica SA	120.00	EUR	12/20/19	52	687,700	27,446	76,061	48,615
Essilorluxottica SA	130.00	EUR	12/20/19	52	687,700	14,751	34,177	19,426
Essilorluxottica SA	140.00	EUR	12/20/19	52	687,700	24,891	10,259	(14,632)
Euro Stoxx 50	3,450.00	EUR	10/18/19	52	2,023,721	32,820	74,191	41,371
Euro Stoxx 50	3,600.00	EUR	10/18/19	184	7,160,859	82,606	45,325	(37,281)
Euro Stoxx 50	3,350.00	EUR	11/15/19	351	13,660,117	308,031	891,012	582,981
Euro Stoxx 50	3,550.00	EUR	11/15/19	41	1,595,626	19,206	33,784	14,578
Euro Stoxx 50	3,650.00	EUR	12/20/19	340	13,232,023	165,237	176,768	11,531
Euro Stoxx 50	3,050.00	EUR	12/18/20	293	11,402,890	598,206	1,598,374	1,000,168
FTSE 100 Index	7,300.00	GBP	10/18/19	40	3,641,876	53,079	76,970	23,891
ING Groep NV	8.50	EUR	10/18/19	2,072	1,989,949	84,668	255,197	170,529
Koninklijke DSM NV	115.00	EUR	12/20/19	104	1,148,160	45,168	33,326	(11,842)
Koninklijke Philips NV	44.00	EUR	12/20/19	197	837,250	24,087	24,263	176
Orange SA	14.00	EUR	10/18/19	1,036	1,491,322	21,345	53,072	31,727
Prudential PLC	15.50	GBP	10/18/19	30	442,500	17,521	4,887	(12,634)
Prudential PLC	14.50	GBP	10/18/19	52	767,000	35,946	35,005	(941)
Publicis Groupe SA	44.00	EUR	12/20/19	311	1,403,232	59,142	98,303	39,161
Publicis Groupe SA	46.00	EUR	12/20/19	311	1,403,232	59,772	63,727	3,955
Renault SA	56.00	EUR	10/18/19	207	1,090,062	30,526	9,025	(21,501)
S&P 500 Index	2,000.00	USD	10/18/19	1	297,674	99,468	98,345	(1,123)
Sanofi	80.00	EUR	12/20/19	104	884,624	17,640	72,434	54,794
Sanofi	88.00	EUR	12/20/19	104	884,624	19,204	20,517	1,313
SAP SE	112.00	EUR	10/18/19	104	1,121,952	13,517	6,348	(7,169)
SAP SE	116.00	EUR	11/15/19	104	1,121,952	21,328	14,623	(6,705)
Siemens AG	92.00	EUR	11/15/19	104	1,021,800	28,383	82,069	53,686
Siemens AG	95.00	EUR	12/20/19	104	1,021,800	30,112	55,997	25,885
Siemens AG	98.00	EUR	12/20/19	138	1,355,850	25,912	57,458	31,546
Siemens AG	95.00	EUR	01/17/20	104	1,021,800	29,544	28,892	(652)
Societe Generale SA	26.00	EUR	11/15/19	311	781,854	36,971	23,728	(13,243)
Telefonica SA	6.67	EUR	10/18/19	1,554	1,087,955	16,745	59,282	42,537
Thales SA	110.00	EUR	11/15/19	52	548,600	15,469	7,935	(7,534)

						$2,602,208	$4,851,051	$2,248,843

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Put Options — 0.0%
AXA SA	21.00	EUR	10/18/19	518	1,213,674	$27,580	$1,694	$(25,886)
Celgene Corp.	80.00	USD	01/17/20	197	1,956,210	32,128	13,790	(18,338)
Euro Stoxx 50	3,200.00	EUR	10/18/19	37	1,439,955	33,918	927	(32,991)
Euro Stoxx 50	3,425.00	EUR	12/20/19	62	2,412,898	99,209	38,857	(60,352)
Euro Stoxx 50	3,050.00	EUR	12/18/20	293	11,402,890	1,142,483	393,446	(749,037)
Koninklijke DSM NV	110.00	EUR	10/18/19	104	1,148,160	19,662	19,610	(52)
NASDAQ 100 Stock	7,450.00	USD	10/18/19	2	1,549,890	37,942	9,060	(28,882)
Omnicrom Group	77.50	USD	10/18/19	197	1,542,510	59,747	29,550	(30,197)
S&P 500 Index	3,000.00	USD	10/18/19	1	297,674	4,538	4,600	62

						$1,457,207	$511,534	$(945,673)

Total Purchased Options Outstanding						$4,059,415	$5,362,585	$1,303,170

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUNDS — 0.0%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, 1.85%, Institutional Class (c),(g),(r)	1,748,740	$1,748,740

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUNDS (COST $1,748,740)		1,748,740

TOTAL INVESTMENTS IN SECURITIES — 105.2% (COST $8,374,901,546)		8,461,221,387

TOTAL SECURITIES SOLD SHORT — (22.1)% (PROCEEDS $1,804,115,053)		(1,778,835,263)

Other Assets (m) — 16.9%		1,363,276,163

Net Assets — 100.0%		$8,045,662,287

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value

SECURITIES SOLD SHORT — (22.1)%
COMMON STOCK — (19.9)%
Africa — (0.0)%
Chemicals — (0.0)%
Sasol Ltd., ADR	5,900	$(100,358)

Metals & Mining — (0.0)%
AngloGold Ashanti Ltd., ADR	15,800	(288,666)
Platinum Group Metals Ltd.	1,600	(2,352)

		(291,018)

Total Africa		(391,376)

Asia — (1.0)%
Automotive — (0.0)%
Honda Motor Co. Ltd., ADR	34,600	(902,368)
Kandi Technologies Group, Inc.	500	(2,330)
NIO, Inc., ADR	688,200	(1,073,592)
Niu Technologies, ADR	1,100	(9,284)
Tata Motors Ltd., ADR	27,400	(229,886)
Toyota Motor Corp., ADR	6,400	(860,736)

		(3,078,196)

Banking — (0.1)%
HDFC Bank Ltd., ADR	27,900	(1,591,695)
ICICI Bank Ltd., ADR	308,400	(3,756,312)
KB Financial Group, Inc., ADR	7,700	(275,044)
Mitsubishi UFJ Financial Group, Inc., ADR	54,500	(276,860)
Mizuho Financial Group, Inc., ADR	23,200	(71,224)
Shinhan Financial Group Co. Ltd., ADR	3,900	(136,461)
Sumitomo Mitsui Financial Group, Inc., ADR	78,500	(536,940)

		(6,644,536)

Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	7,200	(824,184)
Dr Reddy’s Laboratories Ltd., ADR	7,500	(284,175)
Takeda Pharmaceutical Co. Ltd., ADR	87,791	(1,510,005)
Zai Lab Ltd., ADR	1,000	(32,350)

		(2,650,714)

Consumer Products — (0.0)%
Luckin Coffee, Inc., ADR	6,300	(119,700)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	3,600	(34,812)
OneSmart International Education Group Ltd., ADR	3,200	(23,648)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Puxin Ltd., ADR	100	$(797)
RISE Education Cayman Ltd., ADR	1,799	(15,058)
TAL Education Group, ADR (c)	186,076	(6,371,242)

		(6,445,557)

Design, Manufacturing & Distribution — (0.0)%
Fabrinet	200	(10,460)

Gaming, Lodging & Restaurants — (0.0)%
Huazhu Group Ltd., ADR	40,600	(1,340,612)

Hardware — (0.1)%
Canon, Inc., ADR	16,200	(432,540)
Huami Corp., ADR	1,200	(12,000)
LG Display Co. Ltd., ADR	3,900	(23,205)
Sony Corp., ADR	65,000	(3,843,450)

		(4,311,195)

Industrial Services — (0.0)%
Textainer Group Holdings Ltd.	500	(4,955)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	1,600	(2,304)
Nomura Holdings, Inc., ADR	16,900	(71,825)

		(74,129)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	5,900	(67,968)
Fanhua, Inc., ADR	5,100	(135,813)

		(203,781)

Iron & Steel — (0.0)%
POSCO, ADR	600	(28,296)

Media — (0.3)%
51job, Inc., ADR (c)	8,167	(604,358)
58.com, Inc., ADR (c)	28,105	(1,385,857)
Autohome, Inc., ADR (c)	15,129	(1,257,674)
Ctrip.com International Ltd., ADR (c)	261,396	(7,656,289)
Fang Holdings Ltd., ADR	10,900	(24,198)
iQIYI, Inc., ADR (c)	330,466	(5,330,417)
LINE Corp., ADR	3,900	(140,166)
MakeMyTrip Ltd.	12,100	(274,549)
SINA Corp. (c)	13,833	(542,115)
So-Young International, Inc., ADR	1,600	(14,768)
Sogou, Inc., ADR	4,800	(23,712)
Tencent Music Entertainment Group, ADR	50,100	(639,777)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Uxin Ltd., ADR	13,500	$(33,075)
Weibo Corp., ADR (c)	14,819	(663,150)
Xunlei Ltd., ADR	3,500	(8,015)
Yatra Online, Inc.	2,700	(11,124)
YY, Inc., ADR (c)	13,614	(765,515)

		(19,374,759)

Metals & Mining — (0.0)%
Vedanta Ltd., ADR	4,200	(36,456)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	3,000	(456,750)
Recon Technology Ltd.	300	(214)

		(456,964)

Real Estate — (0.0)%
Nam Tai Property, Inc.	100	(900)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd., ADR	10,627	(169,501)

Retail—Discretionary — (0.3)%
Alibaba Group Holding Ltd., ADR (c)	22,459	(3,755,819)
JD.com, Inc., ADR	405,100	(11,427,871)
Jumei International Holding Ltd., ADR	2,800	(5,936)
Meituan Dianping, Class B (c)	400,200	(4,087,393)
Pinduoduo, Inc., ADR	4,500	(144,990)
Renren, Inc., ADR	2,440	(1,976)
Ruhnn Holding Ltd., ADR	1,800	(13,104)
Vipshop Holdings Ltd., ADR (c)	91,420	(815,466)

		(20,252,555)

Semiconductors — (0.0)%
ASE Technology Holding Co. Ltd., ADR	1,800	(8,028)
Himax Technologies, Inc., ADR	85,700	(194,539)

		(202,567)

Software — (0.1)%
Aurora Mobile Ltd., ADR	400	(1,596)
Bilibili, Inc., ADR (c)	203,993	(2,880,381)
CooTek Cayman, Inc., ADR	600	(2,940)
Gridsum Holding, Inc., ADR	2,500	(4,250)
HUYA, Inc., ADR (c)	13,209	(312,261)
Link Motion, Inc., ADR	11,000	0
Momo, Inc., ADR (c)	97,278	(3,013,672)
NetEase, Inc., ADR (c)	13,387	(3,563,352)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Taoping, Inc.	300	$(165)

		(9,778,617)

Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	1,983	(1,031)
Jianpu Technology, Inc., ADR	400	(1,000)
Qudian, Inc., ADR (c)	44,895	(309,327)

		(311,358)

Technology Services — (0.0)%
Baozun, Inc., ADR	48,200	(2,058,140)
Wipro Ltd., ADR	26,066	(95,141)

		(2,153,281)

Telecommunications — (0.0)%
China Unicom Hong Kong Ltd., ADR	3,300	(34,617)
Chunghwa Telecom Co. Ltd., ADR	3,000	(107,070)
GDS Holdings Ltd., ADR	8,000	(320,640)
KT Corp., ADR	23,000	(260,130)
PT Telekomunikasi Indonesia Persero Tbk, ADR	11,000	(331,210)
SK Telecom Co. Ltd., ADR	17,100	(379,620)

		(1,433,287)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	45,600	(240,768)
Seaspan Corp.	27,078	(287,839)
ZTO Express Cayman, Inc., ADR	38,700	(825,471)

		(1,354,078)

Utilities — (0.0)%
Huaneng Power International, Inc., ADR	780	(14,859)
Korea Electric Power Corp., ADR	10,900	(118,156)

		(133,015)

Total Asia		(80,569,469)

Europe — (1.3)%
Asset Management — (0.0)%
Janus Henderson Group PLC	17,300	(388,558)
UBS Group AG	124,800	(1,411,488)

		(1,800,046)

Automotive — (0.0)%
Autoliv, Inc.	4,100	(323,408)
Ferrari NV	1,100	(169,499)
Garrett Motion, Inc.	19,300	(192,228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Veoneer, Inc.	13,100	$(196,369)

		(881,504)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	79,100	(411,320)
Banco Santander SA, ADR	499,643	(2,008,565)
Barclays PLC, ADR	148,381	(1,089,117)
Deutsche Bank AG	121,700	(912,750)
HSBC Holdings PLC, ADR	9,626	(368,387)
ING Groep NV, ADR	61,900	(646,855)
Lloyds Banking Group PLC, ADR	45,900	(121,176)
Royal Bank of Scotland Group PLC, ADR	35,900	(183,090)

		(5,741,260)

Biotechnology & Pharmaceuticals — (0.5)%
AC Immune SA	1,213	(6,004)
Affimed NV	3,300	(9,702)
Amarin Corp. PLC, ADR	118,400	(1,794,944)
AstraZeneca PLC, ADR	6,900	(307,533)
Auris Medical Holding Ltd.	58	(160)
Bayer AG (c)	80,304	(5,657,661)
Cellectis SA, ADR	200	(2,080)
CRISPR Therapeutics AG	1,200	(49,188)
GENMAB A/S, ADR	200	(4,052)
MorphoSys AG, ADR	800	(21,976)
Novartis AG, ADR	94,200	(8,185,980)
Novo Nordisk A/S, B Shares (c)	131,130	(6,776,294)
ProQR Therapeutics NV	300	(1,728)
Roche Holding AG (c)	56,854	(16,553,864)

		(39,371,166)

Chemicals — (0.2)%
Linde PLC	57,000	(11,042,040)

Construction Materials — (0.0)%
CRH PLC, ADR	12,200	(419,192)

Consumer Products — (0.2)%
Anheuser-Busch InBev NV, ADR	48,100	(4,576,715)
British American Tobacco PLC, ADR	71,400	(2,634,660)
Coca-Cola European Partners PLC	35,000	(1,940,750)
Diageo PLC, ADR	1,300	(212,576)
Unilever NV	19,400	(1,164,582)
Unilever PLC, ADR	27,500	(1,652,750)

		(12,182,033)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — (0.0)%
ABB Ltd., ADR	43,500	$(855,645)

Forest & Paper Products — (0.0)%
Mercer International, Inc.	3,700	(46,398)

Gaming, Lodging & Restaurants — (0.0)%
InterContinental Hotels Group PLC, ADR	5,400	(336,366)

Hardware — (0.0)%
Logitech International SA	4,600	(187,404)
Nokia OYJ, ADR	274,300	(1,387,958)
Telefonaktiebolaget LM Ericsson, ADR	7,500	(59,850)

		(1,635,212)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	102,549	(1,252,123)

Insurance — (0.0)%
Prudential PLC, ADR	8,200	(298,398)

Iron & Steel — (0.0)%
ArcelorMittal	1,997	(28,437)
Ternium SA, ADR	6,000	(115,140)

		(143,577)

Machinery — (0.0)%
CNH Industrial NV	19,400	(196,910)

Media — (0.1)%
Liberty Global PLC, A Shares	101,000	(2,499,750)
Pearson PLC, ADR	10,300	(93,112)
WPP PLC, ADR	6,700	(419,353)

		(3,012,215)

Medical Equipment & Devices — (0.0)%
Alcon, Inc.	18,300	(1,066,707)
Koninklijke Philips NV	23,900	(1,102,507)
Smith & Nephew PLC, ADR	2,100	(101,073)

		(2,270,287)

Metals & Mining — (0.0)%
Ferroglobe PLC (d)	400	0

Oil, Gas & Coal — (0.1)%
Royal Dutch Shell PLC, ADR	109,800	(6,461,730)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	25	$(1,660)

Retail—Discretionary — (0.0)%
Farfetch Ltd., Class A	56,600	(489,024)
Jumia Technologies AG, ADR	16,200	(128,466)

		(617,490)

Semiconductors — (0.1)%
ASML Holding NV	23,400	(5,813,028)
NXP Semiconductors NV	34,168	(3,728,412)

		(9,541,440)

Software — (0.0)%
Materialise NV, ADR	600	(11,088)
SAP SE, ADR	19,900	(2,345,613)

		(2,356,701)

Specialty Finance — (0.0)%
AerCap Holdings NV	37,500	(2,053,125)
Fly Leasing Ltd., ADR	100	(2,051)

		(2,055,176)

Technology Services — (0.0)%
RELX PLC, ADR	13,900	(329,708)

Telecommunications — (0.0)%
Telefonica SA, ADR	31,100	(236,360)
Vodafone Group PLC, ADR	23,100	(459,921)

		(696,281)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	2,200	(14,718)
Costamare, Inc.	2,500	(15,175)
Diana Shipping, Inc.	1,100	(3,718)
DryShips, Inc.	16,910	(88,439)
Euronav SA	19,008	(174,874)
Frontline Ltd.	3,240	(29,484)
GasLog Ltd.	2,700	(34,695)
GasLog Partners LP	4,000	(75,920)
Globus Maritime Ltd.	43	(88)
Golden Ocean Group Ltd.	1,380	(8,032)
Hermitage Offshore Services Ltd.	482	(554)
Navios Maritime Acquisition Corp.	6	(40)
Navios Maritime Holdings, Inc.	1,670	(8,033)
Performance Shipping, Inc.	2,100	(1,938)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Scorpio Tankers, Inc.	27,390	$(815,126)
Star Bulk Carriers Corp.	24,600	(247,722)
Tsakos Energy Navigation Ltd.	3,900	(11,505)

		(1,530,061)

Utilities — (0.0)%
National Grid PLC, ADR	15,000	(811,950)

Total Europe		(105,886,569)

Middle East — (0.0)%
Aerospace & Defense — (0.0)%
Ability, Inc.	981	(569)
Elbit Systems Ltd.	100	(16,477)

		(17,046)

Biotechnology & Pharmaceuticals — (0.0)%
Foamix Pharmaceuticals Ltd.	1,400	(4,256)
Teva Pharmaceutical Industries Ltd., ADR	118,200	(813,216)
Vascular Biogenics Ltd.	1,600	(2,160)

		(819,632)

Hardware — (0.0)%
Kornit Digital Ltd.	6,500	(200,070)
SuperCom Ltd.	200	(156)

		(200,226)

Media — (0.0)%
Wix.com Ltd.	400	(46,696)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,624	(17,209)

Software — (0.0)%
Nice Ltd., ADR	800	(115,040)
Tufin Software Technologies Ltd.	4,700	(77,362)

		(192,402)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	2,100	(12,138)

Total Middle East		(1,305,349)

North America — (17.3)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.	7,600	(407,056)
American Outdoor Brands Corp.	700	(4,095)
Arconic, Inc.	5,495	(142,870)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Axon Enterprise, Inc.	20,700	$(1,175,346)
Barnes Group, Inc.	100	(5,154)
Huntington Ingalls Industries, Inc.	2,400	(508,296)
Moog, Inc., Class A	100	(8,112)
Spirit AeroSystems Holdings, Inc., Class A	500	(41,120)
Sturm Ruger & Co., Inc.	1,600	(66,816)
Teledyne Technologies, Inc.	100	(32,199)
Textron, Inc.	29,100	(1,424,736)
TransDigm Group, Inc.	6,100	(3,176,087)
Triumph Group, Inc.	18,800	(430,144)

		(7,422,031)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	28,800	(1,266,336)
Capri Holdings Ltd.	69,900	(2,317,884)
Carter’s, Inc.	6,700	(611,107)
Crocs, Inc.	2,200	(61,072)
Deckers Outdoor Corp.	1,300	(191,568)
Fossil Group, Inc.	45,400	(567,954)
Gildan Activewear, Inc.	21,900	(777,450)
Hanesbrands, Inc.	27,700	(424,364)
Iconix Brand Group, Inc.	2,610	(4,646)
Lakeland Industries, Inc.	600	(7,296)
Levi Strauss & Co., Class A	22,900	(436,016)
Movado Group, Inc.	300	(7,458)
Oxford Industries, Inc.	1,300	(93,210)
PVH Corp.	28,800	(2,541,024)
Ralph Lauren Corp.	18,700	(1,785,289)
Sequential Brands Group, Inc.	5,100	(1,132)
Steven Madden Ltd.	27,450	(982,436)
Under Armour, Inc., Class A	62,400	(1,244,256)
Wolverine World Wide, Inc.	11,400	(322,164)

		(13,642,662)

Asset Management — (0.1)%
Affiliated Managers Group, Inc.	3,700	(308,395)
Altus Midstream Co., A Shares	2,900	(8,207)
Artisan Partners Asset Management, Inc., Class A	7,500	(211,800)
Barings BDC, Inc.	7,900	(80,185)
Brookfield Asset Management, Inc., Class A	37,550	(1,993,530)
Columbia Financial, Inc.	4,000	(63,160)
E*TRADE Financial Corp.	7,200	(314,568)
Federated Investors, Inc., Class B	23,700	(768,117)
Focus Financial Partners, Inc., Class A	1,200	(28,560)
Franklin Resources, Inc.	54,700	(1,578,642)
FS Investment Corp.	20,100	(117,183)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Golub Capital BDC, Inc.	200	$(3,768)
Invesco Ltd.	63,400	(1,073,996)
Kennedy-Wilson Holdings, Inc.	15,600	(341,952)
Legg Mason, Inc.	500	(19,095)
LPL Financial Holdings, Inc.	3,300	(270,270)
Main Street Capital Corp.	9,906	(428,038)
Medley Capital Corp.	7,200	(18,648)
Owl Rock Capital Corp.	700	(11,039)
Raymond James Financial, Inc.	500	(41,230)
Stifel Financial Corp.	7,800	(447,564)
Virtus Investment Partners, Inc.	100	(11,057)
Waddell & Reed Financial, Inc., Class A	14,500	(249,110)

		(8,388,114)

Automotive — (0.5)%
American Axle & Manufacturing Holdings, Inc.	57,300	(471,006)
Aptiv plc	11,900	(1,040,298)
BorgWarner, Inc.	25,900	(950,012)
Cooper Tire & Rubber Co.	14,300	(373,516)
Dorman Products, Inc.	5,800	(461,332)
ElectraMeccanica Vehicles Corp.	1,523	(3,107)
Ford Motor Co.	2,065,000	(18,915,400)
Goodyear Tire & Rubber Co.	90,100	(1,297,890)
Harley-Davidson, Inc.	70,700	(2,543,079)
ITT, Inc.	2,000	(122,380)
Lear Corp.	2,200	(259,380)
Motorcar Parts of America, Inc.	2,700	(45,630)
Stoneridge, Inc.	100	(3,097)
Tesla Motors, Inc.	64,055	(15,428,928)
Visteon Corp.	100	(8,254)
Westport Fuel Systems, Inc.	20,000	(54,400)

		(41,977,709)

Banking — (0.4)%
Ameris Bancorp	2,299	(92,512)
Atlantic Union Bankshares Corp.	6,950	(258,853)
Axos Financial, Inc.	2,900	(80,185)
Banc of California, Inc.	16,500	(233,310)
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,400	(27,916)
BancorpSouth Bank	200	(5,922)
Bank of America Corp.	139,900	(4,080,883)
Bank of Hawaii Corp.	1,400	(120,302)
BankUnited, Inc.	2,400	(80,688)
Banner Corp.	300	(16,851)
Berkshire Hills Bancorp, Inc.	6,600	(193,314)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
BOK Financial Corp.	1,800	$(142,470)
Brookline Bancorp, Inc.	300	(4,419)
Cadence BanCorp	460	(8,068)
Cathay General Bancorp	1,300	(45,156)
CenterState Bank Corp.	7,112	(170,581)
CIT Group, Inc.	9,100	(412,321)
Citigroup, Inc.	228,200	(15,764,056)
City Holding Co.	100	(7,625)
Columbia Banking System, Inc.	5,200	(191,880)
Commerce Bancshares, Inc.	500	(30,325)
Community Bank System, Inc.	2,400	(148,056)
Cullen/Frost Bankers, Inc.	900	(79,695)
Customers Bancorp, Inc.	7,100	(147,254)
CVB Financial Corp.	4,500	(93,915)
Dime Community Bancshares, Inc.	200	(4,282)
Eagle Bancorp, Inc.	2,900	(129,398)
FB Financial Corp.	800	(30,040)
First Commonwealth Financial Corp.	100	(1,328)
First Financial Bancorp	4,800	(117,480)
First Foundation, Inc.	400	(6,110)
First Hawaiian, Inc.	200	(5,340)
First Merchants Corp.	500	(18,817)
First Republic Bank	49,400	(4,776,980)
FNB Corp.	61,355	(707,423)
Glacier Bancorp, Inc.	3,300	(133,518)
Hancock Whitney Corp.	700	(26,807)
Hanmi Financial Corp.	100	(1,878)
Harborone Bancorp, Inc.	2,872	(28,907)
Home BancShares, Inc.	5,285	(99,332)
HomeStreet, Inc.	3,700	(101,084)
Hope Bancorp, Inc.	7,300	(104,682)
Huntington Bancshares, Inc.	400	(5,708)
Independent Bank Corp.	600	(44,790)
Independent Bank Group, Inc.	2,100	(110,481)
Investors Bancorp, Inc.	14,100	(160,176)
Kearny Financial Corp.	318	(4,147)
KeyCorp	3,200	(57,088)
LegacyTexas Financial Group, Inc.	4,600	(200,238)
M&T Bank Corp.	300	(47,391)
Meta Financial Group, Inc.	1,000	(32,610)
National Bank Holdings Corp., Class A	800	(27,352)
New York Community Bancorp, Inc.	2,200	(27,610)
Old National Bancorp	4,309	(74,136)
Pacific Premier Bancorp, Inc.	500	(15,595)
PacWest Bancorp	3,400	(123,556)
People’s United Financial, Inc.	1,700	(26,579)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	17,500	$(993,125)
Prosperity Bancshares, Inc.	7,100	(501,473)
Seacoast Banking Corp. of Florida	100	(2,531)
South State Corp.	2,000	(150,600)
Southern National Bancorp of Virginia, Inc.	600	(9,234)
Southside Bancshares, Inc.	600	(20,466)
Sterling Bancorp	85,808	(1,721,308)
Texas Capital Bancshares, Inc.	1,200	(65,580)
TFS Financial Corp.	6,352	(114,463)
Towne Bank	900	(25,024)
Triumph Bancorp, Inc.	5,500	(175,395)
Trustmark Corp.	8,900	(303,579)
United Bankshares, Inc.	7,403	(280,352)
United Community Banks, Inc.	6,200	(175,770)
Valley National Bancorp	200	(2,174)
Veritex Holdings, Inc.	10,600	(257,209)
Washington Federal, Inc.	12,200	(451,278)

		(34,936,981)

Biotechnology & Pharmaceuticals — (1.6)%
Abeona Therapeutics, Inc.	2,000	(4,520)
ACADIA Pharmaceuticals, Inc.	33,300	(1,198,467)
Achieve Life Sciences, Inc.	509	(868)
Actinium Pharmaceuticals, Inc.	21,300	(4,899)
Adamas Pharmaceuticals, Inc.	17,900	(91,559)
Adamis Pharmaceuticals Corp.	23,500	(16,556)
ADMA Biologics, Inc.	300	(1,335)
Advaxis, Inc.	13	(3)
Adverum Biotechnologies, Inc.	12,100	(65,945)
Aerie Pharmaceuticals, Inc.	17,000	(326,740)
Aeterna Zentaris, Inc.	4,224	(4,393)
Agenus, Inc.	25,800	(66,564)
Agile Therapeutics, Inc.	2,800	(3,318)
Aimmune Therapeutics, Inc.	11,800	(247,092)
Akcea Therapeutics, Inc.	9,500	(146,205)
Akebia Therapeutics, Inc.	22,505	(88,220)
Alder Biopharmaceuticals, Inc.	18,300	(345,138)
Aldeyra Therapeutics, Inc.	200	(1,054)
Alector, Inc.	3,400	(49,028)
Alimera Sciences, Inc.	5,000	(2,831)
Allakos, Inc.	2,000	(157,260)
Allergan PLC	1,370	(230,557)
Allogene Therapeutics, Inc.	13,400	(365,217)
Alnylam Pharmaceuticals, Inc.	5,000	(402,100)
Alpine Immune Sciences, Inc.	250	(980)
Amgen, Inc. (c)	73,500	(14,222,985)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Amicus Therapeutics, Inc.	52,600	$(421,852)
Ampio Pharmaceuticals, Inc.	21,712	(10,880)
Anavex Life Sciences Corp.	16,900	(53,404)
ANI Pharmaceuticals, Inc.	3,000	(218,640)
Anixa Biosciencies, Inc.	2,862	(11,448)
Arena Pharmaceuticals, Inc.	18,930	(866,426)
Arrowhead Pharmaceuticals, Inc.	300	(8,454)
Assertio Therapeutics, Inc.	16,900	(21,632)
Athenex, Inc.	590	(7,177)
Atossa Genetics, Inc.	6,200	(12,152)
Aurinia Pharmaceuticals, Inc.	27,500	(146,850)
AVEO Pharmaceuticals, Inc.	75,900	(64,098)
Avid Bioservices, Inc.	3,357	(17,792)
Axovant Gene Therapies Ltd.	5,162	(33,347)
Axsome Therapeutics, Inc.	29,100	(588,984)
Bausch Health Cos., Inc.	38,800	(847,780)
Bellicum Pharmaceuticals, Inc.	12,600	(13,230)
Bio-Path Holdings, Inc.	2,508	(23,826)
BioMarin Pharmaceutical, Inc. (c)	38,950	(2,625,230)
BioPharmX Corp.	7	(2)
Bluebird Bio, Inc.	14,500	(1,331,390)
Bristol Myers Squibb CVR (c),(d),(o)	361,000	(722,000)
Bristol-Myers Squibb Co. (c)	317,305	(16,090,537)
Calithera Biosciences, Inc.	3,800	(11,742)
Cambrex Corp.	400	(23,800)
CannTrust Holdings, Inc.	9,200	(10,304)
Canopy Growth Corp.	184,000	(4,219,120)
Capricor Therapeutics, Inc.	331	(1,225)
Cara Therapeutics, Inc.	12,700	(232,156)
CASI Pharmaceuticals, Inc.	5,100	(17,034)
Cassava Sciences, Inc.	2,675	(3,210)
Catabasis Pharmaceuticals, Inc	520	(2,808)
cbdMD, Inc.	5,200	(20,592)
Celgene Corp.	26,400	(2,621,520)
Celgene Corp. CVR (d)	97,000	(193,899)
Cellectar Biosciences, Inc.	63	(126)
Celsion Corp.	5,900	(9,086)
Cerecor, Inc.	100	(329)
ChromaDex Corp.	2,800	(11,018)
Cidara Therapeutics, Inc.	500	(997)
Clearside Biomedical, Inc.	807	(508)
Collegium Pharmaceutical, Inc.	15,200	(174,496)
Conatus Pharmaceuticals, Inc.	11,400	(3,591)
Corbus Pharmaceuticals Holdings, Inc.	5,700	(27,759)
Corvus Pharmaceuticals, Inc.	1,900	(5,719)
Cyclacel Pharmaceuticals, Inc.	300	(120)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Cymabay Therapeutics, Inc.	13,300	$(68,096)
Dare Bioscience, Inc.	1,863	(1,431)
Deciphera Pharmaceuticals, Inc.	2,700	(91,638)
Denali Therapeutics, Inc.	1,400	(21,448)
Dicerna Pharmaceuticals, Inc.	300	(4,308)
Diffusion Pharmaceuticals, Inc.	574	(1,056)
Dynavax Technologies Corp.	67,130	(239,990)
Eagle Pharmaceuticals, Inc.	600	(33,942)
Elanco Animal Health, Inc.	12,062	(320,729)
Eli Lilly & Co. (c)	194,540	(21,755,409)
Emergent BioSolutions, Inc.	2,000	(104,560)
Endo International PLC	56,500	(181,365)
Epizyme, Inc.	5,500	(56,733)
Evoke Pharma, Inc.	2,500	(2,150)
EyeGate Pharmaceuticals, Inc.	13	(41)
EyePoint Pharmaceuticals, Inc.	800	(1,448)
Fibrocell Science, Inc.	1,488	(4,404)
Flexion Therapeutics, Inc.	23,400	(320,697)
Fortress Biotech, Inc.	1,600	(2,256)
G1 Therapeutics, Inc.	2,700	(61,506)
Galectin Therapeutics, Inc.	6,581	(24,152)
Gemphire Therapeutics, Inc.	2,300	(868)
Genocea Biosciences, Inc.	150	(435)
Geron Corp.	91,900	(122,227)
Global Blood Therapeutics, Inc.	34,900	(1,693,348)
GlycoMimetics, Inc.	8,000	(34,480)
Gossamer Bio, Inc.	5,100	(85,629)
Guardant Health, Inc.	14,000	(893,620)
Harrow Health, Inc.	2,700	(15,174)
Heat Biologics, Inc.	3,547	(1,722)
Hepion Pharmaceuticals, Inc.	753	(1,822)
Heron Therapeutics, Inc.	36,100	(667,850)
HTG Molecular Diagnostics, Inc.	15,896	(10,809)
Immunic, Inc.	395	(3,978)
Immunomedics, Inc.	66,000	(875,160)
Infinity Pharmaceuticals, Inc.	4,700	(4,841)
Innoviva, Inc.	5,800	(61,132)
Inovio Pharmaceuticals, Inc.	18,500	(37,925)
Intrexon Corp.	19,700	(112,684)
IVERIC bio, Inc.	5,700	(6,384)
Jazz Pharmaceuticals PLC	2,800	(358,792)
Kadmon Holdings, Inc.	4,200	(10,584)
Kala Pharmaceuticals, Inc.	8,100	(30,821)
Kindred Biosciences, Inc.	2,000	(13,700)
Krystal Biotech, Inc.	100	(3,473)
La Jolla Pharmaceutical Co.	21,977	(193,398)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Lannett Co., Inc.	1,300	$(14,560)
Leap Therapeutics, Inc.	8,400	(9,828)
Lipocine, Inc.	4,297	(12,075)
Livongo Health, Inc.	4,100	(71,504)
Madrigal Pharmaceuticals, Inc.	1,068	(92,083)
MannKind Corp.	97,829	(122,286)
Marinus Pharmaceuticals, Inc.	29,500	(45,430)
Matinas BioPharma Holdings, Inc.	3,500	(2,207)
MediciNova, Inc.	1,600	(12,728)
MEI Pharma, Inc.	1,200	(2,016)
Merrimack Pharmaceuticals, Inc.	2,460	(11,045)
Minerva Neurosciences, Inc.	6,800	(52,700)
Moderna, Inc.	20,100	(319,992)
Molecular Templates, Inc.	672	(4,428)
Moleculin Biotech, Inc.	11,759	(13,052)
Momenta Pharmaceuticals, Inc.	4,300	(55,728)
Mustang Bio, Inc.	600	(1,956)
Mylan NV	73,300	(1,449,874)
MyoKardia, Inc.	1,000	(52,150)
NantKwest, Inc.	6,700	(8,174)
Navidea Biopharmaceuticals, Inc.	604	(417)
Nektar Therapeutics	32,700	(595,631)
Neoleukin Therapeutics, Inc.	400	(1,140)
Neos Therapeutics, Inc.	9,300	(13,764)
NeuBase Therapeutics, Inc.	495	(2,470)
Neuralstem, Inc.	52	(87)
NewLink Genetics Corp.	13,700	(21,783)
Novan, Inc.	1,300	(3,354)
Novavax, Inc.	5	(25)
Novelion Therapeutics, Inc.	1,410	(1,022)
Novus Therapeutics, Inc.	422	(266)
Ocular Therapeutix, Inc.	14,400	(43,776)
Omeros Corp.	10,900	(177,997)
OncoSec Medical, Inc.	1,010	(1,990)
OpGen, Inc.	33	(234)
Optinose, Inc.	700	(4,900)
Organovo Holdings, Inc.	34,600	(9,013)
Pacira Pharmaceuticals, Inc.	1,300	(49,491)
Palatin Technologies, Inc.	15,500	(14,086)
Paratek Pharmaceuticals, Inc.	13,700	(59,184)
Pfizer, Inc. (c)	454,520	(16,330,904)
Phio Pharmaceuticals Corp.	1,404	(386)
Pieris Pharmaceuticals, Inc.	2,000	(6,820)
PolarityTE, Inc.	14,899	(48,124)
Precision BioSciences, Inc.	300	(2,517)
Predictive Oncology, Inc.	2,393	(1,209)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Prestige Brands Holdings, Inc.	700	$(24,283)
Progenics Pharmaceuticals, Inc.	39,200	(198,156)
Protalix BioTherapeutics, Inc.	9,300	(1,907)
Proteon Therapeutics, Inc.	200	(52)
PTC Therapeutics, Inc.	1,000	(33,820)
Pulmatrix, Inc.	2,250	(1,836)
Reata Pharmaceuticals, Inc., Class A	2,224	(178,565)
REGENXBIO, Inc.	7,600	(270,560)
Regulus Therapeutics, Inc.	566	(408)
Revance Therapeutics, Inc.	6,600	(85,800)
Rhythm Pharmaceuticals, Inc.	2,400	(51,816)
Rocket Pharmaceuticals, Inc.	3,525	(41,066)
Rubius Therapeutics, Inc.	1,900	(14,915)
Sage Therapeutics, Inc.	19,200	(2,693,568)
Sangamo BioSciences, Inc.	12,000	(108,600)
Sarepta Therapeutics, Inc.	30,200	(2,274,664)
SCYNEXIS, Inc.	3,600	(3,834)
Seattle Genetics, Inc. (c)	61,280	(5,233,312)
Seelos Therapeutics, Inc.	7,800	(7,160)
SELLAS Life Sciences Group, Inc.	23,356	(2,826)
Sesen Bio, Inc.	5,568	(6,515)
SIGA Technologies, Inc.	1,300	(6,656)
Solid Biosciences, Inc.	1,400	(14,476)
Sophiris Bio, Inc.	7,200	(4,212)
Sorrento Therapeutics, Inc.	20,300	(43,442)
Spark Therapeutics, Inc.	900	(87,282)
Stemline Therapeutics, Inc.	6,400	(66,624)
Strongbridge Biopharma PLC	800	(1,912)
Surface Oncology, Inc.	600	(852)
Syndax Pharmaceuticals, Inc.	2,700	(20,169)
Synthetic Biologics, Inc.	1,137	(516)
Synthorx, Inc.	400	(6,508)
TCR2 Therapeutics, Inc.	100	(1,503)
Teligent, Inc.	5,194	(4,934)
Tenax Therapeutics, Inc.	45	(54)
TG Therapeutics, Inc.	51,600	(289,734)
TherapeuticsMD, Inc.	127,300	(462,099)
Theravance Biopharma, Inc.	6,600	(128,568)
Titan Pharmaceuticals, Inc.	66	(18)
Tonix Pharmaceuticals Holding Corp.	16	(6)
TransMedics Group, Inc.	900	(21,375)
Trevena, Inc.	13,200	(12,767)
Trillium Therapeutics, Inc.	1,600	(492)
Trovagene, Inc.	3,597	(5,431)
Tyme Technologies, Inc.	600	(714)
Ultragenyx Pharmaceutical, Inc.	20,400	(872,712)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
UNITY Biotechnology, Inc.	2,400	$(14,640)
Unum Therapeutics, Inc.	1,500	(2,160)
UroGen Pharma Ltd.	900	(21,447)
Viking Therapeutics, Inc.	49,600	(341,248)
VistaGen Therapeutics, Inc.	800	(856)
VIVUS, Inc.	1,710	(6,566)
WaVe Life Sciences Ltd.	3,200	(65,696)
XBiotech, Inc.	1,600	(16,736)
Xencor, Inc.	15,000	(505,950)
ZIOPHARM Oncology, Inc.	47,346	(202,641)
Zoetis, Inc. (c)	108,170	(13,476,900)
Zogenix, Inc.	27,925	(1,118,117)
Zosano Pharma Corp.	15,896	(24,798)
Zynerba Pharmaceuticals, Inc.	8,700	(65,772)

		(127,204,991)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	900	(2,367)
Albemarle Corp.	16,100	(1,119,272)
Amyris, Inc.	16,500	(78,540)
Ashland Global Holdings, Inc.	300	(23,115)
Balchem Corp.	2,500	(247,975)
Celanese Corp.	34,700	(4,243,463)
Codexis, Inc.	2,100	(28,801)
Dow, Inc.	47	(2,240)
Eastman Chemical Co.	3,500	(258,405)
Element Solutions, Inc.	52,700	(536,486)
Ferro Corp.	3,100	(36,766)
FMC Corp.	300	(26,304)
GCP Applied Technologies, Inc.	8,100	(155,925)
HB Fuller Co.	800	(37,248)
International Flavors & Fragrances, Inc.	13,800	(1,693,122)
Intrepid Potash, Inc.	12,900	(42,183)
Kraton Performance Polymers, Inc.	3,300	(106,557)
Kronos Worldwide, Inc.	2,300	(28,451)
LSB Industries, Inc.	3,800	(19,684)
LyondellBasell Industries NV, Class A	46,400	(4,151,408)
Mosaic Co.	19,600	(401,800)
Nutrien Ltd.	17,201	(857,986)
Olin Corp.	71,900	(1,345,968)
PQ Group Holdings, Inc.	600	(9,564)
Rayonier Advanced Materials, Inc.	800	(3,464)
Trinseo SA	1,200	(51,540)
Tronox Holdings PLC, Class A	59,000	(489,700)
Univar, Inc.	600	(12,456)
Valvoline, Inc.	24	(529)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Versum Materials, Inc.	19,000	$(1,005,670)
Westlake Chemical Corp.	9,600	(628,992)
WR Grace & Co.	7,500	(500,700)

		(18,146,681)

Commercial Services — (0.1)%
ABM Industries, Inc.	9,800	(355,936)
AMN Healthcare Services, Inc.	7,200	(414,432)
Aramark	24,300	(1,058,994)
BrightView Holdings, Inc.	200	(3,430)
Brink’s Co.	700	(58,065)
DropCar, Inc.	1,100	(825)
FTI Consulting, Inc.	900	(95,391)
H&R Block, Inc.	79,000	(1,865,980)
Insperity, Inc.	10,300	(1,015,786)
ManpowerGroup, Inc.	6,900	(581,256)
NV5 Global, Inc.	2,300	(157,021)
Rollins, Inc.	41,100	(1,400,277)
RR Donnelley & Sons Co.	25,834	(97,394)
Sotheby’s	8,400	(478,632)
Staffing 360 Solutions, Inc.	4	(5)

		(7,583,424)

Construction Materials — (0.1)%
Continental Building Products, Inc.	300	(8,187)
Eagle Materials, Inc.	2,800	(252,028)
Louisiana-Pacific Corp.	34,600	(850,468)
Martin Marietta Materials, Inc.	6,200	(1,699,420)
Norbord, Inc.	2,300	(55,085)
Summit Materials, Inc., Class A	9,219	(204,662)
Trex Co., Inc.	34,100	(3,100,713)
US Concrete, Inc.	11,100	(613,608)
Vulcan Materials Co.	8,500	(1,285,540)

		(8,069,711)

Consumer Products — (0.5)%
22nd Century Group, Inc.	13,400	(30,284)
Alkaline Water Co., Inc. (The)	1,900	(2,793)
B&G Foods, Inc.	13,400	(253,394)
Boston Beer Co., Inc., Class A	5,600	(2,038,848)
Brown-Forman Corp., Class B	400	(25,112)
Cal-Maine Foods, Inc.	14,500	(579,348)
Campbell Soup Co.	81,000	(3,800,520)
Church & Dwight Co., Inc.	44,601	(3,355,779)
Clearwater Paper Corp.	300	(6,336)
Coca-Cola Co.	6,000	(326,640)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	300	$(22,053)
ConAgra Foods, Inc.	9,700	(297,596)
Cott Corp.	3,400	(42,398)
Coty, Inc., Class A	236,485	(2,485,457)
Cronos Group, Inc.	260,000	(2,353,000)
Darling Ingredients, Inc.	22,700	(434,251)
Edgewell Personal Care Co.	5,300	(172,197)
Energizer Holdings, Inc.	34,400	(1,499,152)
Greenlane Holdings, Inc.	400	(1,356)
Hain Celestial Group, Inc.	53,900	(1,157,503)
Helen of Troy Ltd.	3,300	(520,278)
Herbalife Ltd.	47,400	(1,794,564)
Hershey Co.	20,400	(3,161,796)
Hormel Foods Corp.	31,700	(1,386,241)
JM Smucker Co.	9,400	(1,034,188)
Kellogg Co.	69,900	(4,498,065)
Keurig Dr Pepper, Inc.	93,400	(2,551,688)
Kimberly-Clark Corp.	3,700	(525,585)
Lamb Weston Holdings, Inc.	302	(21,961)
Molson Coors Brewing Co., Class B	2,000	(115,000)
New Age Beverages Corp.	70,300	(194,028)
Pilgrim’s Pride Corp.	600	(19,227)
Post Holdings, Inc.	25,400	(2,688,336)
Primo Water Corp.	700	(8,596)
Pyxus International, Inc.	8,200	(107,256)
Revlon, Inc., Class A	1,956	(45,946)
Spectrum Brands Holdings, Inc.	17,687	(932,459)
Tejon Ranch Co.	500	(8,485)
Tootsie Roll Industries, Inc.	103	(3,825)
TreeHouse Foods, Inc.	16,400	(909,380)
Tyson Foods, Inc., Class A	400	(34,456)
Universal Corp.	1,300	(71,253)
Vector Group Ltd.	4,828	(57,502)
Youngevity International, Inc.	200	(894)

		(39,575,026)

Consumer Services — (0.0)%
2U, Inc.	1,400	(22,792)
Aaron’s, Inc.	4,900	(314,874)
Adtalem Global Education, Inc.	2,200	(83,798)
Bright Horizons Family Solutions, Inc.	400	(61,000)
Chegg, Inc.	4,500	(134,775)
Graham Holdings Co., Class B	100	(66,345)
Grand Canyon Education, Inc.	1,700	(166,940)
K12, Inc.	9,900	(261,360)
Laureate Education, Inc., Class A	14,900	(246,967)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Medifast, Inc.	200	$(20,726)
Regis Corp.	1,800	(36,396)
Rent-A-Center, Inc.	17,600	(453,904)
Strategic Education, Inc.	1,025	(139,277)
WW International, Inc.	1,600	(60,512)

		(2,069,666)

Containers & Packaging — (0.0)%
Amcor PLC	42,900	(418,275)
Ardagh Group SA	700	(10,976)
Berry Global Group, Inc.	2,803	(110,074)
Owens-Illinois, Inc.	36,900	(378,963)
Packaging Corp. of America	6,100	(647,210)
Silgan Holdings, Inc.	900	(27,031)
Sonoco Products Co.	2,700	(157,167)

		(1,749,696)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	4,000	(298,320)
Plexus Corp.	1,400	(87,514)
Tech Data Corp.	2,900	(302,296)

		(688,130)

Distributors—Consumer Staples — (0.0)%
Andersons, Inc. (The)	1,600	(35,888)
Calavo Growers, Inc.	1,900	(180,842)
Castle Brands, Inc.	11,700	(14,742)
Core-Mark Holding Co., Inc.	1,500	(48,172)

		(279,644)

Distributors—Discretionary — (0.0)%
G-III Apparel Group Ltd.	10,000	(257,700)
Hudson Technologies, Inc.	9,500	(6,745)
KAR Auction Services, Inc.	1,600	(39,280)
LKQ Corp.	4,000	(125,800)

		(429,525)

Electrical Equipment — (0.3)%
AAON, Inc.	4,300	(197,542)
Acuity Brands, Inc.	900	(121,311)
ADT, Inc.	11,600	(72,732)
Advanced Energy Industries, Inc.	1,000	(57,410)
Allegion plc	10,800	(1,119,420)
Allied Motion Technologies, Inc.	100	(3,531)
AMETEK, Inc.	1,400	(128,548)
Argan, Inc.	3,800	(149,302)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Babcock & Wilcox Enterprises, Inc.	2,408	$(11,534)
Belden, Inc.	1,200	(64,008)
Capstone Turbine Corp.	4,485	(2,286)
Cognex Corp.	4,300	(211,259)
CyberOptics Corp.	800	(11,456)
Energous Corp.	19,700	(65,306)
Energy Focus, Inc.	700	(329)
Generac Holdings, Inc.	7,700	(603,218)
General Electric Co.	1,319,000	(11,791,860)
IntriCon Corp.	1,800	(34,992)
Johnson Controls International PLC	95,300	(4,182,717)
Mesa Laboratories, Inc.	100	(23,777)
nLight, Inc.	1,500	(23,490)
Novanta, Inc.	3,000	(245,160)
nVent Electric plc	1,700	(37,468)
Research Frontiers, Inc.	200	(640)
Roper Technologies, Inc.	4,100	(1,462,060)
Sensata Technologies Holding plc	5,700	(285,342)
SPX Corp.	600	(24,006)
Trimble, Inc.	29,900	(1,160,419)

		(22,091,123)

Engineering & Construction Services — (0.0)%
AECOM	3,500	(131,460)
Comfort Systems USA, Inc.	1,900	(84,037)
EMCOR Group, Inc.	700	(60,284)
Goldfield Corp.	1,400	(3,010)
Granite Construction, Inc.	2,900	(93,177)
KBR, Inc.	35,000	(858,900)
Kratos Defense & Security Solutions, Inc.	2,400	(44,628)
Quanta Services, Inc.	14,300	(540,540)
Tutor Perini Corp.	100	(1,433)

		(1,817,469)

Forest & Paper Products — (0.0)%
Domtar Corp.	7,500	(268,575)

Gaming, Lodging & Restaurants — (0.3)%
BJ’s Restaurants, Inc.	2,200	(85,448)
Bloomin’ Brands, Inc.	76,900	(1,455,717)
Boyd Gaming Corp.	25,800	(617,910)
Brinker International, Inc.	33,700	(1,437,979)
Caesars Entertainment Corp.	555,975	(6,482,669)
Chipotle Mexican Grill, Inc.	401	(337,028)
Choice Hotels International, Inc.	400	(35,584)
Churchill Downs, Inc.	2,200	(271,601)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	600	$(70,932)
Dave & Buster’s Entertainment, Inc.	25,900	(1,008,805)
Dine Brands Global, Inc.	15,400	(1,168,244)
Domino’s Pizza, Inc.	3,000	(733,770)
El Pollo Loco Holdings, Inc.	15,100	(165,496)
Eldorado Resorts, Inc.	6,135	(244,602)
Fiesta Restaurant Group, Inc.	4,300	(44,806)
Golden Entertainment, Inc.	4,200	(55,818)
Hilton Grand Vacations, Inc.	8,300	(265,600)
International Game Technology PLC	4,100	(58,261)
Marriott Vacations Worldwide Corp.	11,600	(1,201,876)
Papa John’s International, Inc.	11,200	(586,320)
Penn National Gaming, Inc.	87,200	(1,624,100)
Playa Hotels & Resorts NV	8,500	(66,555)
Potbelly Corp.	300	(1,308)
Red Lion Hotels Corp.	200	(1,296)
Red Robin Gourmet Burgers, Inc.	3,100	(103,106)
Red Rock Resorts, Inc., Class A	3,300	(67,007)
Ruth’s Hospitality Group, Inc.	7,700	(157,196)
St Joe Co.	6,300	(107,919)
Stars Group, Inc. (The)	46,300	(693,574)
Twin River Worldwide Holdings, Inc.	8,600	(196,338)
Waitr Holdings, Inc.	2,100	(2,698)
Wyndham Hotels & Resorts, Inc.	3,100	(160,394)
Wyndham Worldwide Corp.	10,800	(497,016)

		(20,006,973)

Hardware — (0.6)%
3D Systems Corp.	83,200	(678,080)
ADTRAN, Inc.	100	(1,134)
Airgain, Inc.	600	(7,050)
Akoustis Technologies, Inc.	6,200	(48,050)
Apple, Inc.	133,100	(29,810,407)
Arista Networks, Inc.	3,300	(788,436)
Arlo Technologies, Inc.	500	(1,705)
Ciena Corp.	7,900	(309,917)
CommScope Holding Co., Inc.	48,900	(575,064)
Cubic Corp.	800	(56,344)
Diebold Nixdorf, Inc.	20,500	(229,600)
Digimarc Corp.	2,000	(78,180)
Everspin Technologies, Inc.	1,600	(9,808)
ExOne Co.	1,800	(15,930)
F5 Networks, Inc.	6,900	(968,898)
Fitbit, Inc.	95,600	(364,236)
GoPro, Inc., Class A	112,700	(584,350)
Infinera Corp.	1,700	(9,265)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Knowles Corp.	1,100	$(22,374)
Kopin Corp.	1,300	(882)
Lumentum Holdings, Inc.	44,805	(2,399,756)
MicroVision, Inc.	21,000	(12,453)
NCR Corp.	2,100	(66,276)
NetScout Systems, Inc.	5,400	(124,524)
Nutanix, Inc.	100	(2,625)
NXT-ID, Inc.	9,246	(4,902)
Pagerduty, Inc.	11,092	(313,349)
PAR Technology Corp.	3,300	(78,441)
Plantronics, Inc.	5,400	(201,528)
Resonant, Inc.	2,600	(7,722)
Superconductor Technologies, Inc.	143	(89)
Turtle Beach Corp.	8,100	(94,527)
Viavi Solutions, Inc.	300	(4,202)
Vicor Corp.	100	(2,952)
Vuzix Corp.	16,261	(37,075)
Western Digital Corp.	93,800	(5,594,232)
Xerox Holdings Corp.	31,875	(953,381)
ZAGG, Inc.	8,900	(55,803)
Zebra Technologies Corp., Class A	1,900	(392,103)

		(44,905,650)

Health Care Facilities & Services — (1.3)%
AAC Holdings, Inc.	7,000	(4,690)
Acadia Healthcare Co., Inc.	36,200	(1,125,096)
Addus HomeCare Corp.	1,700	(134,776)
Amedisys, Inc.	1,200	(157,212)
Brookdale Senior Living, Inc.	82,191	(623,008)
Caladrius Biosciences, Inc.	860	(2,176)
Cancer Genetics, Inc.	1,000	(102)
Capital Senior Living Corp.	9,000	(39,420)
Cardinal Health, Inc. (c)	283,110	(13,359,961)
Cellular Biomedicine Group, Inc.	100	(1,486)
Cigna corp.	77,373	(11,744,448)
Community Health Systems, Inc.	57,600	(207,360)
CVS Health Corp. (c)	524,550	(33,083,369)
DaVita, Inc. (c)	161,600	(9,222,512)
Elanco Animal Health, Inc. (d)	6,500	0
Ensign Group, Inc.	400	(18,972)
Genesis Healthcare, Inc.	5,700	(6,327)
Henry Schein, Inc. (c)	220,090	(13,975,715)
Interpace Diagnostics Group, Inc.	11,600	(9,165)
Invitae Corp.	7,500	(144,525)
Jaguar Health, Inc.	8	(10)
LHC Group, Inc.	3,683	(418,241)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
McKesson Corp. (c)	99,320	$(13,573,071)
MEDNAX, Inc.	1,900	(42,978)
Molina Healthcare, Inc.	3,100	(340,132)
NeoGenomics, Inc.	300	(5,736)
Nobilis Health Corp.	4,600	(563)
PRA Health Sciences, Inc.	100	(9,923)
Premier, Inc., Class A	13,900	(401,988)
Select Medical Holdings Corp.	7,000	(115,990)
Spherix, Inc.	70	(116)
Surgery Partners, Inc.	8,900	(65,727)
Syneos Health, Inc.	16,000	(851,360)
Teladoc Health, Inc.	3,000	(203,160)
Universal Health Services, Inc., Class B	8,600	(1,279,250)
WellCare Health Plans, Inc.	16,000	(4,146,720)

		(105,315,285)

Home & Office Products — (0.3)%
American Woodmark Corp.	2,700	(240,057)
Beazer Homes USA, Inc.	17,700	(263,730)
Century Communities, Inc.	15,800	(483,954)
DR Horton, Inc.	300	(15,813)
Forestar Group, Inc.	218	(3,985)
Fortune Brands Home & Security, Inc.	500	(27,350)
Herman Miller, Inc.	100	(4,609)
Hovnanian Enterprises, Class A	2,216	(42,658)
iRobot Corp.	24,900	(1,535,583)
KB Home	3,500	(119,000)
Lennar Corp., Class A	146,924	(8,205,705)
LGI Homes, Inc.	12,600	(1,049,832)
M/I Homes, Inc.	4,400	(165,660)
Masonite International Corp.	1,200	(69,600)
Meritage Homes Corp.	2,700	(189,945)
Newell Brands, Inc.	258,318	(4,835,713)
Nova Lifestyle, Inc.	500	(315)
PGT, Inc.	600	(10,362)
PulteGroup, Inc.	13,300	(486,115)
Taylor Morrison Home Corp., Class A	2,900	(75,226)
Toll Brothers, Inc.	38,200	(1,568,110)
TRI Pointe Group, Inc.	81,200	(1,221,248)
Whirlpool Corp.	28,000	(4,434,080)
William Lyon Homes, Class A	18,400	(374,624)

		(25,423,274)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Industrial Services — (0.1)%
Anixter International, Inc.	100	$(6,912)
CAI International, Inc.	6,200	(134,974)
EVI Industries, Inc.	500	(15,960)
Fastenal Co.	41,500	(1,355,805)
HD Supply Holdings, Inc.	12,000	(470,100)
Kaman Corp.	100	(5,946)
SiteOne Landscape Supply, Inc.	5,600	(414,512)
Team, Inc.	9,100	(164,255)
Triton International Ltd.	1,600	(54,144)
United Rentals, Inc.	1,500	(186,960)
Watsco, Inc.	700	(118,426)
WESCO International, Inc.	1,100	(52,547)

		(2,980,541)

Institutional Financial Services — (0.5)%
Cboe Global Markets, Inc.	4,400	(505,604)
CME Group, Inc.	51,000	(10,778,340)
Cowen, Inc.	2,400	(36,936)
GAIN Capital Holdings, Inc.	11,800	(62,304)
Goldman Sachs Group, Inc.	115,000	(23,831,450)
Greenhill & Co., Inc.	15,500	(203,360)
Jefferies Financial Group, Inc.	2,000	(36,800)
Morgan Stanley	115,100	(4,911,317)
Northern Trust Corp.	100	(9,332)
Virtu Financial, Inc., Class A	55,700	(911,252)

		(41,286,695)

Insurance — (0.5)%
Aflac, Inc.	6,200	(324,384)
Alleghany Corp.	400	(319,104)
Ambac Financial Group, Inc.	11,300	(220,915)
American International Group, Inc.	42,200	(2,350,540)
American National Insurance Co.	100	(12,373)
Aon PLC	300	(58,071)
Arch Capital Group Ltd.	100	(4,198)
Arthur J Gallagher & Co.	23,500	(2,104,895)
AXA Equitable Holdings, Inc.	15,700	(347,912)
Axis Capital Holdings Ltd.	13,300	(887,376)
Berkshire Hathaway, Inc., Class B	64,500	(13,417,290)
Cincinnati Financial Corp.	16,300	(1,901,721)
CNA Financial Corp.	300	(14,775)
eHealth, Inc.	100	(6,679)
Erie Indemnity Co., Class A	6,200	(1,151,030)
Genworth Financial, Inc., Class A	13,300	(58,520)
Globe Life, Inc.	11,500	(1,101,240)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Goosehead Insurance, Inc., Class A	200	$(9,870)
Hartford Financial Services Group, Inc.	3,400	(206,074)
HCI Group, Inc.	600	(25,224)
Heritage Insurance Holdings, Inc.	700	(10,465)
Horace Mann Educators Corp.	500	(23,165)
Kemper Corp.	2,900	(226,055)
Lincoln National Corp.	14,500	(874,640)
Loews Corp.	13,800	(710,424)
Marsh & McLennan Cos., Inc.	50,800	(5,082,540)
MBIA, Inc.	14,400	(132,912)
Mercury General Corp.	1,900	(106,172)
Palomar Holdings, Inc.	3,700	(145,854)
Reinsurance Group of America, Inc.	600	(95,928)
RenaissanceRe Holdings Ltd.	7,400	(1,431,530)
Sun Life Financial, Inc.	4,100	(183,721)
Trupanion, Inc.	1,700	(43,214)
Voya Financial, Inc.	50,900	(2,770,996)
WR Berkley Corp.	7,850	(567,006)

		(36,926,813)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	261,200	(592,924)
Cleveland-Cliffs, Inc.	243,000	(1,754,460)
Commercial Metals Co.	27,400	(476,212)
Reliance Steel & Aluminum Co.	3,800	(378,708)
Schnitzer Steel Industries, Inc., Class A	2,900	(59,914)
SunCoke Energy, Inc.	3,200	(18,048)
TimkenSteel Corp.	200	(1,258)
United States Steel Corp.	35,200	(406,560)
Warrior Met Coal, Inc.	38,100	(743,712)

		(4,431,796)

Leisure Products — (0.1)%
Acushnet Holdings Corp.	500	(13,200)
Callaway Golf Co.	12,500	(242,625)
Camping World Holdings, Inc., Class A	24,300	(216,270)
Fox Factory Holding Corp.	8,500	(529,040)
Funko, Inc., Class A	1,600	(32,920)
Hasbro, Inc.	19,400	(2,302,586)
Horizon Global Corp.	6,600	(25,212)
LCI Industries	4,800	(440,880)
Mattel, Inc.	261,900	(2,983,041)
Winnebago Industries, Inc.	21,300	(816,855)
YETI Holdings, Inc.	3,300	(92,400)

		(7,695,029)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Machinery — (0.1)%
Actuant Corp., Class A	9,500	$(208,430)
AGCO Corp.	1,300	(98,410)
Alamo Group, Inc.	100	(11,772)
Albany International Corp., Class A	300	(27,048)
Altra Industrial Motion Corp.	2,900	(80,315)
CIRCOR International, Inc.	4,900	(183,995)
Colfax Corp.	9,400	(273,164)
Curtiss-Wright Corp.	200	(25,874)
Flowserve Corp.	34,100	(1,592,811)
Gates Industrial Corp. plc	300	(3,021)
Graco, Inc.	1,100	(50,644)
GrafTech International Ltd.	3,400	(43,520)
Helios Technologies, Inc.	1,300	(52,741)
Ichor Holdings Ltd.	9,700	(234,546)
IDEX Corp.	700	(114,716)
John Bean Technologies Corp.	6,900	(686,067)
Lindsay Corp.	600	(55,710)
Manitowoc Co., Inc. (The)	4,650	(58,125)
Middleby Corp.	13,000	(1,519,700)
Milacron Holdings Corp.	2,700	(45,009)
NN, Inc.	3,100	(22,103)
Rexnord Corp.	200	(5,410)
SPX FLOW, Inc.	100	(3,946)
Terex Corp.	2,900	(75,313)
Toro Co. (The)	1,100	(80,630)
Welbilt, Inc.	500	(8,430)

		(5,561,450)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	1,900	(54,492)
Proto Labs, Inc.	1,000	(102,100)
RBC Bearings, Inc.	1,200	(199,092)
Timken Co. (The)	1,900	(82,669)

		(438,353)

Media — (1.3)%
AMC Networks, Inc., Class A	23,200	(1,140,512)
Booking Holdings, Inc.	1,599	(3,138,213)
CBS Corp., Class B	43,500	(1,756,095)
ChinaNet Online Holdings, Inc.	871	(1,115)
Clear Channel Outdoor Holdings, Inc.	5,300	(13,356)
DHI Group, Inc.	100	(385)
Discovery, Inc., Class A	142,200	(3,786,786)
DISH Network Corp., Class A	99,707	(3,397,018)
Entercom Communications Corp., Class A	42,500	(141,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
EW Scripps Co., Class A	4,436	$(58,910)
Expedia, Inc.	29,416	(3,953,805)
Fluent, Inc.	3,085	(8,438)
Fox Corp., Class A	4	(126)
Gannett Co., Inc.	10,600	(113,844)
Global Eagle Entertainment, Inc.	3,600	(2,599)
Gray Television, Inc.	42,900	(700,128)
Groupon, Inc.	111,600	(296,856)
GrubHub, Inc.	42,800	(2,405,788)
Houghton Mifflin Harcourt Co.	13,800	(73,554)
HyreCar, Inc.	2,300	(5,750)
Interpublic Group of Cos., Inc. (The)	6,600	(142,296)
IZEA Worldwide, Inc.	84	(22)
Liberty Broadband Corp., Class C	900	(94,203)
Liberty Media Corp-Liberty SiriusXM	200	(8,392)
Liberty Media Group, Class A	3,092	(122,412)
Live Ventures, Inc.	266	(2,234)
Lyft, Inc.	148,523	(6,065,679)
Media General, Inc. (d)	12,100	0
Meredith Corp.	19,300	(707,538)
Netflix, Inc.	88,100	(23,577,322)
New Media Investment Group, Inc.	3,200	(28,192)
New York Times Co., Class A	3,200	(91,136)
Nexstar Media Group, Inc.	19,811	(2,026,863)
Pinterest, Inc., Class A	90,000	(2,380,500)
QuinStreet, Inc.	1,200	(15,108)
Quotient Technology, Inc.	14,700	(114,954)
Remark Holdings, Inc.	10,800	(11,286)
Roku, Inc.	53,200	(5,413,632)
Sinclair Broadcast Group, Inc., Class A	600	(25,644)
Sirius XM Holdings, Inc.	48	(300)
Social Reality, Inc. (d)	200	0
Spotify Technology SA	51,000	(5,814,000)
SRAX, Inc.	200	(460)
TEGNA, Inc.	121,700	(1,890,001)
Trade Desk, Inc. (The), Class A	2,600	(487,630)
TripAdvisor, Inc.	43,300	(1,674,844)
Tucows, Inc., Class A	100	(5,416)
Uber Technologies, Inc.	133,100	(4,055,557)
Upwork, Inc.	7,500	(99,788)
Walt Disney Co.	222,800	(29,035,296)
WideOpenWest, Inc.	6,800	(41,888)
World Wrestling Entertainment, Inc., Class A	25,300	(1,800,095)
Zillow Group, Inc., Class A	19,282	(569,687)

		(107,297,603)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — (1.1)%
Aethlon Medical, Inc.	1,638	$(385)
Agilent Technologies, Inc. (c)	142,960	(10,955,025)
Apyx Medical Corp.	800	(5,416)
Avanos Medical, Inc.	1,600	(59,936)
Avantor, Inc.	700	(10,290)
Avinger, Inc.	748	(621)
Axonics Modulation Technologies, Inc.	1,000	(26,920)
Bellerophon Therapeutics, Inc.	100	(48)
BioLife Solutions, Inc.	7,600	(126,350)
BioSig Technologies, Inc.	1,600	(13,200)
Boston Scientific Corp.	200	(8,138)
Bruker Corp.	6,700	(294,331)
Cantel Medical Corp.	7,900	(590,920)
Cardiovascular Systems, Inc.	300	(14,256)
Cerus Corp.	1,100	(5,670)
CHF Solutions, Inc.	52	(78)
Co-Diagnostics, Inc.	865	(891)
CryoLife, Inc.	600	(16,290)
DENTSPLY SIRONA, Inc.	14,900	(794,319)
DexCom, Inc.	3,600	(537,264)
Ekso Bionics Holdings, Inc.	16,909	(8,935)
Endologix, Inc.	5,890	(23,383)
Genomic Health, Inc.	2,200	(149,204)
Glaukos Corp.	3,100	(193,781)
IDEXX Laboratories, Inc. (c)	67,420	(18,333,521)
Illumina, Inc. (c)	47,860	(14,559,969)
Inspire Medical Systems, Inc.	2,000	(122,040)
InVivo Therapeutics Holdings Corp.	376	(194)
iRhythm Technologies, Inc.	1,600	(118,576)
IsoRay, Inc.	4,600	(1,475)
LivaNova PLC	7,500	(553,425)
Meridian Bioscience, Inc.	1,700	(16,133)
Mettler-Toledo International, Inc. (c)	10,599	(7,465,936)
Myriad Genetics, Inc.	600	(17,178)
Neogen Corp.	393	(26,767)
Nevro Corp.	13,200	(1,134,804)
OPKO Health, Inc.	145,599	(304,302)
Pacific Biosciences of California, Inc.	23,100	(119,196)
Penumbra, Inc.	17,000	(2,286,330)
Pulse Biosciences, Inc.	1,998	(30,849)
QIAGEN NV	800	(26,376)
Quanterix Corp.	1,200	(26,352)
Restoration Robotics, Inc.	2,000	(1,300)
Rockwell Medical, Inc.	7,200	(19,872)
Second Sight Medical Products, Inc.	7,484	(6,173)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Senseonics Holdings, Inc.	37,400	$(36,970)
Shockwave Medical, Inc.	11,000	(329,230)
Silk Road Medical, Inc.	8,600	(279,758)
SiNtx Technologies, Inc.	46	(92)
Stryker Corp.	600	(129,780)
Tactile Systems Technology, Inc.	400	(16,928)
Tandem Diabetes Care, Inc.	7,937	(468,124)
Thermo Fisher Scientific, Inc. (c)	58,400	(17,010,168)
TransEnterix, Inc.	161,800	(100,284)
Waters Corp. (c)	43,060	(9,612,284)
Wright Medical Group NV	2,600	(53,638)
Zimmer Biomet Holdings, Inc.	19,100	(2,621,857)

		(89,665,532)

Metals & Mining — (0.3)%
Alamos Gold, Inc., Class A	18,646	(108,147)
Barrick Gold Corp.	539,248	(9,345,168)
Cameco Corp.	40,900	(388,550)
Century Aluminum Co.	48,000	(318,480)
Coeur Mining, Inc.	92,764	(446,195)
Compass Minerals International, Inc.	300	(16,947)
Contura Energy, Inc.	1,600	(44,736)
Covia Holdings Corp.	2,600	(5,252)
Endeavour Silver Corp.	54,400	(120,768)
Energy Fuels, Inc.	13,200	(25,476)
First Majestic Silver Corp.	182,100	(1,655,289)
Fortuna Silver Mines, Inc.	4,900	(15,141)
Franco-Nevada Corp.	3,900	(355,524)
Freeport-McMoRan, Inc.	99,900	(956,043)
Gold Standard Ventures Corp.	16,200	(12,443)
Great Panther Mining Ltd.	600	(423)
Hecla Mining Co.	42,919	(75,537)
Kirkland Lake Gold Ltd.	13,100	(586,880)
MAG Silver Corp.	13,700	(145,357)
McEwen Mining, Inc.	114,700	(178,932)
Newmont Mining Corp.	77,568	(2,941,379)
Northern Dynasty Minerals Ltd.	44,300	(26,026)
Novagold Resources, Inc.	141,000	(855,870)
Pan American Silver Corp.	179,500	(2,814,560)
Pretium Resources, Inc.	78,800	(906,988)
Royal Gold, Inc.	6,100	(751,581)
Seabridge Gold, Inc.	17,900	(226,614)
Silvercorp Metals, Inc.	900	(3,501)
Teck Resources Ltd., Class B	12,700	(206,121)
Turquoise Hill Resources Ltd.	104,800	(49,801)
Uranium Energy Corp.	57,700	(56,252)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Vista Gold Corp.	4,700	$(3,571)
Westwater Resources, Inc.	228	(793)

		(23,644,345)

Oil, Gas & Coal — (1.0)%
Antero Midstream Corp.	381,700	(2,824,580)
Antero Resources Corp.	26,400	(79,728)
Apache Corp.	200,800	(5,140,480)
Apergy Corp.	100	(2,705)
Arch Coal, Inc.	9,400	(697,480)
Archrock, Inc.	1,600	(15,952)
Basic Energy Services, Inc.	12,000	(17,280)
Baytex Energy Corp.	21,700	(32,116)
Berry Petroleum Corp.	6,900	(64,584)
Bonanza Creek Energy, Inc.	5,900	(132,101)
Brigham Minerals, Inc., Class A	3,000	(59,700)
California Resources Corp.	10,410	(106,182)
Callon Petroleum Co.	157,900	(685,286)
Canadian Natural Resources Ltd.	1,900	(50,597)
CARBO Ceramics, Inc.	9,800	(23,520)
Carrizo Oil & Gas, Inc.	55,500	(476,468)
Cheniere Energy, Inc.	43,900	(2,768,334)
Chesapeake Energy Corp.	1,471,003	(2,074,114)
Chevron Corp. (c)	86,700	(10,282,620)
Cimarex Energy Co.	30,781	(1,475,641)
CNX Resources Corp.	32,800	(238,128)
Concho Resources, Inc.	7,100	(482,090)
CONSOL Energy, Inc.	10,000	(156,300)
Contango Oil & Gas Co.	1,100	(3,058)
Core Laboratories NV	100	(4,662)
Crescent Point Energy Corp.	1,900	(8,094)
Delek US Holdings, Inc.	26,739	(970,626)
Denbury Resources, Inc.	37,800	(44,982)
Diamond Offshore Drilling, Inc.	14,000	(77,840)
Diamondback Energy, Inc.	67,100	(6,032,961)
Dril-Quip, Inc.	11,100	(556,998)
Earthstone Energy, Inc.	5,400	(17,550)
Enbridge, Inc.	80,222	(2,814,188)
EnLink Midstream LLC	51,500	(437,750)
EQT Corp.	4,800	(51,072)
Equitrans Midstream Corp.	154,500	(2,247,975)
Era Group, Inc.	1,000	(10,560)
Extraction Oil & Gas, Inc.	15,400	(45,276)
Exxon Mobil Corp. (c)	250,300	(17,673,683)
Flotek Industries, Inc.	28,300	(62,260)
Frank’s International NV	29,000	(137,750)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
FTS International, Inc.	16,300	$(36,512)
Gran Tierra Energy, Inc.	900	(1,125)
Gulfport Energy Corp.	126,000	(341,460)
Helix Energy Solutions Group, Inc.	1,600	(12,896)
Hess Corp.	37,000	(2,237,760)
HighPoint Resources Corp.	8,400	(13,356)
Jagged Peak Energy, Inc.	19,000	(137,940)
Keane Group, Inc.	24,500	(148,470)
Key Energy Services, Inc.	2,900	(4,321)
KLX Energy Services Holdings, Inc.	400	(3,458)
Laredo Petroleum, Inc.	172,000	(414,520)
Liberty Oilfield Services, Inc., Class A	25,500	(276,165)
Lilis Energy, Inc.	600	(200)
Marathon Petroleum Corp.	9,800	(595,350)
Matador Resources Co.	19,400	(320,682)
McDermott International, Inc.	163,466	(330,201)
Montage Resources Corp.	3,366	(12,723)
MRC Global, Inc.	17,500	(212,275)
Murphy Oil Corp.	60,200	(1,331,022)
Murphy USA, Inc.	2,200	(187,660)
Nabors Industries Ltd.	253,216	(473,514)
NCS Multistage Holdings, Inc.	3,200	(6,400)
New Fortress Energy LLC	2,000	(36,060)
Newpark Resources, Inc.	200	(1,524)
Nine Energy Service, Inc.	300	(1,851)
Noble Energy, Inc.	700	(15,722)
Northern Oil and Gas, Inc.	112,700	(220,892)
NOW, Inc.	10,300	(118,141)
Oasis Petroleum, Inc.	6,100	(21,106)
Obsidian Energy Ltd.	700	(585)
Oceaneering International, Inc.	7,400	(100,270)
ONEOK, Inc.	100	(7,369)
Par Pacific Holdings, Inc.	2,400	(54,864)
PBF Energy, Inc., Class A	5,200	(141,388)
PDC Energy, Inc.	2,800	(77,700)
Penn Virginia Corp.	100	(2,907)
Phillips 66	500	(51,200)
Pioneer Natural Resources Co.	100	(12,577)
Precision Drilling Corp.	3,600	(4,104)
ProPetro Holding Corp.	10,400	(94,536)
QEP Resources, Inc.	17,100	(63,270)
Ramaco Resources, Inc.	3,400	(12,699)
Range Resources Corp.	95,087	(363,232)
Ring Energy, Inc.	22,800	(37,392)
RPC, Inc.	2,000	(11,220)
SAExploration Holdings, Inc.	2,300	(4,255)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
SemGroup Corp., Class A	53,100	$(867,654)
SM Energy Co.	46,800	(453,492)
Smart Sand, Inc.	18,000	(50,940)
Solaris Oilfield Infrastructure, Inc., Class A	15,600	(209,352)
Southwestern Energy Co.	393,700	(759,841)
SRC Energy, Inc.	87,200	(406,352)
Talos Energy, Inc.	700	(14,231)
Targa Resources Corp.	112,300	(4,511,091)
TETRA Technologies, Inc.	22,200	(44,622)
Thermon Group Holdings, Inc.	800	(18,384)
Tidewater, Inc.	2,400	(36,264)
Transocean Ltd.	40,267	(179,993)
US Silica Holdings, Inc.	65,900	(630,004)
VAALCO Energy, Inc.	700	(1,421)
Valaris plc	4,300	(20,683)
Vermilion Energy, Inc.	100	(1,671)
W&T Offshore, Inc.	26,400	(115,368)
Whiting Petroleum Corp.	18,886	(151,655)
Williams Cos., Inc.	99,100	(2,384,346)
World Fuel Services Corp.	5,000	(199,700)
WPX Energy, Inc.	1,800	(19,062)

		(78,712,271)

Passenger Transportation — (0.1)%
American Airlines Group, Inc.	290,300	(7,829,391)
Mesa Air Group, Inc.	200	(1,349)
Spirit Airlines, Inc.	61,300	(2,225,190)

		(10,055,930)

Real Estate — (1.4)%
Acadia Realty Trust	14,000	(400,120)
Alexandria Real Estate Equities, Inc.	21,600	(3,327,264)
American Assets Trust, Inc.	19,200	(897,408)
American Campus Communities, Inc.	23,100	(1,110,648)
American Finance Trust, Inc.	1,300	(18,148)
Americold Realty Trust	80,800	(2,995,256)
Apartment Investment & Management Co., Class A	7,799	(406,640)
Apple Hospitality REIT, Inc.	31,200	(517,296)
Ashford Hospitality Trust, Inc.	10,300	(34,093)
AvalonBay Communities, Inc.	20,200	(4,349,666)
Boston Properties, Inc.	21,900	(2,839,554)
Braemar Hotels & Resorts, Inc.	8,922	(83,778)
Brixmor Property Group, Inc.	66,600	(1,351,314)
Brookfield Property REIT, Inc., Class A	45,300	(923,667)
Camden Property Trust	8,600	(954,686)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
CareTrust REIT, Inc.	1,200	$(28,206)
CatchMark Timber Trust, Inc., Class A	10,000	(106,700)
CBL & Associates Properties, Inc.	76,100	(98,169)
CBRE Group, Inc.	4,000	(212,040)
Chatham Lodging Trust	11,900	(215,985)
Clipper Realty, Inc.	800	(8,152)
Colony Capital, Inc.	114,021	(686,406)
Columbia Property Trust, Inc.	600	(12,690)
Community Healthcare Trust, Inc.	2,900	(129,195)
CoreCivic, Inc.	5,000	(86,400)
CorePoint Lodging, Inc. REIT	200	(2,022)
CoreSite Realty Corp.	4,600	(560,510)
Corporate Office Properties Trust	1,400	(41,692)
Cousins Properties, Inc.	61,298	(2,304,192)
Crown Castle International Corp.	36,200	(5,032,162)
CubeSmart	5,000	(174,500)
Cushman & Wakefield plc	1,900	(35,207)
CyrusOne, Inc.	49,000	(3,875,900)
DiamondRock Hospitality Co.	84,500	(866,125)
Digital Realty Trust, Inc.	30,984	(4,022,033)
Douglas Emmett, Inc.	30,000	(1,284,900)
Empire State Realty Trust, Inc., Class A	1,200	(17,124)
Equity LifeStyle Properties, Inc.	6,800	(908,480)
Equity Residential	51,099	(4,407,800)
Essex Property Trust, Inc.	5,000	(1,633,250)
eXp World Holdings, Inc.	2,200	(18,436)
Farmland Partners, Inc.	5,400	(36,072)
Five Point Holdings LLC, Class A	1,600	(12,000)
Franklin Street Properties Corp.	1,600	(13,536)
Front Yard Residential Corp.	10,000	(115,600)
GEO Group, Inc.	900	(15,606)
HCP, Inc.	113,300	(4,036,879)
Healthcare Realty Trust, Inc.	33,400	(1,118,900)
Healthcare Trust of America, Inc., Class A	47,300	(1,389,674)
Hersha Hospitality Trust	14,800	(220,224)
Howard Hughes Corp. (The)	4,000	(518,400)
Hudson Pacific Properties, Inc.	33,100	(1,107,526)
Independence Realty Trust, Inc.	23,200	(331,992)
iStar, Inc.	34,200	(446,310)
JBG SMITH Properties	22,900	(897,909)
Jernigan Capital, Inc.	5,100	(98,175)
Jones Lang LaSalle, Inc.	91	(12,654)
Kilroy Realty Corp.	19,600	(1,526,644)
Kimco Realty Corp.	110,600	(2,309,328)
Kite Realty Group Trust	21,900	(353,685)
Lamar Advertising Co., Class A	6,100	(499,773)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Life Storage, Inc.	8,500	$(895,985)
Macerich Co.	10,500	(331,695)
Mack-Cali Realty Corp.	20,100	(435,366)
Marcus & Millichap, Inc.	1,300	(46,137)
Medical Properties Trust, Inc.	13,600	(266,016)
MGM Growth Properties LLC, Class A	200	(6,010)
Mid-America Apartment Communities, Inc.	12,300	(1,599,123)
National Storage Affiliates Trust	2,400	(80,088)
New Senior Investment Group, Inc.	25,001	(167,007)
NexPoint Residential Trust, Inc.	1,800	(84,168)
Office Properties Income Trust	11,073	(339,277)
Park Hotels & Resorts, Inc.	145,888	(3,642,823)
Pebblebrook Hotel Trust	58,600	(1,630,252)
Pennsylvania REIT	69,000	(394,680)
Physicians Realty Trust	26,000	(461,500)
Piedmont Office Realty Trust, Inc., Class A	24,400	(509,472)
PotlatchDeltic Corp.	14,221	(584,270)
Prologis, Inc.	26,700	(2,275,374)
Public Storage	28,300	(6,941,141)
Redfin Corp.	30,299	(510,235)
Regency Centers Corp.	35,100	(2,439,099)
Rexford Industrial Realty, Inc.	100	(4,402)
RLJ Lodging Trust	48,400	(822,316)
RPT Realty	13,700	(185,635)
Ryman Hospitality Properties, Inc.	400	(32,724)
Sabra Health Care REIT, Inc.	30,390	(697,754)
Seritage Growth Properties	9,400	(399,406)
Service Properties Trust	37,800	(974,862)
SITE Centers Corp.	33,150	(500,896)
SL Green Realty Corp.	6,900	(564,075)
Summit Hotel Properties, Inc.	9,900	(114,840)
Sun Communities, Inc.	3,900	(578,955)
Taubman Centers, Inc.	3,000	(122,490)
UMH Properties, Inc.	1,500	(21,120)
Ventas, Inc.	61,000	(4,454,830)
VEREIT, Inc.	271,600	(2,656,248)
Vornado Realty Trust	39,400	(2,508,598)
Washington Prime Group, Inc.	156,600	(648,324)
Washington Real Estate Investment Trust	14,300	(391,248)
Welltower, Inc.	86,700	(7,859,355)
Weyerhaeuser Co.	27,700	(767,290)
Wheeler Real Estate Investment Trust, Inc.	1,552	(2,406)
Whitestone REIT	9,900	(136,224)
WP Carey, Inc.	1,500	(134,250)
Xenia Hotels & Resorts, Inc.	5,100	(107,712)

		(110,364,379)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc., Class A	46,800	$(500,760)
Cinemark Holdings, Inc.	14,300	(552,552)
Drive Shack, Inc.	10,567	(45,544)
International Speedway Corp., Class A	3,300	(148,533)
Madison Square Garden Co. (The)	200	(52,704)
OneSpaWorld Holdings Ltd.	8,600	(133,558)
SeaWorld Entertainment, Inc.	38,700	(1,018,584)

		(2,452,235)

Renewable Energy — (0.0)%
American Superconductor Corp.	400	(3,136)
First Solar, Inc.	400	(23,204)
FuelCell Energy, Inc.	22,329	(7,311)
Green Plains, Inc.	29,700	(314,672)
Pacific Ethanol, Inc.	2,200	(1,239)
Plug Power, Inc.	45,800	(120,454)
SolarEdge Technologies, Inc.	12,300	(1,029,756)
SunPower Corp.	32,500	(356,525)
Sunworks, Inc.	657	(1,557)
Taronis Technologies, Inc.	2,750	(5,307)

		(1,863,161)

Retail—Consumer Staples — (0.3)%
Big Lots, Inc.	1,000	(24,500)
Blue Apron Holdings, Inc., Class A	46	(388)
Casey’s General Stores, Inc.	2,400	(386,784)
Five Below, Inc.	12,202	(1,538,672)
Kroger Co. (The)	236,300	(6,091,814)
Ollie’s Bargain Outlet Holdings, Inc.	7,400	(433,936)
PriceSmart, Inc.	100	(7,110)
Rite Aid Corp.	29,688	(206,332)
Walgreens Boots Alliance, Inc. (c)	268,330	(14,841,332)
Weis Markets, Inc.	100	(3,814)

		(23,534,682)

Retail—Discretionary — (1.0)%
Abercrombie & Fitch Co., Class A	49,000	(764,400)
Advance Auto Parts, Inc.	46,900	(7,757,260)
American Eagle Outfitters, Inc.	8,900	(144,358)
Asbury Automotive Group, Inc.	2,600	(266,058)
AutoNation, Inc.	18,000	(912,600)
AutoZone, Inc.	3,800	(4,121,556)
Avis Budget Group, Inc.	52,200	(1,475,172)
Beacon Roofing Supply, Inc.	6,800	(228,004)
Bed Bath & Beyond, Inc.	114,900	(1,222,536)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Big 5 Sporting Goods Corp.	5,417	$(11,267)
BlueLinx Holdings, Inc.	6,000	(193,980)
Buckle, Inc.	29,200	(601,520)
Build-A-Bear Workshop, Inc.	300	(945)
Burlington Stores, Inc.	41,800	(8,352,476)
Caleres, Inc.	18,100	(423,721)
Carvana Co.	44,700	(2,950,200)
Cato Corp., Class A	6,800	(119,748)
Chewy, Inc., Class A	14,700	(361,326)
Chico’s FAS, Inc.	14,300	(57,629)
Children’s Place, Inc.	14,000	(1,077,860)
Conn’s, Inc.	4,000	(99,440)
Designer Brands, Inc.	58,400	(999,808)
Destination Maternity Corp.	2,000	(822)
Dillard’s, Inc., Class A	18,700	(1,236,257)
Ethan Allen Interiors, Inc.	500	(9,550)
Express, Inc.	7,900	(27,176)
FirstCash, Inc.	6,128	(561,754)
Foot Locker, Inc.	89,800	(3,875,768)
Gaia, Inc.	100	(654)
GameStop Corp., Class A	36,064	(199,073)
Gap, Inc.	69,900	(1,213,464)
Genesco, Inc.	6,200	(248,124)
Genuine Parts Co.	18,600	(1,852,374)
GNC Holdings, Inc., Class A	43,790	(93,711)
Group 1 Automotive, Inc.	5,200	(480,012)
Hertz Global Holdings, Inc.	127,800	(1,768,752)
Hibbett Sports, Inc.	15,800	(361,820)
JC Penney Co., Inc.	258,000	(229,336)
Kohl’s Corp.	29,200	(1,450,072)
L Brands, Inc.	147,900	(2,897,361)
Lands’ End, Inc.	4,100	(46,515)
Lithia Motors, Inc., Class A	6,800	(900,184)
Macy’s, Inc.	276,800	(4,301,472)
MarineMax, Inc.	1,300	(20,124)
Michaels Cos., Inc. (The)	86,400	(845,856)
Monro, Inc.	2,900	(229,129)
Net Element, Inc.	25	(114)
Nordstrom, Inc.	135,499	(4,562,251)
O’Reilly Automotive, Inc.	3,400	(1,354,934)
Party City Holdco, Inc.	66,700	(380,857)
Penske Automotive Group, Inc.	700	(33,096)
PetIQ, Inc.	16,600	(452,516)
PetMed Express, Inc.	18,100	(326,162)
Pier 1 Imports, Inc.	775	(7,533)
Qurate Retail, Inc.	118,966	(1,227,134)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	67,500	$(7,414,875)
Rush Enterprises, Inc., Class A	100	(3,858)
Sally Beauty Holdings, Inc.	78,700	(1,171,843)
Shoe Carnival, Inc.	1,500	(48,615)
Sleep Number Corp.	2,200	(90,904)
Sonic Automotive, Inc., Class A	7,400	(232,434)
Sportsman’s Warehouse Holdings, Inc.	400	(2,072)
Stage Stores, Inc.	4,800	(9,024)
Stitch Fix, Inc., Class A	44,800	(862,400)
Tiffany & Co.	54,500	(5,048,335)
Ulta Salon Cosmetics & Fragrance, Inc.	928	(232,603)
Urban Outfitters, Inc.	69,200	(1,943,828)
Vera Bradley, Inc.	1,500	(15,150)
Vitamin Shoppe, Inc.	10,400	(67,808)
Wayfair, Inc., Class A	7,700	(863,324)
Williams-Sonoma, Inc.	14,000	(951,720)

		(82,294,614)

Semiconductors — (1.0)%
Advanced Micro Devices, Inc.	976,900	(28,320,331)
AVX Corp.	1,100	(16,720)
Broadcom, Inc.	49,738	(13,731,170)
Brooks Automation, Inc.	13,100	(485,093)
Cabot Microelectronics Corp.	2,500	(353,025)
Cirrus Logic, Inc.	900	(48,222)
Coherent, Inc.	9,000	(1,383,480)
Cohu, Inc.	48	(648)
Cypress Semiconductor Corp.	112,635	(2,628,901)
FormFactor, Inc.	739	(13,779)
II-VI, Inc.	1,901	(66,951)
KEMET Corp.	12,100	(219,978)
KLA Corp.	42,075	(6,708,859)
Marvell Technology Group Ltd.	556,370	(13,892,559)
MaxLinear, Inc., Class A	7,340	(164,269)
Microchip Technology, Inc.	48,976	(4,550,360)
Micron Technology, Inc.	21,900	(938,415)
MKS Instruments, Inc.	18,800	(1,734,864)
Monolithic Power Systems, Inc.	1,200	(186,756)
MoSys, Inc.	119	(301)
NVIDIA Corp.	10,100	(1,758,107)
ON Semiconductor Corp.	132,100	(2,537,641)
Power Integrations, Inc.	1,200	(108,516)
Qorvo, Inc.	13,623	(1,010,009)
Silicon Laboratories, Inc.	100	(11,135)
Vishay Intertechnology, Inc.	400	(6,772)
Xperi Corp.	200	(4,136)

		(80,880,997)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Software — (0.5)%
ACI Worldwide, Inc.	6,600	$(206,745)
Allscripts Healthcare Solutions, Inc.	600	(6,588)
Altair Engineering, Inc.	5,800	(200,796)
Appfolio, Inc.	1,100	(104,654)
Appian Corp.	18,500	(878,750)
Avaya Holdings Corp.	99,900	(1,021,977)
Bandwidth, Inc., Class A	100	(6,511)
Blackbaud, Inc.	100	(9,034)
Blackberry Ltd.	251,500	(1,320,375)
Castlight Health, Inc., Class B	7,300	(10,293)
Cerner Corp.	25,200	(1,717,884)
Change Healthcare, Inc.	1,500	(18,120)
Cision Ltd.	500	(3,845)
Cloudera, Inc.	251,671	(2,229,805)
Computer Programs & Systems, Inc.	1,100	(24,871)
Crowdstrike Holdings, Inc.	18,600	(1,084,566)
Dynatrace, Inc.	100	(1,867)
Envestnet, Inc.	10,000	(567,000)
Guidewire Software, Inc.	14,800	(1,559,624)
Inovalon Holdings, Inc.	4,000	(65,560)
Instructure, Inc.	19,700	(763,178)
j2 Global, Inc.	1,900	(172,558)
MongoDB, Inc.	22,200	(2,674,656)
MTBC, Inc.	800	(3,024)
NantHealth, Inc.	2,200	(1,606)
Nuance Communications, Inc.	46,000	(750,260)
Omnicell, Inc.	500	(36,135)
Pareteum Corp.	78,662	(101,474)
Pegasystems, Inc.	6,100	(415,105)
SITO Mobile Ltd.	700	(605)
Slack Technologies, Inc., Class A	29,500	(700,035)
Smith Micro Software, Inc.	100	(544)
SolarWinds Corp.	1,000	(18,450)
Sphere 3D Corp.	219	(256)
Splunk, Inc.	37,500	(4,419,750)
SS&C Technologies Holdings, Inc.	14,900	(768,393)
Tabula Rasa HealthCare, Inc.	7,900	(434,026)
Take-Two Interactive Software, Inc.	31,300	(3,923,142)
Twilio, Inc.	109,339	(12,022,916)
Upland Software, Inc.	400	(13,944)
Verint Systems, Inc.	1,000	(42,780)
Veritone, Inc.	29	(104)
VirnetX Holding Corp.	20,500	(110,700)
Zuora, Inc., Class A	900	(13,545)

		(38,426,051)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Specialty Finance — (0.4)%
AGNC Investment Corp.	90,500	$(1,456,145)
Air Lease Corp.	7,700	(322,014)
Alliance Data Systems Corp.	31,271	(4,006,753)
Altisource Portfolio Solutions SA	2,200	(44,484)
Annaly Capital Management, Inc.	709,700	(6,245,360)
Apollo Commercial Real Estate Finance, Inc.	3,200	(61,344)
Arbor Realty Trust, Inc.	17,300	(226,803)
Arlington Asset Investment Corp., Class A	26,200	(143,838)
ARMOUR Residential REIT, Inc.	38,862	(650,939)
Capital One Financial Corp.	5,400	(491,292)
Capstead Mortgage Corp.	33,100	(243,285)
Cherry Hill Mortgage Investment Corp.	9,100	(119,210)
Chimera Investment Corp.	15,442	(302,046)
Colony Credit Real Estate, Inc.	16,200	(234,252)
Credit Acceptance Corp.	2,200	(1,014,882)
Dynex Capital, Inc.	18,834	(278,367)
Ellington Residential Mortgage REIT	200	(2,108)
Encore Capital Group, Inc.	10,000	(333,250)
Essent Group Ltd.	1,200	(57,204)
Federal Agricultural Mortgage Corp., Class C	100	(8,166)
Flagstar Bancorp, Inc.	5,000	(186,750)
GATX Corp.	500	(38,765)
Granite Point Mortgage Trust, Inc.	5,600	(104,944)
Hunt Cos. Finance Trust, Inc.	1,400	(4,704)
Invesco Mortgage Capital, Inc.	3,900	(59,709)
KKR Real Estate Finance Trust, Inc.	300	(5,859)
LendingClub Corp.	18,100	(236,748)
LendingTree, Inc.	200	(62,086)
Marathon Patent Group, Inc.	2,390	(4,182)
MoneyGram International, Inc.	13,800	(54,924)
Mr Cooper Group, Inc.	41,591	(441,696)
Nelnet, Inc., Class A	700	(44,520)
New Residential Investment Corp.	74,600	(1,169,728)
New York Mortgage Trust, Inc.	1,900	(11,571)
Ocwen Financial Corp.	8,800	(16,544)
On Deck Capital, Inc.	800	(2,688)
Orchid Island Capital, Inc.	36,900	(212,175)
Paysign, Inc.	1,600	(16,160)
PRA Group, Inc.	7,900	(266,941)
Ready Capital Corp.	145	(2,308)
Redwood Trust, Inc.	9,500	(155,895)
Santander Consumer USA Holdings, Inc.	54,600	(1,392,846)
SLM Corp.	24,500	(216,213)
Square, Inc., Class A	167,900	(10,401,405)
Two Harbors Investment Corp.	135,200	(1,775,176)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	1,300	$(72,709)
Western Union Co.	600	(13,902)
World Acceptance Corp.	2,000	(255,020)

		(33,467,910)

Technology Services — (0.2)%
CDW Corp.	6,300	(776,412)
CGI, Inc.	4,300	(340,302)
DXC Technology Co.	4,599	(135,671)
Endurance International Group Holdings, Inc.	200	(750)
EPAM Systems, Inc.	200	(36,464)
EVERTEC, Inc.	800	(24,976)
FactSet Research Systems, Inc.	300	(72,891)
Fair Isaac Corp.	200	(60,704)
Gartner, Inc.	3,300	(471,867)
IHS Markit Ltd.	3,500	(234,080)
International Business Machines Corp.	200	(29,084)
LiveRamp Holdings, Inc.	4,000	(171,840)
MarketAxess Holdings, Inc.	13,600	(4,454,000)
MAXIMUS, Inc.	100	(7,726)
Medidata Solutions, Inc.	25,400	(2,324,100)
Moody’s Corp.	500	(102,415)
Morningstar, Inc.	300	(43,842)
Parsons Corp.	900	(29,682)
Science Applications International Corp.	500	(43,675)
StarTek, Inc.	400	(2,588)
Thomson Reuters Corp.	29,141	(1,948,950)
Unisys Corp.	2,900	(21,547)

		(11,333,566)

Telecommunications — (0.2)%
BCE, Inc.	100	(4,841)
CenturyLink, Inc.	322,572	(4,025,699)
Cincinnati Bell, Inc.	3,949	(20,021)
Consolidated Communications Holdings, Inc.	42,276	(201,234)
Frontier Communications Corp.	15,680	(13,594)
GCI Liberty, Inc., Class A	12,269	(761,537)
Globalstar, Inc.	72,900	(30,159)
GTT Communications, Inc.	10,300	(97,026)
HC2 Holdings, Inc.	7,500	(17,625)
Intelsat SA	9,900	(225,720)
Iridium Communications, Inc.	14,700	(312,816)
NII Holdings, Inc.	33,923	(66,489)
Sprint Corp.	177,100	(1,092,707)
T-Mobile US, Inc.	145,000	(11,421,650)
Telephone & Data Systems, Inc.	4,500	(116,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
United States Cellular Corp.	1,700	$(63,886)
Vonage Holdings Corp.	3,800	(42,940)

		(18,514,044)

Transportation & Logistics — (0.1)%
Air Transport Services Group, Inc.	1,200	(25,224)
Atlas Air Worldwide Holdings, Inc.	800	(20,184)
CryoPort, Inc.	4,100	(67,056)
Daseke, Inc.	800	(2,000)
DHT Holdings, Inc.	600	(3,690)
Dorian LPG Ltd.	3,400	(35,224)
FedEx Corp.	10,000	(1,455,700)
Genco Shipping & Trading Ltd.	200	(1,840)
Genesee & Wyoming, Inc., Class A	23,000	(2,541,730)
Golar LNG Ltd.	10,100	(131,199)
Heartland Express, Inc.	400	(8,604)
Hornbeck Offshore Services, Inc.	7,400	(5,624)
International Seaways, Inc.	4,500	(86,670)
JB Hunt Transport Services, Inc.	1,100	(121,715)
Kansas City Southern	100	(13,301)
Knight-Swift Transportation Holdings, Inc.	7,700	(279,510)
Landstar System, Inc.	1,500	(168,870)
Macquarie Infrastructure Co. LLC	3,000	(118,410)
Matson, Inc.	600	(22,506)
Navigator Holdings Ltd.	5,200	(55,536)
Nordic American Tankers Ltd.	36,600	(79,056)
Ryder System, Inc.	200	(10,354)
Saia, Inc.	5,500	(515,350)
Scorpio Bulkers, Inc.	18,800	(114,304)
Seanergy Maritime Holdings Corp.	33	(16)
Sino-Global Shipping America Ltd.	2,221	(1,692)
Teekay Corp.	33,600	(134,400)
Teekay Tankers Ltd., Class A	56,900	(73,970)
TOP Ships, Inc.	23	(64)
US Xpress Enterprises, Inc., Class A	3,100	(14,942)
XPO Logistics, Inc.	11,300	(808,741)

		(6,917,482)

Transportation Equipment — (0.1)%
Cummins, Inc.	12,500	(2,033,375)
Meritor, Inc.	1,900	(35,150)
Navistar International Corp.	19,200	(539,712)
REV Group, Inc.	1,300	(14,859)
Wabash National Corp.	800	(11,608)
WABCO Holdings, Inc.	12,100	(1,618,375)
Wabtec Corp.	29,575	(2,125,259)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Workhorse Group, Inc.	1,730	$(6,055)

		(6,384,393)

Utilities — (0.4)%
AES Corp.	125,600	(2,052,304)
Algonquin Power & Utilities Corp.	3,200	(43,840)
Allete, Inc.	1,500	(131,115)
American Electric Power Co., Inc.	2,200	(206,118)
American States Water Co., Inc.	5,600	(503,216)
Aqua America, Inc.	9,900	(443,817)
Atmos Energy Corp.	14,200	(1,617,238)
Avista Corp.	10,900	(527,996)
Black Hills Corp.	8,100	(621,513)
California Water Service Group	5,700	(301,701)
Clearway Energy, Inc.	22,200	(405,150)
Dominion Resources, Inc.	11,900	(964,376)
Edison International	1,700	(128,214)
El Paso Electric Co.	8,900	(597,012)
Entergy Corp.	800	(93,888)
Evergy, Inc.	43,200	(2,875,392)
Eversource Energy	22,200	(1,897,434)
FirstEnergy Corp.	1,400	(67,522)
Fortis, Inc.	1,300	(55,029)
Genie Energy Ltd., Class B	3,500	(26,110)
Hawaiian Electric Industries, Inc.	8,800	(401,368)
MGE Energy, Inc.	800	(63,896)
National Fuel Gas Co.	4,200	(197,064)
New Jersey Resources Corp.	16,400	(741,608)
NextEra Energy, Inc.	3,800	(885,362)
NiSource, Inc.	1,000	(29,920)
NorthWestern Corp.	8,900	(667,945)
OGE Energy Corp.	52,100	(2,364,298)
Ormat Technologies, Inc.	500	(37,145)
Pattern Energy Group, Inc.	29,000	(780,970)
PNM Resources, Inc.	4,900	(255,192)
South Jersey Industries, Inc.	21,300	(700,983)
Spire, Inc.	6,200	(540,888)
TerraForm Power, Inc.	400	(7,290)
UGI Corp.	6,600	(331,782)
Vistra Energy Corp.	82,500	(2,205,225)
WEC Energy Group, Inc.	60,871	(5,788,832)

		(29,558,753)

Waste & Environmental Services & Equipment — (0.0)%
Advanced Disposal Services, Inc.	13,400	(436,438)
Alexco Resource Corp.	2,600	(4,498)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Aqua Metals, Inc.	15,600	$(26,520)
Clean Harbors, Inc.	8,300	(640,760)
Energy Recovery, Inc.	9,700	(89,871)
Evoqua Water Technologies Corp.	400	(6,808)
Lightbridge Corp.	3,484	(2,515)
LiqTech International, Inc.	100	(790)
Pentair PLC	1,700	(64,260)
Stericycle, Inc.	28,200	(1,436,226)
Tetra Tech, Inc.	100	(8,676)

		(2,717,362)

Total North America		(1,389,398,327)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	38	(1)

Banking — (0.0)%
Westpac Banking Corp., ADR	11,100	(221,889)

Total Oceania		(221,890)

South America — (0.3)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	37,000	(638,250)

Banking — (0.1)%
Banco Bradesco SA, ADR	158,631	(1,291,256)
Banco Santander Brasil SA, ADR	23,100	(251,559)
Banco Santander Chile, ADR	6,800	(190,400)
Bancolombia SA, ADR	11,800	(583,510)
Grupo Aval Acciones y Valores SA, ADR	1,800	(13,428)
Itau CorpBanca, ADR	200	(2,233)

		(2,332,386)

Chemicals — (0.0)%
Sociedad Quimica y Minera de Chile SA, ADR	800	(22,232)

Consumer Products — (0.0)%
Adecoagro SA	2,100	(12,243)
AMBEV SA, ADR	12,000	(55,440)
Cia Cervecerias Unidas SA, ADR	3,000	(66,570)

		(134,253)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,200	(23,556)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Suzano de Papel e Celulose, ADR	13,400	$(108,138)

Iron & Steel — (0.0)%
Gerdau SA, ADR	2,800	(8,820)

Media — (0.0)%
Liberty Latin America Ltd., Class C	26,500	(453,018)

Metals & Mining — (0.0)%
Nexa Resources SA	3,800	(35,758)
Southern Copper Corp.	14,700	(501,711)
Yamana Gold, Inc.	800	(2,544)

		(540,013)

Oil, Gas & Coal — (0.1)%
Ecopetrol SA, ADR	21,100	(359,333)
Petroleo Brasileiro SA, ADR	577,400	(8,354,978)
Transportadora de Gas del Sur SA, ADR	2,000	(16,980)
Ultrapar Participacoes SA, ADR	10,800	(48,276)

		(8,779,567)

Passenger Transportation — (0.0)%
Avianca Holdings SA, ADR	100	(364)
Latam Airlines Group SA, ADR	19,600	(217,560)

		(217,924)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,300	(63,459)
IRSA Inversiones y Representaciones SA, ADR	100	(526)

		(63,985)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	55,700	(2,579,467)
StoneCo Ltd., A Shares	99,900	(3,474,522)

		(6,053,989)

Technology Services — (0.0)%
Globant SA	3,400	(311,372)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	24,600	(323,982)
Tim Participacoes SA, ADR	4,800	(68,928)

		(392,910)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Shares	Value
Utilities — (0.0)%
Central Puerto SA, ADR	2,800	$(8,260)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	28,400	(337,392)
Cia Energetica de Minas Gerais, ADR	900	(3,051)
Cia Paranaense de Energia, ADR	6,400	(76,864)
Pampa Energia SA, ADR	15,200	(263,872)

		(689,439)

Total South America		(20,769,852)

TOTAL COMMON STOCK (PROCEEDS $1,625,675,197)		(1,598,542,832)

EXCHANGE-TRADED FUNDS — (0.7)%
Invesco QQQ Trust Series 1	94,100	(17,767,021)
iShares MSCI China ETF (c)	134,786	(7,558,799)
KraneShares CSI China Internet ETF (c)	274,075	(11,327,520)
SPDR S&P 500 ETF Trust	43,800	(12,998,526)
VanEck Vectors Gold Miners ETF (c)	326,000	(8,707,460)
VanEck Vectors Semiconductor ETF (c)	20,976	(2,498,871)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $59,366,395)		(60,858,197)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (0.9)%
North America — ((0.9))%
Inverse Interest Only Collateralized Mortgage Obligations — (0.9)%
Federal National Mortgage Association, 4.00%, 11/01/49 (c),(t)	67,400,000	(69,993,350)

Total Inverse Interest Only Collateralized Mortgage Obligations		(69,993,350)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $69,836,668)		(69,993,350)

Security Description	Shares	Value

RIGHTS — (0.0)%
North America — (0.0)%
Pharmaceuticals — (0.0)%
Flex Pharma, Inc.	1,000	0

		0

Total North America		0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — (0.6)%
North America — (0.6)%
Government National Mortgage Association (c),(t)	31,773,000	$(32,589,661)
Government National Mortgage Association (c),(t)	16,274,000	(16,851,223)

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (PROCEEDS $49,236,793)		(49,440,884)

Security Description	Shares	Value

WARRANT — (0.0)%
Galectin Therapeutics, Inc.	1,340	0

TOTAL SECURITIES SOLD SHORT — (22.1)% (PROCEEDS $1,804,115,053)		$(1,778,835,263)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2019.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2019. Maturity date presented is the ultimate maturity.
(l)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP, GCM Equity Master Fund LP, EJF Debt Opportunities Offshore Fund, Ltd., and Aeolus Property Catastrophe Keystone PF Fund LP are 6/1/2016, 11/9/2015, 6/1/2018, 9/4/2018, and 1/2/2019.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(m)	Assets, other than investments in securities, less liabilities other than securities sold short.
(o)	Security is valued using significant unobservable inputs.
(p)	All or a portion of the security represents an unsettled loan commitment at September 30, 2019 where the rate will be determined at time of settlement.
(r)	Rate disclosed, the 7 day net yield, is as of September 30, 2019.
(t)	When issued or delayed delivery security included.
(u)	Non-interest bearing bond.

Options Written Contracts Outstanding at September 30, 2019

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
S&P 500 Index	3,000.00	USD	10/18/19	1	(297,674)	$(4,197)	$(2,480)	$1,717
Vivendi SA	27.00	EUR	11/15/19	518	(1,304,324)	(33,689)	(11,856)	21,833
Vivendi SA	27.00	EUR	12/20/19	518	(1,304,324)	(59,289)	(22,019)	37,270
Vivendi SA	26.00	EUR	12/20/19	518	(1,304,324)	(65,471)	(37,828)	27,643

						$(162,646)	$(74,183)	$88,463

Exchange-Traded Put Options Written
S&P 500 Index	2,000.00	USD	10/18/19	1	(297,674)	$(9)	$(5)	$4
Vivendi SA	25.00	EUR	11/15/19	518	(1,304,324)	(51,303)	(39,522)	11,781
Vivendi SA	25.00	EUR	12/20/19	518	(1,304,324)	(54,098)	(52,507)	1,591
Vivendi SA	23.00	EUR	12/20/19	518	(1,304,324)	(66,108)	(15,244)	50,864

						$(171,518)	$(107,278)	$64,240

Total Options Written Outstanding						$(334,164)	$(181,461)	$152,703

Reverse Repurchase Agreements Outstanding at September 30, 2019
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	2.60%	09/19/19	02/15/21	$14,568,750	$14,580,324
Barclays Bank plc	2.65%	09/19/19	02/15/21	6,466,250	6,471,486
Barclays Bank plc	2.75%	09/18/19	02/11/21	5,790,010	5,795,760
BNP Paribas Securities Corp.	3.04%	09/19/19	10/17/19	2,260,000	2,262,293
Credit Suisse Securities (USA) LLC	1.50%	08/30/19	11/29/19	27,813,495	27,850,965
Goldman Sachs Bank USA	2.89%	09/26/19	10/24/19	21,290,000	21,298,556
Goldman Sachs Bank USA	2.89%	09/26/19	10/24/19	45,047,000	45,065,103
Goldman Sachs Bank USA	2.89%	09/26/19	10/24/19	23,586,000	23,595,479
Goldman Sachs Bank USA	2.89%	09/26/19	10/24/19	25,464,000	25,474,233
Goldman Sachs Bank USA	2.89%	09/26/19	10/24/19	2,713,000	2,714,090
Goldman Sachs Bank USA	2.90%	09/10/19	10/16/19	2,586,000	2,590,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Goldman Sachs Bank USA	2.90%	09/10/19	10/16/19	$13,179,000	$13,201,291
Goldman Sachs Bank USA	3.04%	09/26/19	10/24/19	3,194,000	3,195,350
HSBC Bank plc	0.66%	07/10/19	06/20/20	29,548,815	29,594,758
HSBC Bank plc	6.37%	08/15/19	05/18/23	5,928,572	5,973,707
HSBC Bank plc	6.37%	08/15/19	11/19/20	5,928,572	5,973,707
HSBC Bank plc	6.37%	08/15/19	05/19/20	5,928,572	5,973,707
HSBC Bank plc	6.37%	08/15/19	05/19/21	5,928,571	5,973,706
HSBC Bank plc	6.37%	08/15/19	11/21/22	5,928,572	5,973,707
HSBC Bank plc	6.37%	08/20/19	11/19/21	5,928,571	5,972,656
HSBC Bank plc	6.37%	08/15/19	05/19/22	5,928,571	5,973,706
JPMorgan Chase Bank, N.A.	2.30%	09/19/19	10/04/19	4,001,323	4,004,135
JPMorgan Chase Bank, N.A.	2.30%	09/18/19	02/11/21	8,691,497	8,698,716
JPMorgan Chase Bank, N.A.	2.30%	09/18/19	02/11/21	20,756,288	20,773,527
JPMorgan Chase Bank, N.A.	2.55%	09/25/19	10/04/19	10,651,878	10,655,651
JPMorgan Chase Bank, N.A.	2.89%	09/20/19	10/18/19	4,256,000	4,259,754
JPMorgan Chase Bank, N.A.	2.89%	09/20/19	10/18/19	3,712,000	3,715,274
JPMorgan Chase Bank, N.A.	2.89%	09/20/19	10/18/19	8,525,000	8,532,519
JPMorgan Chase Bank, N.A.	2.99%	09/20/19	10/18/19	4,506,000	4,510,112
JPMorgan Chase Bank, N.A.	3.09%	09/20/19	10/18/19	7,474,000	7,481,049
JPMorgan Chase Bank, N.A.	3.12%	09/13/19	10/11/19	7,780,000	7,792,155
JPMorgan Chase Bank, N.A.	3.17%	09/13/19	10/11/19	6,513,000	6,523,339
JPMorgan Chase Bank, N.A.	3.17%	09/13/19	10/11/19	14,753,000	14,776,419
JPMorgan Chase Bank, N.A.	3.17%	09/13/19	10/11/19	3,789,000	3,795,015
JPMorgan Chase Bank, N.A.	3.19%	09/20/19	10/18/19	5,227,000	5,232,089
JPMorgan Chase Bank, N.A.	3.19%	09/20/19	10/18/19	3,651,000	3,654,555
JPMorgan Chase Bank, N.A.	3.19%	09/20/19	10/18/19	4,570,000	4,574,450
JPMorgan Chase Bank, N.A.	3.27%	09/13/19	10/11/19	7,641,000	7,653,511
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.94%	09/30/19	10/29/19	3,324,000	3,324,000
RBC (Barbados) Trading Bank Corporation	2.79%	09/20/19	10/21/19	5,738,000	5,742,899
RBC (Barbados) Trading Bank Corporation	2.79%	09/20/19	10/21/19	5,934,000	5,939,066
RBC (Barbados) Trading Bank Corporation	2.94%	09/12/19	10/11/19	722,000	723,120
RBC (Barbados) Trading Bank Corporation	2.94%	09/12/19	10/11/19	3,202,000	3,206,966
RBC (Barbados) Trading Bank Corporation	2.94%	09/09/19	10/09/19	536,000	536,964
RBC (Barbados) Trading Bank Corporation	2.94%	09/09/19	10/09/19	1,160,000	1,162,086
RBC (Barbados) Trading Bank Corporation	2.95%	09/27/19	10/29/19	6,109,000	6,111,005
RBC (Barbados) Trading Bank Corporation	2.99%	09/20/19	10/21/19	28,930,000	28,956,468
RBC (Barbados) Trading Bank Corporation	3.24%	09/18/19	10/18/19	9,827,000	9,838,501
RBC (Barbados) Trading Bank Corporation	3.29%	09/09/19	10/09/19	1,049,000	1,051,110
RBC (Barbados) Trading Bank Corporation	3.30%	09/27/19	10/29/19	1,909,000	1,909,701
Royal Bank of Canada	2.20%	09/30/19	01/06/20	10,787,500	10,787,500
Royal Bank of Canada	2.20%	09/30/19	01/06/20	5,362,500	5,362,500
Royal Bank of Canada	2.20%	09/30/19	01/06/20	21,275,000	21,275,000
Royal Bank of Canada	2.20%	09/30/19	01/06/20	5,325,000	5,325,000
Royal Bank of Canada	2.20%	09/30/19	01/06/20	15,993,750	15,993,750
Royal Bank of Canada	2.20%	09/30/19	01/06/20	5,537,500	5,537,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.97%	08/02/19	11/01/19	$2,337,000	$2,348,551
Royal Bank of Canada	3.03%	09/04/19	12/04/19	6,008,000	6,021,666
Royal Bank of Canada	3.03%	09/04/19	12/04/19	6,599,000	6,614,010
Royal Bank of Canada	3.08%	09/04/19	12/04/19	2,873,000	2,879,643
Royal Bank of Canada	3.17%	08/02/19	11/01/19	1,780,000	1,789,391
Royal Bank of Canada	3.28%	09/04/19	12/04/19	6,896,000	6,912,978
Royal Bank of Canada	3.28%	09/04/19	12/04/19	6,267,000	6,282,430
Royal Bank of Canada	3.28%	09/04/19	12/04/19	1,078,000	1,080,654
Royal Bank of Canada	3.28%	09/04/19	12/04/19	2,775,000	2,781,832
Royal Bank of Canada	3.32%	08/02/19	11/01/19	12,534,000	12,603,264
Royal Bank of Canada	3.37%	08/02/19	11/01/19	4,966,000	4,993,856
Royal Bank of Canada	3.37%	08/02/19	11/01/19	4,840,000	4,867,149
Royal Bank of Canada	3.37%	08/02/19	11/01/19	1,870,000	1,880,490
Royal Bank of Canada	3.37%	08/02/19	11/01/19	2,332,000	2,345,081
Royal Bank of Canada	3.42%	08/02/19	11/01/19	3,025,000	3,042,220
Royal Bank of Canada	3.42%	09/04/19	11/01/19	2,378,000	2,384,092
Royal Bank of Canada	3.42%	08/02/19	11/01/19	7,220,000	7,261,101
Royal Bank of Canada	3.42%	07/02/19	10/02/19	7,421,000	7,485,152
Royal Bank of Canada	3.47%	07/02/19	10/02/19	2,732,000	2,755,963
Royal Bank of Canada	3.57%	07/02/19	10/02/19	4,950,000	4,994,668

Total Reverse Repurchase Agreements Outstanding				$615,106,557	$616,244,555

Futures Contracts Outstanding at September 30, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	3	CME	739,304 USD	03/18/24	$(667)
90 Day Eurodollar	3	CME	739,829 USD	06/19/23	(742)
90 Day Eurodollar	4	CME	986,210 USD	09/18/23	(910)
Aluminum	102	LME	4,513,888 USD	12/18/19	(107,488)
Amsterdam Index	83	Euronext	9,508,658 EUR	10/18/19	132,790
Australian 10-Year Bond	724	SFE	105,226,754 AUD	12/16/19	981,472
BIST 30	319	ISE	3,926,315 TRY	10/31/19	49,390
Brent Crude	392	ICE	25,740,852 USD	10/31/19	(2,514,852)
Canadian 10-Year Bond	670	CDE	96,863,863 CAD	12/18/19	(997,746)
Copper	82	COMEX	5,215,202 USD	12/27/19	70,723
Crude Palm Oil	235	MYX	12,815,679 MYR	12/13/19	(65,095)
DAX Index	22	Eurex	6,798,589 EUR	12/20/19	29,932
E-mini Russell 2000	161	CME	12,729,899 USD	12/20/19	(453,649)
Euro Stoxx 50	73	Eurex	2,549,277 EUR	12/20/19	49,999
Euro-Bund	1,166	Eurex	204,752,920 EUR	12/06/19	(1,719,310)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	86	ICE	6,258,280 GBP	12/20/19	$112,540
FTSE/MIB Index	69	IDEM	7,476,305 EUR	12/20/19	148,740
Gasoline RBOB	149	NYMEX	10,088,564 USD	10/31/19	(285,407)
Gold 100 Oz	321	COMEX	46,128,423 USD	12/27/19	1,151,667
Hang Seng China Enterprises Index	120	HKFE	61,981,374 HKD	10/30/19	(92,039)
KOSPI 200 Index	110	KRX FM	7,371,815,000 KRW	12/12/19	139,874
Long Gilt	211	ICE	28,330,498 GBP	12/27/19	(7,202)
MSCI Emerging Market	68	ICE	3,491,010 USD	12/20/19	(84,550)
MSCI Singapore Index	201	SGX	7,285,930 SGD	10/30/19	(47,032)
MSCI Taiwan Index	246	SGX	9,936,240 USD	10/30/19	78,420
Natural Gas	634	NYMEX	16,622,705 USD	10/29/19	(1,850,505)
New Zealand Dollar Currency	210	CME	13,258,920 USD	12/16/19	(83,520)
Nickel	66	LME	6,238,043 USD	12/18/19	519,697
NY Harbor ULSD	171	NYMEX	14,049,360 USD	10/31/19	(423,670)
OMXS30 Index	388	Nasdaq OMX	63,851,255 SEK	10/18/19	8,274
S&P 500 E-mini	191	CME	28,696,439 USD	12/20/19	(251,764)
S&P/TSX 60 Index	33	CDE	6,580,898 CAD	12/19/19	(5,010)
Silver	60	COMEX	5,520,803 USD	12/27/19	(421,403)
SPI 200	87	SFE	14,500,900 AUD	12/19/19	21,902
Swiss Market Index	244	Eurex	24,300,421 CHF	12/20/19	231,791
TOPIX Index	318	OSE	4,900,472,220 JPY	12/12/19	1,381,436
U.S. Treasury 10-Year Note	2,496	CBOT	329,070,038 USD	12/19/19	(3,810,038)
U.S. Treasury Long Bond	28	CBOT	4,616,553 USD	12/19/19	(71,803)
WTI Crude	124	NYMEX	7,190,644 USD	11/20/19	(497,124)
WTI Crude	60	NYMEX	3,185,712 USD	11/20/20	(155,112)
WTI Crude	122	NYMEX	6,539,210 USD	05/19/20	(223,270)
WTI Crude	27	NYMEX	1,469,017 USD	02/20/20	(40,717)
WTI Crude	312	NYMEX	17,992,011 USD	10/22/19	(1,122,171)
Zinc	65	LME	3,701,185 USD	12/18/19	185,003

					$(10,039,146)

Short Futures
90 Day Eurodollar	1	CME	245,885 USD	09/16/24	$(215)
90 Day Eurodollar	2	CME	490,970 USD	06/17/24	(1,355)
90 Day Eurodollar	13	CME	3,180,866 USD	03/15/21	(23,797)
90 Day Eurodollar	15	CME	3,672,123 USD	09/14/20	(22,564)
90 Day Eurodollar	23	CME	5,611,698 USD	12/14/20	(53,490)
90 Day Eurodollar	11	CME	2,694,284 USD	06/14/21	(17,904)
90 Day Eurodollar	7	CME	1,720,582 USD	12/13/21	(5,006)
90 Day Eurodollar	9	CME	2,210,376 USD	09/13/21	(8,799)
90 Day Eurodollar	4	CME	984,990 USD	03/14/22	(1,211)
90 Day Eurodollar	3	CME	732,417 USD	12/18/23	(6,370)
90 Day Eurodollar	3	CME	735,742 USD	03/13/23	(3,458)
90 Day Eurodollar	22	CME	5,393,992 USD	06/15/20	(20,483)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	7	CME	1,718,000 USD	09/19/22	$(7,325)
90 Day Eurodollar	8	CME	1,960,379 USD	06/13/22	(11,721)
90 Day Eurodollar	3	CME	738,067 USD	12/19/22	(1,170)
90 Day Eurodollar	44	CME	10,766,035 USD	12/16/19	(18,365)
90 Day Eurodollar	30	CME	7,364,909 USD	03/16/20	(9,841)
Australian dollar Currency	309	CME	21,024,113 USD	12/16/19	110,993
British Pound Currency	466	CME	36,205,643 USD	12/16/19	288,693
CAC40 Index	15	Euronext	839,831 EUR	10/18/19	(12,610)
Canadian Dollar Currency	51	CME	3,854,959 USD	12/17/19	(2,171)
DAX Index	49	Eurex	15,127,813 EUR	12/20/19	(82,468)
Euro FX Currency	481	CME	66,894,253 USD	12/16/19	982,221
Euro Stoxx 50	7,225	Eurex	253,645,083 EUR	12/20/19	(3,491,838)
FTSE 100 Index	277	ICE	20,156,025 GBP	12/20/19	(364,278)
FTSE 250 Index	2	ICE	80,143 GBP	12/20/19	845
Gasoline RBOB	46	NYMEX	3,213,959 USD	11/29/19	259,738
Gasoline RBOB	43	NYMEX	2,672,757 USD	11/30/20	108,959
Gasoline RBOB	16	NYMEX	1,045,794 USD	02/28/20	23,077
Gasoline RBOB	83	NYMEX	6,015,002 USD	05/29/20	140,395
Japanese Yen Currency	247	CME	28,734,405 USD	12/16/19	26,830
Nasdaq 100 E-Mini	2	CME	315,214 USD	12/20/19	4,394
NY Harbor ULSD	22	NYMEX	1,849,294 USD	11/29/19	104,413
NY Harbor ULSD	17	NYMEX	1,342,271 USD	11/30/20	52,787
NY Harbor ULSD	11	NYMEX	870,355 USD	02/28/20	18,243
NY Harbor ULSD	39	NYMEX	3,020,108 USD	05/29/20	68,432
S&P 500 E-mini	2,014	CME	302,268,954 USD	12/20/19	2,334,004
Swiss Franc Currency	200	CME	25,438,134 USD	12/16/19	233,134
U.S. Treasury 10-Year Note	12	CBOT	1,576,609 USD	12/19/19	12,859

					$603,578

Total Futures Contracts Outstanding					$(9,435,568)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	65,483,960	USD	15,763,884	Barclays Bank plc	10/02/19	$(3,415)
BRL	65,483,960	USD	15,701,705	JPMorgan Chase Bank, N.A.	11/04/19	23,189
BRL	65,483,960	USD	15,724,705	JPMorgan Chase Bank, N.A.	10/02/19	35,764
CHF	17,553,987	USD	17,821,333	Morgan Stanley & Co. LLC	12/18/19	(113,286)
DKK	106,460,895	USD	15,823,284	Morgan Stanley & Co. LLC	12/18/19	(182,545)
EUR	30,000,000	CHF	32,613,621	State Street Bank and Trust Company	10/25/19	11,301
EUR	500,000	DKK	3,726,602	State Street Bank and Trust Company	10/25/19	837
EUR	6,000,000	GBP	5,505,679	State Street Bank and Trust Company	10/25/19	(224,589)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000,000	HKD	17,494,804	State Street Bank and Trust Company	10/25/19	$(49,427)
EUR	30,502,708	USD	33,475,200	State Street Bank and Trust Company	12/16/19	(39,133)
EUR	98,041	USD	109,124	Barclays Bank plc	12/18/19	(1,635)
EUR	43,331	USD	47,923	Deutsche Bank AG	12/18/19	(417)
GBP	7,000,000	USD	8,656,047	State Street Bank and Trust Company	12/16/19	(23,173)
GBP	292,000	USD	365,380	Citibank N.A.	12/17/19	(5,229)
HKD	15,000,000	USD	1,913,631	State Street Bank and Trust Company	12/16/19	1,828
IDR	74,357,307,058	USD	5,222,271	Deutsche Bank AG	12/18/19	(24,415)
JPY	1,070,000,000	USD	9,993,987	State Street Bank and Trust Company	12/16/19	(45,368)
NOK	463,000,000	USD	51,281,518	State Street Bank and Trust Company	12/16/19	(323,213)
PLN	1,136,499	USD	290,153	Barclays Bank plc	12/18/19	(6,407)
RUB	214,215,742	USD	3,304,269	JPMorgan Chase Bank, N.A.	12/18/19	(33,172)
SEK	18,350,000	USD	1,906,380	State Street Bank and Trust Company	12/16/19	(32,597)
TRY	30,205,452	USD	5,190,475	Morgan Stanley & Co. International PLC	10/16/19	134,051
TRY	1,068,000	USD	179,014	State Street Bank and Trust Company	12/16/19	6,076
USD	15,731,882	BRL	65,483,960	JPMorgan Chase Bank, N.A.	10/02/19	(28,587)
USD	15,724,705	BRL	65,483,960	Barclays Bank plc	10/02/19	(35,764)
USD	36,985,908	CHF	36,427,498	Morgan Stanley & Co. LLC	12/18/19	238,709
USD	8,939,280	DKK	60,283,466	Morgan Stanley & Co. LLC	12/18/19	82,715
USD	7,861,004	EUR	6,870,000	Citibank N.A.	10/11/19	367,937
USD	5,563,920	EUR	4,800,000	Morgan Stanley & Co. LLC	04/20/20	255,618
USD	6,192,586	EUR	5,590,960	Bank of America, N.A.	12/18/19	62,834
USD	5,158,864	EUR	4,638,795	Barclays Bank plc	12/18/19	73,036
USD	4,320,767	EUR	3,858,000	Citibank N.A.	03/10/20	65,627
USD	127,916,560	EUR	115,617,292	State Street Bank and Trust Company	12/16/19	1,180,681
USD	4,311,851	EUR	3,911,221	Morgan Stanley & Co. LLC	12/18/19	23,436
USD	7,105,303	EUR	6,389,000	Citibank N.A.	01/24/20	80,130
USD	715,215	EUR	650,000	State Street Bank and Trust Company	12/31/19	1,667
USD	2,499,540	GBP	1,972,000	Citibank N.A.	12/17/19	67,290
USD	2,717,864	GBP	2,126,000	Citibank N.A.	12/13/19	96,201
USD	10,825,942	GBP	8,554,000	Citibank N.A.	11/21/19	287,721
USD	24,816,831	GBP	20,068,954	State Street Bank and Trust Company	12/16/19	66,435
USD	5,173,056	HKD	40,549,000	State Street Bank and Trust Company	12/16/19	(4,943)
USD	25,422,654	IDR	361,980,458,733	Deutsche Bank AG	12/18/19	118,856
USD	53,036,929	JPY	5,700,000,000	State Street Bank and Trust Company	10/28/19	229,731

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,981,716	JPY	2,000,000,000	State Street Bank and Trust Company	11/18/19	$427,439
USD	7,612,242	JPY	815,000,000	State Street Bank and Trust Company	12/16/19	34,556
USD	15,984,812	JPY	1,712,082,240	Morgan Stanley & Co. LLC	12/18/19	64,159
USD	50,290,861	JPY	5,400,000,000	State Street Bank and Trust Company	12/23/19	49,927
USD	90,381,418	JPY	9,700,000,000	State Street Bank and Trust Company	01/06/20	15,201
USD	168,110	KRW	200,000,000	State Street Bank and Trust Company	12/16/19	398
USD	119,571	MYR	500,000	State Street Bank and Trust Company	12/16/19	265
USD	9,607,955	NOK	87,200,000	State Street Bank and Trust Company	12/16/19	10,624
USD	12,594,459	PLN	49,333,615	Deutsche Bank AG	12/18/19	277,524
USD	15,246,108	RUB	1,011,449,677	Morgan Stanley & Co. International PLC	12/18/19	(198,833)
USD	17,204,685	RUB	1,138,117,689	JPMorgan Chase Bank, N.A.	12/18/19	(174,491)
USD	17,679,270	RUB	1,172,736,713	Bank of America, N.A.	12/18/19	(228,541)
USD	1,000,000	SEK	9,819,086	State Street Bank and Trust Company	10/25/19	1,011
USD	2,536,083	SGD	3,494,500	State Street Bank and Trust Company	12/16/19	5,443
USD	5,225,043	TRY	30,205,452	Barclays Bank plc	10/16/19	(99,483)
USD	16,297,000	ZAR	244,736,682	Deutsche Bank AG	12/18/19	296,780
USD	5,152,424	ZAR	76,921,567	Goldman Sachs International	12/18/19	123,500
USD	611,258	ZAR	9,115,974	JPMorgan Chase Bank, N.A.	12/18/19	15,280

Total Forward Foreign Currency Exchange Contracts Outstanding						$2,955,114

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	10,272,167	USD	$(326,379)	$(345,038)	$18,659
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000	USD	39,387	321,382	(281,995)
Republic of South Africa	(1.00)%	3M	6/21/2024	Credit Suisse Securities (USA) LLC	15,471,000	USD	544,754	677,089	(132,335)
Republic of South Africa	(1.00)%	3M	12/22/2022	Credit Suisse Securities (USA) LLC	5,580,000	USD	64,773	157,663	(92,890)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000	USD	$19,599	$333,473	$(313,874)
Republic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000	USD	162,081	87,706	74,375
United Mexican States	(1.00)%	3M	12/21/2023	Credit Suisse Securities (USA) LLC	8,394,000	USD	(26,861)	135,654	(162,515)
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	13,536,000	USD	(90,759)	11,414	(102,173)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)							$386,595	$1,379,343	$(992,748)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BBB-	16,519,000	USD	$160,522	$(260,518)	$421,040

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)								$160,522	$(260,518)	$421,040

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000	USD	$371,676	$(4,922,898)	$5,294,574
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500	USD	(1,533,131)	(4,165,598)	2,632,467
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	310,750,000	USD	(9,199,132)	(8,779,225)	(419,907)
CDX.EM.31	1.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,500,000	USD	(2,135,562)	(1,683,850)	(451,712)
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	26,737,500	USD	851,081	232,708	618,373
CDX.NA.HY.26	5.00%	3M	06/22/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	45,120,000	USD	1,992,734	1,215,256	777,478

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.27	5.00%	3M	12/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	49,820,000	USD	$2,452,599	$3,386,965	$(934,366)
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	55,100,000	USD	3,480,005	4,008,323	(528,318)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	55,839,120	USD	4,163,409	3,908,141	255,268
CDX.NA.HY.32	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	31,185,000	USD	2,200,353	2,268,345	(67,992)
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	88,319,080	EUR	8,097,486	10,410,947	(2,313,461)
iTraxx Europe Crossover Series 30	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	29,199,600	EUR	2,989,077	2,550,153	438,924
iTraxx Europe Crossover Series 31	5.00%	3M	06/20/24	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	8,600,000	EUR	935,303	1,061,665	(126,362)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$14,665,898	$9,490,932	$5,174,966

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000	USD	$63,926	$520,876	$(456,950)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000	USD	2,131	17,362	(15,231)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$66,057	$538,238	$(472,181)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.11	(2.00)%	1M	11/18/2054	Goldman Sachs International	1,091,000	USD	$8,794	$19,993	$(11,199)
CMBX.NA.AAA.10	(0.50)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	35,770,862	USD	(323,842)	(56,378)	(267,464)
CMBX.NA.AAA.6	(0.50)%	1M	5/12/2063	J.P. Morgan Securities LLC	70,352,462	USD	(602,733)	1,283,528	(1,886,261)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	27,209,447	USD	$(233,112)	$(204,818)	$(28,294)
CMBX.NA.AAA.8	(0.50)%	1M	10/18/2057	J.P. Morgan Securities LLC	59,801,014	USD	(765,349)	2,371,495	(3,136,844)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Goldman Sachs International	20,500,000	USD	(262,364)	(209,190)	(53,174)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831	USD	(200,828)	(50,377)	(150,451)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	30,353,610	USD	(388,473)	(216,024)	(172,449)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	23,898,023	USD	(305,853)	(124,745)	(181,108)
CMBX.NA.BBB-.9	(3.00)%	1M	9/18/2058	Goldman Sachs International	162,000	USD	4,452	5,003	(551)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	10,000	USD	275	593	(318)

Total OTC Credit Default Swaps on Index (Buy Protection)							$(3,069,033)	$2,819,080	$(5,888,113)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.11	2.00%	1M	11/18/54	Goldman Sachs International	A	4,363,000	USD	$(35,168)	$(76,701)	$41,533
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737	USD	171,681	(78,706)	250,387
CMBX.NA.A.7	2.00%	1M	01/17/47	Goldman Sachs International	A	2,557,521	USD	44,303	(15,911)	60,214
CMBX.NA.A.8	2.00%	1M	10/17/57	Goldman Sachs International	A	6,748,418	USD	88,276	100,759	(12,483)
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000	USD	81,730	(844,810)	926,540
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	20,977,821	USD	274,411	(503,585)	777,996
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	13,357,409	USD	174,728	(288,847)	463,575
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,176,656	USD	172,364	(192,513)	364,877
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000	USD	72,794	(417,706)	490,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000	USD	$116,470	$(428,804)	$545,274
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000	USD	87,353	(184,803)	272,156
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	10,970,425	USD	159,716	(180,062)	339,778
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884	USD	144,348	(109,377)	253,725
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164	USD	41,204	(25,976)	67,180
CMBX.NA.A.9	2.00%	1M	09/17/58	JPMorgan Chase Bank, N.A.	A	2,557,521	USD	37,234	(37,661)	74,895
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000	USD	34,577	(78,172)	112,749
CMBX.NA.A7	2.00%	1M	01/17/47	Merrill Lynch Capital Services, Inc.	A	1,013,180	USD	17,551	(20,140)	37,691
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000	USD	353,553	(344,782)	698,335
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000	USD	157,765	(41,868)	199,633
CMBX.NA.AAA.11	0.50%	1M	11/18/54	J.P. Morgan Securities LLC	AAA	30,000,000	USD	114,258	(350,779)	465,037
CMBX.NA.AAA.11	0.50%	1M	11/18/54	Credit Suisse International	AAA	23,500,000	USD	89,502	(294,882)	384,384
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Citigroup Global Markets, Inc.	AAA	1,665,000	USD	(5,391)	(2,787)	(2,604)
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Barclays Bank PLC	AAA	3,648,000	USD	(11,813)	(5,398)	(6,415)
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Goldman Sachs International	AAA	3,330,000	USD	(10,783)	(3,167)	(7,616)
CMBX.NA.AAA.12	0.50%	1M	08/17/61	Morgan Stanley Capital Services LLC	AAA	26,275,000	USD	(85,081)	(197,661)	112,580
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000	USD	175,336	(738,194)	913,530
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	AJ	1,514,696	USD	(469,130)	(204,873)	(264,257)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	AJ	5,224,320	USD	(1,618,070)	(706,872)	(911,198)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	AJ	1,782,563	USD	(552,093)	(374,042)	(178,051)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	4,848,000	USD	$(160,790)	$(521,261)	$360,471
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	5,524,000	USD	(183,210)	(322,568)	139,358
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	217,000	USD	(7,197)	(11,708)	4,511
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	415,000	USD	(13,764)	(16,392)	2,628
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	21,405,000	USD	(709,922)	(787,717)	77,795
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	2,893,000	USD	(95,950)	(142,297)	46,347
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	9,489,000	USD	(314,714)	(419,635)	104,921
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Citigroup Global Markets, Inc.	BBB-	3,084,000	USD	(102,284)	(126,351)	24,067
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	16,113,000	USD	(534,407)	(1,389,213)	854,806
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Goldman Sachs International	BBB-	13,104,000	USD	(571,258)	(818,555)	247,297
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	7,500,000	USD	(326,956)	(325,446)	(1,510)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	11,708,000	USD	(510,400)	(819,153)	308,753
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse International	BBB-	11,093,000	USD	(483,590)	(780,007)	296,417
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	34,067,000	USD	(1,485,122)	(2,124,187)	639,065
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	49,479,000	USD	(2,156,995)	(3,454,335)	1,297,340
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000	USD	(326,956)	(620,026)	293,070
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000	USD	(653,912)	(1,111,728)	457,816
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	10,000,000	USD	(435,941)	(807,589)	371,648

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	15,000,000	USD	$(653,912)	$(1,216,139)	$562,227
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	8,276,000	USD	(358,351)	(1,007,035)	648,684
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000	USD	(12,384)	(20,492)	8,108
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	1,420,000	USD	(61,486)	(79,786)	18,300
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,809,000	USD	(78,330)	(106,783)	28,453
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000	USD	(44,382)	(60,824)	16,442
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Citigroup Global Markets, Inc.	BBB-	1,022,000	USD	(44,253)	(53,690)	9,437
CMBX.NA.BBB-.9	3.00%	1M	09/18/58	JPMorgan Chase Bank, N.A.	BBB-	172,000	USD	(4,727)	(9,201)	4,474

Total OTC Credit Default Swaps on Index (Sell Protection)								$(10,509,568)	$(23,800,438)	$13,290,870

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at September 30, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3I Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	140,463 GBP	$7,653
AAK AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	5,114,043 SEK	18,609
Acacia Communications, Inc.	07/13/21	M	2.52%	J.P. Morgan Securities LLC	31,857,550 USD	464,569
Acciona SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	190,041 EUR	3,581
Adidas AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	532,814 EUR	28,248
Admiral Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	119,389 GBP	(1,169)
ADP LLC	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	94,307 EUR	3,048
ADP LLC	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	2,244,360 EUR	72,538
Advanced Disposal Services, Inc.	06/22/21	M	2.37%	J.P. Morgan Securities LLC	1,765,261 USD	—
Advanced Disposal Services, Inc.	04/19/21	M	2.27%	Goldman Sachs International	27,446,316 USD	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Liquide SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	273,340 EUR	$1,145
Airbus SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	423,972 EUR	(2,314)
Akzo Nobel NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	3,699,367 EUR	79,425
Akzo Nobel NV	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	4,025,859 EUR	87,552
Allergan PLC	01/27/20	M	2.47%	Credit Suisse Securities (Europe) Limited	16,244,049 USD	136,458
Allergan PLC	06/29/21	M	2.52%	J.P. Morgan Securities LLC	46,885,658 USD	401,813
Allreal Holding AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	30,304 CHF	385
Almirall SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	170,431 EUR	3,538
Alstom	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	6,255,026 EUR	(10,739)
Alstria Office REIT-AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	487,377 EUR	12,434
Alten SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	418,673 EUR	15,767
Altice NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,848,324 EUR	182,685
Altran Technologies SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	46,531 EUR	(158)
Altran Technologies SA	06/29/21	M	0.05%	Goldman Sachs International	6,559,404 EUR	(22,257)
Altran Technologies SA	03/09/21	M	0.05%	JPMorgan Chase Bank, N.A.	6,504,504 EUR	(22,071)
Amplifon SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	311,194 EUR	1,819
AMS AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	2,216,401 CHF	(115,307)
Ashmore Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	356,021 GBP	16,332
ASM International NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	627,500 EUR	14,383
ASML Holding NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	190,378 EUR	1,796
Assa Abloy AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	4,031,362 SEK	3,013
AstraZeneca PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	371,693 GBP	5,800
Atlantia SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	102,560 EUR	2,735
ATLAS COPCO AB A SHS	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	1,505,758 SEK	(3,980)
Atos SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	535,700 EUR	1,811
Atos SE	07/27/20	M	0.09%	JPMorgan Chase Bank, N.A.	10,776,284 EUR	36,432
Auto Trader Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	19,935 GBP	(369)
Auto Trader Group PLC	03/24/21	M	1.11%	JPMorgan Chase Bank, N.A.	62,359 GBP	(1,155)
Aveva Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	238,071 GBP	(789)
AXA SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	744,222 EUR	11,834
AXA SA	07/27/20	M	0.10%	JPMorgan Chase Bank, N.A.	11,975,766 EUR	155,024
Axfood AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	855,859 SEK	1,825
Azimut Holding SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	231,003 EUR	(729)
Baloise Holding AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	257,826 CHF	2,333
Banca Generali SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	335,394 EUR	(258)
Banco Santander SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	4,002,963 EUR	98,323
Barclays PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	945,505 GBP	11,311
Barratt Developments PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	235,033 GBP	626

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Barrick Gold Corp.	09/21/21	M	1.11%	Goldman Sachs International	946,065 GBP	$23,902
BASF SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	602,617 EUR	7,250
Bayer AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	649,544 EUR	(12,471)
Bayer AG	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	1,325,429 EUR	(25,449)
BE Semiconductor Industries	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	327,139 EUR	(3,685)
BHP Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	94,207 GBP	(1,894)
BNP Paribas SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	851,329 EUR	13,915
BNP Paribas SA	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	2,226,070 EUR	36,386
Bouygues SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,130,399 EUR	55,351
Bureau Veritas SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	3,417,174 EUR	13,532
Caesars Entertainment Corp.	06/29/21	M	2.37%	J.P. Morgan Securities LLC	28,364,113 USD	(454,783)
Caesars Entertainment Corp.	06/28/21	M	2.27%	Goldman Sachs International	10,526,888 USD	(168,786)
CaixaBank SA	02/23/21	M	0.05%	JPMorgan Chase Bank, N.A.	379,421 EUR	10,378
CaixaBank SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,469,526 EUR	67,549
Cancom SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	104,703 EUR	(3,356)
Carl Zeiss Meditec AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	599,030 EUR	5,032
Carlsberg A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	3,681,553 DKK	10,775
Carrizo Oil & Gas, Inc.	07/19/21	M	2.52%	J.P. Morgan Securities LLC	10,685,845 USD	(284,714)
Casino Guichard Perrachon	11/26/20	M	30.44%	Credit Suisse Securities (Europe) Limited	237,065 EUR	(12,681)
Castellum AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	6,093,562 SEK	28,248
Celgene Corp.	07/07/21	M	2.52%	J.P. Morgan Securities LLC	36,946,659 USD	(44,595)
Celgene Corp.	01/27/20	M	2.47%	Credit Suisse Securities (Europe) Limited	10,796,217 USD	(13,031)
Cellnex Telecom SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	830,489 EUR	18,026
Centamin PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	47,945 GBP	(2,385)
Cerved Information Solutions	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	1,898,638 EUR	(16,679)
CGG SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	5,247,379 EUR	(214,009)
Christian Dior SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	156,602 EUR	157
Christian Dior SE	06/02/21	M	0.05%	JPMorgan Chase Bank, N.A.	314,071 EUR	316
Coca-Cola HBC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	103,298 GBP	2,784
Coloplast B	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	5,158,872 DKK	2,749
Compagnie de Saint Gobain	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	4,463,569 EUR	188,578
Compagnie de Saint Gobain	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	2,960,218 EUR	124,257
Compass Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	523,151 GBP	19,963
CompuGroup Medical SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	137,782 EUR	3,908
Croda International PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	881,560 GBP	3,580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Croda International PLC	07/27/20	M	1.01%	JPMorgan Chase Bank, N.A.	3,284,087 GBP	$13,338
CTS Eventim AG & Co. KGaA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	288,323 EUR	13,702
Cypress Semiconductor Corp.	06/07/21	M	2.27%	Goldman Sachs International	39,521,990 USD	33,895
Danaher Corp.	03/10/21	M	2.90%	Morgan Stanley Capital Services LLC	3,699,360 USD	(51,200)
Danone	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,017,491 EUR	8,741
Danone	07/27/20	M	0.11%	JPMorgan Chase Bank, N.A.	9,915,748 EUR	42,962
Dassault Aviation SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	670,032 EUR	1,127
Dassault Aviation SA	11/25/20	M	0.13%	JPMorgan Chase Bank, N.A.	2,966,544 EUR	4,990
Dassault Systemes SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	19,117 EUR	683
Deutsche Boerse AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	299,936 EUR	8,658
Diageo PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	585,946 GBP	18,968
Dialog Semiconductor PLC	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	778,760 EUR	(586)
Diasorin SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	126,428 EUR	3,036
DSV A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	4,163,773 DKK	560
DSV A/S	09/21/20	M	0.40%	Credit Suisse Securities (Europe) Limited	14,898,235 CHF	5,837
Edenred	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	589,504 EUR	1,023
Egypt Treasury Bills	12/05/19	3M	0.00%	Citibank N.A.	271,171 USD	13,622
Egypt Treasury Bills	11/12/19	3M	0.00%	Deutsche Bank AG	3,027,873 USD	125,641
Egypt Treasury Bills	11/14/19	3M	0.00%	Goldman Sachs International	1,356,869 USD	51,052
Electricite de France SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,468,327 EUR	(97,211)
Electricite de France SA	09/02/20	M	0.15%	JPMorgan Chase Bank, N.A.	106,550 EUR	(4,196)
Elisa Oyj	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	564,307 EUR	9,105
Endesa SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	427,041 EUR	8,441
Enel SpA	10/04/19	M	0.44%	Credit Suisse Securities (Europe) Limited	13,656 EUR	402
Engie	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,794,249 EUR	87,281
Engie	05/11/21	M	0.05%	JPMorgan Chase Bank, N.A.	6,300,007 EUR	306,463
Essilor International SA	11/26/20	M	0.44%	Credit Suisse Securities (Europe) Limited	1,074,964 EUR	(1,769)
Essity Aktiebolag	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	18,689,223 SEK	29,528
Euronext NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	513,229 EUR	26,136
Evolution Gaming Group	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	662,220 SEK	(483)
EvotecAG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	191,862 EUR	205
Evraz PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	70,279 GBP	(3,442)
Experian PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	515,537 GBP	12,688
Fabege AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	4,970,021 SEK	23,623
Fastighets Ab Balder B Shares	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	5,927,555 SEK	43,282
Ferrari	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	348,894 EUR	8,515
Ferrovial SA	08/25/21	M	0.05%	JPMorgan Chase Bank, N.A.	394,500 EUR	3,433
Ferrovial SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	269,286 EUR	2,344
Fidelity National Financial, Inc.	06/30/21	M	2.37%	J.P. Morgan Securities LLC	54,301 USD	945
Fielmann AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	146,996 EUR	6,030

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fresenius Se & Co. KGaA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	644,898 EUR	$(23,673)
Galapagos NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	262,486 EUR	(10,450)
Gannett Co, Inc.	08/09/21	M	2.52%	J.P. Morgan Securities LLC	5,894,180 USD	(216,737)
Gannett Co, Inc.	08/16/21	M	2.27%	Goldman Sachs International	5,716,739 USD	(210,212)
Gaztransport Et Technigaz SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	182,732 EUR	13,332
Gaztransport Et Technigaz SA	09/27/21	M	0.05%	JPMorgan Chase Bank, N.A.	255,450 EUR	18,638
Genmab A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,767,490 DKK	(2,663)
Genomic Health, Inc.	08/02/21	M	2.52%	J.P. Morgan Securities LLC	8,476,613 USD	(391,045)
Georgian Government Bonds	09/22/20	3M	0.00%	Credit Suisse International	25,449,512 USD	40,624
Getinge AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	3,421,534 SEK	(9,092)
Getlink SE	05/26/21	M	0.05%	JPMorgan Chase Bank, N.A.	1,231,200 EUR	9,810
Getlink SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	972,922 EUR	7,752
Gjensidige Forsikring ASA	11/26/20	M	1.80%	Credit Suisse Securities (Europe) Limited	4,982,470 NOK	(10,718)
Global Payments, Inc.	09/22/21	M	2.27%	Goldman Sachs International	582,919 USD	(2,410)
Greencore Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	39,698 GBP	(194)
Greene King PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	49,535 GBP	101
Greggs PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	279,438 GBP	12,612
Grieg Seafood ASA	11/26/20	M	1.80%	Credit Suisse Securities (Europe) Limited	2,046,519 NOK	(2,994)
Grifols SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	292,707 EUR	(706)
Halma PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	450,232 GBP	5,675
HELVETIA HOLDING AG REG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	135,247 CHF	1,492
Hera SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	514,541 EUR	25,860
Hermes International	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	139,598 EUR	1,944
Hiscox Ltd.	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	20,686 GBP	548
HomeServe PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	91,455 GBP	668
Hufvudstaden AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	4,851,217 SEK	16,284
Iberdrola SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	103,748 EUR	2,250
ICA Gruppen AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	7,578,345 SEK	13,258
II VI, Inc.	11/12/20	M	1.45%	Goldman Sachs International	6,634,288 USD	(235,363)
IMCD NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	280,150 EUR	3,183
Imperial Brands PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	2,037,755 GBP	(318,036)
Indonesia Government	05/19/48	3M	0.00%	Deutsche Bank AG	5,533,966 USD	(257,455)
Indonesia Government	06/22/20	3M	0.00%	Bank of America, N.A.	1,553,313 USD	25,120
Indonesia Government	05/17/24	3M	0.00%	Deutsche Bank AG	2,101,470 USD	43,649

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Indonesia Government	04/15/20	3M	0.00%	Bank of America, N.A.	10,541,656 USD	$(8,824)
Indonesia Government	06/17/32	3M	0.00%	Deutsche Bank AG	11,377,150 USD	11,853
Indutrade AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	1,545,394 SEK	(1,465)
Inficon Holding AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	220,150 CHF	(170)
ING Groep NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,098,692 EUR	9,940
ING Groep NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,959,791 EUR	49,753
INGENICO GROUP	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	304,782 EUR	8,450
Innogy SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	44,422 EUR	65
Innogy SE	09/16/20	M	0.15%	JPMorgan Chase Bank, N.A.	13,055,178 EUR	19,143
InterContinental Hotels Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	2,915,108 GBP	61,055
InterContinental Hotels Group PLC	07/27/20	M	1.01%	JPMorgan Chase Bank, N.A.	4,740,500 GBP	99,286
Intermediate Capital Group	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	461,768 GBP	5,516
Investor AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	2,891,837 SEK	6,554
Iren SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	175,979 EUR	11,229
Italgas SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	374,377 EUR	9,591
IWG PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	409,954 GBP	1,112
JD Sports Fashion PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	224,688 GBP	21,733
JM Ab	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	6,356,567 SEK	21,480
Kerry Group PLC	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	199,290 EUR	4,758
Kesko Oyj	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	371,825 EUR	10,031
Kone Oyj	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	318,873 EUR	6,093
Koninklijke DSM NV	08/04/21	M	0.05%	JPMorgan Chase Bank, N.A.	315,939 EUR	11,941
Koninklijke KPN NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	7,019,780 EUR	266,898
Koninklijke KPN NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,299,314 EUR	4,387
Koninklijke KPN NV	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	9,458,838 EUR	18,049
Korian SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	140,729 EUR	3,664
LANDIS GYR GROUP AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	583,545 CHF	17,504
Leg Immobilien AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	20,797 EUR	564
LegacyTexas Financial Group	07/06/21	M	2.52%	J.P. Morgan Securities LLC	3,043,239 USD	14,047
LegacyTexas Financial Group	06/21/21	M	2.27%	Goldman Sachs International	6,885,960 USD	31,784
Linde BR	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	514,974 EUR	8,320
London Stock Exchange Group	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	552,845 GBP	186
Lundbergs AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	4,995,872 SEK	2,755
Marine Harvest	11/26/20	M	1.80%	Credit Suisse Securities (Europe) Limited	4,203,816 NOK	(8,853)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Medidata Solutions, Inc.	06/16/21	M	2.27%	Goldman Sachs International	27,431,820 USD	$(71,764)
Meggitt PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	130,040 GBP	759
Mellanox Technologies Ltd.	05/25/21	M	2.52%	J.P. Morgan Securities LLC	20,031,955 USD	(381,920)
Mellanox Technologies Ltd.	03/15/21	M	2.27%	Goldman Sachs International	22,243,005 USD	(424,074)
METRO AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	125,721 EUR	1,193
Metso Oyj	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	244,696 EUR	(1,316)
Milacron Holdings Corp.	07/14/21	M	2.52%	J.P. Morgan Securities LLC	15,747,145 USD	142,983
Millennium & Copthorne Hotel	06/15/21	M	1.11%	Goldman Sachs International	437,968 GBP	3,145
Moneysupermarket.com Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	176,304 GBP	1,094
MSHCCXBI	07/29/20	M	2.40%	Morgan Stanley Capital Services LLC	33,550,978 USD	(1,937,920)
MTU Aero Engines AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	500,518 EUR	15,416
NCC AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	1,351,766 SEK	4,274
Nemetschek	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	95,170 EUR	4,099
Neste Oyj	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	190,063 EUR	2,905
Nexans SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	124,763 EUR	(2,018)
Nibe Industrier AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	3,386,125 SEK	(413)
NOS SGPS SA	03/27/20	M	0.01%	Credit Suisse Securities (Europe) Limited	235,672 EUR	(4,037)
Novartis AG	11/26/20	M	0.86%	Credit Suisse Securities (Europe) Limited	26,451 CHF	30
Nyfosa AB	11/26/20	M	0.30%	Credit Suisse Securities (Europe) Limited	1,713,339 SEK	13,733
Ocado Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	190,975 GBP	1,879
Orange Belgium	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	62,797 EUR	(1,829)
Orange Belgium	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	1,065,318 EUR	(31,027)
Orkla ASA	11/26/20	M	1.80%	Credit Suisse Securities (Europe) Limited	1,769,032 NOK	2,716
Orsted A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	5,727,960 DKK	8,760
OSRAM LICHT AG	09/21/21	M	0.05%	JPMorgan Chase Bank, N.A.	5,892,706 EUR	172,848
Pacific Biosciences of California, Inc.	11/04/20	M	2.27%	Goldman Sachs International	6,713,287 USD	(549,486)
Pernod Ricard SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	240,955 EUR	(1,359)
Playtech Ltd.	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	3,995,516 GBP	(113,673)
Polymetal International PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	519,771 GBP	(6,657)
Poste Italiane SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	567,384 EUR	22,427
PROXIMUS	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	281,744 EUR	4,923
Prudential PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	3,034,056 GBP	85,189
Prudential PLC	07/27/20	M	1.04%	JPMorgan Chase Bank, N.A.	6,726,161 GBP	186,329
PSP Swiss Property AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	796,522 CHF	9,562
Publicis Groupe	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	10,004 EUR	(134)
Publicis Groupe	07/27/20	M	0.05%	JPMorgan Chase Bank, N.A.	1,478,844 EUR	(19,760)
Puma SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	655,646 EUR	21,247
Recordati SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	567,906 EUR	(6,843)
Renault SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,425,286 EUR	(70,874)
Renault SA	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	1,991,161 EUR	(105,475)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rentokil Initial PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	467,388 GBP	$18,906
Rheinmetall AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	161,140 EUR	1,450
Roche Holding AG Genusschein	11/25/20	M	0.51%	JPMorgan Chase Bank, N.A.	3,682,792 CHF	98,478
Roche Holdings AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	1,495,081 CHF	38,570
Royal Dutch Shell PLC	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	155,804 EUR	1,818
Royal Dutch Shell PLC	11/25/20	M	0.15%	JPMorgan Chase Bank, N.A.	5,323,000 EUR	62,127
RSA Insurance Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	1,891,275 GBP	43,457
RSA Insurance Group PLC	07/27/20	M	1.01%	JPMorgan Chase Bank, N.A.	2,622,000 GBP	60,248
RWE AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	331,098 EUR	1,516
S.O.I.T.E.C.	11/26/20	M	0.44%	Credit Suisse Securities (Europe) Limited	258,545 EUR	4,098
Safran SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,626,601 EUR	42,093
Safran SA	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	9,673,534 EUR	250,328
Sage Groupl PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	100,209 GBP	3,293
Sanofi	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	3,206,164 EUR	57,206
Sanofi	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	4,184,500 EUR	74,662
Sanofi	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	49,048,198 EUR	875,138
SAP SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	6,345,103 EUR	(13,910)
SAP SE	07/27/20	M	0.14%	JPMorgan Chase Bank, N.A.	3,390,211 EUR	(8,202)
Sartorius AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	249,824 EUR	(2,258)
Sartorius Stedim Biotech	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	287,353 EUR	(973)
SBM Offshore NV	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	86,833 EUR	(3,323)
SCOR SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	24,251 EUR	(208)
SCOR SE	11/25/20	M	0.15%	JPMorgan Chase Bank, N.A.	5,564,665 EUR	(47,645)
Scout24 AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,199,640 EUR	105,279
Segro PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	549,443 GBP	17,261
Semgroup Corp. Class A	09/20/21	M	2.27%	Goldman Sachs International	7,132,630 USD	(157,934)
Siemens AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	45,932 EUR	802
SIG COMBIBLOC GROUP AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	80,060 CHF	(954)
Smith & Nephew PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	888,060 GBP	20,731
Smith & Nephew PLC	07/27/20	M	1.01%	JPMorgan Chase Bank, N.A.	4,907,893 GBP	114,569
SNAM SPA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	42,185 EUR	1,740
Societe Generale SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	2,227,185 EUR	(27,683)
Societe Generale SA	08/25/21	M	0.05%	JPMorgan Chase Bank, N.A.	2,368,906 EUR	(29,445)
Sodexo	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	20,962 EUR	728
Sonova Holding AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	311,280 CHF	12,152
Spark Therapeutics, Inc.	03/01/21	M	2.27%	Goldman Sachs International	20,247,066 USD	(987,032)
Spie SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	718,166 EUR	(851)
Spie SA	07/27/20	M	0.11%	JPMorgan Chase Bank, N.A.	3,991,844 EUR	(4,732)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Spirax Sarco Engineering PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	135,685 GBP	$(3,335)
Sprint Corp.	10/07/20	M	2.27%	Goldman Sachs International	29,163,564 USD	(1,858,679)
SRC Energy, Inc.	09/14/21	M	2.52%	J.P. Morgan Securities LLC	715,843 USD	(20,879)
SRC Energy, Inc.	08/30/21	M	2.27%	Goldman Sachs International	2,075,626 USD	(60,539)
Stewart Information Services Corp.	12/16/20	M	2.27%	Goldman Sachs International	171,903 USD	7,734
Ströer SE & Co. KGaA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	513,854 EUR	5,670
Suedzucker AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	120,223 EUR	747
Suez	08/04/21	M	0.05%	JPMorgan Chase Bank, N.A.	1,992,900 EUR	28,993
Suez	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	533,414 EUR	7,760
Swiss Life Holding AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	588,367 CHF	(3,928)
Swiss Prime Site REG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	181,768 CHF	(1,020)
Talanx AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	432,904 EUR	3,115
Tate & Lyle PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	130,383 GBP	(218)
Telenor ASA	11/26/20	M	1.80%	Credit Suisse Securities (Europe) Limited	4,550,222 NOK	(821)
Teleperformance	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	226,495 EUR	3,525
Terna Rete Elettrica Nazionale SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	164,324 EUR	7,273
Thales SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	440,843 EUR	7,520
Thales SA	05/11/21	M	0.05%	JPMorgan Chase Bank, N.A.	6,231,000 EUR	107,905
Tiffany & Co.	01/27/20	M	2.47%	Credit Suisse Securities (Europe) Limited	1,641,210 USD	15,200
TOMTOM	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	483,703 EUR	(33,550)
Topdanmark A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,585,374 DKK	(3,448)
Total SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	164,780 EUR	(2,879)
Total SA	07/27/20	M	0.15%	JPMorgan Chase Bank, N.A.	4,918,912 EUR	(85,932)
TP ICAP PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	90,872 GBP	(1,969)
Traton SE	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,837,455 EUR	(74,526)
Tryg A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,660,729 DKK	(7,771)
Ukraine Treasury Bills	10/18/19	3M	0.00%	Citibank N.A.	5,635,665 USD	450,733
Unicredit SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	2,815,728 EUR	9,674
Unilever PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	456,718 GBP	2,596
UNIPOL GRUPPO SPA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	304,759 EUR	5,459
UnipolSai Assicurazioni SpA	10/04/19	M	0.01%	Credit Suisse Securities (Europe) Limited	373,391 EUR	5,923
Unite Group PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	576,557 GBP	17,290
VEOLIA ENVIRONNEMENT	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	393,540 EUR	15,081
Verbund AG	04/24/20	M	0.01%	Credit Suisse Securities (Europe) Limited	605,300 EUR	(17,278)
Versum Materials, Inc.	06/22/21	M	2.37%	J.P. Morgan Securities LLC	1,733,041 USD	17,195
Versum Materials, Inc.	04/14/21	M	2.27%	Goldman Sachs International	29,598,023 USD	293,665

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vestas Wind Systems A/S	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	840,563 DKK	$(2,220)
Vivendi	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	1,809,055 EUR	17,787
Vivendi	07/27/20	M	0.11%	JPMorgan Chase Bank, N.A.	5,907,927 EUR	54,156
WABCO Holdings, Inc.	03/31/21	M	2.27%	Goldman Sachs International	47,315,028 USD	(134,047)
WABCO Holdings, Inc.	06/22/21	M	2.37%	J.P. Morgan Securities LLC	3,273,040 USD	(9,273)
WellCare Health Plans, Inc.	03/31/21	M	2.27%	Goldman Sachs International	47,784,831 USD	(1,858,870)
Wirecard AG	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	633,018 EUR	5,666
Wolters Kluwer	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	816,745 EUR	37,681
Worldline SA	11/26/20	M	0.01%	Credit Suisse Securities (Europe) Limited	205,659 EUR	(6,940)
Worldline SA	05/05/21	M	0.05%	JPMorgan Chase Bank, N.A.	1,197,748 EUR	(40,421)
Zurich Insurance Group AG	11/26/20	M	0.41%	Credit Suisse Securities (Europe) Limited	559,088 CHF	3,988

Total Buys						$(4,391,257)

Sells
ABB Ltd.	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	268,207 CHF	$1,160
AbbVie, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	6,144,238 USD	(235,475)
AbbVie, Inc.	06/29/21	M	1.55%	J.P. Morgan Securities LLC	16,185,647 USD	(619,196)
Adyen NV	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	148,322 EUR	4,877
AENA SME SA	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	466,997 EUR	(18,175)
Ageas	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	1,273,062 EUR	3,265
AIA Group Ltd.	11/04/19	M	1.96%	Credit Suisse Securities (Europe) Limited	10,788,896 HKD	15,622
Alcon, Inc.	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	282,160 CHF	6,363
Allianz SE	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,758,445 EUR	(23,589)
Allianz SE	06/02/21	M	0.85%	JPMorgan Chase Bank, N.A.	1,350,099 EUR	(18,111)
American Equity Investment Life Holdings	09/22/21	M	1.60%	Goldman Sachs International	2,430,127 USD	15,209
Assicurazioni Generali	10/04/19	M	0.94%	Credit Suisse Securities (Europe) Limited	5,868,534 EUR	46,428
Aviva PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	491,381 GBP	(17,436)
AXA Equitable Holdings, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	724,777 USD	5,840
BancorpSouth Bank	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,536,373 USD	(37,069)
BancorpSouth Bank	09/23/20	M	1.60%	Goldman Sachs International	5,571,372 USD	(45,527)
Barrick Gold Corp.	07/21/21	M	1.45%	Goldman Sachs International	1,167,466 USD	79,714
Bayerische Motoren Werke AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	149,632 EUR	(1,504)
Beiersdorf AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	918,157 EUR	(6,516)
Bristol Myers Squibb Co	07/07/21	M	1.55%	J.P. Morgan Securities LLC	18,326,231 USD	(68,923)
Bristol Myers Squibb Co.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	10,506,594 USD	(39,514)
BT Group PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	358,197 GBP	(5,746)
Callon Petroleum Co	07/19/21	M	1.55%	J.P. Morgan Securities LLC	10,735,708 USD	404,672
Capgemini	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,153,152 EUR	(29,756)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Capgemini	08/04/21	M	0.85%	JPMorgan Chase Bank, N.A.	4,224,000 EUR	$(108,995)
Capitol Federal Financial, Inc.	09/23/20	M	1.60%	Goldman Sachs International	17,418,572 USD	322,566
Cathay General Bancorp	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	17,580,635 USD	281,390
Centene Corp.	07/28/21	M	1.55%	J.P. Morgan Securities LLC	194,374 USD	13,115
Centene Corp.	03/31/21	M	1.45%	Goldman Sachs International	26,397,487 USD	1,781,076
Compagnie Financiere Richemont SA	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	513,037 CHF	1,819
Continental AG	08/04/21	M	0.85%	JPMorgan Chase Bank, N.A.	5,428,000 EUR	15,041
Continental AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,661,086 EUR	4,603
CRH PLC	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	272,276 EUR	(9,501)
Daimler AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	94,468 EUR	1,381
Deutsche Telekom AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,438,273 EUR	3,049
Deutsche Telekom AG	07/27/20	M	0.84%	JPMorgan Chase Bank, N.A.	983,049 EUR	2,084
Deutshe Bank AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,821,591 EUR	50,685
Deutshe Bank AG	08/04/21	M	0.85%	JPMorgan Chase Bank, N.A.	2,582,513 EUR	71,857
Douglas Emmett, Inc.	08/11/21	M	1.60%	Goldman Sachs International	5,943,081 USD	(72,821)
DSV A/S	09/21/20	M	0.40%	Credit Suisse Securities (Europe) Limited	93,349,520 DKK	(12,556)
DSV A/S	04/08/21	M	1.09%	Goldman Sachs International	6,982,818 DKK	(939)
E.On SE	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	480,918 EUR	1,114
E.On SE	06/02/21	M	0.85%	JPMorgan Chase Bank, N.A.	446,900 EUR	1,035
Eaton Vance Corp.	01/27/21	M	1.60%	Goldman Sachs International	7,458,814 USD	6,634
Eldorado Resorts, Inc.	06/29/21	M	1.55%	J.P. Morgan Securities LLC	8,393,819 USD	537,914
Eldorado Resorts, Inc.	06/28/21	M	0.95%	Goldman Sachs International	3,602,725 USD	230,879
Eli Lilly & Co.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	124,570 USD	2,564
EMS Chemie Holdings AG	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	595,113 CHF	(12,739)
Enagas SA	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	315,403 EUR	(9,187)
Energy Transfer LP	09/20/21	M	1.45%	Goldman Sachs International	4,158,481 USD	144,243
Essilor International SA	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	15,674,133 EUR	25,797
ESTEE LAUDER COMPANIES CL A	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	280,814 USD	(6,271)
EVERTEC, Inc.	06/30/21	M	1.60%	Goldman Sachs Bank USA	3,971,447 USD	73,661
Evo Payments, Inc. Class A	03/17/21	M	1.60%	Goldman Sachs International	6,325,891 USD	138,620
Evonik Industries AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	618,112 EUR	(9,043)
Exact Science Corp.	08/02/21	M	1.55%	J.P. Morgan Securities LLC	3,315,348 USD	428,117
Ferguson PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	213,280 GBP	(353)
Fiat Chrysler Automoblies NV	10/04/19	M	0.94%	Credit Suisse Securities (Europe) Limited	96,437 EUR	2,809

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fidelity National Financial, Inc.	12/16/20	M	1.45%	Goldman Sachs International	141,862 USD	$(2,470)
Fifth Third Bancorp	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	8,584,579 USD	105,294
First Commonwealth Financial Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,342,316 USD	51,694
First Commonwealth Financial Corp.	10/14/20	M	1.60%	Goldman Sachs International	4,971,268 USD	59,182
First Financial Bancorp	09/23/20	M	1.60%	Goldman Sachs International	12,848,369 USD	91,216
First Horizon National Corp.	02/08/21	M	1.60%	Goldman Sachs International	11,096,127 USD	68,074
First Interstate BancSystem, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	2,309,002 USD	19,346
First Interstate BancSystem, Inc.	09/23/20	M	1.60%	Goldman Sachs International	3,240,151 USD	27,148
FISCHER (GEORG) REG	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	133,770 CHF	(1,094)
Fiserv, Inc.	05/18/21	M	1.60%	Goldman Sachs International	7,997,115 USD	110,394
Flagstar Bancorp, Inc.	08/30/21	M	1.60%	Goldman Sachs International	7,476,142 USD	15,367
Fleetcor Technologies, Inc.	10/14/20	M	1.60%	Goldman Sachs International	10,658,012 USD	34,820
Franklin Resources, Inc.	11/18/20	M	1.60%	Goldman Sachs International	3,253,848 USD	24,616
FUCHS PETROLUB SE	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	599,027 EUR	(15,915)
Fulton Financial Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,310,712 USD	112,859
Gas Natural SDG SA	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	346,188 EUR	—
Genworth Financial, Inc.	07/06/20	M	1.65%	Morgan Stanley Capital Services LLC	163,133 USD	1,833
Givaudan REG	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	409,072 CHF	(2,966)
Glaxosmithkline PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	504,644 GBP	(21,642)
Glaxosmithkline PLC	09/29/21	M	0.41%	Morgan Stanley Capital Services LLC	5,280,525 GBP	(255,515)
GVC Holdings PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	124,483 GBP	(3,281)
Hannover Rueck SE	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	59,466 EUR	(1,453)
HeidelbergCement AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	149,066 EUR	(1,036)
Heineken NV	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	456,461 EUR	(10,346)
Henkel AG & Co.	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	331,674 EUR	8,096
Hennes & Mauritz AB	11/26/20	M	0.46%	Credit Suisse Securities (Europe) Limited	4,629,862 SEK	(10,945)
Hennes & Mauritz AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	11,416,970 SEK	(26,989)
Hexagon AB	11/26/20	M	0.71%	Credit Suisse Securities (Europe) Limited	1,349,658 SEK	(3,193)
Hillenbrand, Inc.	07/14/21	M	1.55%	J.P. Morgan Securities LLC	4,469,835 USD	(82,556)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hilton Worldwide Holdings, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	1,491,883 USD	$18,045
HSBC Holdings PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	2,788,910 GBP	(65,460)
HSBC Holdings PLC	07/27/20	M	0.38%	JPMorgan Chase Bank, N.A.	4,334,484 GBP	(101,737)
Huntington Bancshares, Inc.	10/20/20	M	1.60%	Goldman Sachs International	5,865,660 USD	73,067
II VI, Inc.	11/12/20	M	1.45%	Goldman Sachs International	6,945,162 USD	331,527
Informa PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	828,165 GBP	(29,097)
Informa PLC	06/02/21	M	0.36%	JPMorgan Chase Bank, N.A.	248,460 GBP	(8,779)
International Business Machines Corp.	01/27/20	M	2.17%	Credit Suisse Securities (Europe) Limited	2,755,021 USD	(64,963)
Invesco Ltd.	05/19/21	M	1.60%	Goldman Sachs International	5,021,545 USD	17,723
Janus Henderson Group PLC	09/09/21	M	1.60%	Goldman Sachs International	6,401,293 USD	(147,392)
Johnson & Johnson	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	802,033 USD	14,368
Kearny Financial Corp.	09/23/20	M	1.60%	Goldman Sachs International	15,341,506 USD	231,745
Kering	11/26/20	M	0.44%	Credit Suisse Securities (Europe) Limited	617,115 EUR	(19,421)
Kerry Group PLC	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	637,455 EUR	(15,219)
Kingfisher PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	251,218 GBP	(8,755)
Koninklijke Philips NV	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	927,752 EUR	22,905
L’ Oreal	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	465,753 EUR	(21,848)
L’Oreal	07/27/20	M	0.75%	JPMorgan Chase Bank, N.A.	13,547 EUR	(635)
Lafargeholcim Ltd.	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	73,507 CHF	417
Lazard Ltd.	06/28/21	M	1.60%	Goldman Sachs International	5,098,776 USD	8,726
Legal & General Group PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	173,841 GBP	1,876
Legal & General Group PLC	02/23/21	M	0.36%	JPMorgan Chase Bank, N.A.	395,337 GBP	4,267
Leonardo SpA	10/04/19	M	0.94%	Credit Suisse Securities (Europe) Limited	276,773 EUR	2,633
Liberty Global PLC	01/27/20	M	1.72%	Credit Suisse Securities (Europe) Limited	30,528 USD	957
Lonza Group AG	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	227,486 CHF	3,460
LVMH Moet Hennessy Louis Vuitton	11/26/20	M	0.44%	Credit Suisse Securities (Europe) Limited	572,388 EUR	(4,495)
Marriott International, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	1,128,119 USD	13,267
Marsh & Mclennan Cos.	10/13/20	M	1.60%	Goldman Sachs International	8,757,194 USD	92,664
Merck KGaA	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	11,110,666 EUR	116,052
Meridian Bancorp, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	9,378,162 USD	4,999
Michelin	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	75,596 EUR	(977)
Micro Focus International	11/26/20	M	0.71%	Credit Suisse Securities (Europe) Limited	3,147 GBP	(59)
Moncler SpA	10/04/19	M	0.90%	Credit Suisse Securities (Europe) Limited	111,828 EUR	(3,748)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MSHCCIBB	07/29/20	M	1.45%	Morgan Stanley Capital Services LLC	28,357,478 USD	$1,740,763
MSHCCIHE	07/29/20	M	1.45%	Morgan Stanley Capital Services LLC	8,301,319 USD	280,949
MSHCCIHF	07/29/20	M	1.55%	Morgan Stanley Capital Services LLC	22,282,602 USD	1,042,161
MSHCCIHI	07/29/20	M	1.55%	Morgan Stanley Capital Services LLC	19,663,535 USD	273,124
MSHCCXLV	07/29/20	M	1.55%	Morgan Stanley Capital Services LLC	23,518,764 USD	416,918
MSHCQQQ	07/29/20	M	1.55%	Morgan Stanley Capital Services LLC	22,737,672 USD	197,954
MSHCSERV	07/29/20	M	1.45%	Morgan Stanley Capital Services LLC	11,129,719 USD	323,628
MSHCSPY	07/29/20	M	1.55%	Morgan Stanley Capital Services LLC	18,136,318 USD	89,944
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	837,043 EUR	(17,628)
National Bank Holdings Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	11,822,947 USD	471,457
NBT Bancorp, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	2,363,951 USD	21,130
Nestle SA	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	417,554 CHF	(4,531)
Nestle SA	07/27/20	M	1.21%	JPMorgan Chase Bank, N.A.	307,863 CHF	(3,340)
New Media Investment Group	08/09/21	M	1.55%	J.P. Morgan Securities LLC	2,623,771 USD	238,278
New Media Investment Group	08/16/21	M	1.70%	Goldman Sachs International	2,489,710 USD	226,104
New York Community Bancorp	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	13,042,142 USD	113,320
Northwest Bancshares, Inc.	12/16/20	M	1.60%	Goldman Sachs International	5,281,809 USD	98,046
Northwest Bancshares, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	8,183,902 USD	151,917
Novo Nordisk A/S	11/26/20	M	1.01%	Credit Suisse Securities (Europe) Limited	2,256,293 DKK	7,361
NRG Energy, Inc.	07/06/20	M	1.65%	Morgan Stanley Capital Services LLC	444,885 USD	(3,624)
Omnicrom Group	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	987,793 USD	(7,244)
Orange	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	1,413,403 EUR	(10,260)
Orange	08/09/21	M	0.95%	JPMorgan Chase Bank, N.A.	214,557 EUR	(1,554)
Paddy Power Betfair PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	121,693 GBP	(2,235)
PDC Energy, Inc.	09/14/21	M	1.55%	J.P. Morgan Securities LLC	716,741 USD	62,479
PDC Energy, Inc.	08/30/21	M	1.45%	Goldman Sachs International	2,069,024 USD	180,359
People’s United Financial, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	7,502,584 USD	138,937
Pfizer, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	605,607 USD	5,180
Preferred Bank	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	10,592,670 USD	125,889
Principal Financial Group, Inc.	01/13/21	M	1.60%	Goldman Sachs International	3,826,012 USD	(1,340)
Principal Financial Group, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,977,037 USD	(1,743)
Prosperity Bancshares, Inc.	07/06/21	M	1.55%	J.P. Morgan Securities LLC	2,571,954 USD	(11,338)
Prosperity Bancshares, Inc.	06/21/21	M	1.45%	Goldman Sachs International	5,821,933 USD	(25,666)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Provident Financial Services	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	6,303,659 USD	$122,761
RELX PLC	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	5,506 GBP	(25)
RELX PLC	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	526,772 EUR	(14,950)
RELX PLC	03/17/21	M	0.95%	JPMorgan Chase Bank, N.A.	1,108,336 EUR	(30,641)
REMY COINTREAU	11/26/20	M	0.44%	Credit Suisse Securities (Europe) Limited	13,531 EUR	(121)
REXEL SA	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	332,710 EUR	6,600
Rockwell Automation, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	87,503 USD	(336)
S & T Bancorp, Inc.	09/23/20	M	1.60%	Goldman Sachs International	3,292,947 USD	62,782
Sandy Spring Bancorp, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	3,141,296 USD	144,039
Schneider Electric SE	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	312,994 EUR	(7,271)
Sherwin Williams Co.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	457,694 USD	(6,946)
Siemens Healthineers AG	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	7,111,692 EUR	(177,940)
SIKA AG	06/16/21	M	1.21%	JPMorgan Chase Bank, N.A.	18,504,738 CHF	88,471
Sika AG	11/26/20	M	1.11%	Credit Suisse Securities (Europe) Limited	5,843,794 CHF	27,939
Simmons First National Corp.	01/20/21	M	1.60%	Goldman Sachs International	5,797,759 USD	138,736
Solvay SA	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	632,562 EUR	(1,600)
SPDR S&P Regional Banking ETF	02/08/21	M	1.27%	Goldman Sachs International	1,098,377 USD	11,326
SPDR S&P Regional Banking ETF	07/23/20	M	1.15%	Morgan Stanley Capital Services LLC	24,242,283 USD	249,967
Spotify Tech RG	01/27/20	M	1.72%	Credit Suisse Securities (Europe) Limited	342,507 USD	17,151
Standard Chartered PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	667,820 GBP	959
Standard Chartered PLC	08/04/21	M	0.36%	JPMorgan Chase Bank, N.A.	908,817 GBP	1,305
Stars Group, Inc.	01/27/20	M	1.87%	Credit Suisse Securities (Europe) Limited	109,378 USD	3,874
State Street Corp.	06/23/21	M	1.60%	Goldman Sachs International	4,465,135 USD	74,184
Swisscom AG	11/26/20	M	1.41%	Credit Suisse Securities (Europe) Limited	660,890 CHF	(269)
SYMRISE AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	851,642 EUR	(14,593)
Synchrony Financial	06/03/21	M	1.60%	Goldman Sachs International	7,893,048 USD	6,940
T Mobile US, Inc.	07/28/21	M	1.55%	J.P. Morgan Securities LLC	336,152 USD	5,003
T Mobile US, Inc.	10/07/20	M	1.60%	Goldman Sachs International	27,393,257 USD	407,679
Tele2 AB	11/26/20	M	0.71%	Credit Suisse Securities (Europe) Limited	3,852,115 SEK	(3,776)
Tele2 AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	27,341,918 SEK	(26,799)
Telefonica SA	11/26/20	M	0.99%	Credit Suisse Securities (Europe) Limited	865,750 EUR	(16,170)
Telefonica SA	07/27/20	M	0.75%	JPMorgan Chase Bank, N.A.	109,864 EUR	(1,964)
Telia Co. AB	11/26/20	M	0.71%	Credit Suisse Securities (Europe) Limited	13,901,844 SEK	(2,247)
THYSSEN KRUPP AG	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	222,054 EUR	(5,156)
Travis Perkins PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	128,143 GBP	7,220

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TriState Capital Holdings, Inc.	09/23/20	M	1.60%	Goldman Sachs International	2,516,350 USD	$29,549
TrustCo Bank Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	9,164,961 USD	89,088
Trustmark Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	4,996,127 USD	(5,866)
Ubisoft Entertainment	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	298,184 EUR	13,072
Unilever NV	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	2,189,979 EUR	(35,135)
Valeo SA	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	109,304 EUR	(3,759)
Vinci SA	11/26/20	M	0.94%	Credit Suisse Securities (Europe) Limited	280,008 EUR	(3,499)
Vodafone Group PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	244,939 GBP	(3,808)
Vodafone Group PLC	08/25/21	M	0.36%	JPMorgan Chase Bank, N.A.	2,150,158 GBP	(33,716)
Volvo AB	11/26/20	M	0.71%	Credit Suisse Securities (Europe) Limited	7,380,337 SEK	8,047
Waddell & Reed Financial	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	3,870,482 USD	—
Washington Federal, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	19,335,707 USD	409,330
Westamerica Bancorporation	07/23/20	M	1.00%	Morgan Stanley Capital Services LLC	2,180,258 USD	44,313
Western Union Co.	08/04/21	M	1.60%	Goldman Sachs International	7,811,104 USD	(268,507)
William Hill PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	17,798 GBP	(368)
WPP PLC	11/26/20	M	0.21%	Credit Suisse Securities (Europe) Limited	392,990 GBP	(10,349)

Total Sells						$11,482,831

Total OTC Total Return Swaps Outstanding						$7,091,574

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.93%	3M/6M	07/15/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	$1,472,293	$—	$1,472,293
Pays	3-Month USD LIBOR	1.36%	3M/6M	08/9/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	504,000,000 USD	(738,729)	—	(738,729)
Pays	3-Month USD LIBOR	1.15%	3M/6M	09/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	51,000,000 USD	(276,369)	—	(276,369)
Pays	3-Month USD LIBOR	2.17%	3M/6M	05/20/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,000,000 USD	1,392,888	—	1,392,888

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.02%	3M/6M	06/4/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	$533,948	$—	$533,948
Pays	3-Month USD LIBOR	1.26%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	2,235,000 USD	(38,396)	—	(38,396)
Pays	3-Month USD LIBOR	1.44%	3M/6M	09/25/2026	Morgan Stanley Capital Services LLC	17,509,000 USD	(90,935)	—	(90,935)
Pays	3-Month USD LIBOR	1.80%	3M/6M	07/25/2026	Morgan Stanley Capital Services LLC	6,664,000 USD	123,715	—	123,715
Pays	3-Month USD LIBOR	1.80%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	3,479,000 USD	64,661	2,244	62,417
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	50,517	(11,818)	62,335
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	56,096	(12,569)	68,665
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	49,725	(11,027)	60,752
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	54,007	(10,927)	64,934
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	41,626	(620)	42,246
Pays	3-Month USD LIBOR	2.17%	3M/6M	06/25/2026	Morgan Stanley Capital Services LLC	4,724,000 USD	200,797	—	200,797
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	75,960	—	75,960
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	77,023	(11,404)	88,427
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	92,981	2,511	90,470

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	$45,232	$(582)	$45,814
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	98,821	—	98,821
Pays	3-Month USD LIBOR	2.28%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,397,000 USD	308,321	—	308,321
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	129,404	(1,411)	130,815
Pays	3-Month USD LIBOR	2.40%	3M/6M	05/27/2026	Morgan Stanley Capital Services LLC	2,366,000 USD	133,236	—	133,236
Pays	3-Month USD LIBOR	2.41%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	8,167,000 USD	459,824	—	459,824
Pays	3-Month USD LIBOR	2.44%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,534,000 USD	379,376	—	379,376
Pays	3-Month USD LIBOR	2.45%	3M/6M	03/25/2026	Morgan Stanley Capital Services LLC	1,154,000 USD	67,525	—	67,525
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	153,712	—	153,712
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,728,000 USD	522,473	656	521,817
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley Capital Services LLC	3,709,500 USD	252,366	(25,383)	277,749
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/25/2026	Morgan Stanley Capital Services LLC	1,905,000 USD	132,441	412	132,029
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	104,651	(1,314)	105,965
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	209,898	—	209,898

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	$255,007	$—	$255,007
Pays	3-Month USD LIBOR	2.98%	3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	102,373	—	102,373
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	186,668	—	186,668
Receives	3-Month USD LIBOR	1.73%	6M/3M	07/15/2023	Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000 USD	(905,016)	—	(905,016)
Receives	3-Month USD LIBOR	1.64%	6M/3M	07/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(61,207)	—	(61,207)
Receives	3-Month USD LIBOR	1.69%	6M/3M	07/29/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,000,000 USD	(128,226)	—	(128,226)
Receives	3-Month USD LIBOR	1.69%	6M/3M	08/9/2029	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,423,000 USD	(42,898)	—	(42,898)
Receives	3-Month USD LIBOR	1.70%	6M/3M	08/9/2029	Merrill Lynch, Pierce, Fenner & Smith, Inc.	212,000,000 USD	(664,078)	—	(664,078)
Receives	3-Month USD LIBOR	1.54%	6M/3M	01/2/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	80,236,000 USD	(7,027)	—	(7,027)
Receives	3-Month USD LIBOR	1.48%	6M/3M	01/2/2025	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,163,000 USD	(563)	—	(563)
Receives	6-Month GBP LIBOR	0.86%	6M/6M	03/18/2070	Credit Suisse Securities (USA) LLC	5,526,743 GBP	(536,691)	—	(536,691)
Receives	6-Month GBP LIBOR	0.86%	6M/6M	03/18/2070	Credit Suisse Securities (USA) LLC	48,000 GBP	(4,661)	—	(4,661)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(271,744)	(1,053)	(270,691)
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	85,777	—	85,777

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	$72,049	$—	$72,049
Receives	6-Month GBP LIBOR	1.38%	6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	(528,675)	43	(528,718)
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley Capital Services LLC	10,000,000 USD	23,124	—	23,124
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	3,140,000 USD	23,598	—	23,598
Receives	3-Month USD LIBOR	1.51%	6M/3M	09/25/2029	Morgan Stanley Capital Services LLC	2,000,000 USD	12,406	—	12,406
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	(4,769)	6,115	(10,884)
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(44,358)	—	(44,358)
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	(47,721)	—	(47,721)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	(12,656)	4,658	(17,314)
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(53,678)	—	(53,678)
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley Capital Services LLC	2,500,000 USD	(30,556)	—	(30,556)
Receives	3-Month USD LIBOR	1.81%	6M/3M	01/3/2025	Morgan Stanley Capital Services LLC	15,000,000 USD	(229,534)	—	(229,534)
Receives	3-Month USD LIBOR	1.84%	6M/3M	01/22/2025	Morgan Stanley Capital Services LLC	5,000,000 USD	(83,530)	—	(83,530)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley Capital Services LLC	8,000,000 USD	(111,445)	—	(111,445)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	$(14,156)	$—	$(14,156)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	(61,439)	—	(61,439)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/2/2027	Morgan Stanley Capital Services LLC	10,000,000 USD	(248,585)	—	(248,585)
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	(37,667)	—	(37,667)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	(50,132)	—	(50,132)
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	(32,806)	—	(32,806)
Receives	3-Month USD LIBOR	1.98%	6M/3M	07/25/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(151,388)	—	(151,388)
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/30/2024	Morgan Stanley Capital Services LLC	5,000,000 USD	(133,641)	—	(133,641)
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	(100,134)	11,201	(111,335)
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(68,421)	—	(68,421)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	(91,204)	—	(91,204)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	(36,569)	4,800	(41,369)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	(1,639,870)	229,547	(1,869,417)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	(56,500)	—	(56,500)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	$(165,794)	$—	$(165,794)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(84,189)	—	(84,189)
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/24/2028	Morgan Stanley Capital Services LLC	2,000,000 USD	(140,766)	—	(140,766)
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley Capital Services LLC	3,000,000 USD	(100,185)	—	(100,185)
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	(286,533)	—	(286,533)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(175,756)	24,111	(199,867)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(142,944)	—	(142,944)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(1,355,128)	—	(1,355,128)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(87,026)	—	(87,026)
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	(89,323)	—	(89,323)
Receives	3-Month USD LIBOR	2.43%	3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	(185,055)	—	(185,055)
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley Capital Services LLC	4,000,000 USD	(183,034)	—	(183,034)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(104,928)	—	(104,928)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(22,477)	—	(22,477)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	$(419,027)	$—	$(419,027)
Receives	3-Month USD LIBOR	2.61%	6M/3M	02/25/2026	Morgan Stanley & Co. LLC	2,300,000 USD	(155,559)	—	(155,559)
Receives	3-Month USD LIBOR	2.62%	6M/3M	08/27/2026	Morgan Stanley Capital Services LLC	2,500,000 USD	(181,601)	—	(181,601)
Receives	3-Month USD LIBOR	2.63%	6M/3M	08/13/2026	Morgan Stanley Capital Services LLC	10,000,000 USD	(730,234)	—	(730,234)
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(236,520)	—	(236,520)
Receives	3-Month USD LIBOR	2.72%	3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(98,302)	—	(98,302)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(292,707)	—	(292,707)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(349,007)	—	(349,007)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(1,729,966)	—	(1,729,966)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(173,614)	—	(173,614)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(2,238,892)	—	(2,238,892)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(813,916)	—	(813,916)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(10,133,938)	$198,190	$(10,332,128)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

OTC Interest Rate Swaps Outstanding at September 30, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	7-D CNRR007 Index	2.81%	3M/3M	12/18/2024	Credit Suisse Securities (USA) LLC	75,115,362 CNY	$(50,246)	$—	$(50,246)
Pays	7-D CNRR007 Index	2.90%	3M/3M	12/18/2024	Credit Suisse Securities (USA) LLC	56,836,181 CNY	(10,404)	—	(10,404)
Pays	7-D CNRR007 Index	2.90%	3M/3M	12/18/2024	Credit Suisse Securities (USA) LLC	56,948,515 CNY	(9,502)	—	(9,502)

Total OTC Interest Rate Swaps Outstanding							$(70,152)	$—	$(70,152)

Abbreviation Legend:
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
7D	7 Days
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
CNRR007	China Reverse Repo Rate
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

PIK	Payment in Kind
REG S	Regulation S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2019 (Unaudited)

Assets:
Investments in securities, at fair value (cost $8,374,901,546)	$8,461,221,387
Cash	280,342,643
Cash denominated in foreign currencies (cost of $106,083,239)	105,001,843
Segregated cash balance with broker for securities sold short	1,543,504,653
Segregated cash balance with custodian for derivative financial instruments	3,210,000
Segregated cash balance with counterparties for futures contracts	66,645,173
Segregated cash balance with counterparties for centrally cleared derivatives	23,956,949
Segregated cash balance with counterparties for OTC derivatives	6,537,732
Segregated cash balance with counterparties for reverse repurchase agreements	4,087,792
Unrealized appreciation on forward foreign currency exchange contracts	4,833,777
Unrealized appreciation on unfunded loan commitments	49
Income receivable	48,250,507
Receivable for investments sold	345,135,297
Receivable for Fund shares sold	6,566,560
Receivable for periodic payments from swap contracts	3,092,772
Variation margin receivable on futures	46,179,947
Variation margin receivable on centrally cleared swaps	46,027,185
Swap contracts, at fair value (net premiums paid $4,319,609)	25,441,580
Prepaid expenses and other assets	125,343

Total assets	11,020,161,189

Liabilities:
Securities sold short, at fair value (proceeds of $1,804,115,053)	1,778,835,263
Cash received as collateral from custodian for derivative financial instruments	1,190,000
Cash received as collateral from counterparty for centrally cleared derivatives	4,388,812
Cash received as collateral for swaps and reverse repurchase agreements	503
Cash received as collateral from counterparty for OTC derivatives	550,000
Options written, at fair value (premiums received $334,164)	181,461
Unrealized depreciation on forward foreign currency exchange contracts	1,878,663
Payable for reverse repurchase agreements	616,244,555
Payable for investments purchased	478,638,753
Payable for Fund shares redeemed	4,474,715
Payable for periodic payments from swap contracts	1,239,839
Variation margin payable on futures	3,161,184
Variation margin payable on centrally cleared swaps	8,361
Swap contracts, at fair value (net premiums received $24,762,729)	31,932,702
Unrealized depreciation on unfunded loan commitments	280
Dividend and interest income payable on securities sold short	139,262
Management fee payable	38,127,314
Accrued expenses and other liabilities	13,507,235

Total liabilities	2,974,498,902

Net assets	$8,045,662,287

Net Assets Consist of:
Paid-in capital	$7,900,380,976
Total distributable earnings	145,281,311

Net assets	$8,045,662,287

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2019 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$5,893,883,019
Class I Shares outstanding, no par value, unlimited shares authorized	543,381,784

Net asset value per share	$10.85

Class D Shares
Net Assets	$43,660,012
Class D Shares outstanding, no par value, unlimited shares authorized	4,045,958

Net asset value per share	$10.79

Class Y Shares
Net Assets	$2,108,119,256
Class Y Shares outstanding, no par value, unlimited shares authorized	195,740,589

Net asset value per share	$10.77

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2019 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $10,450)	$141,521,577
Dividends (including net foreign taxes withheld of $842,487)	18,613,126
Stock borrow rebates	10,303,420

Total income	170,438,123

Expenses:
Management fees	71,266,303
Administration fees	3,477,112
Custodian fees	1,239,535
Trustees’ fees	364,022
Distribution and service fees — Class D	78,952
Shareholder service fees	2,463,436
Registration fees	157,751
Printing and postage fees	381,591
Professional fees	2,604,319
Dividends on securities sold short	14,149,159
Line of credit fee	395,746
Interest fees	11,166,946
Other	218,862

Total expenses	107,963,734

Net investment income	62,474,389

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	62,634,315
Net realized loss on securities sold short	(13,478,520)
Net realized gain on forward foreign currency exchange contracts	4,561,486
Net realized gain on foreign currency transactions	527,969
Net realized loss on futures contracts	(56,766,583)
Net realized gain on options written	416,033
Net realized gain on swap contracts	40,304,751
Net change in unrealized depreciation on investments in securities	(84,430,814)
Net change in unrealized appreciation on securities sold short	41,747,403
Net change in unrealized appreciation on forward foreign currency exchange contracts	3,330,921
Net change in unrealized appreciation on foreign currency translations	3,974,430
Net change in unrealized depreciation on futures contracts	(1,876,132)
Net change in unrealized depreciation on options written	(106,669)
Net change in unrealized depreciation on swap contracts	(4,001,804)
Net change in unrealized depreciation on unfunded loan commitments	1,518

Net realized and unrealized loss	(3,161,696)

Net increase in net assets resulting from operations	$59,312,693

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2019 (unaudited)	Year Ended 3/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,474,389	$59,622,837
Net realized gain	38,199,451	238,240,068
Net change in unrealized depreciation	(41,361,147)	(110,055,438)

Net increase in net assets resulting from operations	59,312,693	187,807,467

Distributions:
Distributions from earnings
Class I Shares	—	(97,132,171)
Class D Shares	—	(4,863,507)
Class Y Shares	—	(29,941,933)

Total distributions to shareholders	—	(131,937,611)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,164,533,230	1,922,314,057
Proceeds from sale of Class D Shares	8,435,729	140,535,776
Proceeds from sale of Class Y Shares	972,354,929	1,207,817,191
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	61,802,915
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	4,825,098
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	29,854,743
Shareholder redemptions:
Cost of Class I Shares redeemed	(605,646,366)	(1,824,716,261)
Cost of Class D Shares redeemed	(263,509,098)	(80,401,578)
Cost of Class Y Shares redeemed	(499,273,213)	(312,461,562)

Net increase in net assets resulting from capital transactions	776,895,211	1,149,570,379

Net increase in net assets	836,207,904	1,205,440,235

Net Assets:
Beginning of period	7,209,454,383	6,004,014,148

End of period	$8,045,662,287	$7,209,454,383

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2019 (unaudited)	Year Ended 3/31/2019
Share Transactions:
Class I Shares
Beginning of period	491,804,552	477,029,167
Shares issued	107,368,370	180,341,853
Reinvestment in Shares	—	5,948,308
Shares redeemed	(55,791,138)	(171,514,776)

Net change in shares resulting from share transactions	51,577,232	14,775,385

End of period	543,381,784	491,804,552

Class D Shares
Beginning of period	27,686,086	21,571,025
Shares issued	780,698	13,214,635
Reinvestment in Shares	—	465,264
Shares redeemed	(24,420,826)	(7,564,838)

Net change in shares resulting from share transactions	(23,640,128)	6,115,061

End of period	4,045,958	27,686,086

Class Y Shares
Beginning of period	151,628,621	64,824,921
Shares issued	90,551,777	113,598,533
Reinvestment in Shares	—	2,895,707
Shares redeemed	(46,439,809)	(29,690,540)

Net change in shares resulting from share transactions	44,111,968	86,803,700

End of period	195,740,589	151,628,621

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2019 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$59,312,693
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(7,018,920,257)
Proceeds from disposition of investments in securities	6,235,760,512
Proceeds from securities sold short	2,440,043,291
Payments to cover securities sold short	(2,252,465,142)
Short-term investments, net	101,721,501
Premiums paid on closing options written	(699,911)
Proceeds from premiums received from options written	626,330
Net realized gain on investments in securities	(62,634,315)
Net realized gain (loss) on securities sold short	13,478,520
Net realized gain on options written	(416,033)
Net realized (gain) lon reverse repurchase agreements	(649,839)
Net change in accretion of bond discount and amortization of bond and swap premium	(5,773,374)
Net change in unrealized depreciation on investments in securities	84,430,814
Net change in unrealized appreciation on securities sold short	(41,747,403)
Net change in unrealized depreciation on options written	106,669
Net change in unrealized (appreciation) on reverse repurchase agreements	(835,019)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	(1,369,901)
Income receivable	(324,468)
Receivable for periodic payments from swap contracts	5,557,007
Variation margin receivable on futures	8,374,342
Variation margin receivable on centrally cleared swaps	859,528
Swap contracts, at fair value	5,663,685
Prepaid expenses and other assets	53,205
Increase (decrease) in liabilities:
Cash received as collateral for swaps and reverse repurchase agreements	503
Cash received as collateral from custodian for derivative financial instruments	(1,120,000)
Cash received as collateral from counterparty for OTC derivatives	(4,193,450)
Cash received as collateral from counterparty for centrally cleared derivatives	4,388,812
Cash received as collateral from broker for TBAs	(2,055,508)
Unrealized depreciation on forward foreign currency exchange contracts	(1,961,020)
Swap contracts, at fair value	(20,337,497)
Variation margin payable on futures	(2,262,970)
Variation margin payable on centrally cleared swaps	(810,239)
Payable for periodic payments from swap contracts	(4,968,893)
Dividend and interest income payable on securities sold short	(1,404,945)
Interest payable on reverse repurchase agreements	(496,516)
Change in unrealized on unfunded loan	(1,469)
Management fee payable	5,827,614
Accrued expenses and other liabilities	(3,040,918)

Net cash used in operating activities	$(462,284,061)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Cash Flows from Financing Activities
Proceeds from shares sold	$2,150,731,678
Cost of shares repurchased	(1,369,641,713)
Proceeds from reverse repurchase agreements	3,807,994,407
Repayment of reverse repurchase agreements	(3,978,039,007)

Net cash provided by financing activities	611,045,365

Net increase (decrease) in unrestricted and restricted cash and foreign currency	148,761,304
Unrestricted and restricted cash and foreign currency , beginning of period	1,884,525,481

Unrestricted and restricted cash and foreign currency , end of period	$2,033,286,785

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$24,210,808

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six-Months Ended September 30, 2019	Year Ended March 31, 2019
Cash	$280,342,643	$91,020,507
Foreign currency at value	105,001,843	92,074,376
Cash Pledged:
Securities sold short	1,543,504,653	1,387,470,682
Derivative financial instruments	3,210,000	33,891,000
Futures contracts	66,645,173	190,517,239
Centrally cleared derivatives	23,956,949	81,936,051
OTC derivatives	6,537,732	5,229,647
Reverse repurchase agreements	4,087,792	2,385,979

	$2,033,286,785	$1,884,525,481

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2019 (unaudited)	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.76	$10.67	$10.56	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.09	0.10	0.01	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	— [3]	0.19	0.31	0.72	(0.26)	0.53

Total From Investment Operations	0.09	0.29	0.32	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	—	(0.13)	(0.08)	(0.05)	(0.01)	(0.02)
From net realized capital gains	—	(0.07)	(0.13)	—	(0.24)	(0.04)

Total Distributions	—	(0.20)	(0.21)	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.85	$10.76	$10.67	$10.56	$9.82	$10.38

Total Return	0.74%[4]	2.76%	3.06%	8.03%	(3.01)%	4.43%[4]

Ratios to Average Net Assets:[5]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.98%[6]	1.33%	0.89%	1.15%	1.30%	1.46%[6]
Management Fees	1.85%[6]	1.86%	1.88%	1.88%	1.92%	1.95%[6]
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	0.05%	(0.24)%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.83%[6]	3.19%	2.77%	3.03%	3.27%	3.17%[6]
Excluded expenses[7]	(0.69)%[6]	(1.00)%	(0.57)%	(0.81)%	(0.93)%	(0.77)%[6]

Expenses, net of impact of excluded expenses	2.14%[6]	2.19%	2.20%	2.22%	2.34%	2.40%[6]

Net investment income (loss)	1.59%[6]	0.94%	0.13%	0.71%	(0.45)%	(1.11)%[6]

Supplemental Data:
Net assets, end of period (in thousands)	$5,893,883	$5,292,572	$5,088,031	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	90%[4]	203%	300%	237%	172%	194%[4]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Represents less than $0.005 per share.
[4]	Percentage represents the results for the period and is not annualized.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2019 (unaudited)	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.73	$10.64	$10.53	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.08	0.06	(0.03)	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(0.02)	0.20	0.30	0.70	(0.26)	0.48

Total From Investment Operations	0.06	0.26	0.27	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	—	(0.10)	(0.03)	(0.03)	—	(0.01)
From net realized capital gains	—	(0.07)	(0.13)	—	(0.24)	(0.04)

Total Distributions	—	(0.17)	(0.16)	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.79	$10.73	$10.64	$10.53	$9.81	$10.38

Total Return	0.56%[3]	2.50%	2.60%	7.70%	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.12%[5]	1.71%	1.27%	1.40%	1.55%	1.59%[5]
Management Fees	1.85%[5]	1.86%	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.97%[5]	3.57%	3.15%	3.28%	3.49%	3.40%[5]
Excluded expenses[6]	(0.88)%[5]	(1.29)%	(0.81)%	(1.06)%	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.09%[5]	2.28%	2.34%	2.22%	2.31%	2.40%[5]

Net investment income (loss)	1.45%[5]	0.57%	(0.26)%	0.48%	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$43,660	$297,086	$229,593	$316,243	$22,811	$6,012
Portfolio turnover	90%[3]	203%	300%	237%	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2019 (unaudited)	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.68	$10.59	$10.48	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.09	0.09	0.02	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	— [3]	0.21	0.31	0.71	(0.25)	0.31

Total From Investment Operations	0.09	0.30	0.33	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	—	(0.14)	(0.09)	(0.06)	(0.02)	—
From net realized capital gains	—	(0.07)	(0.13)	—	(0.24)	—

Total Distributions	—	(0.21)	(0.22)	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.77	$10.68	$10.59	$10.48	$9.75	$10.29

Total Return	0.84%[4]	2.85%	3.17%	8.10%	(2.90)%	2.90%[4]

Ratios to Average Net Assets:[5]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.86%[6]	1.39%	0.79%	1.05%	1.20%	1.31%[6]
Management Fees	1.85%[6]	1.86%	1.88%	1.88%	1.92%	1.95%[6]
Recoupment (reimbursement) from Investment Adviser	—	—	—	—	0.00%[7]	(0.07)%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.71%[6]	3.25%	2.67%	2.93%	3.12%	3.19%[6]
Excluded expenses[8]	(0.64)%[6]	(1.13)%	(0.57)%	(0.81)%	(0.92)%	(0.79)%[6]

Expenses, net of impact of excluded expenses	2.07%[6]	2.12%	2.10%	2.12%	2.20%	2.40%[6]

Net investment income (loss)	1.71%[6]	0.89%	0.23%	0.78%	(0.34)%	(1.03)%[6]

Supplemental Data:
Net assets, end of period (in thousands)	$2,108,119	$1,619,797	$686,390	$432,327	$339,613	$105,624
Portfolio turnover	90%[4]	203%	300%	237%	172%	194%[4]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Represents less than $0.005 per share.
[4]	Percentage represents the results for the period and is not annualized.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	Represents less than 0.01%.
[8]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2019 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six-month period ended September 30, 2019, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2019, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments for which market quotations are readily available at current market value. Where market quotations are not readily available (or are otherwise not reliable for a particular investment), the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations will be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the six-months ended September 30, 2019.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2019, the total fair value of Level 3 investments was $173,559,760. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2019, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2019, the Fund had $1,748,740 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2019, the Fund had an outstanding commitment of $474,398 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2019, the Fund had $280,342,643 in domestic cash and $105,001,843 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2016, October 31, 2017 and October 31, 2018, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2019, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2019, the face value of open reverse repurchase agreements for the Fund was $615,106,557. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six-months ended September 30, 2019 was approximately $685,254,557, at a weighted average weekly interest rate of 3.74%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount(2)
Barclays Bank plc	$(26,847,570)	$25,783,538	$—	$(1,064,032)
BNP Paribas Securities Corp.	(2,262,293)	2,262,293	—	—
Credit Suisse Securities (USA) LLC	(27,850,965)	27,850,965	—	—
Goldman Sachs Bank USA	(137,134,476)	137,134,476	—	—
HSBC Bank plc	(71,409,654)	71,409,654	—	—
JPMorgan Chase Bank, N.A.	(126,632,270)	123,974,198	419,851	(2,238,221)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3,324,000)	3,324,000	—	—
RBC (Barbados) Trading Bank Corporation	(65,177,886)	65,177,886	—	—
Royal Bank of Canada	(155,605,441)	154,440,143	1,165,298	—

Total	$(616,244,555)	$611,357,153	$1,585,149	$(3,302,253)

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2019 was $723,545,673 and $4,087,289, respectively.

(2)	Net Amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$(14,659,786)	$—	$(46,126,223)	$(60,786,009)
Mortgage-Backed Securities	—	(305,634,679)	(102,774,075)	—	(408,408,754)
U.S. Treasury Obligations	—	—	—	(64,281,250)	(64,281,250)
Sovereign Debt	—	—	—	(77,881,140)	(77,881,140)
Collateral Cash	(1,585,149)	—	—	—	$(1,585,149)

Total	$(1,585,149)	$(320,294,465)	$(102,774,075)	$(188,288,613)	$(612,942,302)

Gross amount of recognized liabilities for reverse repurchase agreements					$(612,942,302)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts, which may be reinvested for the purchase of investments in securities. As of September 30, 2019, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13, Fair Value Measurements (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to streamline disclosure requirements. The new standard eliminated the requirements to disclose Level 1 and Level 2 transfers, policy of timing of transfers, and valuation process for Level 3 fair value measurements. Also there are modifications to disclosure requirements for the timing of the liquidation of an underlying Investee Fund’s assets, for restrictions from redemption from an underlying Investee Fund, and for non-public companies, the Level 3 roll forward. The guidance is effective for financial statement with fiscal years beginning on or after December 15, 2019. The Fund has adopted ASU No. 2018-13, which did not have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 became effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Fund has evaluated the impact of this guidance and the cumulative effect was immaterial for the Fund.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. The Fund has adopted ASU No. 2016-18, which did not have a material impact in the consolidated financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market, or other basket of securities without owning such security or investing directly in that security, index, market, or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

At September 30, 2019, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$8,044,519	Centrally cleared swaps, at fair value (c)	$(18,178,457)
	Swap contracts, at fair value (b)	762,294	Swap contracts, at fair value (b)	(336,431)
	Unrealized appreciation on futures contracts (c)	994,331	Unrealized depreciation on futures contracts (c)	(6,821,492)
Equity	Swap contracts, at fair value (b)	21,990,554	Swap contracts, at fair value (b)	(15,394,995)
	Unrealized appreciation on futures contracts (c)	4,724,331	Unrealized depreciation on futures contracts (c)	(4,885,238)
	Purchased options, at fair value (d)	5,362,585	Options written, at value	(181,461)
Commodity	Unrealized appreciation on futures contracts (c)	2,703,134	Unrealized depreciation on futures contracts (c)	(7,706,814)
Credit	Centrally cleared swaps, at fair value (c)	28,524,839	Centrally cleared swaps, at fair value (c)	(13,311,824)
	Swap contracts, at fair value (b)	2,688,732	Swap contracts, at fair value (b)	(16,201,276)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,833,777	Unrealized depreciation on forward foreign currency exchange contracts	(1,878,663)
	Unrealized appreciation on futures contracts (c)	1,641,871	Unrealized depreciation on futures contracts (c)	(85,691)

Total		$82,270,967		$(84,982,342)

Amounts not subject to MNA(1)		51,995,610		(51,170,977)

Total gross amounts subject to MNA		$30,275,357		$(33,811,365)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2019:

Primary Underlying Risk	Average Number of Contracts (a)	Average Notional USD (a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$7,125,837,209	$7,201,912	$(11,525,179)
Future contracts	—	2,066,114,243	18,525,559	(16,074,326)

Equity
Swap contracts	—	2,423,164,557	15,868,470	8,006,012
Future contracts	—	1,307,464,208	(35,082,341)	12,607,780
Purchased options (d)	28,985	—	(312,082)	1,474,139
Options written	3,446	—	416,033	(106,669)

Commodity
Swap contracts	—	6,890,145	663,854	874,350
Future contracts	—	595,220,340	(6,641,912)	(1,289,627)

Credit
Swap contracts	—	2,029,278,215	16,570,515	(1,356,987)

Foreign Exchange
Forward foreign currency exchange contracts	—	1,427,496,037	4,561,486	3,330,921
Future contracts	—	1,270,460,887	(33,567,889)	2,880,041

Total			$(11,796,395)	$(1,179,545)

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2019.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

The Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2019.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2019:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)
By Counterparty (1)
Bank of America, N.A.	$87,954	$(87,954)	$—	$—	$—
Barclays Bank plc	73,036	(73,036)	—	—	—
Citibank N.A.	464,355	—	(270,000)	—	194,355
Citigroup Global Markets, Inc.	171,681	(171,681)	—	—	—
Credit Suisse International	315,035	—	—	—	315,035
Credit Suisse Securities (Europe) Limited	3,087,503	(2,230,717)	—	—	856,786
Deutsche Bank AG	874,303	(282,287)	(592,016)	—	—
Goldman Sachs International	348,336	(348,336)	—	—	—
JPMorgan Chase Bank, N.A.	2,454,011	(1,025,019)	—	—	1,428,992
Merrill Lynch Capital Services, Inc.	349,631	(349,631)	—	—	—
Morgan Stanley & Co. International PLC	134,051	(134,051)	—	—	—
Morgan Stanley Capital Services LLC	319,076	(319,076)	—	—	—
State Street Bank and Trust Company	13,149	(13,149)	—	—	—

Cayman Subsidiary
Citibank N.A.	721,285	—	—	—	721,285
Credit Suisse International	661,003	—	—	—	661,003
J.P. Morgan Securities LLC	114,259	(114,259)	—	—	—
Morgan Stanley & Co. LLC	255,618	—	—	—	255,618
Morgan Stanley Capital Services LLC	494,236	(3,624)	—	—	490,612
State Street Bank and Trust Company	2,028,605	(468,427)	—	—	1,560,178

Domestic Subsidiary III
Credit Suisse International	81,730	(81,730)	—	—	—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)
Domestic Subsidiary IV

Citibank N.A.	$243,621	$(5,229)	$(238,392)	$—	$—
Credit Suisse International	275	(275)	—	—	—
Credit Suisse Securities (Europe) Limited	5,837	(5,837)	—	—	—
Goldman Sachs Bank USA	73,661	(73,661)	—	—	—
Goldman Sachs International	5,548,285	(5,548,285)	—	—	—
J.P. Morgan Securities LLC	2,731,129	(2,585,958)	—	—	145,171
JPMorgan Chase Bank, N.A.	172,848	(172,848)	—	—	—
Morgan Stanley & Co. LLC	409,019	(295,831)	—	—	113,188
Morgan Stanley Capital Services LLC	8,040,159	(2,416,054)	—	—	5,624,105
State Street Bank and Trust Company	1,666	—	—	—	1,666

Total	$30,275,357	$(16,806,955)	$(1,100,408)	$—	$12,367,994

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)
By Counterparty (1)

Bank of America, N.A.	$(237,365)	$87,954	$—	$—	$(149,411)
Barclays Bank plc	(146,704)	73,036	73,668	—	—
Citigroup Global Markets, Inc.	(433,940)	171,681	—	—	(262,259)
Credit Suisse Securities (Europe) Limited	(2,230,717)	2,230,717	—	—	—
Credit Suisse Securities (USA) LLC	(70,152)	—	—	—	(70,152)
Deutsche Bank AG	(282,287)	282,287	—	—	—
Goldman Sachs International	(731,494)	348,336	—	—	(383,158)
J.P. Morgan Securities LLC	(1,368,082)	—	—	—	(1,368,082)
JPMorgan Chase Bank, N.A.	(1,025,019)	1,025,019	—	—	—
Merrill Lynch Capital Services, Inc.	(2,006,543)	349,631	—	—	(1,656,912)
Morgan Stanley & Co. International PLC	(198,833)	134,051	—	—	(64,782)
Morgan Stanley Capital Services LLC	(1,232,987)	319,076	—	—	(913,911)
State Street Bank and Trust Company	(274,016)	13,149	—	—	(260,867)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)
Cayman Subsidiary
Citigroup Global Markets, Inc.	$(326,956)	$—	$—	$—	$(326,956)
J.P. Morgan Securities LLC	(2,070,722)	114,259	—	—	(1,956,463)
Morgan Stanley Capital Services LLC	(3,624)	3,624	—	—	—
State Street Bank and Trust Company	(468,427)	468,427	—	—	—

Domestic Subsidiary III
Barclays Bank plc	(11,813)	—	—	—	(11,813)
Citigroup Global Markets, Inc.	(662,328)	—	—	—	(662,328)
Credit Suisse International	(1,002,731)	81,730	—	—	(921,001)
Goldman Sachs International	(677,992)	—	—	—	(677,992)
JPMorgan Chase Bank, N.A.	(2,063,912)	—	—	—	(2,063,912)
Morgan Stanley Capital Services LLC	(2,425,286)	—	—	—	(2,425,286)

Domestic Subsidiary IV
Citibank N.A.	(5,229)	5,229	—	—	—
Credit Suisse International	(19,581)	275	—	—	(19,306)
Credit Suisse Securities (Europe) Limited	(12,557)	5,837	—	—	(6,720)
Goldman Sachs Bank USA	(75,250)	73,661	—	—	(1,589)
Goldman Sachs International	(8,051,204)	5,548,285	—	—	(2,502,919)
J.P. Morgan Securities LLC	(2,585,958)	2,585,958	—	—	—
JPMorgan Chase Bank, N.A.	(397,771)	172,848	—	—	(224,923)
Morgan Stanley & Co. LLC	(295,831)	295,831	—	—	—
Morgan Stanley Capital Services LLC	(2,416,054)	2,416,054	—	—	—

Total	$(33,811,365)	$16,806,955	$73,668	$—	$(16,930,742)

(1)	The Fund and each Subsidiary are subject to seperate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$2,518,127,931	$52,376,945	$—	$2,570,504,876
Preferred Stock	394,380	—	—	394,380
Asset-Backed Securities	—	411,888,028	—	411,888,028
Convertible Bonds	—	67,196,092	—	67,196,092
Bank Debt	—	246,110,252	75,719,220	321,829,472
Corporate Bonds & Notes	—	564,978,429	10,445,685	575,424,114
Sovereign Debt	—	1,053,554,789	88,076,231	1,141,631,020
Mortgage-Backed Securities	—	1,993,900,826	—	1,993,900,826
U.S. Government Sponsored Agency Securities	—	141,069,489	—	141,069,489
U.S. Treasury Obligations	—	493,773,416	—	493,773,416
Municipals	—	25,695,472	—	25,695,472
Exchange-Traded Funds	107,808,038	—	—	107,808,038
Warrants	1,958,926	—	—	1,958,926
Purchased Options	5,362,585	—	—	5,362,585
Short-Term Investment — Money Market Funds	1,748,740	—	—	1,748,740
Subtotal	$2,635,400,600	$5,050,543,738	$174,241,136	$7,860,185,474
Investments Valued at NAV				601,035,913
Total Investments in Securities	$2,635,400,600	$5,050,543,738	$174,241,136	$8,461,221,387
Forward Foreign Currency Exchange Contracts	—	4,833,777	—	4,833,777
Futures Contracts	10,063,667	—	—	10,063,667
Centrally Cleared Credit Default Swaps	—	28,524,839	—	28,524,839
OTC Credit Default Swaps	—	2,688,732	—	2,688,732
OTC Total Return Swaps	—	22,712,224	40,624	22,752,848
Centrally Cleared Interest Rate Swaps	—	8,044,519	—	8,044,519
Total Assets	$2,645,464,267	$5,117,347,829	$174,281,760	$8,538,129,769

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,564,745,621	$33,075,211	$722,000	$1,598,542,832
Exchange-Traded Funds	60,858,197	—	—	60,858,197
Mortgage-Backed Securities	—	69,993,350	—	69,993,350
U.S. Government Sponsored Agency Securities	—	49,440,884	—	49,440,884
Total Securities Sold Short	$1,625,603,818	$152,509,445	$722,000	$1,778,835,263

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Options Written	$181,461	$—	$—	$181,461
Reverse Repurchase Agreements	—	616,244,555	—	616,244,555
Forward Foreign Currency Exchange Contracts	—	1,878,663	—	1,878,663
Futures Contracts	19,499,235	—	—	19,499,235
Centrally Cleared Credit Default Swaps	—	13,311,824	—	13,311,824
OTC Credit Default Swaps	—	16,201,276	—	16,201,276
OTC Total Return Swaps	—	15,661,274	—	15,661,274
Centrally Cleared Interest Rate Swaps	—	18,178,457	—	18,178,457
OTC Interest Rate Swaps	—	70,152	—	70,152
Total Liabilities	$1,645,284,514	$834,055,646	$722,000	$2,480,062,160

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated financial statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)(3)	N/A	—	N/A	—	N/A	229,049,772	229,049,772

Credit- Driven(2)(3)	N/A	—	N/A	258,675,000	12 months	—	258,675,000

Event - Driven(4)(5)	N/A	—	N/A	—	N/A	113,311,141	113,311,141

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30 - 60 days written notice.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

(4)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(5)	Investments are redeemable semi-annually upon 60 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Bank Debt	Corporate Bonds & Notes	Sovereign Debt	Mortgage- Backed Securities	Sold Short: Common Stocks	OTC Total Return Swaps	Total
Balance as of March 31, 2019	$57,203,061	$—	$49,996,000	$28,819	$(902,500)	$—	$106,325,380
Transfers In	8,149,938	—	—	—	—	—	8,149,938
Transfers Out	(27,998,257)	—	—	(28,819)	—	—	(28,027,076)
Purchases	41,702,207	10,263,851	38,724,752	—	—	231,131	90,921,941
Sales	(3,370,856)	—	—	—	—	—	(3,370,856)
Amortization	137,754	254,590	175,423	—	—	—	567,767
Net realized gain (loss)	(173,330)	—	—	—	—	—	(173,330)
Net change in unrealized appreciation	68,703	(72,756)	(819,944)	—	180,500	(190,507)	(834,004)

Balance as of September 30, 2019	$75,719,220	$10,445,685	$88,076,231	$—	$(722,000)	$40,624	$173,559,760

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2019	$58,880	$(72,756)	$(819,944)	$—	$180,500	$(190,507)	$(843,827)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2019.

Assets	Fair Value at September 30, 2019	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$75,719,220	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	10,445,685	Broker-dealer Quotations	Indicative Bid	N/A
Sovereign Debt	88,076,231	Broker-dealer Quotations	Indicative Bid	N/A
Securities Sold Short: Common Stock	(722,000)	Broker-dealer Quotations	Indicative Bid	N/A
OTC Total Return Swaps	40,624	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments	$173,559,760

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six-months ended September 30, 2019, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no-transaction-fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares, may also be offered to employees, officers and directors/trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $25,000, and the minimum subsequent investment in Class D Shares by an investor is $5,000. The minimum investment in Class I Shares by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the period ended September 30, 2019, the Fund paid the Investment Adviser $71,266,303 in management fees. From this amount, the Investment Adviser paid $35,822,353 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.93% (annualized) of the Fund’s average daily net assets. The Investment Advisor paid $805,528 and $125,739 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and GSO / Blackstone Debt Funds Management LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to less than 0.02% of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized Specified Expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

agreements at any time in its sole discretion after August 31, 2021 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the period ended September 30, 2019, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At period-end September 30, 2019, the Fund does not have an amount payable to FINCO.

The Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNAs with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At September 30, 2019, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the period ended September 30, 2019 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$4,349,609,385	$2,211,098,047	$4,174,381,900	$1,687,129,735

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2018. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2019, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,632,609,663	$362,525,117	$(360,919,762)	$1,605,355

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2019 (Unaudited)

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $250,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (3.62% at September 30, 2019). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 27, 2020, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the period ended September 30, 2019, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six-months ended September 30, 2019. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. You may pay brokerage commissions on your purchases and sales of Class I or Class Y Shares of the Fund, which are not reflected in this example. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,007.40	$14.20	2.83%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.85	$14.23	2.83%

Class D
Actual	$1,000.00	$1,005.60	$14.89	2.97%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.15	$14.93	2.97%

Class Y
Actual	$1,000.00	$1,008.40	$13.61	2.71%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.45	$13.59	2.71%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2019

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayview Asset Management, LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP
•	GSA Capital Partners LLP
•	GSO / Blackstone Debt Funds Management LLC (effective May 8, 2019)
•	H2O AM LLP
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC
•	Nephila Capital Ltd.
•	NWI Management, L.P.
•	Sage Rock Capital Management LP (effective May 8, 2019)
•	Sorin Capital Management, LLC (until September 30, 2019)
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund Complex including the Subsidiaries. Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated among the Fund

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to the Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The following table sets forth information covering the total compensation paid by the Fund during semi-annual period ended September 30, 2019 to the persons who served as Trustees of the Fund during such period. The officers of the Fund did not receive compensation from the Fund during the semi-annual period ended September 30, 2019.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$86,488	$92,500
Peter M. Gilbert	$70,271	$75,000
Paul J. Lawler	$70,271	$75,000
Kristen M. Leopold	$77,221	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
Frank J. Coates	$59,771	$64,500
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The “Fund Complex” consists of the Fund, the Blackstone Alternative Alpha Fund, the Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

Form N-PORT Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2019 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on May 21-22, 2019 and August 13-14, 2019, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”), (ii) certain amended, or

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

amended and restated, investment sub-advisory agreements (“Amended and Restated Sub-Advisory Agreements”), and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended and Restated Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the“Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Two Sigma Advisers, LP
•	Caspian Capital LP
•	Good Hill Partners LP (“Good Hill”)
•	Magnetar Asset Management LLC
•	H2O AM LLP

Amended and Restated Sub-Advisory Agreements (approved at May meeting)

•	GSO / Blackstone Debt Funds Management LLC (“GSO DFM”)

New Sub-Advisory Agreement (approved at May meeting in connection with a change of control)

•	Sage Rock Capital Management LP (“Sage Rock”)

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview Asset Management, LLC
•	IPM Informed Portfolio Management AB

Amended and Restated Sub-Advisory Agreements (approved at August meeting)

•	Emso Asset Management Limited (“Emso”)
•	D.E. Shaw Investment Management, L.L.C. (“DE Shaw”)
•	Good Hill Partners LP

The Board noted that BAIA and the Fund relied on an exemptive order from the SEC that permitted the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

The information the Board received in connection with the consideration of the Sub-Advisory Agreements for each of the existing Sub-Advisers generally included, among other things:

(1)	a Manager Investment Review which covered, among other things, a summary information regarding the investment thesis, strengths, performance, and positioning; a firm-wide risk

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

evaluation and a strategy risk evaluation; an assessment of business infrastructure, personnel, valuation, liquidity, trade execution and allocation, regulatory and compliance infrastructure; a summary of the key terms of the Sub-Advisory Agreement; and
(2)	a Sub-Adviser Tear Sheet, which covered in greater detail the Sub-Adviser’s performance, returns, and investment exposures.

The information the Board received for Sage Rock, the Sub-Adviser entering into a new sub-advisory agreement in connection with a change of control, generally included:

(1)

a summary of information regarding the investment thesis and strengths; portfolio expectations; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, personnel, valuation, liquidity, trade execution and allocation, regulatory and compliance infrastructure; a summary of the key terms of the Sub-Advisory Agreement; and

(2)

a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure.

Prior to the meetings, the Board also received each Sub-Adviser’s responses to information requests under Section 15(c) of the 1940 Act, by which the Board requested information about, among other things: (i) general financial information; (ii) any material business dealings with Blackstone and the Fund’s service providers; (iii) the Sub-Adviser’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters. Additionally, for each newly proposed Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 under the 1940 Act and code of ethics.

With respect to the Amended and Restated Sub-Advisory Agreement with GSO DFM, approved in May 2019, the Board reviewed the proposed changes to the sub-advisory agreement, which the Board had most recently approved at the February 26-27, 2019 meeting. With respect to the Amended and Restated Sub-Advisory Agreements with Emso and DE Shaw, respectively, each approved in August 2019, the Board reviewed the proposed changes to each sub-advisory agreement, which the Board had most recently approved at the August 14-15, 2018 meeting. With respect to the Amended and Restated Sub-Advisory Agreement with Good Hill, approved in August 2019, the Board reviewed the proposed changes to the sub-advisory agreement, which the Board had most recently approved at the May 21-22, 2019 meeting.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its most recent consideration and approval of the sub-advisory agreement with each of GSO DFM, Emso, DE Shaw, and Good Hill, and the fact that the proposed changes to the agreements were not expected to result in any changes in the nature, extent, or quality of the services provided to the Fund.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve the Continued Sub-Advisory Agreements, the New Sub-Advisory Agreements, and the Amended

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

and Restated Sub-Advisory Agreements on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are, or potentially would be, allocated to the Sub-Adviser;
(4)

the investment return on other assets that are managed by the Sub-Adviser and related investment risks, or the potential investment return and related investment risks, and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

(5)

the Sub-Adviser’s experience and performance managing hedge funds or other products and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception or otherwise; and
(7)	the experience and depth of the Sub-Adviser’s portfolio management team in managing hedge fund or other products and its ability to manage risk.

Where applicable, the Board also considered information about the experience of BAIA’s affiliates (if any) in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. With respect to each Sub-Adviser that previously had been allocated a portion of the Fund’s assets, the Board considered information about the recent performance record of the Fund’s assets managed by the Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index, and the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the applicable Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed (i) each Sub-Adviser’s sub-advisory fee (and proposed sub-advisory fee in the case of Sage Rock) for managing the allocated Fund assets, including any fee breakpoints; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory services to the Fund. The Board considered

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the Sub-Advisers based on allocations of Fund assets among the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board concluded that the sub-advisory fees, subject to any applicable breakpoints, reflected the complexity of the operations of each Sub-Adviser’s portfolio within the Fund and were reasonable in light of the current and anticipated sizes of the portfolios. The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently apply.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2019

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser provides (or is proposed to provide, in the case of Sage Rock) to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Multi-Strategy Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Real Estate Income Trust, Inc., Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund and Blackstone / GSO Floating Rate Enhanced Income Fund
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone

Blackstone Registered Funds

Privacy Notice

GDPR PRIVACY STATEMENT

DATA PRIVACY NOTICE FOR INVESTORS

Why are you seeing this notice?

•

This Data Privacy Notice applies to you to the extent that European Union (“EU”) data protection legislation applies to our processing of your Personal Data (defined below) or to the extent you are a resident of the EU or the European Economic Area (“EEA”). If this Data Privacy Notice applies to you, you have certain rights with respect to your Personal Data which are contained in this Data Privacy Notice.

•

You may need to provide Personal Data to us as part of your investment into any of Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, or Blackstone Alternative Multi-Strategy Fund (together the “Funds”).

•	We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates.
•

“Personal Data” has the meaning given in the EU data protection legislation and includes any information relating to an identifiable individual (such as name, address, date of birth or economic information).

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

The Fund is committed to protecting and respecting your privacy.

The Fund-related entities on whose behalf this privacy statement is made are: (i) the Funds, (ii) Blackstone Alternative Investment Advisors LLC, (iii) Blackstone Alternative Asset Management L.P., and (iv) their respective affiliates, and in each case such persons’ legal and other advisors and agents (together, the “Fund Parties”).

Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

When you provide us with your Personal Data, the Fund acts as a “data controller”. In simple terms, this means that:

•	we “control” the Personal Data that you provide – including making sure that it is kept secure
•	we make certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law

What Personal Data do we collect about you?

The types of Personal Data we collect and share depends on the product or service you have with us and the nature of your investment. This information can include or be related to:

•	name, date of birth, country(ies) of citizenship, mailing and permanent address, email address, and telephone number
•	photo identification, including passports, driving license, and other government-issued IDs
•	bank and brokerage account information, including routing and account numbers
•	national insurance number and tax identification number
•	source of wealth, employment information, education history, number of dependents and income
•	assets and liabilities
•	investment strategy, experience, and activity

•	risk tolerance and transaction history
•	internet protocol address
•	cookie identification
•	information about your third-party representatives

The Personal Data collected about you will help us provide you with a better service and facilitate our business relationship.

•	We may combine Personal Data that you provide to us with Personal Data that we collect from, or about you, in some circumstances.
•	This will include Personal Data collected in an online or offline context.

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
Personal Data that you give us

•  from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This will include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

•  when you provide it to us in correspondence and conversations

•  when you make transactions with respect to the Fund

•  when you purchase shares from us and/or tell us where to send money

Personal Data we obtain from others

•  publicly available and accessible directories and sources

•  bankruptcy registers

•  tax authorities, including those that are based outside the United Kingdom and the EEA if you are subject to tax in another jurisdiction

•  governmental and competent regulatory authorities to whom we have regulatory obligations

Why do we process your Personal Data?

We process your Personal Data for the following reasons:

WHY	HOW
Contract

It is necessary to perform our contract with you to:

•  administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our funds

•  meet the resulting contractual obligations we have to you

•  facilitate the continuation or termination of the contractual relationship between you and the Fund

•  facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject to:

•  undertake our client and investor due diligence, and on-boarding checks

•  carry out verification, know your client (KYC), terrorist financing and anti-money laundering checks

•  verify the identity and addresses of our investors (and, if applicable their beneficial owners)

WHY	HOW

•  comply with requests from regulatory, governmental, tax and law enforcement authorities

•  surveillance and investigation

•  carry out audit checks

•  maintain statutory registers

•  prevent and detect fraud

•  comply with sanctions laws

Our legitimate interests

For our legitimate interests or those of a third party to:

•  manage and administer your holding in any funds in which you are invested, and any related accounts on an ongoing basis

•  assess and process any applications or requests made by you

•  open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund

•  send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund

•  address or investigate any complaints, claims, proceedings or disputes

•  provide you with, and inform you about, our investment products and services

•  monitor and improve our relationships with investors

•  comply with applicable regulatory obligations

•  manage our risk and operations

•  comply with our accounting and tax reporting requirements

•  comply with our audit requirements

•  assist with internal compliance with our policies and process

•  ensure appropriate group management and governance

•  keep our internal records

•  prepare reports on incidents / accidents

•  protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

•  analyse and manage commercial risks

•  seek professional advice, including legal advice

•  enable any actual or proposed, assignee or transferee, participant or sub-participant of the Fund’s or

•  Fund vehicles’ rights or obligations to evaluate proposed transactions

•  facilitate business asset transactions involving the

•  Fund or Fund-related vehicles

•  monitor communications to/from us using our systems

•  protect the security and integrity of our IT systems

We only rely on these interests where we have considered that, on balance, our legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data with

We will share your Personal Data with the following persons for the following reasons:

WHO	WHY
Fund associates	We share your Personal Data with our associates, related parties and members of our group. This is to: • manage our relationship with you • the purposes set out in this Data Privacy Notice

WHO	WHY
Fund Managers, Depositories, Administrators, Custodians, Investment Advisers

•  delivering the services you require

•  managing your investment

•  supporting and administering investment-related activities

•  complying with applicable investment laws and regulations

Fund and investment specific details of these third parties can be found in the relevant subscription documents you have been provided with

Tax Authorities

•  to comply with applicable laws and regulations

•  where required by EEA tax authorities (who, in turn, may share your Personal Data with foreign tax authorities)

•  where required by foreign tax authorities, including outside of the EEA

Service Providers	• delivering and facilitating the services needed to support our business relationship with you • supporting and administering investment-related activities
Our lawyers, auditors and other professional advisors	• providing you with investment-related services • to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:

•	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory
•	organisations and agencies – where we are required to do so by law

Do you have to provide us with this Personal Data?

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Where we collect Personal Data from you that is purely voluntary and there are no implications for you if you do not wish to provide us with it, we will indicate as such.

Some of the Personal Data we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data internationally

We will transfer your Personal Data to our group members, shareholders of the Fund and related parties, and to third party service providers outside of the EEA, which do not have similarly strict data protection and privacy laws.

Where we transfer Personal Data to other members of our group, or our service providers, we have put in place data transfer agreements and safeguards using European Commission approved terms.

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

Consent – and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data.

If we do, you have the right to withdraw this consent at any time.

Please contact us or send us an email at GDPRqueries@blackstone.com at any time if you wish to do so.

Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations, or where longer, such longer period as is required by law or regulatory obligations which apply to us.

•	We will generally retain Personal Data about you throughout the life cycle of any investment you are involved in
•	Some Personal Data will be retained after your relationship with us ends As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any investment vehicle related to the Fund and there is no longer any legal or regulatory requirement or other legitimate business purpose for retaining your Personal Data.

Your rights

You have certain data protection rights, including:

•	the right to access your Personal Data
•	the right to restrict the use of your Personal Data
•	the right to have incomplete or inaccurate Personal Data corrected
•	the right to ask us to stop processing your Personal Data
•	the right to require us to delete your Personal Data in some limited circumstances

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing your Personal Data.

This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. A list of the EU data protection authorities is available by clicking this link:

http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080.

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email at GDPRqueries@blackstone.com.

Contact us in writing using the address below:

Address	The Blackstone Group Attn: Legal and Compliance 345 Park Avenue New York, NY 10154

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review.

This Data Privacy Notice was last updated January 2019.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer and Chief Compliance Officer

Natasha Kulkarni, Secretary

Sherilene Sibadan, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte &Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 26, 2019

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 26, 2019